UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2010

Date of reporting period:         November 30, 2009

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                              [WELLS FARGO ADVANTAGE FUNDS LOGO]

[LOGO]
Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[LOGO]                         Semi-Annual Report
                               November 30, 2009

     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM)

     - WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM)

     - WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM)

     - WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM)

     - WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM)

     - WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM)

     - WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM)

      REDUCE CLUTTER. SAVE TREES.

      Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
WealthBuilder Conservative Allocation Portfolio ...........................    4
WealthBuilder Moderate Balanced Portfolio .................................    6
WealthBuilder Growth Balanced Portfolio ...................................    8
WealthBuilder Growth Allocation Portfolio .................................   10
WealthBuilder Equity Portfolio ............................................   12
WealthBuilder Tactical Equity Portfolio ...................................   14

FUND EXPENSES .............................................................   16

PORTFOLIO OF INVESTMENTS
WealthBuilder Conservative Allocation Portfolio ...........................   17
WealthBuilder Moderate Balanced Portfolio .................................   19
WealthBuilder Growth Balanced Portfolio ...................................   21
WealthBuilder Growth Allocation Portfolio .................................   23
WealthBuilder Equity Portfolio ............................................   25
WealthBuilder Tactical Equity Portfolio ...................................   26

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   28
Statements of Operations ..................................................   30
Statements of Changes in Net Assets .......................................   32
Financial Highlights ......................................................   36

NOTES TO FINANCIAL STATEMENTS .............................................   38

OTHER INFORMATION .........................................................   47

LIST OF ABBREVIATIONS .....................................................   48

                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[LOGO]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines-- provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account Services and WELLS FARGO ADVANTAGE FUNDS(R) and to certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2009.

EQUITY FUNDS

Asia Pacific Fund                                 Growth Fund                                 Small Cap Disciplined Fund
C&B Large Cap Value Fund                          Growth Equity Fund                          Small Cap Growth Fund
C&B Mid Cap Value Fund                            Index Fund                                  Small Cap Opportunities Fund
Capital Growth Fund                               International Core Fund                     Small Cap Value Fund
Common Stock Fund                                 International Equity Fund                   Small Company Growth Fund
Discovery Fund+                                   International Value Fund                    Small Company Value Fund
Diversified Equity Fund                           Large Cap Appreciation Fund                 Small/Mid Cap Value Fund
Diversified Small Cap Fund                        Large Cap Growth Fund                       Social Sustainability Fund+
Emerging Growth Fund                              Large Company Core Fund                     Specialized Financial Services Fund
Emerging Markets Equity Fund                      Large Company Growth Fund                   Specialized Technology Fund
Endeavor Select Fund+                             Large Company Value Fund                    U.S. Value Fund
Enterprise Fund+                                  Mid Cap Disciplined Fund
Equity Income Fund                                Mid Cap Growth Fund
Equity Value Fund                                 Opportunity Fund+

BOND FUNDS

California Limited-Term Tax-Free Fund             Inflation-Protected Bond Fund               Short-Term Municipal Bond Fund
California Tax-Free Fund                          Intermediate Tax/AMT-Free Fund              Stable Income Fund
Colorado Tax-Free Fund                            Minnesota Tax-Free Fund                     Strategic Income Fund
Diversified Bond Fund                             Municipal Bond Fund                         Total Return Bond Fund
Government Securities Fund(1)                     Short Duration Government Bond Fund(1)      Ultra Short-Term Income Fund
High Income Fund                                  Short-Term Bond Fund                        Ultra Short-Term Municipal Income Fund
Income Plus Fund                                  Short-Term High Yield Bond Fund             Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund                        WealthBuilder Growth Allocation Portfolio+  Target 2020 Fund(2)+
Asset Allocation Fund                             WealthBuilder Growth Balanced Portfolio+    Target 2025 Fund(2)+
Conservative Allocation Fund                      WealthBuilder Moderate Balanced Portfolio+  Target 2030 Fund(2)+
Growth Balanced Fund                              WealthBuilder Tactical Equity Portfolio+    Target 2035 Fund(2)+
Moderate Balanced Fund                            Target Today Fund(2)+                       Target 2040 Fund(2)+
WealthBuilder Conservative Allocation Portfolio+  Target 2010 Fund(2)+                        Target 2045 Fund(2)+
WealthBuilder Equity Portfolio+                   Target 2015 Fund(2)+                        Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)                Heritage Money Market Fund+                 National Tax-Free Money Market Fund
California Municipal Market Fund                  Minnesota Money Market Fund                 National Tax-Free Money Market Trust
California Municipal Market Trust                 Money Market Fund                           Overland Express Sweep Fund+
Cash Investment Money Market Fund                 Money Market Trust                          Prime Investment Money Market Fund
Government Money Market Fund(1)                   Municipal Money Market Fund                 Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund                          VT International Core Fund                  VT Opportunity Fund+
VT+ C&B Large Cap Value Fund                      VT Large Company Core Fund                  VT Small Cap Growth Fund
VT Discovery Fund+                                VT Large Company Growth Fund                VT Small/Mid Cap Value Fund
VT Equity Income Fund                             VT Money Market Fund                        VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
1. The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY Fund(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage WealthBuilder Portfolio                              Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

BY MID-2009, DATA EMERGED TO SUGGEST THAT THE LONG-RUNNING ECONOMIC AND FINANCIAL CRISIS THAT BEGAN IN 2007 MIGHT BE COMING TO AN END.

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM) for the six-month period that ended November 30, 2009. The period was marked by cautious optimism, as signs emerged that the worst of the economic crisis may have passed.

ECONOMIC REPORTS SHOWED SIGNS OF IMPROVEMENT.

By mid-2009, data emerged to suggest that the long-running economic and financial crisis that began in 2007 might be coming to an end. Real Gross Domestic Product (GDP) advanced by 2.8% in the third quarter of 2009 compared with the prior quarter--an improvement from the 0.7% decline in the second quarter of 2009, and a noted improvement from the 6.4% sequential decline for the first quarter of 2009. Third-quarter GDP was supported by government expenditures but also reflected contributions from personal consumption expenditures, exports, private inventory investment, and investment in single-family and multi-family homes. Even before the third-quarter numbers were released, most economists surveyed by THE WALL STREET JOURNAL in August 2009 said that the recession that officially began in December 2007 was now over. The unemployment rate was the main sour note during the period, rising to 10.2% in October, and falling back modestly to 10% in November.

International news supported the notion of a slow recovery. The two largest euro-zone economies, France and Germany, posted modest sequential growth rates in the second and third quarters, though some of the smaller euro-zone economies such as Greece struggled with high debt burdens. In Japan, the economy technically emerged from recession in the second quarter of 2009, but final government figures showed that third-quarter growth was a modest 0.3%, still positive but below the preliminary estimate of 1.2%.

DESPITE TENTATIVE SIGNS OF ECONOMIC HEALTH, GOVERNMENTS MAINTAINED AN ACTIVE ROLE IN THE WORLDWIDE ECONOMY.

In late July, the U.S. government kicked off the popular "Cash for Clunkers" program, which offered consumers up to $4,500 in federal rebates toward certain new vehicles upon trade-in of an older car or truck. The program, which proved more popular than expected, was modeled on a program introduced by the German government. Both the European Central Bank (ECB) and the Federal Reserve kept their key interest rates at low levels (1% for the ECB, effectively zero for the Federal Reserve), continued to provide cash to banks, and purchased debt securities backed by mortgages in order to support the financial system. In Japan, the opposition party, the Democratic Party of Japan, broke the near-50-year rule of the Liberal Democratic Party with a mandate to revive the country's sluggish economy.

Letter to Shareholders                                                       Wells Fargo Advantage WealthBuilder Portfolio 3

GLOBAL STOCK AND BOND MARKETS RALLIED.

Stocks rallied across the board on widespread hope that economic growth would resume in late 2009 or early 2010, with all major parts of the global stock market posting double-digit gains. Large-cap stocks outperformed small-cap stocks. Value stocks and growth stocks posted similar returns in the large-cap universe, but in the small-cap universe, value stocks outperformed. Returns on international large-cap stocks kept pace with domestic issues, aided in part by a weaker U.S. dollar.

Bonds also posted gains. Higher-quality government and corporate bonds continued to benefit from central bank interventions that kept a lid on interest rates. High-yield bonds, which posted losses during the depth of the credit crisis, rebounded strongly as economic conditions seemed to improve.

MANY VARIABLES ARE AT WORK IN THE MARKET.

The full effect of the ongoing credit crisis remains unknown. Growing unemployment and debt defaults continue to pressure consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

STOCKS RALLIED ACROSS THE BOARD ON WIDESPREAD HOPE THAT ECONOMIC GROWTH WOULD RESUME IN LATE 2009 OR EARLY 2010, WITH ALL MAJOR PARTS OF THE GLOBAL STOCK MARKET POSTING DOUBLE-DIGIT GAINS.

4 Wells Fargo Advantage WealthBuilder Portfolio                              Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA (until 2/1/10)
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
September 30, 2004

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

[PIE CHART]

Alternative Investment Funds        (5%)
Stock Funds                        (24%)
Bond Funds                         (71%)

TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(2)
(AS OF NOVEMBER 30, 2009)

Wells Fargo Advantage Short Duration Government Bond Fund                       28%
Wells Fargo Advantage Government Securities Fund                                19%
Wells Fargo Advantage Total Return Bond Portfolio                               19%
Oppenheimer International Bond Fund                                              5%
PIMCO High Yield Fund                                                            5%
PIMCO Commodity RealReturn Strategy Fund                                         3%
T. Rowe Price Blue Chip Growth Fund                                              2%
Wells Fargo Advantage Equity Value Portfolio                                     2%
ING Global Real Estate Fund                                                      2%
Thornburg International Value Fund                                               2%

----------
1. Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

2. Portfolio holdings are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights                                                    Wells Fargo Advantage WealthBuilder Portfolio 5

           WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                                Including  Sales Charge              Excluding Sales Charge          Expense Ratio
                                        ------------------------------------  ------------------------------------  ----------------
WEALTHBUILDER CONSERVATIVE                                          Life of                               Life of
ALLOCATION PORTFOLIO                    6 Months*  1 Year  5 Year  Portfolio  6 Months*  1 Year  5 Year  Portfolio  Gross(3)  Net(4)
-------------------------------------   ---------  ------  ------  ---------  ---------  ------  ------  ---------  --------  ------
Conservative Allocation
 Portfolio (WBCAX)                       7.90      18.32    2.82     3.10      9.54       20.12   3.13     3.41       2.11%   1.50%
WealthBuilder Conservative Allocation
 Composite Index(5)                                                            8.99       14.62   4.72     4.73
S&P 500 Index(6)                                                              20.50       25.39   0.71     1.76
Barclays Capital U.S. Aggregate
 Bond Index(7)                                                                 6.21       11.63   5.49     5.32

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

----------
3. Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

4. The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The WealthBuilder Conservative Allocation Composite Index is weighted 20% in the S&P 500 Index and 80% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

6. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

7. The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6 Wells Fargo Advantage WealthBuilder Portfolio                              Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA (until 2/1/10)
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
September 30, 2004

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

[PIE CHART]

Alternative Investment Funds        (5%)
Stock Funds                        (48%)
Bond Funds                         (47%)

TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(2)
(AS OF NOVEMBER 30, 2009)

Wells Fargo Advantage Short Duration Government Bond Fund                       19%
Wells Fargo Advantage Total Return Bond Portfolio                               14%
Wells Fargo Advantage Government Securities Fund                                14%
PIMCO High Yield Fund                                                            5%
Oppenheimer International Bond Fund                                              5%
Wells Fargo Advantage Equity Value Portfolio                                     5%
T. Rowe Price Blue Chip Growth Fund                                              5%
Thornburg International Value Fund                                               4%
PIMCO Commodity RealReturn Strategy Fund                                         3%
Wells Fargo Advantage International Growth Portfolio                             3%

----------
1. Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

2. Portfolio holdings are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights                                                       Wells Fargo Advantage WealthBuilder Portfolio 7

     WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                            Including Sales Charge                 Excluding Sales Charge          Expense Ratio
                                      ------------------------------------  ------------------------------------  ----------------
WEALTHBUILDER MODERATE                                            Life of                               Life of
BALANCED PORTFOLIO                    6 Months*  1 Year  5 Year  Portfolio  6 Months*  1 Year  5 Year  Portfolio  Gross(3)  Net(4)
------------------------------------  ---------  ------  ------  ---------  ---------  ------  ------  ---------  --------  ------
Moderate Balanced Portfolio (WBBBX)    11.14      23.67   1.91     2.53      12.83      25.55   2.22    2.83       2.19%     1.50%
WealthBuilder Moderate Balanced
 Composite Index(5)                                                          11.81      17.51   3.86    4.05
Barclays Capital U.S. Aggregate Bond
 Index(6)                                                                     6.21      11.63   5.49    5.32
S&P 500 Index(7)                                                             20.50      25.39   0.71    1.76

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFOMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

4. The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The WealthBuilder Moderate Balanced Composite Index is weighted 40% in the S&P 500 Index and 60% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

6. The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 Wells Fargo Advantage WealthBuilder Portfolio                              Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA (until 2/1/10)
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
October 1, 1997

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

[PIE CHART]

Alternative Investment Funds        (5%)
Stock Funds                        (77%)
Bond Funds                         (18%)

TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(2)
(AS OF NOVEMBER 30, 2009)

Wells Fargo Advantage Government Securities Fund                                12%
Wells Fargo Advantage Total Return Bond Portfolio                               11%
T. Rowe Price Blue Chip Growth Fund                                              8%
Wells Fargo Advantage Equity Value Portfolio                                     8%
Thornburg International Value Fund                                               7%
Oppenheimer International Bond Fund                                              5%
PIMCO High Yield Fund                                                            5%
Wells Fargo Advantage International Growth Portfolio                             5%
Wells Fargo Advantage Endeavor Select Fund                                       4%
Columbia Marsico Focused Equities Fund                                           4%

----------
1. Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

2. Portfolio holdings are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights                                                       Wells Fargo Advantage WealthBuilder Portfolio 9

       WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                             Including Sales Charge             Excluding Sales Charge          Expense Ratio
WEALTHBUILDER GROWTH                  ----------------------------------  ----------------------------------  ----------------
BALANCED PORTFOLIO                    6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
---------------------------------     ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Growth Balanced Portfolio (WBGBX)      15.47     30.27   0.34    0.93     17.23      32.25    0.64    1.08    2.28%     1.50%
WealthBuilder Growth Balanced
 Composite Index(5)                                                       15.39      20.95    2.65    2.17
S&P 500 Index(6)                                                          20.50      25.39    0.71   (0.57)
Barclays Capital U.S. Aggregate
 Bond Index(7)                                                             6.21      11.63    5.49    6.45

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Portfolio's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-based securities risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

4. The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The WealthBuilder Growth Balanced Composite Index is weighted 65% in the S&P 500 Index and 35% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

6. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

7. The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

10  Wells Fargo Advantage WealthBuilder Portfolio                            Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (the Portfolio) seeks capital appreciation with a secondary emphasis on current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA (until 2/1/10)
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
September 30, 2004

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

[PIE CHART]

Alternative Investment Funds        (5%)
Stock Funds                        (91%)
Bond Funds                          (4%)

TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(2)
(AS OF NOVEMBER 30, 2009)

T. Rowe Price Blue Chip Growth Fund                                              9%
Wells Fargo Advantage Equity Value Portfolio                                     9%
Thornburg International Value Fund                                               8%
Wells Fargo Advantage Government Securities Fund                                 7%
Wells Fargo Advantage Total Return Bond Portfolio                                6%
Wells Fargo Advantage International Growth Portfolio                             5%
Columbia Marsico Focused Equities Fund                                           5%
Wells Fargo Advantage Endeavor Select Fund                                       5%
MFS Value Fund                                                                   5%
Eaton Vance Large Cap Value Fund                                                 5%

----------
1. Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

2. Portfolio holdings are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights                                                       Wells Fargo Advantage WealthBuilder Portfolio 11

     WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                              Including Sales Charge                 Excluding Sales Charge
                                      ------------------------------------  ------------------------------------    Expense Ratio
WEALTHBUILDER GROWTH                                              Life of                               Life of   ----------------
ALLOCATION PORTFOLIO                  6 Months*  1 Year  5 Year  Portfolio  6 Months*  1 Year  5 Year  Portfolio  Gross(3)  Net(4)
------------------------------------  ---------  ------  ------  ---------  ---------  ------  ------  ---------  --------  ------
Growth Allocation Portfolio (WBGGX)    16.52      32.02  (0.36)   0.76      18.30      34.03  (0.06)    1.06       2.38%     1.50%
WealthBuilder Growth Allocation
 Composite Index(5)                                                         17.56      22.91   1.85     2.40
Barclays Capital U.S. Aggregate Bond
 Index(6)                                                                    6.21      11.63   5.49     5.32
S&P 500 Index(7)                                                            20.50      25.39   0.71     1.76

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Portfolio's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

4. The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The WealthBuilder Growth Allocation Composite Index is weighted 80% in the S&P 500 Index and 20% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

6. The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

12  Wells Fargo Advantage WealthBuilder Portfolio                            Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA (until 2/1/10)
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
October 1, 1997

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

[PIE CHART]

Small Company                   (20%)
International                   (30%)
Large Company Value             (25%)
Large Company Growth            (25%)

TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(2)
(AS OF NOVEMBER 30, 2009)

T. Rowe Price Blue Chip Growth Fund                                             13%
Wells Fargo Advantage Equity Value Portfolio                                    13%
Thornburg International Value Fund                                              10%
Wells Fargo Advantage International Growth Portfolio                             7%
MFS Value Fund                                                                   6%
Wells Fargo Advantage Endeavor Select Fund                                       6%
Columbia Marsico Focused Equities Fund                                           6%
Eaton Vance Large Cap Value Fund                                                 6%
Wells Fargo Advantage Small Cap Value Fund                                       5%
Wells Fargo Advantage Small Company Value Portfolio                              5%

----------
1. Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

2. Portfolio holdings are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights                                                             Wells Fargo Advantage WealthBuilder Portfolio 13

               WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                   Including Sales Charge                  Excluding Sales Charge            Expense Ratio
WEALTHBUILDER              -------------------------------------   -------------------------------------   -----------------
EQUITY PORTFOLIO           6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
------------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Equity Portfolio (WBGIX)     16.75      31.92   (0.80)    (1.21)     18.52      33.92   (0.50)    (1.06)    2.49%      1.50%
S&P 500 Index(5)                                                     20.50      25.39    0.71     (0.57)

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

-----------
3. Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

4. The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

14 Wells Fargo Advantage WealthBuilder Portfolio                                                             Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA (until 2/1/10)
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
October 1, 1997

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

[PIE CHART]

Small Company                           (35%)
International                           (50%)
Large Cap                               (15%)

TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(2)
(AS OF NOVEMBER 30, 2009)

Wells Fargo Advantage Equity Value Portfolio                               17%
Thornburg International Value Fund                                         10%
Eaton Vance Large Cap Value Fund                                            9%
MFS Value Fund                                                              9%
T. Rowe Price Blue Chip Growth Fund                                         8%
Wells Fargo Advantage International Growth Portfolio                        8%
Wells Fargo Advantage Small Cap Value Fund                                  5%
Wells Fargo Advantage Small Cap Growth Fund                                 5%
Oppenheimer Main Street Small Cap Fund                                      5%
Wells Fargo Advantage Small Company Value Portfolio                         5%

----------
1. Effective allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

2. Portfolio holdings are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights                                                             Wells Fargo Advantage WealthBuilder Portfolio 15

       WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                           Including Sales Charge                  Excluding Sales Charge            Expense Ratio
WEALTHBUILDER TACTICAL             -------------------------------------   -------------------------------------   -----------------
EQUITY PORTFOLIO                   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
---------------------------------  ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Tactical Equity Portfolio (WBGAX)    16.73      32.11   (0.05)    (0.52)     18.51      34.12    0.25     (0.37)    2.44%     1.50%
S&P 500 Index(5)                                                             20.50      25.39    0.71     (0.57)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
3. Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

4. The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

16 Wells Fargo Advantage WealthBuilder Portfolio                                                                      Fund Expenses

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable portfolio to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning         Ending        Expenses
                                                   Account Value   Account Value   Paid During      Net Annual
                                                    06-01-2009      11-30-2009      Period(1)    Expense Ratio(2)
                                                   -------------   -------------   -----------   ----------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Actual                                              $1,000.00        $1,095.40       $7.88             1.50%
Hypothetical (5% return before expenses)            $1,000.00        $1,017.55       $7.59             1.50%

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Actual                                              $1,000.00        $1,128.30       $8.00             1.50%
Hypothetical (5% return before expenses)            $1,000.00        $1,017.55       $7.59             1.50%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Actual                                              $1,000.00        $1,172.30       $8.17             1.50%
Hypothetical (5% return before expenses)            $1,000.00        $1,017.55       $7.59             1.50%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Actual                                              $1,000.00        $1,183.00       $8.21             1.50%
Hypothetical (5% return before expenses)            $1,000.00        $1,017.55       $7.59             1.50%

WEALTHBUILDER EQUITY PORTFOLIO

Actual                                              $1,000.00        $1,185.20       $8.22             1.50%
Hypothetical (5% return before expenses)            $1,000.00        $1,017.55       $7.59             1.50%

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Actual                                              $1,000.00        $1,185.10       $8.22             1.50%
Hypothetical (5% return before expenses)            $1,000.00        $1,017.55       $7.59             1.50%

----------
1. Expenses are equal to the Portfolio's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year ended).

2.   The actual expense rates exclude expenses allocated from Master Portfolios.

Portfolio of Investments--November 30, 2009 (Unaudited)                            Wells Fargo Advantage WealthBuilder Portfolio 17

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

                    SHARES   SECURITY NAME                                                                                 VALUE
INVESTMENT COMPANIES: 96.71%

STOCK FUNDS: 10.67%
                   193,503   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                    $  3,784,912
                    89,152   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                  1,336,382
                    70,652   DODGE & COX INTERNATIONAL STOCK FUND                                                         2,230,475
                   227,303   EATON VANCE LARGE CAP VALUE FUND                                                             3,782,324
                   196,460   ING INTERNATIONAL VALUE FUND                                                                 2,251,436
                   184,083   MFS VALUE FUND                                                                               3,786,581
                   181,598   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                       2,972,758
                   237,229   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                          7,539,140
                    36,456   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                   1,353,959
                   249,532   THORNBURG INTERNATIONAL VALUE FUND                                                           6,253,274

                                                                                                                         35,291,241
                                                                                                                       ------------
AFFILIATED STOCK FUNDS: 7.48%
                   459,530   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                   3,781,936
                       N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                 7,519,698
                       N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                         4,453,526
                   274,374   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                  2,974,217
                   119,424   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                   3,039,331
                       N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                          2,980,064

                                                                                                                         24,748,772
                                                                                                                       ------------
BOND FUNDS: 14.08%
                   434,060   ING GLOBAL REAL ESTATE FUND                                                                  6,376,337
                 2,282,270   OPPENHEIMER INTERNATIONAL BOND FUND                                                         15,268,389
                 1,146,773   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                     9,781,976
                 1,757,372   PIMCO HIGH YIELD FUND                                                                       15,166,122

                                                                                                                         46,592,824
                                                                                                                       ------------
AFFILIATED BOND FUNDS: 64.48%
                 5,548,149   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                            60,974,155
                 8,727,619   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                   91,378,173
                       N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           60,962,614

                                                                                                                        213,314,942
                                                                                                                       ------------

TOTAL INVESTMENT COMPANIES (COST $301,725,504)                                                                          319,947,779
                                                                                                                       ------------

                                                                                           YIELD
SHORT-TERM INVESTMENTS: 1.83%

MUTUAL FUNDS: 1.28%
                 4,234,595   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(s)                   0.13%                         4,234,595
                                                                                                                       ------------

                 PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.55%
               $ 1,050,000   US TREASURY BILL## #                                           0.20         02/04/2010       1,049,522
                   755,000   US TREASURY BILL## #                                           0.16         05/06/2010         754,497

                                                                                                                          1,804,019
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,038,614)                                                                            6,038,614
                                                                                                                       ------------

18 Wells Fargo Advantage WealthBuilder Portfolio                            Portfolio of Investments--November 30, 2009 (Unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

                    SHARES   SECURITY NAME                                                                                VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $307,764,118)*                                                                       98.54%                    $  325,986,393
OTHER ASSETS AND LIABILITIES, NET                                                           1.46                          4,828,517
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  330,814,910
                                                                                          ------                     --------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(s)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $312,488,419 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                $  18,222,275
Gross unrealized depreciation                                                   (4,724,301)
                                                                             -------------
Net unrealized appreciation                                                  $  13,497,974

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2009 (Unaudited)                            Wells Fargo Advantage WealthBuilder Portfolio 19

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

                    SHARES   SECURITY NAME                                                                                VALUE
INVESTMENT COMPANIES: 96.78%

STOCK FUNDS: 21.36%
                   445,101   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                    $  8,706,182
                   206,181   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                  3,090,646
                   163,337   DODGE & COX INTERNATIONAL STOCK FUND                                                         5,156,557
                   523,394   EATON VANCE LARGE CAP VALUE FUND                                                             8,709,274
                   452,430   ING INTERNATIONAL VALUE FUND                                                                 5,184,852
                   424,261   MFS VALUE FUND                                                                               8,727,039
                   419,489   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                       6,867,031
                   547,302   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         17,393,246
                    84,116   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                   3,124,071
                   574,804   THORNBURG INTERNATIONAL VALUE FUND                                                          14,404,583

                                                                                                                         81,363,481
                                                                                                                       ------------
AFFILIATED STOCK FUNDS: 15.07%
                 1,060,443   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                   8,727,444
                       N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                17,511,371
                       N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                        10,371,169
                   633,802   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                  6,870,412
                   272,871   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                   6,944,557
                       N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                          6,978,735

                                                                                                                         57,403,688
                                                                                                                       ------------
BOND FUNDS: 14.05%
                   501,336   ING GLOBAL REAL ESTATE FUND                                                                  7,364,633
                 2,618,432   OPPENHEIMER INTERNATIONAL BOND FUND                                                         17,517,309
                 1,298,780   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                    11,078,595
                 2,033,421   PIMCO HIGH YIELD FUND                                                                       17,548,419

                                                                                                                         53,508,956
                                                                                                                       ------------

AFFILIATED BOND FUNDS: 46.30%
                 4,815,302   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                            52,920,167
                 6,732,676   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                   70,491,117
                       N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           52,981,546

                                                                                                                        176,392,830
                                                                                                                       ------------

TOTAL INVESTMENT COMPANIES (COST $349,043,397)                                                                          368,668,955
                                                                                                                       ------------

                                                                                           YIELD
SHORT-TERM INVESTMENTS: 2.33%

MUTUAL FUNDS: 1.23%
                 4,681,074   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(S)                   0.13%                         4,681,074
                                                                                                                       ------------

                 PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 1.10%
               $ 2,155,000   US TREASURY BILL## #                                           0.28         02/04/2010       2,154,027
                 2,025,000   US TREASURY BILL## #                                           0.16         05/06/2010       2,023,636

                                                                                                                          4,177,663
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,858,737)                                                                            8,858,737
                                                                                                                       ------------

20 Wells Fargo Advantage WealthBuilder Portfolio                            Portfolio of Investments--November 30, 2009 (Unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

                    SHARES   SECURITY NAME                                                                               VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $357,902,134)*                                                                       99.11%                    $  377,527,692
OTHER ASSETS AND LIABILITIES, NET                                                           0.89                          3,404,003
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  380,931,695
                                                                                          ------                     --------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(s)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $363,145,704 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                $  22,035,777
Gross unrealized depreciation                                                   (7,653,789)
                                                                             -------------
Net unrealized appreciation                                                  $  14,381,988

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2009 (Unaudited)                            Wells Fargo Advantage WealthBuilder Portfolio 21

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

                    SHARES   SECURITY NAME                                                                                  VALUE
INVESTMENT COMPANIES: 97.68%

STOCK FUNDS: 35.36%
                 1,087,028   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                    $ 21,262,274
                   495,830   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                  7,432,489
                   397,580   DODGE & COX INTERNATIONAL STOCK FUND                                                        12,551,591
                 1,270,392   EATON VANCE LARGE CAP VALUE FUND                                                            21,139,327
                 1,093,391   ING INTERNATIONAL VALUE FUND                                                                12,530,264
                 1,029,137   MFS VALUE FUND                                                                              21,169,348
                 1,015,604   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                      16,625,441
                 1,329,253   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         42,243,674
                   202,973   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                   7,538,433
                 1,396,653   THORNBURG INTERNATIONAL VALUE FUND                                                          35,000,125

                                                                                                                        197,492,966
                                                                                                                       ------------
AFFILIATED STOCK FUNDS: 24.87%
                 2,584,252   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                  21,268,393
                       N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                42,166,046
                       N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                        25,137,294
                 1,534,042   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                 16,629,016
                   668,190   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                  17,005,434
                       N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                         16,716,932

                                                                                                                        138,923,115
                                                                                                                       ------------
BOND FUNDS: 14.29%
                   736,837   ING GLOBAL REAL ESTATE FUND                                                                 10,824,141
                 3,903,222   OPPENHEIMER INTERNATIONAL BOND FUND                                                         26,112,553
                 1,992,246   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                    16,993,860
                 3,003,080   PIMCO HIGH YIELD FUND                                                                       25,916,577

                                                                                                                         79,847,131
                                                                                                                       ------------
AFFILIATED BOND FUNDS: 23.16%
                 6,149,293   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                            67,580,728
                       N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           61,768,687

                                                                                                                        129,349,415
                                                                                                                       ------------

TOTAL INVESTMENT COMPANIES (COST $515,952,910)                                                                          545,612,627
                                                                                                                       ------------

                                                                                           YIELD
SHORT-TERM INVESTMENTS: 1.69%

MUTUAL FUNDS: 0.14%
                   773,092   WELLS Fargo Advantage Money Market Trust~(s)                  0.13%                            773,092
                                                                                                                       ------------

                 PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 1.55%
               $ 5,470,000   US TREASURY BILL## #                                            0.28        02/04/2010       5,467,423
                 3,205,232   US TREASURY BILL## #                                            0.16        05/06/2010       3,203,057

                                                                                                                          8,670,480
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,443,572)                                                                            9,443,572
                                                                                                                       ------------

22 Wells Fargo Advantage WealthBuilder Portfolio                            Portfolio of Investments--November 30, 2009 (Unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

                    SHARES   SECURITY NAME                                                                               VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $525,396,482)*                                                                       99.37%                    $  555,056,199
OTHER ASSETS AND LIABILITIES, NET                                                           0.63                          3,504,450
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  558,560,649
                                                                                          ------                     --------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(s)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $548,671,559 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                $  42,702,896
Gross unrealized depreciation                                                  (36,318,256)
                                                                             -------------
Net unrealized appreciation                                                  $   6,384,640)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2009 (Unaudited)                            Wells Fargo Advantage WealthBuilder Portfolio 23

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

                    SHARES   SECURITY NAME                                                                                 VALUE
INVESTMENT COMPANIES: 97.23%

STOCK FUNDS: 43.28%
                   474,388   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                    $  9,279,020
                   218,485   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                  3,275,091
                   174,598   DODGE & COX INTERNATIONAL STOCK FUND                                                         5,512,047
                   556,998   EATON VANCE LARGE CAP VALUE FUND                                                             9,268,440
                   481,492   ING INTERNATIONAL VALUE FUND                                                                 5,517,893
                   450,764   MFS VALUE FUND                                                                               9,272,212
                   446,560   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                       7,310,187
                   583,265   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         18,536,169
                    89,125   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                   3,310,102
                   612,582   THORNBURG INTERNATIONAL VALUE FUND                                                          15,351,300

                                                                                                                         86,632,461
                                                                                                                       ------------
AFFILIATED STOCK FUNDS: 30.38%
                 1,127,144   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                   9,276,399
                       N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                18,476,579
                       N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                        10,964,876
                   675,991   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                  7,327,740
                   291,566   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                   7,420,353
                       N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                          7,335,578

                                                                                                                         60,801,525
                                                                                                                       ------------
BOND FUNDS: 10.55%
                   264,802   ING GLOBAL REAL ESTATE FUND                                                                  3,889,945
                   844,340   OPPENHEIMER INTERNATIONAL BOND FUND                                                          5,648,637
                   699,385   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                     5,965,757
                   650,330   PIMCO HIGH YIELD FUND                                                                        5,612,350

                                                                                                                         21,116,689
                                                                                                                       ------------
AFFILIATED BOND FUNDS: 13.02%
                 1,197,599   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                            13,161,616
                       N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           12,904,972

                                                                                                                         26,066,588
                                                                                                                       ------------

TOTAL INVESTMENT COMPANIES (COST $184,956,992)                                                                          194,617,263
                                                                                                                       ------------

                                                                                           YIELD
SHORT-TERM INVESTMENTS: 1.84%

MUTUAL FUNDS: 0.17%
                   346,114   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(S)                  0.13%                            346,114
                                                                                                                       ------------

                 PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 1.67%
               $ 1,785,000   US Treasury Bill## #                                          0.28         02/04/2010        1,784,186
                 1,565,000   US Treasury Bill## #                                          0.16         05/06/2010        1,563,936

                                                                                                                          3,348,122
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,694,236)                                                                            3,694,236
                                                                                                                       ------------

24 Wells Fargo Advantage WealthBuilder Portfolio                            Portfolio of Investments--November 30, 2009 (Unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

                    SHARES   SECURITY NAME                                                                               VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $188,651,228)*                                                                       99.07%                    $  198,311,499
OTHER ASSETS AND LIABILITIES, NET                                                           0.93                          1,857,789
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  200,169,288
                                                                                          ------                     --------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(s)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments.

* Cost for federal income tax purposes is $196,983,264 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                $ 15,693,386
Gross unrealized depreciation                                                 (14,365,151)
                                                                             ------------
Net unrealized appreciation                                                  $  1,328,235

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2009 (Unaudited)        Wells Fargo Advantage WealthBuilder Portfolio 25

WEALTHBUILDER EQUITY PORTFOLIO

  SHARES     SECURITY NAME                                                                       VALUE
INVESTMENT COMPANIES: 99.25%

STOCK FUNDS: 58.32%
   395,815   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                           $  7,742,134
   178,261   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                         2,672,125
   143,214   DODGE & COX INTERNATIONAL STOCK FUND                                                4,521,259
   465,181   EATON VANCE LARGE CAP VALUE FUND                                                    7,740,611
   390,662   ING INTERNATIONAL VALUE FUND                                                        4,476,983
   376,914   MFS VALUE FUND                                                                      7,753,113
   367,845   OPPENHEIMER MAIN STREET SMALL CAP FUND                                              6,021,620
   485,861   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                15,440,653
    74,194   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                          2,755,556
   509,002   THORNBURG INTERNATIONAL VALUE FUND                                                 12,755,578

                                                                                                71,879,632
                                                                                              ------------

AFFILIATED STOCK FUNDS: 40.93%
   941,989   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                          7,752,572
       N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                       15,355,745
       N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                9,127,886
   553,485   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                         5,999,777
   241,784   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                          6,153,407
       N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                 6,048,490

                                                                                                50,437,877
                                                                                              ------------

TOTAL INVESTMENT COMPANIES (COST $117,382,118)                                                 122,317,509
                                                                                              ------------

                                                                                    YIELD
SHORT-TERM INVESTMENTS: 0.08%

MUTUAL FUNDS: 0.08%

    98,851   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(s)                           0.13%           98,851
                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $98,851)                                                         98,851
                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $117,480,969)*                                                  99.33%                   122,416,360
OTHER ASSETS AND LIABILITIES, NET                                      0.67                        831,770
                                                                     ------                   ------------

TOTAL NET ASSETS                                                     100.00%                  $123,248,130
                                                                     ------                   ------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(s)   Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $120,114,313 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation         $  10,284,621
Gross unrealized depreciation            (7,982,574)
                                      -------------
Net unrealized appreciation           $   2,302,047

The accompanying notes are an integral part of these financial statements.

26 Wells Fargo Advantage WealthBuilder Portfolio               Portfolio of Investments--November 30, 2009 (Unaudited)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

  SHARES      SECURITY NAME                                                                      VALUE
INVESTMENT COMPANIES: 94.41%

STOCK FUNDS: 53.15%
    651,446   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                          $ 12,742,287
    500,894   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                        7,508,401
    397,897   DODGE & COX INTERNATIONAL STOCK FUND                                              12,561,605
  1,784,424   EATON VANCE LARGE CAP VALUE FUND                                                  29,692,817
  1,102,026   ING INTERNATIONAL VALUE FUND                                                      12,629,220
  1,442,787   MFS VALUE FUND                                                                    29,678,131
  1,025,057   OPPENHEIMER MAIN STREET SMALL CAP FUND                                            16,780,188
    801,284   T. ROWE PRICE BLUE CHIP GROWTH FUND                                               25,464,810
    204,528   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                         7,596,183
  1,400,659   THORNBURG INTERNATIONAL VALUE FUND                                                35,100,516

                                                                                               189,754,158
                                                                                              ------------

AFFILIATED STOCK FUNDS: 41.26%

  1,548,601   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                        12,744,990
        N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                      59,004,024
        N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                              25,011,132
  1,549,585   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                       16,797,497
    666,598   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                        16,964,912
        N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                               16,769,094

                                                                                               147,291,649
                                                                                              ------------

TOTAL INVESTMENT COMPANIES (COST $309,039,964)                                                 337,045,807
                                                                                              ------------

                                                                   YIELD
SHORT-TERM INVESTMENTS: 4.62%

MUTUAL FUNDS: 0.33%
  1,192,400   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(s)          0.13%                        1,192,400
                                                                                              ------------

 PRINCIPAL                                                    INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 4.29%
$15,315,000   US TREASURY BILL# ##                                 0.28         12/17/2009      15,312,958
                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,505,358)                                                 16,505,358
                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,545,322)*                                  99.03%                                   353,551,165

OTHER ASSETS AND LIABILITIES, NET                      0.97                                      3,457,065
                                                     ------                                   ------------

TOTAL NET ASSETS                                     100.00%                                  $357,008,230
                                                     ------                                   ------------

----------
# All or a portion of this security is segregated as collateral for derivative investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(s)   Rate shown is the 7-day annualized yield at period end.

##    Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is $334,118,068 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation          $  33,268,712
Gross unrealized depreciation            (13,835,615)
                                       -------------
Net unrealized appreciation            $  19,433,097

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

28 Wells Fargo Advantage WealthBuilder Portfolio            Statements of Assets and Liabilities--November 30, 2009 (Unaudited)

                                                           WealthBuilder    WealthBuilder
                                                            Conservative      Moderate
                                                             Allocation       Balanced
                                                             Portfolio        Portfolio
                                                           -------------    -------------
ASSETS
   Investments
     In unaffiliated securities, at value ..............   $  83,688,084    $ 139,050,100
     In affiliated Master Portfolios ...................      75,915,902       87,842,821
     In affiliated Underlying Funds ....................     166,382,407      150,634,771
                                                           -------------    -------------
   Total investments at value (see cost below) .........     325,986,393      377,527,692
                                                           -------------    -------------
   Cash ................................................         313,490          499,995
   Receivable for Fund shares issued ...................       5,200,111        3,274,452
   Receivable for dividends ............................         589,705          587,584
   Variation margin receivable on futures contracts ....          62,962          145,744
   Prepaid expenses and other assets ...................          14,358           14,147
                                                           -------------    -------------
Total assets ...........................................     332,167,019      382,049,614
                                                           -------------    -------------

LIABILITIES
   Payable for Funds shares redeemed ...................         936,020          637,873
   Payable for investments purchased ...................          47,745           55,343
   Payable to investment advisor and affiliates ........         368,344          424,703
   Accrued expenses and other liabilities ..............               0                0
                                                           -------------    -------------
Total liabilities ......................................       1,352,109        1,117,919
                                                           -------------    -------------
TOTAL NET ASSETS .......................................   $ 330,814,910    $ 380,931,695
                                                           -------------    -------------

NET ASSETS CONSIST OF
   Paid-in capital .....................................   $ 324,279,060    $ 396,564,448
   Undistributed/overdistributed net investment
    income (loss) ......................................          50,474        1,353,688
   Accumulated net realized loss on investments ........     (12,442,721)     (38,281,647)
   Net unrealized appreciation on investments ..........      18,222,275       19,625,558
   Net unrealized appreciation (depreciation) on
     futures ...........................................         705,822        1,669,648
                                                           -------------    -------------
TOTAL NET ASSETS .......................................   $ 330,814,910    $ 380,931,695
                                                           -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE(1)
   Net asset value and offering price per shares .......   $       10.17    $       10.11
   Maximum offering price per share(2) .................   $       10.32    $       10.26
   Net assets ..........................................   $ 330,814,910    $ 380,931,695
   Shares outstanding ..................................      32,541,817       37,690,064
                                                           -------------    -------------

Investments at cost ....................................   $ 307,764,118    $ 357,902,134
                                                           -------------    -------------

----------
1.    Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--November 30, 2009 (Unaudited)         Wells Fargo Advantage WealthBuilder Portfolio 29

WealthBuilder     WealthBuilder                     WealthBuilder
   Growth            Growth        WealthBuilder       Tactical
  Balanced         Allocation          Equity          Equity
  Portfolio         Portfolio        Portfolio        Portfolio
--------------    -------------    -------------    --------------


$  286,010,577    $ 111,097,272    $  71,879,632    $  205,067,116
   145,788,959       49,682,005       30,532,121       100,784,250
   123,256,663       37,532,222       20,004,607        47,699,799
--------------    -------------    -------------    --------------
   555,056,199      198,311,499      122,416,360       353,551,165
--------------    -------------    -------------    --------------
     2,652,130          531,898          400,000         3,000,000
     1,690,313        1,354,260          548,530           779,282
       690,659          188,242           73,226           205,499
       341,442          117,200                0           197,659
         1,169               10           22,755           104,245
--------------    -------------    -------------    --------------
   560,431,912      200,503,109      123,460,871       357,837,850
--------------    -------------    -------------    --------------


     1,109,766           92,163           68,550           382,206
        82,357           17,683                0                 0
       630,607          219,103          128,328           394,962
        48,533            4,872           15,863            52,452
--------------    -------------    -------------    --------------
     1,871,263          333,821          212,741           829,620
--------------    -------------    -------------    --------------
$  558,560,649    $ 200,169,288    $ 123,248,130    $  357,008,230
--------------    -------------    -------------    --------------


$  687,636,720    $ 247,923,266    $ 163,420,690    $  534,312,004

     3,165,394          278,465         (427,178)         (939,941)
  (166,113,661)     (59,094,274)     (44,680,773)     (198,261,965)
    29,659,717        9,660,271        4,935,391        28,005,843

     4,212,479        1,401,560                0        (6,107,711)
--------------    -------------    -------------    --------------
$  558,560,649    $ 200,169,288    $ 123,248,130    $  357,008,230
--------------    -------------    -------------    --------------


$         9.73    $        9.44    $        9.15    $        10.82
$         9.88    $        9.58    $        9.29    $        10.98
$  558,560,649    $ 200,169,288    $ 123,248,130    $  357,008,230
    57,413,940       21,199,766       13,470,524        32,991,745
--------------    -------------    -------------    --------------

$  525,396,482    $ 188,651,228    $ 117,480,969    $  325,545,322
--------------    -------------    -------------    --------------

30 Wells Fargo Advantage WealthBuilder Portfolio  Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

                                                                              WealthBuilder    WealthBuilder
                                                                               Conservative       Moderate
                                                                                Allocation        Balanced
                                                                                Portfolio         Portfolio
                                                                              -------------    -------------
INVESTMENT INCOME
   Dividends from unaffiliated Underlying Funds ..........................    $   1,848,800    $   1,715,890
   Dividends from affiliated Underlying Funds ............................        1,615,359        1,787,952
   Dividends allocated from affiliated Master Portfolios(1) ..............           41,647           84,844
   Interest ..............................................................              513            5,310
   Income allocated from affiliated Master Portfolios ....................        1,197,569        1,068,177
   Expenses allocated from affiliated Master Portfolios ..................         (113,003)        (135,578)
   Waivers allocated from affiliated Master Portfolios ...................           15,539           12,826
                                                                              -------------    -------------
Total investment income ..................................................        4,606,424        4,539,421
                                                                              -------------    -------------

EXPENSES
   Advisory fees .........................................................          263,165          311,754
   Administration fees ...................................................          434,222          514,393
   Shareholder servicing fees ............................................          328,956          389,692
   Accounting fees .......................................................              345            1,804
   Distribution fees .....................................................          986,868        1,169,076
   Professional fees .....................................................           11,909           13,972
   Registration fees .....................................................           10,253           11,915
   Shareholder reports ...................................................            9,418           15,657
   Trustees' fees ........................................................            5,289            5,289
   Other fees and expenses ...............................................            7,350            4,997
                                                                              -------------    -------------
Total expenses ...........................................................        2,057,775        2,438,549
                                                                              -------------    -------------

LESS
   Waived fees ...........................................................          (96,737)        (120,932)
   Net expenses ..........................................................        1,961,038        2,317,617
                                                                              -------------    -------------
Net investment income (loss) .............................................        2,645,386        2,221,804
                                                                              -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN(LOSS) FROM
   Unaffiliated Underlying Funds .........................................        1,509,298       (1,284,363)
   Affiliated Underlying Funds ...........................................            3,665          (53,247)
   Futures transactions ..................................................        2,370,532        5,583,438
   Transactions allocated from Master Portfolios .........................       (1,543,447)      (1,832,611)
                                                                              -------------    -------------
Net realized gain (loss) from investments ................................        2,340,048        2,413,217
                                                                              -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated Underlying Funds .........................................        7,290,914       19,728,372
   Affiliated Underlying Funds ...........................................       12,395,184       13,998,409
   Futures transactions ..................................................         (849,998)      (1,962,620)
   Transactions allocated from Master Portfolios .........................         (221,055)         334,799
                                                                              -------------    -------------
Net change in unrealized appreciation (depreciation) of investments ......       18,615,045       32,098,960
                                                                              -------------    -------------
Net realized and unrealized gain on investments ..........................       20,955,093       34,512,177
                                                                              -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................    $  23,600,479    $  36,733,981
                                                                              -------------    -------------

1. Net foreign withholding taxes allocated from Master Portfolios ........    $       1,386    $       3,193

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)    Wells Fargo Advantage WealthBuilder Portfolio 31

WealthBuilder     WealthBuilder                     WealthBuilder
   Growth            Growth        WealthBuilder       Tactical
  Balanced         Allocation         Equity            Equity
  Portfolio         Portfolio        Portfolio        Portfolio
--------------    -------------    -------------    -------------

$    2,568,186    $     850,147    $     346,192    $   1,392,857
     1,759,011          287,748              276            4,436
       200,847           84,828           70,461          252,222
        13,862            4,386                0                0
     1,367,056          276,133                0                0
      (233,979)         (76,323)         (13,215)        (154,924)
        14,828            1,976              913            3,598
--------------    -------------    -------------    -------------
     5,689,811        1,428,895          404,627        1,498,189
--------------    -------------    -------------    -------------


       503,930          172,680          115,311          339,502
       831,485          284,922          190,262          560,179
       629,913          215,850          144,138          424,378
        12,216              419            3,186            8,695
     1,889,739          647,549          432,415        1,273,133
        15,665           11,599            6,504           15,479
        11,122           11,664              629           12,043
        23,304           14,522            5,086           19,640
         5,289            5,289            5,289            5,289
         9,384            3,056            3,328            7,429
--------------    -------------    -------------    -------------
     3,932,047        1,367,550          906,148        2,665,767
--------------    -------------    -------------    -------------


      (202,820)         (95,148)         (70,571)        (173,449)
     3,729,227        1,272,402          835,577        2,492,318
--------------    -------------    -------------    -------------
     1,960,584          156,493         (430,950)        (994,129)
--------------    -------------    -------------    -------------




    (9,162,673)      (4,676,741)      (3,673,741)     (16,404,145)
      (313,265)        (134,080)         (88,549)      (7,036,860)
    14,937,591        4,680,502                0        6,341,572
      (965,329)        (424,450)         240,308        2,354,575
--------------    -------------    -------------    -------------
     4,496,324         (554,769)      (3,521,982)     (14,744,858)
--------------    -------------    -------------    -------------


    49,913,334       19,834,047       17,205,032       36,020,818
    25,219,363        8,922,848        5,207,511       31,502,657
    (5,920,710)      (1,758,897)               0       (6,107,711)
       980,166        1,627,435          411,407        9,217,756
--------------    -------------    -------------    -------------
    70,192,153       28,625,433       22,823,950       70,633,520
--------------    -------------    -------------    -------------
    74,688,477       28,070,664       19,301,968       55,888,662
--------------    -------------    -------------    -------------
$   76,649,061    $  28,227,157    $  18,871,018    $  54,894,533
--------------    -------------    -------------    -------------

$        7,794    $       3,388    $       2,837    $       7,512

32 Wells Fargo Advantage WealthBuilder Portfolio                   Statements of Changes in Net Assets

                                                       WEALTHBUILDER CONSERVATIVE
                                                          ALLOCATION PORTFOLIO
                                                    ---------------------------------
                                                        For the
                                                    Six Months Ended      For the
                                                    November 30, 2009    Year Ended
                                                      (Unaudited)       May 31, 2009
                                                    -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .........................     $ 206,683,161     $ 134,803,634

OPERATIONS
   Net investment income ........................         2,645,386         5,434,870
   Net realized gain (loss) on investments ......         2,340,048       (14,103,703)
   Net change in unrealized appreciation
     (depreciation) of investments ..............        18,615,045        (1,070,195)
                                                      -------------     -------------
Net increase (decrease) in net assets resulting
  from operations ...............................        23,600,479        (9,739,028)
                                                      -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ........................        (2,716,089)       (5,460,788)
   Net realized gain on sales of investments ....                 0          (394,567)
                                                      -------------     -------------
Total distributions to shareholders .............        (2,716,089)       (5,855,355)
                                                      -------------     -------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ....................       127,608,371       136,369,198
   Reinvestment of distributions ................         3,430,781         5,480,208
   Cost of shares redeemed ......................       (27,791,793       (54,375,496)
                                                      -------------     -------------
Net increase (decrease) in net assets resulting
  from capital share transactions - Total .......       103,247,359        87,473,910
                                                      -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ...........       124,131,749        71,879,527
                                                      =============     =============
ENDING NET ASSETS ...............................     $ 330,814,910     $ 206,683,161
                                                      =============     =============
Ending balance of undistributed net investment
 income ..........................................    $      50,474     $     121,177
                                                      -------------     -------------

SHARES ISSUED AND REDEEMED
   Shares sold ..................................        13,078,094        14,637,742
   Shares issued in reinvestment of
     distributions ..............................           259,014           604,821
   Shares redeemed ..............................        (2,832,363)       (5,875,847)
                                                      -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS .....        10,504,745         9,366,716
                                                      =============     =============

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets                                    Wells Fargo Advantage WealthBuilder Portfolio 33


      WEALTHBUILDER MODERATE               WEALTHBUILDER GROWTH
        BALANCED PORTFOLIO                  BALANCED PORTFOLIO
--------------------------------   ----------------------------------
    For the                            For the
Six Months Ended      For the      Six Months Ended       For the
November 30, 2009    Year Ended    November 30, 2009     Year Ended
  (Unaudited)       May 31, 2009      (Unaudited)       May 31, 2009
-----------------   ------------   -----------------   --------------

 $  249,607,039     $245,103,519     $ 447,000,003     $  693,612,176


      2,221,804        6,050,238         1,960,584          9,393,038
      2,413,217      (38,304,329)        4,496,324       (164,350,234)

     32,098,960      (13,669,861)       70,192,153        (55,438,865)
 --------------     ------------     -------------     --------------

     36,733,981      (45,923,952)       76,649,061       (210,396,061)
 --------------     ------------     -------------     --------------

     (1,521,809)      (6,246,323)                0        (10,804,296)
              0           (3,981)                0         (4,387,695)
 --------------     ------------     -------------     --------------
     (1,521,809)      (6,250,304)                0        (15,191,991)
 --------------     ------------     -------------     --------------


    118,955,993      122,077,923        79,233,825        107,771,609
      1,459,901        5,973,045                 0         14,746,532
    (24,303,410)     (71,373,192)      (44,322,240)      (143,542,262)
 --------------     ------------     -------------     --------------

     96,112,484       56,677,776        34,911,585        (21,024,121)
 --------------     ------------     -------------     --------------
    131,324,656        4,503,520       111,560,646       (246,612,173)
 ==============     ============     =============     ==============
 $  380,931,695     $249,607,039     $ 558,560,649     $  447,000,003
 ==============     ============     =============     ==============

 $    1,353,688     $    653,693     $   3,165,394     $    1,204,810
 --------------     ------------     -------------     --------------


     12,349,895       13,491,974         8,467,802         12,313,490

        159,339          668,351                 0          1,984,312
     (2,530,299)      (8,049,594)       (4,886,611)       (16,991,369)
 --------------     ------------     -------------     --------------

      9,978,935        6,110,731         3,581,191         (2,693,567)
 ==============     ============     =============     ==============

34 Wells Fargo Advantage WealthBuilder Portfolio                                                Statements of Changes in Net Assets

                                                                                                       WEALTHBUILDER GROWTH
                                                                                                       ALLOCATION PORTFOLIO
                                                                                              --------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended          For the
                                                                                               November 30, 2009       Year Ended
                                                                                                 (Unaudited)          May 31, 2009
                                                                                              ------------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets......................................................................    $ 147,690,790       $ 207,241,321

OPERATIONS
   Net investment income (loss)..............................................................          156,493           2,121,433
   Net realized loss on investments..........................................................         (554,769)        (56,705,428)
   Net change in unrealized appreciation (depreciation) of investments.......................       28,625,433         (17,967,336)
                                                                                                 -------------       -------------
Net increase (decrease) in net assets resulting from operations..............................       28,227,157         (72,551,331)
                                                                                                 -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income.....................................................................                0          (2,200,286)
   Net realized gain on sales of investments.................................................                0          (1,433,788)
                                                                                                 -------------       -------------
Total distributions to shareholders..........................................................                0          (3,634,074)
                                                                                                 -------------       -------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold.................................................................       37,501,007          51,903,014
   Reinvestment of distributions.............................................................                0           3,547,704
   Cost of shares redeemed...................................................................      (13,249,666)        (38,815,844)
                                                                                                 -------------       -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total......       24,251,341          16,634,874
                                                                                                 -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS........................................................       52,478,498         (59,550,531)
                                                                                                 =============       =============
ENDING NET ASSETS............................................................................    $ 200,169,288       $ 147,690,790
                                                                                                 =============       =============
Ending balance of undistributed/overdistributed net investment income (loss).................    $     278,465       $     121,972
                                                                                                 -------------       -------------

SHARES ISSUED AND REDEEMED
   Shares sold...............................................................................        4,203,050           6,127,060
   Shares issued in reinvestment of distributions............................................                0             501,222
   Shares redeemed...........................................................................       (1,516,262)         (4,727,846)
                                                                                                 -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS......        2,686,788           1,900,436
                                                                                                 -------------       -------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets                                                 Wells Fargo Advantage WealthBuilder Portfolio 35

                                                      WEALTHBUILDER TACTICAL
   WEALTHBUILDER EQUITY PORTFOLIO                        EQUITY PORTFOLIO
-------------------------------------        -----------------------------------------
     For the                                        For the
Six Months Ended           For the            Six Months Ended             For the
November 30, 2009        Year Ended           November 30, 2009          Year Ended
  (Unaudited)           May 31, 2009             (Unaudited)            May 31, 2009
-----------------      --------------        ------------------        ---------------

$ 104,334,418          $  187,597,369          $  304,769,871          $  582,572,237


     (430,950)                (93,135)               (994,129)                (34,736)
   (3,521,982)            (41,059,697)            (14,744,858)           (182,825,141)
   22,823,950             (22,488,116)             70,633,520             (36,464,620)
-------------          --------------          --------------          --------------
   18,871,018             (63,640,948)             54,894,533            (219,324,497)
-------------          --------------          --------------          --------------


            0                 (75,536)                      0                (371,084)
            0              (5,596,941)                      0             (22,001,119)
-------------          --------------          --------------          --------------
            0              (5,672,477)                      0             (22,372,203)
-------------          --------------          --------------          --------------


    8,766,767              16,995,717              27,598,900              55,140,646
            0               5,477,787                       0              21,832,463
   (8,724,073)            (36,423,030)            (30,255,074)           (113,078,775)
-------------          --------------          --------------          --------------
       42,694             (13,949,526)             (2,656,174)            (36,105,666)
-------------          --------------          --------------          --------------
   18,913,712             (83,262,951)             52,238,359            (277,802,366)
=============          ==============          ==============          ==============
$ 123,248,130          $  104,334,418          $  357,008,230          $  304,769,871
=============          ==============          ==============          ==============
$    (427,178)         $        3,772          $     (939,941)         $       54,188
-------------          --------------          --------------          --------------


      966,921               2,091,938               2,563,690               5,260,283
            0                 804,116                       0               2,714,284
   (1,016,330)             (4,321,329)             (2,964,521)            (11,475,821)
-------------          --------------          --------------          --------------
      (49,409)             (1,425,275)               (400,831)             (3,501,254)
-------------          --------------          --------------          --------------

36 Wells Fargo Advantage WealthBuilder Portfolio                                                                Financial Highlights

                                                        Beginning                   Net Realized     Distributions
                                                        Net Asset       Net         and Unrealized      from Net     Distributions
                                                        Value Per    Investment      Gain (Loss)       Investment       from Net
                                                          Share     Income (Loss)   on Investments       Income      Realized Gains
                                                        ---------   -------------   --------------   -------------   --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited).........   $  9.38        0.10             0.79            (0.10)          0.00
June 1, 2008 to May 31, 2009..........................   $ 10.64        0.31            (1.23)           (0.32)         (0.02)
June 1, 2007 to May 31, 2008..........................   $ 10.84        0.33            (0.01)           (0.32)         (0.20)
June 1, 2006 to May 31, 2007..........................   $ 10.31        0.27             0.60            (0.28)         (0.06)
June 1, 2005 to May 31, 2006..........................   $ 10.21        0.21             0.11            (0.21)         (0.01)
September 30, 2004(5) to May 31, 2005.................   $ 10.00        0.07             0.20            (0.06)          0.00

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited).........   $  9.01        0.06             1.09            (0.05)          0.00
June 1, 2008 to May 31, 2009..........................   $ 11.35        0.24            (2.32)           (0.26)          0.00(3)
June 1, 2007 to May 31, 2008..........................   $ 12.00        0.29            (0.30)           (0.29)         (0.35)
June 1, 2006 to May 31, 2007..........................   $ 10.95        0.21             1.15            (0.20)         (0.11)
June 1, 2005 to May 31, 2006..........................   $ 10.42        0.14             0.54            (0.13)         (0.02)
September 30, 2004(5) to May 31, 2005.................   $ 10.00        0.04             0.40            (0.02)          0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited).........   $  8.30        0.04             1.39             0.00           0.00
June 1, 2008 to May 31, 2009..........................   $ 12.27        0.17            (3.86)           (0.20)         (0.08)
June 1, 2007 to May 31, 2008..........................   $ 13.85        0.27            (0.79)           (0.25)         (0.81)
June 1, 2006 to May 31, 2007..........................   $ 12.45        0.14             1.99            (0.13)         (0.60)
June 1, 2005 to May 31, 2006..........................   $ 11.76        0.15             1.12            (0.14)         (0.44)
June 1, 2004 to May 31, 2005..........................   $ 11.15        0.10             0.61            (0.10)          0.00

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited).........   $  7.98        0.00             1.46             0.00           0.00
June 1, 2008 to May 31, 2009..........................   $ 12.47        0.12            (4.41)           (0.12)         (0.08)
June 1, 2007 to May 31, 2008..........................   $ 13.99        0.20            (0.99)           (0.19)         (0.54)
June 1, 2006 to May 31, 2007..........................   $ 11.93        0.08             2.23            (0.07)         (0.18)
June 1, 2005 to May 31, 2006..........................   $ 10.70        0.02             1.30            (0.03)         (0.06)
September 30, 2004(5) to May 31, 2005.................   $ 10.00        0.00             0.73            (0.03)          0.00

WEALTHBUILDER EQUITY PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited).........   $  7.72       (0.02)            1.45             0.00           0.00
June 1, 2008 to May 31, 2009..........................   $ 12.55       (0.01)           (4.39)           (0.01)         (0.42)
June 1, 2007 to May 31, 2008..........................   $ 15.11        0.11            (1.36)           (0.10)         (1.21)
June 1, 2006 to May 31, 2007..........................   $ 13.00       (0.02)            2.64             0.00          (0.51)
June 1, 2005 to May 31, 2006..........................   $ 11.44       (0.04)            1.60             0.00           0.00
June 1, 2004 to May 31, 2005..........................   $ 10.56       (0.06)            0.94             0.00           0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited).........   $  9.13       (0.03)            1.72             0.00           0.00
June 1, 2008 to May 31, 2009..........................   $ 15.79       (0.01)           (5.98)           (0.01)         (0.66)
June 1, 2007 to May 31, 2008..........................   $ 18.72        0.22            (1.49)           (0.21)         (1.45)
June 1, 2006 to May 31, 2007..........................   $ 15.48        0.02             3.54             0.00(3)       (0.32)
June 1, 2005 to May 31, 2006..........................   $ 13.01       (0.04)            2.51             0.00           0.00
June 1, 2004 to May 31, 2005..........................   $ 11.84       (0.03)            1.32             0.00           0.00

----------
1.   These ratios do not include expenses from the underlying funds.

2. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3.   Amount calculated is less than $0.005.

4. Portfolio turnover rates presented for periods of less than one year are not annualized.

5.   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                                                                Wells Fargo Advantage WealthBuilder Portfolio 37

                          Ending        Ratio to Average Net Assets (Annualized)
  Distributions in       Net Asset    --------------------------------------------                Portfolio      Net Assets at
     Excess of           Value Per    Net Investment      Gross            Net         Total       Turnover      End of Period
Net Investment Income      Share       Income (Loss)    Expenses(1)    Expenses(1)    Return(2)     Rate(4)     (000's omitted)
---------------------    ---------    --------------    -----------    -----------    ---------   ---------     ---------------

        0.00              $ 10.17          2.01%            1.56%         1.50%         9.54%        242%          $ 330,815
        0.00              $  9.38          3.43%            1.56%         1.50%        (8.47)%       153%          $ 206,683
        0.00              $ 10.64          3.06%            1.59%         1.50%         3.04%        135%          $ 134,804
        0.00              $ 10.84          2.67%            1.60%         1.50%         8.58%        190%          $  70,051
        0.00              $ 10.31          2.30%            1.62%         1.50%         3.29%        163%          $  40,290
        0.00              $ 10.21          1.64%            2.79%         1.50%         2.71%          9%          $  15,162


        0.00              $ 10.11          1.43%            1.56%         1.50%        12.83%        190%          $ 380,932
        0.00              $  9.01          2.76%            1.57%         1.50%       (18.25)%       134%          $ 249,607
        0.00              $ 11.35          2.61%            1.57%         1.50%        (0.14)%       109%          $ 245,104
        0.00              $ 12.00          2.00%            1.56%         1.50%        12.66%        149%          $ 145,930
        0.00              $ 10.95          1.60%            1.60%         1.50%         6.62%        152%          $  69,826
        0.00              $ 10.42          0.85%            2.48%         1.50%         4.41%         16%          $  19,919


        0.00              $  9.73          0.78%            1.56%         1.50%        17.23%        149%          $ 558,561
        0.00              $  8.30          1.95%            1.56%         1.50%       (29.76)%       142%          $ 447,000
        0.00              $ 12.27          2.07%            1.57%         1.50%        (4.00)%       104%          $ 693,612
        0.00              $ 13.85          1.18%            1.53%         1.50%        17.58%        143%          $ 620,020
        0.00              $ 12.45          1.13%            1.53%         1.50%        10.88%        139%          $ 449,306
        0.00              $ 11.76          0.90%            1.45%         1.41%         6.37%         98%          $ 355,582


        0.00              $  9.44          0.18%            1.58%         1.50%        18.30%        104%          $ 200,169
        0.00              $  7.98          1.42%            1.59%         1.50%       (34.13)%       119%          $ 147,691
        0.00              $ 12.47          1.59%            1.58%         1.50%        (5.84)%        76%          $ 207,241
        0.00              $ 13.99          0.64%            1.58%         1.50%        19.51%         95%          $ 148,309
        0.00              $ 11.93          0.08%            1.63%         1.50%        12.27%        108%          $  68,042
        0.00              $ 10.70         (0.80)%           2.91%         1.50%         7.25%         28%          $  15,255


        0.00              $  9.15         (0.75)%           1.60%         1.50%        18.52%         32%          $ 123,248
        0.00              $  7.72         (0.08)%           1.61%         1.50%       (34.63)%        62%          $ 104,334
        0.00              $ 12.55          0.73%            1.59%         1.50%        (8.75)%        37%          $ 187,597
        0.00              $ 15.11         (0.14)%           1.58%         1.50%        20.54%         43%          $ 207,401
        0.00              $ 13.00         (0.34)%           1.59%         1.50%        13.64%         70%          $ 154,909
        0.00              $ 11.44         (0.64)%           1.48%         1.42%         8.33%         92%          $ 118,581


        0.00              $ 10.82         (0.59)%           1.57%         1.50%        18.51%         73%          $ 357,008
        0.00              $  9.13         (0.01)%           1.57%         1.50%       (37.36)%       123%          $ 304,770
        0.00              $ 15.79          1.28%            1.57%         1.50%        (7.31)%        47%          $ 582,572
        0.00              $ 18.72          0.08%            1.56%         1.50%        23.20%         50%          $ 513,947
        0.00              $ 15.48         (0.30)%           1.55%         1.50%        18.99%         76%          $ 269,225
       (0.12)             $ 13.01         (0.50)%           1.47%         1.42%        10.89%        110%          $ 165,325

38 Wells Fargo Advantage WealthBuilder Portfolio                                                      Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio ("WealthBuilder Conservative Allocation Portfolio"), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio ("WealthBuilder Moderate Balanced Portfolio"), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio ("WealthBuilder Growth Balanced Portfolio"), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio ("WealthBuilder Growth Allocation Portfolio"), Wells Fargo Advantage WealthBuilder Equity Portfolio ("WealthBuilder Equity Portfolio"), and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio ("WealthBuilder Tactical Equity Portfolio") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 29, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in underlying open-end mutual funds are valued at net asset value per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk and/or equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to Financial Statements                                                       Wells Fargo Advantage WealthBuilder Portfolio 39

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2009, the Funds' net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                                             Expiration       Capital Loss
                                                                                                Year          Carryforwards
                                                                                             ----------       -------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO                                                 2017            3,040,712
WEALTHBUILDER MODERATE BALANCED PORTFOLIO                                                       2017           11,827,450
WEALTHBUILDER GROWTH BALANCED PORTFOLIO                                                         2017           44,040,467
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                                                       2017           14,320,404
WEALTHBUILDER EQUITY PORTFOLIO                                                                  2017            5,904,385
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                                                         2017           63,879,487

40 Wells Fargo Advantage WealthBuilder Portfolio                                                       Notes to Financial Statements

At May 31, 2009, current year deferred post-October losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                                                             Deferred Post-October
                                                                                                                 Capital Loss
                                                                                                             ---------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO...........................................................       $  5,470,733
WEALTHBUILDER MODERATE BALANCED PORTFOLIO.................................................................         19,999,660
WEALTHBUILDER GROWTH BALANCED PORTFOLIO...................................................................         93,099,152
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO.................................................................         32,720,204
WEALTHBUILDER EQUITY PORTFOLIO............................................................................         32,619,317
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO...................................................................        111,010,683

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                     Significant Other     Significant
                                                                        Observable        Unobservable
                                                    Quoted Prices         Inputs             Inputs        Total Fair Value as of
INVESTMENTS IN SECURITIES                             (Level 1)          (Level 2)          (Level 3)            11/30/2009
-----------------------------------------------     -------------    -----------------    -------------    ----------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
   EQUITY SECURITIES
     INVESTMENT COMPANIES                           $ 244,031,877      $ 75,915,902            $ 0              $ 319,947,779
   DEBT SECURITIES ISSUED BY US TREASURY AND
     US GOVERNMENT AGENCIES                                     0         1,804,019              0                  1,804,019
   SHORT-TERM INVESTMENTS                               4,234,595                 0              0                  4,234,595
                                                    -------------      ------------            ---              -------------
                                                    $ 248,266,472      $ 77,719,921            $ 0              $ 325,986,393
                                                    -------------      ------------            ---              -------------
WEALTHBUILDER MODERATE BALANCED PORTFOLIO
   EQUITY SECURITIES
     INVESTMENT COMPANIES                           $ 280,826,134      $ 87,842,821            $ 0              $ 368,668,955
   DEBT SECURITIES ISSUED BY US TREASURY AND
     US GOVERNMENT AGENCIES                                     0         4,177,663              0                  4,177,663
   SHORT-TERM INVESTMENTS                               4,681,074                 0              0                  4,681,074
                                                    -------------      ------------            ---              -------------
                                                    $ 285,507,208      $ 92,020,484            $ 0              $ 377,527,692
                                                    -------------      ------------            ---              -------------

Notes to Financial Statements                                                       Wells Fargo Advantage WealthBuilder Portfolio 41

                                                                     Significant Other    Significant
                                                                         Observable       Unobservable
                                                    Quoted Prices          Inputs            Inputs        Total Fair Value as of
INVESTMENTS IN SECURITIES                             (Level 1)           (Level 2)        (Level 3)            11/30/2009
----------------------------------------------      -------------    -----------------    -------------    -----------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
   EQUITY SECURITIES
     INVESTMENT COMPANIES                           $ 399,823,668      $ 145,788,959           $ 0              $  545,612,627
   DEBT SECURITIES ISSUED BY US TREASURY AND
     US GOVERNMENT AGENCIES                                     0          8,670,480             0                   8,670,480
   SHORT-TERM INVESTMENTS                                 773,092                  0             0                     773,092
                                                    -------------      -------------           ---              --------------
                                                    $ 400,596,760      $ 154,459,439           $ 0              $  555,056,199
                                                    -------------      -------------           ---              --------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
   EQUITY SECURITIES
     INVESTMENT COMPANIES                           $ 144,935,258      $  49,682,005           $ 0              $  194,617,263
   DEBT SECURITIES ISSUED BY US TREASURY AND
     US GOVERNMENT AGENCIES                                     0          3,348,122             0                   3,348,122
   SHORT-TERM INVESTMENTS                                 346,114                  0             0                     346,114
                                                    -------------      -------------           ---              --------------
                                                    $ 145,281,372      $  53,030,127           $ 0              $  198,311,499
                                                    -------------      -------------           ---              --------------
WEALTHBUILDER EQUITY PORTFOLIO
   EQUITY SECURITIES
     INVESTMENT COMPANIES                           $  91,785,388      $  30,532,121           $ 0              $  122,317,509
   SHORT-TERM INVESTMENTS                                  98,851                  0             0                      98,851
                                                    -------------      -------------           ---              --------------
                                                    $  91,884,239      $  30,532,121           $ 0              $  122,416,360
                                                    -------------      -------------           ---              --------------
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
   EQUITY SECURITIES
     INVESTMENT COMPANIES                           $ 236,261,557      $ 100,784,250           $ 0              $  337,045,807
   DEBT SECURITIES ISSUED BY US TREASURY AND
     US GOVERNMENT AGENCIES                                     0         15,312,958             0                  15,312,958
   SHORT-TERM INVESTMENTS                               1,192,400                  0             0                   1,192,400
                                                    -------------      -------------           ---              --------------
                                                    $ 237,453,957      $ 116,097,208           $ 0              $  353,551,165
                                                    -------------      -------------           ---              --------------

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of November 30, 2009, the inputs used in valuing the Funds' other financial instruments*, which are carried at fair value, were as follows:

                                                                       Significant Other    Significant
                                                                           Observable       Unobservable
                                                      Quoted Prices         Inputs             Inputs
                                                        (Level 1)          (Level 2)          (Level 3)              Total
---------------------------------------------------   -------------    -----------------    -------------    -----------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO....   $     705,822         $  0                $ 0               $      705,822
WEALTHBUILDER MODERATE BALANCED PORTFOLIO..........       1,669,648            0                  0                    1,669,648
WEALTHBUILDER GROWTH BALANCED PORTFOLIO............       4,212,479            0                  0                    4,212,479
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO..........       1,401,560            0                  0                    1,401,560
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO............      (6,107,711)           0                  0                   (6,107,711)

----------
*    Other financial instruments include futures transactions.

42 Wells Fargo Advantage WealthBuilder Portfolio                                                       Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                                 Advisory Fees
                                         Average Daily           (% of Average
                                           Net Assets          Daily Net Assets)
                                        -----------------      ----------------
ALL FUNDS                                First $1 billion             0.200
                                          Next $4 billion             0.175
                                          Over $5 billion             0.150

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Funds Management also serves as the advisor to, and is entitled to receive a fee from each Master Portfolio and affiliated Underlying Fund.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                        Administration Fees
                                     Average Daily        (% of Average
                                      Net Assets         Daily Net Assets)
                                   -----------------    --------------------
ALL FUNDS                          First $5 billion            0.33
                                    Next $5 billion            0.32
                                   Over $10 billion            0.31

Funds Management has contractually waived advisory and administration fees during the six months ended November 30, 2009 to the extent necessary to maintain net operating expense ratios for the Funds.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

Notes to Financial Statements                                          Wells Fargo Advantage WealthBuilder Portfolio 43

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date and U.S. Government Obligations) for the six months ended November 30, 2009, were as follows:

                                                    Purchases at Cost   Sales Proceeds
                                                    -----------------   --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**   $      80,822,417   $    5,724,347
WEALTHBUILDER MODERATE BALANCED PORTFOLIO**                85,868,061       13,753,760
WEALTHBUILDER GROWTH BALANCED PORTFOLIO**                  81,629,124       49,886,428
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**                36,542,139       17,316,597
WEALTHBUILDER EQUITY PORTFOLIO**                           10,310,502       10,618,582
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**                 125,967,558      130,141,929

** The Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2009, the Funds entered into futures contracts for purpose of implementing tactical shifts based on quantitative models.

At November 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                          Initial      Value at     Net Unrealized
                                                Expiration                               Contract    November 30,    Appreciation/
                                                   Date    Contracts    Type               Amount       2009        (Depreciation)
                                                ---------- --------- ------------------ ------------ ------------ ------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO  Dec 2009    57 Long      S&P 500 Index $ 14,659,596 $ 15,600,900 $         941,304
WEALTHBUILDER MODERATE BALANCED PORTFOLIO        Dec 2009   132 Long      S&P 500 Index   33,910,307   36,128,400         2,218,093
WEALTHBUILDER GROWTH BALANCED PORTFOLIO          Dec 2009   305 Long      S&P 500 Index   78,045,754   83,478,500         5,432,746
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO        Dec 2009   106 Long      S&P 500 Index   27,165,467   29,012,200         1,846,733
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO          Dec 2009   979 Long Russell 2000 Index   57,756,216   56,703,680        (1,052,536)
                                                 Dec 2009   979 Long    MSCI EAFE Index   75,550,900   76,459,900           909,000

At November 30, 2009, the following Funds had short futures contracts outstanding as follows:

                                                                                           Initial        Value at    Net Unrealized
                                                Expiration                                 Contract      November 30,  Appreciation/
                                                   Date    Contracts      Type              Amount          2009      (Depreciation)
                                                ---------- --------- ----------------- --------------  -------------- --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO  Mar 2010  134 Short  US Treasury Bond $  (16,208,830) $ (16,444,312) $    (235,482)
WEALTHBUILDER MODERATE BALANCED PORTFOLIO        Mar 2010  311 Short  US Treasury Bond    (37,617,086)   (38,165,531)      (548,445)
WEALTHBUILDER GROWTH BALANCED PORTFOLIO          Mar 2010  674 Short  US Treasury Bond    (81,492,170)   (82,712,437)    (1,220,267)
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO        Mar 2010  248 Short  US Treasury Bond    (29,989,077)   (30,434,250)      (445,173)
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO          Dec 2009  426 Short    S&P 500  Index   (110,632,025)  (116,596,200)    (5,964,175)

The WealthBuilder Conservative Allocation Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth Allocation Portfolio, and WealthBuilder Tactical Equity Portfolio had average contract amounts of $24,098,954, $57,299,917, $144,830,868, $48,561,526,
and $236,919,318, respectively in futures contracts during the six months ended November 30, 2009.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

44 Wells Fargo Advantage WealthBuilder Portfolio                                        Notes to Financial Statements

The fair value of derivative instruments as of November 30, 2009 was as follows for the WealthBuilder Conservative Allocation Portfolio:

                                         Asset Derivatives                        Liability Derivatives
DERIVATIVES NOT ACCOUNTED    ----------------------------------------   ----------------------------------------
FOR AS HEDGING INSTRUMENTS     Balance Sheet Location      Fair value     Balance Sheet Location      Fair value
--------------------------   ---------------------------   ----------   ---------------------------   ----------
Equity contracts             Net Assets - Net unrealized
                                 appreciation of futures   $  941,304*
Interest rate contracts                                                 Net Assets - Net unrealized
                                                                            depreciation of futures   $  235,482*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2009 was as follows for the WealthBuilder Conservative Allocation Portfolio:

                             Amount of Realized Gain or   Change in Unrealized Gains or
DERIVATIVES NOT ACCOUNTED        Loss on Derivatives          Losses on Derivatives
FOR AS HEDGING INSTRUMENTS           Futures                      Futures
--------------------------   --------------------------   -----------------------------
Equity contracts                  $ 3,126,603                     $ (818,295)
Interest rate contracts              (756,071)                       (31,703)
                                  -----------                     ----------
                                  $ 2,370,532                     $ (849,998)
                                  -----------                     ----------

The fair value of derivative instruments as of November 30, 2009 was as follows for the WealthBuilder Moderate Balanced Portfolio:

                                         Asset Derivatives                        Liability Derivatives
DERIVATIVES NOT ACCOUNTED    -----------------------------------------  ----------------------------------------
FOR AS HEDGING INSTRUMENTS     Balance Sheet Location       Fair value    Balance Sheet Location      Fair value
--------------------------   ---------------------------   -----------  ---------------------------   ----------
Equity contracts             Net Assets - Net unrealized
                                 appreciation of futures   $ 2,218,093*
Interest rate contracts                                                 Net Assets - Net unrealized
                                                                            depreciation of futures   $  548,445*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2009 was as follows for the WealthBuilder Moderate Balanced Portfolio:

                             Amount of Realized Gain or    Change in Unrealized Gains or
DERIVATIVES NOT ACCOUNTED        Loss on Derivatives          Losses on Derivatives
FOR AS HEDGING INSTRUMENTS           Futures                      Futures
--------------------------   --------------------------   ------------------------------
Equity contracts                     $ 7,382,382                  $ (1,902,898)
Interest rate contracts               (1,798,944)                      (59,722)
                                     -----------                  ------------
                                     $ 5,583,438                  $ (1,962,620)
                                     -----------                  ------------

The fair value of derivative instruments as of November 30, 2009 was as follows for the WealthBuilder Growth Balanced Portfolio:

                                          Asset Derivatives                       Liability Derivatives
DERIVATIVES NOT ACCOUNTED    -----------------------------------------  -----------------------------------------
FOR AS HEDGING INSTRUMENTS     Balance Sheet Location       Fair value    Balance Sheet Location       Fair value
--------------------------   ---------------------------   -----------  ---------------------------   -----------
Equity contracts             Net Assets - Net unrealized
                                 appreciation of futures   $ 5,432,746*
Interest rate contracts                                                 Net Assets - Net unrealized
                                                                            depreciation of futures   $ 1,220,267*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

Notes to Financial Statements                                           Wells Fargo Advantage WealthBuilder Portfolio 45

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2009 was as follows for the WealthBuilder Growth Balanced Portfolio:

                             Amount of Realized Gain or    Change in Unrealized Gains or
DERIVATIVES NOT ACCOUNTED        Loss on Derivatives          Losses on Derivatives
FOR AS HEDGING INSTRUMENTS           Futures                      Futures
--------------------------   ---------------------------   -----------------------------
Equity contracts                     $ 19,613,096                   $ (6,012,891)
Interest rate contracts                (4,675,505)                        92,181
                                     ------------                   ------------
                                     $ 14,937,591                   $ (5,920,710)
                                     ------------                   ------------

The fair value of derivative instruments as of November 30, 2009 was as follows for the WealthBuilder Growth Allocation Portfolio:

                                         Asset Derivatives                       Liability Derivatives
DERIVATIVES NOT ACCOUNTED    -----------------------------------------  -----------------------------------------
FOR AS HEDGING INSTRUMENTS     Balance Sheet Location       Fair value    Balance Sheet Location       Fair value
--------------------------   ---------------------------   -----------  ---------------------------   -----------
Equity contracts             Net Assets - Net unrealized
                                 appreciation of futures   $ 1,846,733*
Interest rate contracts                                                 Net Assets - Net unrealized
                                                                            depreciation of futures   $   445,173*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2009 was as follows for the WealthBuilder Growth Allocation Portfolio:

                             Amount of Realized Gain or    Change in Unrealized Gains or
DERIVATIVES NOT ACCOUNTED        Loss on Derivatives          Losses on Derivatives
FOR AS HEDGING INSTRUMENTS           Futures                      Futures
--------------------------   ---------------------------   -----------------------------
Equity contracts                      $  6,240,754                 $  (1,740,317)
Interest rate contracts                 (1,560,252)                      (18,580)
                                      ------------                 -------------
                                      $  4,680,502                 $  (1,758,897)
                                      ------------                 -------------

During the six months ended November 30, 2009, WealthBuilder Tactical Equity Portfolio invested in futures with only one type of risk exposure. The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the six months ended November 30, 2009, there were no borrowings by any Funds under the agreement.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

46 Wells Fargo Advantage WealthBuilder Portfolio                                          Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
------------------   -------------------------   -------------------------------------------------------------  --------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.     None
67                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
56                   Trustee, since 2008         Advertising and Publishing Corp from 2005 to 2007, President   Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of
                                                 Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                               Investment Officer of Minneapolis Employees Retirement
                                                 Fund from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the Graduate     None
59                   Trustee, since 2008         School of Business, Stanford University, Director of
                                                 Corporate Governance Research Program and Co-Director of
                                                 The Rock Center for Corporate Governance since 2006. From
                                                 2005 to 2008, Professor of Accounting at the Graduate School
                                                 of Business, Stanford University. Prior thereto, Ernst &
                                                 Young Professor of Accounting at The Wharton School,
                                                 University of Pennsylvania from 1985 to 2005.

Other Information                                                                  Wells Fargo Advantage WealthBuilder Portfolio 47

                     Position Held and
Name and Age         Length of Service(2)  Principal Occupations During Past Five Years                        Other Directorships
------------------   ---------------------------------------------------------------------------------------   --------------------

Olivia S. Mitchell   Trustee, since 2006   Professor of Insurance and Risk Management, Wharton School,          None
56                                         University of Pennsylvania. Director of the Boettner Center on
                                           Pensions and Retirement Research. Research associate and
                                           board member, Penn Aging Research Center. Research associate,
                                           National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996   President and CEO of Southern Minnesota Initiative Foundation, a     None
57                                         non-profit organization, since 2007 and Senior Fellow at the
                                           Humphrey Institute Policy Forum at the University of Minnesota
                                           since 1995. Member of the Board of Trustees of NorthStar
                                           Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996   Principal of the law firm of Willeke & Daniels. General Counsel      None
69                                         of the Minneapolis Employees Retirement Fund from 1984 to
                                           present.

OFFICERS

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
------------------   -------------------------   -------------------------------------------------------------  --------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice  President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds       None
49                   Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                     since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment Management       None
38                                               Company, LLC since 2006 and currently the Treasurer of
                                                 the Evergreen Funds since 2005. Vice President
                                                 and Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management Company,     None
34                   since 2009                  LLC since 2008. Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 2004 to 2008. Manager of
                                                 Fund Reporting and Control for Evergreen Investment
                                                 Management Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment Management       None
35                   since 2009                  Company, LLC since 2008. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                                 President, Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and Control Team
                                                 within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,      None
45                   since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer of
                                                 Parnassus  Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------------
1. The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.    Effective November 1, 2009.

4.    Treasurer during the period from June 1, 2009 to October 31, 2009.

48 Wells Fargo Advantage WealthBuilder Portfolio                                                            List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --    Association of Bay Area Governments
ADR      --    American Depositary Receipt
AMBAC    --    American Municipal Bond Assurance Corporation
AMT      --    Alternative Minimum Tax
ARM      --    Adjustable Rate Mortgages
BART     --    Bay Area Rapid Transit
CDA      --    Community Development Authority
CDO      --    Collateralized Debt Obligation
CDSC     --    Contingent Deferred Sales Charge
CGIC     --    Capital Guaranty Insurance Company
CGY      --    Capital Guaranty Corporation
CIFG     --    CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP      --    Certificate of Participation
CP       --    Commercial Paper
CTF      --    Common Trust Fund
DW&P     --    Department of Water & Power
DWR      --    Department of Water Resources
ECFA     --    Educational & Cultural Facilities Authority
EDFA     --    Economic Development Finance Authority
ETET     --    Eagle Tax-Exempt Trust
ETF      --    Exchange-Traded Fund
FFCB     --    Federal Farm Credit Bank
FGIC     --    Financial Guaranty Insurance Corporation
FHA      --    Federal Housing Authority
FHAG     --    Federal Housing Agency
FHLB     --    Federal Home Loan Bank
FHLMC    --    Federal Home Loan Mortgage Corporation
FNMA     --    Federal National Mortgage Association
FSA      --    Farm Service Agency
GDR      --    Global Depositary Receipt
GNMA     --    Government National Mortgage Association
GO       --    General Obligation
HCFR     --    Healthcare Facilities Revenue
HEFA     --    Health & Educational Facilities Authority
HEFAR    --    Higher Education Facilities Authority Revenue
HFA      --    Housing Finance Authority
HFFA     --    Health Facilities Financing Authority
HUD      --    Housing & Urban Development
IDA      --    Industrial Development Authority
IDAG     --    Industrial Development Agency
IDR      --    Industrial Development Revenue
LIBOR    --    London Interbank Offered Rate
LLC      --    Limited Liability Company
LOC      --    Letter of Credit
LP       --    Limited Partnership
MBIA     --    Municipal Bond Insurance Association
MFHR     --    Multi-Family Housing Revenue
MMD      --    Municipal Market Data
MTN      --    Medium Term Note
MUD      --    Municipal Utility District
NATL-RE  --    National Public Finance Guarantee Corporation
PCFA     --    Pollution Control Finance Authority
PCR      --    Pollution Control Revenue
PFA      --    Public Finance Authority
PFFA     --    Public Facilities Financing Authority
plc      --    Public Limited Company
PSFG     --    Public School Fund Guaranty
R&D      --    Research & Development
RDA      --    Redevelopment Authority
RDFA     --    Redevelopment Finance Authority
REITS    --    Real Estate Investment Trusts
SFHR     --    Single Family Housing Revenue
SFMR     --    Single Family Mortgage Revenue
SLMA     --    Student Loan Marketing Association
SPDR     --    Standard & Poor's Depositary Receipts
STIT     --    Short-Term Investment Trust
TBA      --    To Be Announced
TRAN     --    Tax Revenue Anticipation Notes
USD      --    Unified School District
XLCA     --    XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

[LOGO]

Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[WELLS FARGO ADVANTAGE FUNDS LOGO]

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE    (LOGO)
                                                         Printed on Recycled paper

(C)2010 Wells Fargo Funds Management, LLC. All rights reserved.  www.wellsfargo.com/advantagefunds        119291 01-10
                                                                                                     SWBP/SAR102 11-09

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                       (WELLS FARGO ADVANTAGE FUNDS LOGO)
                               Semi-Annual Report
                               November 30, 2009

WELLS FARGO ADVANTAGE INCOME FUNDS

-    WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

-    WELLS FARGO ADVANTAGE INCOME PLUS FUND

-    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

-    WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

-    WELLS FARGO ADVANTAGE STABLE INCOME FUND

-    WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

-    WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ..................................................      2
PERFORMANCE HIGHLIGHTS
Diversified Bond Fund ...................................................      6
Income Plus Fund ........................................................      8
Inflation-Protected Bond Fund ...........................................     10
Short Duration Government Bond Fund .....................................     12
Stable Income Fund ......................................................     14
Strategic Income Fund ...................................................     16
Total Return Bond Fund ..................................................     18
FUND EXPENSES ...........................................................     20
PORTFOLIO OF INVESTMENTS
Diversified Bond Fund ...................................................     23
Income Plus Fund ........................................................     24
Inflation-Protected Bond Fund ...........................................     33
Short Duration Government Bond Fund .....................................     34
Stable Income Fund ......................................................     39
Strategic Income Fund ...................................................     40
Total Return Bond Fund ..................................................     48
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................     50
Statements of Operations ................................................     52
Statements of Changes in Net Assets .....................................     54
Financial Highlights ....................................................     62
NOTES TO FINANCIAL STATEMENTS ...........................................     70
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
Inflation-Protected Bond Portfolio ......................................     81
Managed Fixed Income Portfolio ..........................................     85
Stable Income Portfolio .................................................     95
Total Return Bond Portfolio .............................................    103
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    117
Statements of Operations ................................................    118
Statements of Changes in Net Assets .....................................    120
Financial Highlights ....................................................    122
NOTES TO FINANCIAL STATEMENTS ...........................................    123
OTHER INFORMATION .......................................................    133
LIST OF ABBREVIATIONS ...................................................    135

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
       INVESTMENT HISTORY
1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

----------
FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO MANAGED ACCOUNT SERVICES AND WELLS FARGO ADVANTAGE FUNDS(R) AND TO CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Market Fund
California Municipal Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                      2 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

IN GENERAL, FIXED-INCOME SECURITIES THAT PERFORMED THE WORST DURING THE CREDIT CRISIS OF 2008 PERFORMED THE BEST OVER THE RECENT SIX-MONTH PERIOD, OFFERING INVESTORS ATTRACTIVE RETURNS IN SEVERAL FIXED-INCOME ASSET CLASSES.

Dear Valued Shareholder,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds that covers the six-month period that ended November 30, 2009. During the recent six-month period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector of the bond markets. In general, fixed-income securities that performed the worst during the credit crisis of 2008 performed the best over the recent six-month period, offering investors attractive returns in several fixed-income asset classes.

The most notable returns among fixed-income asset classes came from the lower-quality credit sectors, as investor confidence strengthened throughout 2009 and continued throughout the recent six-month period. As such, the riskier areas of the fixed-income markets provided some of the best returns. High-yield bonds performed strongly, with CCC-rated1 securities providing some of the highest returns over the six-month period, and AAA-rated(1) securities producing some of the lowest returns. U.S. Treasuries also offered positive returns; however, they were the lowest-performing sector of the fixed-income markets during the six-month period. Markets ended the period with a considerable improvement in investor confidence and in the overall health of the credit system, compared with the cautious and somewhat hesitant optimism from earlier in the year. Fixed-income investors were generally rewarded well for their risk appetites over the six-month period. As the period came to a close, investors appeared less concerned with the risks of a deepening recession and more focused on the potential for increasing interest rates in the upcoming year.

GOVERNMENT INTERVENTIONS INSPIRE STRONG PERFORMANCE IN THE FIXED-INCOME MARKETS.

In the early months of 2009, concerns over deflationary pressures were rampant. Investors were still wary of market risks, deepening economic declines, and whether government interventions would be effective in bolstering the financial system. The deflationary sentiments appeared to diminish after the March 18 meeting of the Federal Open Market Committee (FOMC), in which the committee indicated quite demonstratively that the Fed intended to deploy every available resource to pump liquidity into the financial system until the United States is satisfactorily through this recessionary cycle. Consequently, inflation expectations began to increase, and investors looked toward the beginning of an expansionary cycle. Whether economic conditions would improve in the near term was not as important to the markets as the basic understanding that they would likely not get any worse. With this understanding, suddenly several securities that had been priced for the worst-case scenarios became attractively undervalued in the assessment of many investors. Both equity markets and non-U.S. Treasury fixed-income markets rallied for the better part of the remainder of 2009.

With government intervention providing sturdier ground for the financial system, equity prices in several financial institutions also recovered dramatically, which bolstered confidence in the overall financial system and improved corporate bond pricing. This restoration of confidence proved to be an essential component of the broader equity and fixed-income rallies. Once investors trusted that financial companies were not going to slide into insolvency, the prospects for

                      Wells Fargo Advantage Income Funds 3


Letter to Shareholders

a broader economic recovery could begin to take root. The six-month period that ended November 30, 2009, saw continued strengthening of the improving credit market conditions that began in the spring of 2009. The high-yield market continued to perform strongly over the period, building on the confidence in riskier assets that began in the first quarter. Investment strategies that favored riskier securities generally outperformed strategies that preferred higher-quality assets. Thus, investors most willing to add risk to their portfolios were rewarded the most. The CCC-rated(1) credit tier of the Barclays Capital U.S. High Yield Index returned 32% during the six-month period, while the BB-rated1 credit tier returned 16%. In the investment-grade fixed-income markets, yields were correspondingly lower in each respectively higher credit tier. The A-rated1 credit tier of the Barclays Capital U.S. Aggregate Index returned 12% over the six-month period, while the AA-rated1 tier returned 9% and the AAA-rated1 tier returned 4%. Thus, even returns in the highest-grade sectors were generally far more generous than the low-interest-rate environment of 0.00% to 0.25% would suggest. In view of those steady, low interest rates, returns of more than 4% over the six-month period were considerably strong.

INVESTOR SENTIMENTS ARE MUCH IMPROVED FROM A YEAR AGO.

Investor confidence appeared to strengthen during the six-month period, particularly through the final months of the summer and into the fall of 2009. Thus, the month of September in 2009 looked quite different from September 2008, when last year's credit crisis erupted. Performance over the six-month period was a strong indication of just how far markets have recovered from the 2008 credit crisis. Markets have not only found steadier footing and stabilized, they have substantially improved. Last year's risk aversion was roundly replaced by a stronger appetite for risk in 2009. But with the end of summer and the arrival of fall comes the seasonal task of measuring the summer's yield. Much of the strong returns in fixed-income markets were inspired by extensive government intervention in the form of stimulus programs and monetary-easing measures. This cannot go on indefinitely. The next question in most investors' minds is what the economic landscape will look like when these government programs begin to unwind. That is a primary topic of speculation as we move into a cooler season and a potentially frostier climate of slowly unwinding monetary and fiscal accommodation.

It's important to observe that any "normal" year will likely look languid in comparison with this year's records in performance from high yield and several other areas of the fixed-income markets. In the mind of many investors, it is probably unreasonable to expect the same strong levels of performance in fixed-income markets that investors benefited from in the six-month period to go on indefinitely. However, this does not necessarily mean that fixed-income markets will not be able to generate attractive levels of return in a rising-interest-rate environment. Areas of the fixed-income markets may have to throttle down a bit in the upcoming quarters but, in our view, may not completely capitulate to a rising-rate environment. In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At WELLS FARGO ADVANTAGE FUNDS(R), we intend to continue measuring opportunities in the fixed-income markets and across our lineup of Wells Fargo Income Funds. We

                      4 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets, such as the ones investors have experienced over the last several quarters. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany opportunities. In our view, it is important to have attentive investment managers during times of uncertainty and opportunity.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(1.) The ratings indicated are from Standard & Poor's and/or Moody's Investors
     Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus + or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      6 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (the Fund) seeks total return, consisting of current income and capital appreciation, by diversifying its investments among different fixed income investment styles.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1982

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                  (PIE CHART)

Asset-Backed Securities               (6%)
Cash Equivalents                      (5%)
Collateralized Mortgage Securities   (10%)
Corporate Bonds                      (27%)
Federal Agencies                     (27%)
Futures                               (2%)
Municipal Bonds                       (8%)
U.S.Treasury Bonds                    (7%)
U.S.Treasury Notes                    (8%)

----------
(1.) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the master portfolios.

                      Wells Fargo Advantage Income Funds 7


Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                                                                          Expense Ratio
                                                                                        -----------------
DIVERSIFIED BOND FUND                           6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
---------------------                           ---------   ------   ------   -------   --------   ------
Administrator Class (NVMFX)                        9.06      13.89    4.35      5.20      1.17%     0.70%
Barclays Capital U.S. Aggregate Bond Index(5)      6.21      11.63    5.49      6.45

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

                      8 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INCOME PLUS FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INCOME PLUS FUND (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA
Janet S. Rilling, CFA, CPA

FUND INCEPTION

July 13, 1998

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                   (PIE CHART)

Asset-Backed Securities               (3%)
Collateralized Mortgage Securities    (5%)
Cash Equivalents                     (12%)
Corporate Bonds                      (24%)
Federal Agencies                     (33%)
Futures                               (7%)
U.S. Treasury Bonds                   (2%)
U.S. Treasury Notes                  (14%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 9


Performance Highlights

WELLS FARGO ADVANTAGE INCOME PLUS FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                            Including Sales Charge               Excluding Sales Charge         Expense Ratio
        `                             ----------------------------------  ----------------------------------  ----------------
INCOME PLUS FUND                      6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
----------------                      ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (STYAX)                          3.72     12.38   4.87     5.58      8.61     17.66   5.83     6.07     1.07%    0.90%
Class B (STYBX)**                        3.27     11.83   4.69     5.51      8.27     16.83   5.02     5.51     1.83%    1.65%
Class C (WFIPX)                          7.21     15.81   5.05     5.28      8.21     16.81   5.05     5.28     1.84%    1.65%
Institutional Class (WIPIX)                                                  8.77     18.00   5.92     6.11     0.71%    0.61%
Investor Class (WIPNX)                                                       8.59     17.60   5.82     6.07     1.11%    0.94%
Barclays Capital U.S. Universal Bond
   Index(5)                                                                  7.23     14.18   5.48     6.55

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Institutional Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Investor Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Investor Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an Index.

                      10 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation, while providing protection against inflation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
Jay N. Mueller, CFA

FUND INCEPTION

February 28, 2003

PORTFOLIO ALLOCATION(1) (AS OF NOVEMBER 30, 2009)

                                   (PIE CHART)

U.S.Treasury Bonds   (31%)
U.S.Treasury Notes   (69%)

----------
(1.) This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

                      Wells Fargo Advantage Income Funds 11


Performance Highlights

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                           Including Sales Charge                   Excluding Sales Charge            Expense Ratio
INFLATION-PROTECTED               ---------------------------------------  ---------------------------------------  ----------------
BOND FUND                         6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(3)  Net(4)
-------------------               ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------  ------
Class A (IPBAX)                      2.66     12.31   3.63       3.99         7.50     17.61   4.59        4.70       0.99%    0.85%
Class B (IPBBX)**                    2.03     11.71   3.41       3.88         7.03     16.71   3.76        3.88       1.74%    1.60%
Class C (IPBCX)                      6.12     15.80   3.78       3.90         7.12     16.80   3.78        3.90       1.74%    1.60%
Administrator Class (IPBIX)                                                   7.67     17.99   4.83        4.94       0.90%    0.60%
Barclays Capital U.S. Treasury
   Inflation-Protected
   Securities Index(5)                                                        7.74     19.56   5.46        5.57

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an Index.

                      12 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks to provide current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Thomas O'Connor, CFA

FUND INCEPTION

December 18, 1992

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                   (PIE CHART)

Asset-Backed Securities                  (5%)
Collateralized Mortgage Securities       (6%)
Commercial Mortgage-Backed Securities    (8%)
Mortgage-Backed Securities              (33%)
U.S. Treasury Notes                     (48%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 13


Performance Highlights

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                      Including Sales Charge               Excluding Sales Charge         Expense Ratio
SHORT DURATION                  ----------------------------------  ----------------------------------  ----------------
GOVERNMENT BOND FUND            6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
--------------------            ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (MSDAX)                    (0.23)   5.92    3.93     4.37      2.86     9.19    4.56     4.69     0.95%    0.85%
Class B (MSDBX)**                  (0.53)   5.38    3.94     4.52      2.47     8.38    3.94     4.52     1.70%    1.60%
Class C (MSDCX)                     1.46    7.35    3.80     4.05      2.46     8.35    3.80     4.05     1.70%    1.60%
Administrator Class (MNSGX)                                            2.99     9.46    4.84     4.97     0.87%    0.60%
Institutional Class (WSGIX)                                            3.08     9.65    5.01     5.06     0.60%    0.42%
Barclays Capital 1-3 Year U.S.
   Government Bond Index(5)                                            1.52     3.21    4.37     4.73

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

----------
(2.) Class B and Class C shares incepted on May 31, 2002. Performance shown prior to the inception of Class B and Class C reflects the performance of the Administrator Class shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital 1-3 Year U.S. Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and 2.9 years are included in the Index. You cannot invest directly in an Index.

                      14 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE STABLE INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STABLE INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Galliard Capital Management, Inc.

PORTFOLIO MANAGERS

Richard Merriam, CFA
Ajay Mirza, CFA

FUND INCEPTION

November 11, 1994

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                   (PIE CHART)

Municipal Bonds                          (4%)
Asset-Backed Securities                 (20%)
Cash Equivalents                         (6%)
Collateralized Mortgage Securities      (19%)
Corporate Bonds                         (16%)
Federal Agencies                        (35%)

----------
(1.) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the master portfolios.

                     Wells Fargo Advantage Income Funds 15


Performance Highlights

WELLS FARGO ADVANTAGE STABLE INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                            Including Sales Charge               Excluding Sales Charge         Expense Ratio
                                      ----------------------------------  ----------------------------------  ----------------
STABLE INCOME FUND                    6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
------------------                    ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (NVSAX)                          2.61     4.98    1.58     2.59      4.71     7.12    1.99     2.79     0.92%    0.85%
Class B (NVSBX)**                        2.89     4.88    1.40     2.49      4.39     6.38    1.40     2.49     1.67%    1.60%
Class C (WSICX)                          3.34     5.35    1.24     2.02      4.34     6.35    1.24     2.02     1.67%    1.60%
Administrator Class (NVSIX)                                                  4.82     7.34    2.21     3.02     0.84%    0.65%
Barclays Capital 9-12 Months U.S.
   Short Treasury Index(5)                                                   0.55     1.38    3.68     3.71
Barclays Capital 1-3 Year U.S.
   Government/Credit Bond Index(6)                                           2.55     5.73    4.49     4.93
Barclays Capital 9-12 Months
   Short-Term U.S. Government/Credit
   Bond Index(7)                                                             0.92     2.39    3.85       NA

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class C shares incepted on June 30, 2003. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activies of the master portfolio in which it invests.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

(6.) The Barclays Capital U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index provides an approximate comparison to the credit risk of the Fund's portfolio, however, its interest rate risk (as measured by duration) may be significantly greater than that of the Fund. You cannot invest directly in an index.

(7.) The Barclays Capital 9-12 Months U.S. Short-Term U.S. Government/Credit
     Bond Index is the 9-12 month component of the Short Term U.S. Government/Credit Bond Index, which contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Index has an inception date of August 1, 2004. You cannot invest directly in an Index.

                      16 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

November 30, 2000

CREDIT QUALITY(1)
(AS OF NOVEMBER 30, 2009)

                                   (PIE CHART)

Other     (1%)
A         (1%)
BBB       (1%)
BB/Ba    (19%)
B        (48%)
CCC      (22%)
Cash      (8%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus + or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

                     Wells Fargo Advantage Income Funds 17


Performance Highlights

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2009)

                                          Including Sales Charge                   Excluding Sales Charge            Expense Ratio
                                 ---------------------------------------  ---------------------------------------  ----------------
STRATEGIC INCOME FUND            6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(3)  Net(4)
---------------------            ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------  ------
Class A (SASAX)                     10.10    39.74   3.85       7.23         15.28    46.32   4.81        7.78       1.48%    1.10%
Class B (SASIX)**                    9.86    40.26   3.66       6.92         14.86    45.26   4.00        6.92       2.24%    1.85%
Class C (SASCX)                     13.88    44.35   3.99       6.72         14.88    45.35   3.99        6.72       2.23%    1.85%
Barclays Capital U.S. Corporate
   High Yield Bond Index(4)                                                  20.80    64.95   6.09        8.05

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(3.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(4.) The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged,
     U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

                      18 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood
Thomas O'Connor, CFA

FUND INCEPTION

June 30, 1997

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                   (PIE CHART)

Asset-Backed Securities                  (6%)
Collateralized Mortgage Securities       (7%)
Commercial Mortgage-Backed Securities   (14%)
Corporate Bonds                         (24%)
Emerging Markets                         (2%)
Mortgage-Backed Securities              (35%)
U.S.Treasury Notes                      (12%)

----------
(1.) This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

                      Wells Fargo Advantage Income Funds 19


Performance Highlights

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                       Including Sales Charge               Excluding Sales Charge         Expense Ratio
                                 ----------------------------------  ----------------------------------  ----------------
TOTAL RETURN BOND FUND           6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
----------------------           ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (MBFAX)                     2.86     11.67   4.59     6.06      7.70     16.93   5.56     6.55     0.87%    0.85%
Class B** (MBFBX)                   2.38     11.15   4.46     6.12      7.38     16.15   4.79     6.12     1.62%    1.60%
Class C (MBFCX)                     6.33     15.02   4.77     5.83      7.33     16.02   4.77     5.83     1.63%    1.60%
Administrator Class (MNTRX)                                             7.79     17.14   5.77     6.71     0.79%    0.70%
Institutional Class (MBFIX)                                             8.03     17.46   6.06     6.93     0.53%    0.42%
Investor Class (WTRZX)                                                  7.78     16.92   5.52     6.45     0.93%    0.90%
Barclays Capital U.S. Aggregate
   Bond Index(5)                                                        6.21     11.63   5.49     6.45

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A, Class B, and Class C shares incepted on October 31, 2001. Performance shown prior to the inception of Class A, Class B, and Class C reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Institutional Class shares incepted on October 31, 2001. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

                     20 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending          Expenses       Net Annual
                                              Account Value   Account Value   Paid During the    Expense
DIVERSIFIED BOND FUND                          06-01-2009       11-30-2009       Period(1)        Ratio
---------------------                         -------------   -------------   ---------------   ----------
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,090.60          $3.67           0.70%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.56          $3.55           0.70%
INCOME PLUS FUND
CLASS A
   Actual                                       $1,000.00       $1,086.10          $4.71           0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.56          $4.56           0.90%
CLASS B
   Actual                                       $1,000.00       $1,082.70          $8.61           1.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.80          $8.34           1.65%
CLASS C
   Actual                                       $1,000.00       $1,082.10          $8.61           1.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.80          $8.34           1.65%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,087.70          $3.19           0.61%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.01          $3.09           0.61%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,085.90          $4.92           0.94%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.36          $4.76           0.94%

                      Wells Fargo Advantage Income Funds 21


Fund Expenses

                                                Beginning        Ending          Expenses       Net Annual
                                              Account Value   Account Value   Paid During the    Expense
INFLATION-PROTECTED BOND FUND                  06-01-2009       11-30-2009       Period(1)        Ratio
-----------------------------                 -------------   -------------   ---------------   ----------
CLASS A
   Actual                                       $1,000.00       $1,075.00          $4.42          0.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.81          $4.31          0.85%
CLASS B
   Actual                                       $1,000.00       $1,070.30          $8.30          1.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.05          $8.09          1.60%
CLASS C
   Actual                                       $1,000.00       $1,071.20          $8.31          1.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.05          $8.09          1.60%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,076.70          $3.12          0.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.06          $3.04          0.60%
SHORT DURATION GOVERNMENT BOND FUND
CLASS A
   Actual                                       $1,000.00       $1,028.60          $4.32          0.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.81          $4.31          0.85%
CLASS B
   Actual                                       $1,000.00       $1,024.70          $8.12          1.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.05          $8.09          1.60%
CLASS C
   Actual                                       $1,000.00       $1,024.60          $8.12          1.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.05          $8.09          1.60%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,029.90          $3.05          0.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.06          $3.04          0.60%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,030.80          $2.14          0.42%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.96          $2.13          0.42%
STABLE INCOME FUND
CLASS A
   Actual                                       $1,000.00       $1,047.10          $4.36          0.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.81          $4.31          0.85%
CLASS B
   Actual                                       $1,000.00       $1,043.90          $8.20          1.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.05          $8.09          1.60%
CLASS C
   Actual                                       $1,000.00       $1,043.40          $8.20          1.60%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.05          $8.09          1.60%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,048.20          $3.34          0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.81          $3.29          0.65%

                      22 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

                                                Beginning        Ending          Expenses       Net Annual
                                              Account Value   Account Value   Paid During the    Expense
STRATEGIC INCOME FUND                          06-01-2009       11-30-2009       Period(1)        Ratio
---------------------                         -------------   -------------   ---------------   ----------
CLASS A
   Actual                                       $1,000.00       $1,152.80          $5.94          1.10%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.55          $5.57          1.10%
CLASS B
   Actual                                       $1,000.00       $1,148.60          $9.96          1.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.79          $9.35          1.85%
CLASS C
   Actual                                       $1,000.00       $1,148.80          $9.97          1.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.79          $9.35          1.85%
TOTAL RETURN BOND FUND
CLASS A
   Actual                                       $1,000.00       $1,077.00          $4.27          0.82%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.96          $4.15          0.82%
CLASS B
   Actual                                       $1,000.00       $1,073.80          $8.21          1.58%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.15          $7.99          1.58%
CLASS C
   Actual                                       $1,000.00       $1,073.30          $8.16          1.57%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.20          $7.94          1.57%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,077.90          $3.65          0.70%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.56          $3.55          0.70%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,080.30          $2.19          0.42%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.96          $2.13          0.42%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,077.80          $4.58          0.88%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.66          $4.46          0.88%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                      Wells Fargo Advantage Income Funds 23


Portfolio of Investments--November 30, 2009 (Unaudited)

DIVERSIFIED BOND FUND

 FACE/SHARE
    AMOUNT     SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.72%
          NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                      $     4,738,025
          NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               32,959,573
          NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   9,417,539
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $47,120,191)                                              47,115,137
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $47,120,191)*                                                                   99.72%                      47,115,137
OTHER ASSETS AND LIABILITIES, NET                                                      0.28                          132,934
                                                                                     ------                  ---------------
TOTAL NET ASSETS                                                                     100.00%                 $    47,248,071
                                                                                     ======                  ===============

----------
* Cost for federal income tax purposes is $47,463,205 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  10,102
Gross unrealized depreciation    (358,170)
                                ---------
Net unrealized depreciation     $(348,068)

The accompanying notes are an integral part of these financial statements.

                      24 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
AGENCY NOTES - INTEREST BEARING: 2.75%
$ 10,660,000   FNMA                                                                   4.75%     11/19/2012   $    11,725,296
TOTAL AGENCY NOTES - INTEREST BEARING (COST $10,909,395)                                                          11,725,296
                                                                                                             ---------------
AGENCY SECURITIES: 31.44%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.42%
   9,190,000   FHLMC%%                                                                 6.00         TBA            9,857,709
       1,227   FHLMC #170065                                                          14.00     09/01/2012             1,372
     285,351   FHLMC #1J1263+/-                                                        5.76     01/01/2036           300,871
     128,040   FHLMC #A77459                                                           7.50     05/01/2038           140,331
       1,406   FHLMC #C00922                                                           8.00     02/01/2030             1,618
                                                                                                                  10,301,901
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 27.99%
   1,740,000   FNMA%%                                                                  4.00         TBA            1,747,341
  12,885,000   FNMA%%                                                                  4.50         TBA           13,225,241
  20,525,000   FNMA%%                                                                  5.00         TBA           21,525,594
  16,015,000   FNMA%%                                                                  5.50         TBA           17,030,960
  11,475,000   FNMA%%                                                                  6.00         TBA           12,299,766
     458,664   FNMA #256986                                                            7.00     11/01/2037           503,787
   1,125,110   FNMA #257307                                                            6.00     08/01/2038         1,207,538
   1,234,984   FNMA #725715                                                            5.50     08/01/2034         1,318,683
   1,014,850   FNMA #735230                                                            5.50     02/01/2035         1,083,630
     164,337   FNMA #831621                                                            7.00     07/01/2036           181,143
     647,332   FNMA #863727+/-                                                         5.33     01/01/2036           672,673
     308,635   FNMA #886087                                                            6.50     07/01/2036           334,139
     390,592   FNMA #886686+/-                                                         6.14     08/01/2036           415,098
     375,125   FNMA #888022                                                            5.00     02/01/2036           394,211
     750,847   FNMA #888538                                                            5.50     01/01/2037           801,266
     910,627   FNMA #889398                                                            6.00     11/01/2037           977,910
     198,831   FNMA #892283+/-                                                         5.86     09/01/2036           210,495
     191,191   FNMA #895998                                                            6.50     07/01/2036           206,990
     141,778   FNMA #902200                                                            6.50     11/01/2036           153,494
     446,089   FNMA #918447                                                            5.50     05/01/2022           478,296
   3,510,100   FNMA #934370                                                            5.50     08/01/2038         3,738,119
   9,977,458   FNMA #941312                                                            6.50     07/01/2037        10,791,049
      99,108   FNMA #976190                                                            7.50     05/01/2038           108,962
   6,927,317   FNMA #987853                                                            5.50     08/01/2038         7,377,322
   6,963,059   FNMA #995591                                                            7.00     03/01/2024         7,560,312
  13,896,743   FNMA #AD0143                                                            5.50     06/01/2024        14,921,085
                                                                                                                 119,265,104
                                                                                                             ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.03%
         748   GNMA #45265                                                            15.00     08/15/2011               830
       2,151   GNMA #516121                                                            7.50     12/15/2029             2,462
         470   GNMA #53809                                                            15.00     02/15/2012               545
         515   GNMA #54340                                                            15.00     05/15/2012               597
   2,922,026   GNMA Series 2004-20 Class A                                             2.91     08/16/2020         2,943,687
   1,397,174   GNMA Series 2005-90 Class A                                             3.76     09/16/2028         1,438,285
                                                                                                                   4,386,406
                                                                                                             ---------------
TOTAL AGENCY SECURITIES (COST $130,365,174)                                                                      133,953,411
                                                                                                             ---------------
ASSET BACKED SECURITIES: 2.60%
     200,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                0.44     09/15/2011           199,753
   1,285,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-         0.94     11/15/2011         1,285,956

                      Wells Fargo Advantage Income Funds 25


Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ASSET BACKED SECURITIES (continued)
$    430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                        0.31%     07/15/2014   $       423,184
   3,410,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                           2.40      06/17/2013         3,474,017
     285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1            5.50      03/24/2017           273,633
   1,232,830   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-S1 C1
                  CLASS A3(o)(o)                                                      4.62      02/25/2035           935,512
     101,206   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                             3.81      07/08/2011           101,948
   2,345,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                     5.65      12/15/2015         2,605,353
   1,760,614   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                           4.90      02/15/2012         1,786,004
TOTAL ASSET BACKED SECURITIES (COST $10,653,624)                                                                  11,085,360
                                                                                                             ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.06%
   1,070,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
                  CLASS AM+/-                                                         6.40      01/10/2018           730,406
      12,122   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-         4.80      09/25/2035            11,100
   1,485,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7+/-                  6.30      12/10/2049         1,106,445
   2,050,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB4A
                  CLASS A4                                                            4.58      10/15/2037         2,034,876
     662,608   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX+/-(c)                                              0.57      11/11/2030             8,781
     355,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                  CLASS A3+/-                                                         6.02      06/15/2038           298,600
   3,853,888   FHLMC SERIES T-42 CLASS A5                                             7.50      02/25/2042         4,339,237
     116,561   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-      4.77      07/25/2043           121,024
      68,185   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-      4.76      10/25/2043            65,802
     175,037   FNMA SERIES 2003-W14 CLASS 2A+/-                                       4.85      01/25/2043           180,796
     207,819   FNMA SERIES 2005-W4 CLASS 3A+/-                                        4.66      06/25/2035           214,974
     337,102   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                             4.82      11/25/2042           346,710
   4,053,709   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                              7.00      05/25/2044         4,471,747
   3,961,443   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                              7.00      08/25/2044         4,382,545
     209,493   GNMA SERIES 2005-59 CLASS A                                            4.39      05/16/2023           214,307
     819,630   GNMA SERIES 2006-3 CLASS A                                             4.21      01/16/2028           845,271
   1,945,011   GNMA SERIES 2007-12 CLASS A                                            3.96      06/16/2031         2,014,982
     485,000   GNMA SERIES 2007-12 CLASS C+/-                                         5.28      04/16/2041           516,926
   3,486,967   GNMA SERIES 2007-69 CLASS TA+/-                                        5.01      06/16/2031         3,618,217
  20,285,092   GNMA SERIES 2008-22 CLASS XM+/-(c)                                     1.20      02/16/2050           978,218
   2,394,811   GNMA SERIES 2008-39 CLASS A                                            4.50      02/16/2023         2,465,617
     412,491   GNMA SERIES 2008-45 CLASS A                                            3.58      04/16/2027           420,532
   4,365,000   GNMA SERIES 2008-86 CLASS D                                            5.46      04/16/2040         4,582,604
   3,830,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                  CLASS A3                                                            4.83      11/15/2027         3,951,228
   2,020,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                  CLASS A4                                                            5.16      02/15/2031         1,973,508
   3,060,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1+/-        6.32      04/15/2041         3,051,311
   2,209,716   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                  CLASS X+/-(c)++(i)                                                  1.23      05/28/2040            38,803
   1,576,479   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(c)++               0.91      10/28/2033            21,850
   1,965,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-                   5.27      06/13/2041         1,973,096
       6,799   SACO I TRUST SERIES 2005-2 CLASS A+/-++(i)                             0.44      04/25/2035             2,719
     118,794   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2       7.46      07/18/2033           119,416
   1,915,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                6.07      08/15/2039         2,035,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $44,775,361)                                                      47,136,896
                                                                                                             ---------------
CORPORATE BONDS & NOTES: 26.39%
ADVERTISING: 0.11%
     500,000   LAMAR MEDIA CORPORATION SERIES C                                       6.63      08/15/2015           470,000
                                                                                                             ---------------
AGRICULTURAL CHEMICALS: 0.25%
   1,000,000   TERRA CAPITAL INCORPORATED++                                           7.75      11/01/2019         1,060,000
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.24%
   1,000,000   WARNACO INCORPORATED                                                   8.88      06/15/2013         1,025,000
                                                                                                             ---------------
BREWERY: 0.45%
   1,520,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                          8.00      11/15/2039         1,920,084
                                                                                                             ---------------

                      26 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.26%
$  1,105,000   DR HORTON INCORPORATED                                                 6.88%     05/01/2013   $     1,121,575
                                                                                                             ---------------
BUSINESS SERVICES: 0.72%
   2,000,000   CA INCORPORATED                                                        5.38      12/01/2019         2,050,386
     945,000   EQUIFAX INCORPORATED                                                   6.30      07/01/2017           999,908
                                                                                                                   3,050,294
                                                                                                             ---------------
CASINO & GAMING: 0.02%
     100,000   TURNING STONE CASINO RESORT ENTERPRISE++                               9.13      12/15/2010            99,250
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 0.54%
   1,188,000   MOSAIC COMPANY++                                                       7.63      12/01/2016         1,274,284
   1,000,000   NALCO COMPANY++                                                        8.25      05/15/2017         1,042,500
                                                                                                                   2,316,784
                                                                                                             ---------------
COAL MINING: 0.51%
     950,000   FOUNDATION PA COAL COMPANY                                             7.25      08/01/2014           952,375
   1,250,000   PEABODY ENERGY CORPORATION                                             5.88      04/15/2016         1,212,500
                                                                                                                   2,164,875
                                                                                                             ---------------
COMMUNICATIONS: 5.52%
     935,000   ALLTEL CORPORATION                                                     7.00      07/01/2012         1,042,535
   1,250,000   AMERICAN TOWER CORPORATION                                             7.00      10/15/2017         1,375,000
   1,565,000   CBS CORPORATION                                                        7.88      07/30/2030         1,636,026
   1,635,000   COX COMMUNICATIONS INCORPORATED++                                      8.38      03/01/2039         2,001,165
   1,250,000   CSC HOLDINGS INCORPORATED++                                            8.50      06/15/2015         1,314,063
   1,250,000   DIRECTV HOLDINGS LLC                                                   6.38      06/15/2015         1,284,375
   1,250,000   ECHOSTAR DBS CORPORATION                                               7.75      05/31/2015         1,268,750
   1,350,000   EMBARQ CORPORATION                                                     7.08      06/01/2016         1,500,206
   1,000,000   FRONTIER COMMUNICATIONS CORPORATION                                    8.25      05/01/2014         1,027,500
   1,250,000   INTELSAT JACKSON HOLDINGS LIMITED                                      9.50      06/15/2016         1,307,813
   1,680,000   L-3 COMMUNICATIONS CORPORATION++                                       5.20      10/15/2019         1,703,100
   1,250,000   L-3 COMMUNICATIONS CORPORATION                                         6.38      10/15/2015         1,229,688
   1,080,000   NEWS AMERICA HOLDINGS INCORPORATED                                     8.25      08/10/2018         1,305,037
   1,250,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                      8.00      10/01/2015         1,250,000
   1,000,000   SPRINT NEXTEL CORPORATION                                              6.00      12/01/2016           862,500
     975,000   TIME WARNER CABLE INCORPORATED                                         5.40      07/02/2012         1,050,720
   1,050,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                   7.75      02/15/2015         1,081,500
   1,250,000   WINDSTREAM CORPORATION                                                 8.13      08/01/2013         1,278,125
                                                                                                                  23,518,103
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.84%
   1,980,000   BANK OF AMERICA CORPORATION                                            6.50      08/01/2016         2,103,984
   1,520,000   CITIGROUP INCORPORATED                                                 8.13      07/15/2039         1,671,058
   1,590,000   FIFTH THIRD BANCORP                                                    6.25      05/01/2013         1,664,973
   1,000,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                                   7.90      04/29/2049           977,920
   1,415,000   PNC FINANCIAL SERVICES GROUP INCORPORATED+/-                           8.25      05/29/2049         1,413,076
                                                                                                                   7,831,011
                                                                                                             ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.44%
      96,994   COSO GEOTHERMAL POWER HOLDINGS++(i)                                    7.00      07/15/2026            80,990
   1,700,000   GENERAL ELECTRIC CAPITAL CORPORATION                                   6.88      01/10/2039         1,782,680
                                                                                                                   1,863,670
                                                                                                             ---------------

                      Wells Fargo Advantage Income Funds 27


Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.68%
$  2,285,000   BROWNING-FERRIS INDUSTRIES INCORPORATED                                7.40%     09/15/2035   $     2,619,106
   1,250,000   EL PASO NATURAL GAS CORPORATION                                        7.25      06/01/2018         1,249,913
   2,257,374   FPL ENERGY CAITHNESS FUNDING++(i)                                      7.65      12/31/2018         2,305,975
   1,000,000   INERGY LP/INERGY FINANCE CORPORATION                                   6.88      12/15/2014           967,500
     100,000   IPALCO ENTERPRISES INCORPORATED++                                      7.25      04/01/2016            99,750
     900,000   IPALCO ENTERPRISES INCORPORATED                                        8.63      11/14/2011           931,500
   1,000,000   MIRANT NORTH AMERICA LLC                                               7.38      12/31/2013           985,000
   1,250,000   NRG ENERGY INCORPORATED                                                7.38      02/01/2016         1,243,750
     528,085   SALTON SEA FUNDING CORPORATION SERIES C                                7.84      05/30/2010           531,649
     500,000   SIERRA PACIFIC RESOURCES                                               6.75      08/15/2017           496,655
                                                                                                                  11,430,798
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.11%
     500,000   HEXCEL CORPORATION                                                     6.75      02/01/2015           476,250
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.30%
   1,250,000   BALL CORPORATION                                                       7.38      09/01/2019         1,278,125
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 0.51%
   1,000,000   CONSTELLATION BRANDS INCORPORATED                                      7.25      09/01/2016         1,012,500
   1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                   6.82      05/01/2018         1,157,883
                                                                                                                   2,170,383
                                                                                                             ---------------
FOOD STORES: 0.26%
   1,000,000   KROGER COMPANY                                                         6.75      04/15/2012         1,107,218
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 0.28%
   1,250,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                 5.90      12/01/2016         1,181,250
                                                                                                             ---------------
HEALTH SERVICES: 1.16%
   1,250,000   DAVITA INCORPORATED                                                    7.25      03/15/2015         1,243,750
   1,000,000   HCA INCORPORATED++                                                     8.50      04/15/2019         1,055,000
   1,695,000   LABORATORY CORPORATION OF AMERICA HOLDINGS                             5.63      12/15/2015         1,782,403
     815,000   US ONCOLOGY INCORPORATED++                                             9.13      08/15/2017           849,638
                                                                                                                   4,930,791
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.30%
   1,250,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                       6.25      02/15/2013         1,271,875
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.45%
   1,250,000   SPX CORPORATION                                                        7.63      12/15/2014         1,275,000
     670,000   TEREX CORPORATION                                                      7.38      01/15/2014           658,275
                                                                                                                   1,933,275
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.40%
   1,650,000   WILLIS NORTH AMERICA INCORPORATED                                      7.00      09/29/2019         1,683,904
                                                                                                             ---------------
INSURANCE CARRIERS: 1.59%
   1,750,000   LINCOLN NATIONAL CORPORATION                                           8.75      07/01/2019         2,041,519
   1,695,000   TORCHMARK CORPORATION                                                  9.25      06/15/2019         1,956,320
   1,670,000   UNUM GROUP                                                             7.13      09/30/2016         1,756,504
   1,215,000   WR BERKLEY CORPORATION                                                 6.25      02/15/2037         1,032,457
                                                                                                                   6,786,800
                                                                                                             ---------------

                      28 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.29%
$  1,250,000   CORRECTIONS CORPORATION OF AMERICA                                      6.25%    03/15/2013   $     1,251,563
                                                                                                             ---------------
LEGAL SERVICES: 0.29%
   1,250,000   FTI CONSULTING INCORPORATED                                             7.75     10/01/2016         1,232,813
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.24%
     935,000   XEROX CORPORATION                                                       6.88     08/15/2011         1,009,678
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 0.44%
   1,837,268   CVS PASS-THROUGH TRUST SERIES T                                         6.04     12/10/2028         1,865,232
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.66%
     901,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS++(i)                             6.44     10/01/2016           847,643
   1,685,000   DISCOVER FINANCIAL SERVICES                                            10.25     07/15/2019         1,979,049
                                                                                                                   2,826,692
                                                                                                             ---------------
OIL & GAS EXTRACTION: 0.97%
   1,000,000   CHESAPEAKE ENERGY CORPORATION                                           6.38     06/15/2015           930,000
     600,000   PRIDE INTERNATIONAL INCORPORATED                                        8.50     06/15/2019           664,500
   1,250,000   RANGE RESOURCES CORPORATION                                             7.50     05/15/2016         1,256,250
   1,250,000   SOUTHWESTERN ENERGY COMPANY                                             7.50     02/01/2018         1,290,625
                                                                                                                   4,141,375
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.76%
   1,000,000   DOMTAR CORPORATION<<                                                   10.75     06/01/2017         1,160,000
   1,250,000   GEORGIA-PACIFIC LLC++                                                   7.00     01/15/2015         1,265,625
     750,000   ROCK-TENN COMPANY++                                                     9.25     03/15/2016           806,250
                                                                                                                   3,231,875
                                                                                                             ---------------
PERSONAL SERVICES: 0.28%
   1,250,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                             7.00     06/15/2017         1,206,250
                                                                                                             ---------------
PIPELINES: 0.25%
     910,000   TEXAS EASTERN TRANSMISSION LP                                           7.00     07/15/2032         1,055,406
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.41%
     750,000   BELDEN CDT INCORPORATED                                                 7.00     03/15/2017           725,625
   1,000,000   STEEL DYNAMICS INCORPORATED++                                           8.25     04/15/2016         1,010,000
                                                                                                                   1,735,625
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.44%
   1,735,000   DEXUS PROPERTY GROUP++                                                  7.13     10/15/2014         1,800,899
     100,000   VENTAS REALTY LP                                                        6.75     04/01/2017            95,000
                                                                                                                   1,895,899
                                                                                                             ---------------
RETAIL DEPARTMENT STORES: 0.31%
   1,250,000   JCPENNEY INCORPORATED                                                   7.65     08/15/2016         1,312,500
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.09%
   2,410,000   LAZARD GROUP LLC                                                        7.13     05/15/2015         2,515,893
   1,965,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                         6.88     04/25/2018         2,107,716
                                                                                                                   4,623,609
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
   1,250,000   OWENS-ILLINOIS INCORPORATED                                            7.80     05/15/2018          1,253,125
                                                                                                             ---------------

                      Wells Fargo Advantage Income Funds 29


Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TELECOMMUNICATIONS EQUIPMENT: 0.29%
$  1,250,000   CROWN CASTLE INTERNATIONAL CORPORATION                                  7.13%    11/01/2019   $     1,234,375
                                                                                                             ---------------
TOBACCO: 0.44%
   1,695,000   LORILLARD TOBACCO COMPANY                                               8.13     06/23/2019         1,875,955
                                                                                                             ---------------
TOTAL CORPORATE BONDS & NOTES (COST $106,832,814)                                                                112,443,287
                                                                                                             ---------------
FOREIGN CORPORATE BONDS@: 4.30%
   1,725,000   AMERICA MOVIL SA DE CV                                                  5.50     03/01/2014         1,852,415
   1,345,000   ARCELORMITTAL                                                           6.13     06/01/2018         1,372,995
   1,535,000   BRITISH SKY BROADCASTING GROUP PLC++                                    9.50     11/15/2018         2,021,799
   1,580,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                     6.02     03/29/2049         1,323,372
   1,000,000   FMC FINANCE III SA                                                      6.88     07/15/2017           990,000
     380,000   GLOBO COMUNICACOES E PARTICIPACOES SA++                                 7.25     04/26/2022           394,250
   1,540,000   RIO TINTO FINANCE USA LIMITED                                           9.00     05/01/2019         1,962,981
   1,100,000   TECK RESOURCES LIMITED                                                 10.25     05/15/2016         1,243,000
   1,000,000   TELECOM ITALIA CAPITAL SA                                               7.18     06/18/2019         1,133,284
     750,000   UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                      8.00     02/11/2010           753,750
   1,000,000   VIDEOTRON LIMITED++                                                     9.13     04/15/2018         1,070,000
   1,180,000   WEATHERFORD INTERNATIONAL LIMITED                                       9.63     03/01/2019         1,474,209
   2,750,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++(i)                        7.38     12/15/2028         2,729,081
TOTAL FOREIGN CORPORATE BONDS (COST $17,175,532)                                                                  18,321,136
                                                                                                             ---------------
MUNICIPAL BONDS & NOTES: 0.41%
OREGON: 0.22%
   1,030,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES A
                  (OTHER REVENUE)(i)                                                   6.88     10/01/2011           947,888
                                                                                                             ---------------
OTHER: 0.19%
     870,000   SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES 07 B
                  (OTHER REVENUE)++(i)                                                 6.75     12/01/2013           818,339
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,900,000)                                                                    1,766,227
                                                                                                             ---------------
US TREASURY SECURITIES: 23.51%
US TREASURY BONDS: 2.90%
   5,750,000   US TREASURY BOND                                                        3.50     02/15/2039         5,068,085
   6,950,000   US TREASURY BOND                                                        4.50     08/15/2039         7,301,844
                                                                                                                  12,369,929
                                                                                                             ---------------
US TREASURY NOTES: 20.61%
      925,000  US TREASURY NOTE                                                        1.13     06/30/2011           934,756
   20,410,000  US TREASURY NOTE<<                                                      1.13     12/15/2011        20,583,812
   21,750,000  US TREASURY NOTE<<                                                      1.38     02/15/2012        22,035,469
    9,000,000  US TREASURY NOTE                                                        2.13     11/30/2014         9,037,266
      475,000  US TREASURY NOTE                                                        2.38     09/30/2014           484,799
   16,350,000  US TREASURY NOTE<<                                                      2.75     10/31/2013        17,116,406
    2,870,000  US TREASURY NOTE                                                        2.75     11/30/2016         2,881,559
    4,365,000  US TREASURY NOTE                                                        3.25     05/31/2016         4,557,331
    4,690,000  US TREASURY NOTE<<                                                      3.38     11/15/2019         4,758,896
    5,160,000  US TREASURY NOTE                                                        3.75     11/15/2018         5,411,550
                                                                                                                  87,801,844
                                                                                                             ---------------
TOTAL US TREASURY SECURITIES (COST $99,109,012)                                                                  100,171,773
                                                                                                             ---------------

                      30 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND


   SHARES      SECURITY NAME                                                          YIELD                      VALUE
------------   ------------------------------------------------------------------   --------                 ---------------
COLLATERAL FOR SECURITIES LENDING: 18.41%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.30%
   3,512,713   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                     0.21%                 $     3,512,713
   3,512,713   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                         0.16                        3,512,713
   3,512,713   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                           0.11                        3,512,713
   3,512,713   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                                0.20                        3,512,713
                                                                                                                  14,050,852
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 15.11%
$    683,028   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                          0.26      12/07/2009           683,028
     243,938   AMSTEL FUNDING CORPORATION++(p)                                        1.25      12/18/2009           243,794
     243,938   ANTALIS US FUNDING CORPORATION++(p)                                    0.18      12/03/2009           243,936
     731,815   ANTALIS US FUNDING CORPORATION++(p)                                    0.20      12/04/2009           731,803
     585,452   ARABELLA FINANCE LLC++(p)                                              0.35      12/01/2009           585,452
     829,391   ARABELLA FINANCE LLC++(p)                                              0.40      12/03/2009           829,372
      24,394   ARABELLA FINANCE LLC++(p)                                              0.40      12/04/2009            24,393
     487,877   ASPEN FUNDING CORPORATION++(p)                                         0.18      12/21/2009           487,828
   1,463,630   BANK OF AMERICA                                                        0.18      12/23/2009         1,463,469
   4,242,089   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,242,108)                 0.16      12/01/2009         4,242,089
     731,815   BANK OF IRELAND                                                        0.35      12/01/2009           731,815
     585,452   BANK OF IRELAND                                                        0.50      12/02/2009           585,452
     236,279   BARTON CAPITAL CORPORATION++(p)                                        0.18      12/01/2009           236,279
     121,969   BELMONT FUNDING LLC++(p)                                               0.50      12/01/2009           121,969
     634,240   BNP PARIBAS (NEW YORK)                                                 0.21      12/08/2009           634,244
     536,665   BNP PARIBAS (NEW YORK)                                                 0.21      12/14/2009           536,670
   1,463,630   BRYANT BANK FUNDING++                                                  0.18      12/23/2009         1,463,469
   1,219,692   CAFCO LLC++                                                            0.17      12/09/2009         1,219,646
      53,666   CALCASIEU PARISH LA+/-ss                                               0.40      12/01/2027            53,666
   1,170,904   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                  0.23      11/01/2026         1,170,904
     156,121   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.35      06/01/2028           156,121
   1,219,692   CHARTA LLC++(p)                                                        0.17      12/09/2009         1,219,646
     129,409   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.30      10/01/2038           129,409
     243,938   COOK COUNTY IL+/-ss                                                    0.40      11/01/2030           243,938
   1,480,511   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,480,518)                                                         0.17      12/01/2009         1,480,511
     829,391   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.40      12/15/2037           829,391
     585,452   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.26      12/02/2009           585,452
     707,421   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.26      12/07/2009           707,421
     585,452   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.27      12/04/2009           585,452
   1,219,692   E.ON AG++                                                              0.17      12/21/2009         1,219,577
   1,219,692   ENI FINANCE USA INCORPORATED++                                         0.17      12/18/2009         1,219,594
   1,268,480   FORTIS FUNDING LLC++                                                   0.20      12/29/2009         1,268,282
   1,317,267   GDF SUEZ++                                                             0.17      12/15/2009         1,317,180
     975,754   GEMINI SECURITIZATION INCORPORATED++(p)                                0.18      12/10/2009           975,710
   1,218,716   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,218,722)                 0.17      12/01/2009         1,218,716
   1,219,692   GOTHAM FUNDING CORPORATION++                                           0.18      12/15/2009         1,219,607
     243,938   GRAMPIAN FUNDING++(p)                                                  0.25      12/03/2009           243,935
   1,024,541   GRAMPIAN FUNDING++(p)                                                  0.28      12/15/2009         1,024,430
   1,590,003   GRYPHON FUNDING LIMITED(i)(a)                                          0.00      08/05/2010           591,322
     802,069   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                    0.20      05/15/2037           802,069
      80,500   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.30      11/01/2042            80,500


                      Wells Fargo Advantage Income Funds 31


Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    395,180   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.27%     05/15/2034   $       395,180
     139,533   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.30      07/01/2029           139,533
      97,575   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.29      01/01/2018            97,575
     243,938   ING USA FUNDING LLC                                                    0.18      12/09/2009           243,929
     975,754   ING USA FUNDING LLC                                                    0.19      12/07/2009           975,723
   3,745,625   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,745,643)                 0.17      12/01/2009         3,745,625
     487,877   JUPITER SECURITIZATION CORPORATION++(p)                                0.18      12/02/2009           487,874
     243,938   JUPITER SECURITIZATION CORPORATION++                                   0.18      12/03/2009           243,936
     146,363   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.29      04/15/2025           146,363
   1,463,630   KBC BANK NV BRUSSELS                                                   0.18      12/01/2009         1,463,630
     292,726   LLOYDS TSB BANK PLC                                                    0.18      12/17/2009           292,703
     975,754   LLOYDS TSB BANK PLC (NEW YORK)                                         0.20      12/07/2009           975,754
     390,301   LMA AMERICAS LLC++(p)                                                  0.18      12/11/2009           390,282
     219,545   LMA AMERICAS LLC++(p)                                                  0.18      12/17/2009           219,527
     731,815   LMA AMERICAS LLC++(p)                                                  0.19      12/21/2009           731,738
     219,545   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                             0.19      10/01/2033           219,545
   1,209,935   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034         1,209,935
     133,922   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.24      02/01/2036           133,922
   1,024,541   NATIXIS                                                                0.27      12/07/2009         1,024,546
      97,575   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.31      01/01/2018            97,575
   1,073,329   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                0.22      07/01/2034         1,073,329
     975,754   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                  0.24      12/01/2040           975,754
   1,219,692   NEWPORT FUNDING CORPORATION++(p)                                       0.18      12/15/2009         1,219,607
     238,816   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.30      01/01/2034           238,816
     493,487   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $493,489)                                           0.18      12/01/2009           493,487
     170,757   REGENCY MARKETS #1 LLC++(p)                                            0.18      12/04/2009           170,754
     810,851   REGENCY MARKETS #1 LLC++(p)                                            0.20      12/09/2009           810,815
     243,938   ROMULUS FUNDING CORPORATION++                                          0.30      12/15/2009           243,910
     878,178   ROYAL BANK OF SCOTLAND PLC                                             0.20      12/02/2009           878,173
     683,028   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                   0.20      12/01/2028           683,028
     975,754   SOCIETE GENERALE NORTH AMERICA                                         0.19      12/18/2009           975,668
      60,985   STARBIRD FUNDING CORPORATION++(p)                                      0.15      12/01/2009            60,985
     975,754   STARBIRD FUNDING CORPORATION++(p)                                      0.20      12/03/2009           975,743
   1,219,692   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   0.18      12/18/2009         1,219,588
     292,726   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.18      12/17/2009           292,703
     990,292   TULIP FUNDING CORPORATION++(p)                                         0.19      12/07/2009           990,261
     321,999   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.24      07/01/2032           321,999
     975,754   UBS AG (STAMFORD CT)                                                   0.31      12/04/2009           975,764
   1,463,630   UNICREDITO ITALIANO (NEW YORK)                                         0.25      01/04/2010         1,463,641
     146,363   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.29      12/15/2040           146,363
   4,893,406   VFNC CORPORATION+/-++(i)(a)                                            0.24      09/30/2010         2,446,703
      60,985   VICTORY RECEIVABLES CORPORATION++(p)                                   0.15      12/01/2009            60,985
     808,363   VICTORY RECEIVABLES CORPORATION++                                      0.18      12/16/2009           808,302
     243,938   VICTORY RECEIVABLES CORPORATION++(p)                                   0.19      12/08/2009           243,929
                                                                                                                  64,412,743
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $78,247,813)                                                        78,463,595
                                                                                                             ---------------

   SHARES                                                                                         YIELD
------------                                                                                   -----------
SHORT-TERM INVESTMENTS: 14.73%
  62,352,721   Wells Fargo Advantage Money Market Trust~+++(u)                         0.13                        62,352,721
                                                                                                             ---------------

                      32 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INCOME PLUS FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY BILLS: 0.10%
$    400,000   US Treasury Bills###                                                   0.10%     12/24/2009   $       399,974
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $62,752,695)                                                                   62,752,695
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $562,471,181)*                                                       135.60%                               577,819,676
Other Assets and Liabilities, Net                                          (35.60)                              (151,707,540)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   426,112,136
                                                                           ------                            ---------------

----------

%%     Securities issued on a when-issued (TBA) basis.

+/-    Variable rate investments.

(o)(o) Stepped coupon bond. Interest rate presented is yield to maturity.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)    Illiquid security.

<<     All or a portion of this security is on loan.

@      Foreign bond principal is denominated in local currency.

(s)    Rate shown is the 1-day annualized yield at period end.

(p)    Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $62,352,721.

(u)    Rate shown is the 7-day annualized yield at period end.

##     Zero coupon bond. Interest rate presented is yield to maturity.

#      Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $562,705,389 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $17,171,007
Gross unrealized depreciation    (2,056,720)
                                -----------
Net unrealized appreciation     $15,114,287

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 33


Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.35%
          NA   Wells Fargo Advantage Inflation-Protected Bond Portfolio                                      $    86,792,832
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $82,213,348)                                              86,792,832
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $82,213,348)*                                                                 100.35%                       86,792,832
Other Assets and Liabilities, Net                                                    (0.35)                         (301,207)
                                                                                    ------                   ---------------
TOTAL NET ASSETS                                                                    100.00%                  $    86,491,625
                                                                                    ------                   ---------------

----------
* Cost for federal income tax purposes is $82,458,344 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $4,334,488
Gross unrealized depreciation            0
                                ----------
Net unrealized appreciation     $4,334,488

The accompanying notes are an integral part of these financial statements.

                      34 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
AGENCY SECURITIES: 34.60%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 15.36%
$ 13,977,372   FHLMC #1G1395                                                          6.06%     01/01/2037   $    14,946,477
  18,186,671   FHLMC #1G1522                                                          6.00      01/01/2037        19,410,646
   5,014,093   FHLMC #1G1708                                                          6.13      04/01/2037         5,368,025
  17,342,859   FHLMC #1G2629                                                          5.73      06/01/2036        18,254,770
   9,227,527   FHLMC #1J1693                                                          6.14      04/01/2037         9,816,558
   7,729,058   FHLMC #1J2834                                                          6.07      08/01/2037         8,223,476
   9,924,539   FHLMC #1Q0793                                                          5.91      05/01/2037        10,573,865
   2,065,819   FHLMC #2407 CLASS BJ                                                   6.50      01/15/2032         2,257,983
   6,681,055   FHLMC #C70467                                                          6.50      09/01/2032         7,278,957
  36,123,107   FHLMC #G13660                                                          5.50      05/01/2021        39,058,486
   1,060,709   FHLMC #H82015                                                          6.50      09/01/2037         1,144,569
   2,867,097   FHLMC #H82026                                                          6.50      08/01/2037         3,093,770
   7,849,703   FHLMC #P10020                                                          5.50      11/01/2017         8,313,700
   6,032,106   FHLMC #P10030                                                          5.50      02/01/2018         6,408,696
   1,166,620   FHLMC #P10037                                                          5.50      05/01/2018         1,240,228
   1,144,785   FHLMC #P10038                                                          5.50      05/01/2018         1,217,775
   3,620,583   FHLMC MULTIFAMILY STRUCTURED PASS-THROUGH CERTIFICATES SERIES
                  K003 CLASS A1                                                       2.23      07/25/2013         3,675,411
   8,816,144   FHLMC SERIES 2215 CLASS PH                                             6.50      02/15/2030         9,515,925
                                                                                                                 169,799,317
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 19.24%
     347,974   FNMA #303878                                                           6.50      05/01/2016           370,159
  22,320,860   FNMA #310017                                                           7.00      06/01/2035        24,715,990
  11,560,381   FNMA #888738                                                           7.50      10/01/2037        12,662,221
   7,734,242   FNMA #889069                                                           5.50      01/01/2021         8,373,606
   6,152,663   FNMA #922460                                                           5.93      01/01/2037         6,599,163
   1,615,777   FNMA #940153                                                           6.50      05/01/2037         1,738,980
   2,358,422   FNMA #943811                                                           6.50      06/01/2037         2,538,251
     996,980   FNMA #950304                                                           6.50      08/01/2037         1,074,387
   1,982,794   FNMA #969816                                                           5.50      02/01/2023         2,110,978
   4,212,144   FNMA #995092                                                           6.50      12/01/2037         4,536,446
  65,877,318   FNMA #995233                                                           5.50      10/01/2021        71,158,484
  14,685,743   FNMA #995426                                                           5.50      09/01/2021        15,899,764
  16,513,677   FNMA #995427                                                           5.50      01/01/2021        17,837,523
  24,140,427   FNMA #995579                                                           6.50      03/01/2039        26,316,365
   7,480,429   FNMA #995585                                                           5.50      03/01/2024         8,098,811
   4,134,069   FNMA #995649                                                           5.50      06/01/2020         4,475,818
   1,840,061   FNMA #AD0462                                                           5.50      10/01/2024         1,959,017
   2,177,144   FNMA #AD0485                                                           5.50      11/01/2024         2,317,892
                                                                                                                 212,783,855
                                                                                                             ---------------
TOTAL AGENCY SECURITIES (COST $373,061,628)                                                                      382,583,172
                                                                                                             ---------------
ASSET BACKED SECURITIES: 4.45%
   6,522,000   BANK OF AMERICA AUTO TRUST SERIES 2009-2A CLASS A4++                   3.03      10/15/2016         6,675,260
  13,683,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2                    0.33      06/16/2015        13,286,858
  10,280,000   DISCOVER CARD MASTER TRUST I SERIES 2006-3 CLASS A1                    0.27      03/15/2014        10,113,929
  10,000,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A4                5.21      06/17/2013        10,424,766
   3,050,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A               4.25      02/15/2013         3,122,019
   2,537,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4                3.32      02/15/2017         2,606,131
   2,368,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-A CLASS A4             0.24      06/17/2013         2,359,573
     551,776   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3              5.41      08/12/2011           554,083
     115,395   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3              5.26      11/14/2011           115,881
TOTAL ASSET BACKED SECURITIES (COST $48,617,538)                                                                  49,258,500
                                                                                                             ---------------

                      Wells Fargo Advantage Income Funds 35


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.00%
$  2,301,000   ASSET SECURITIZATION CORPORATION COMMERCIAL MORTGAGE
               PASS-THROUGH SERIES 1996-D3 CLASS A3+/-                                7.87%     10/13/2026   $     2,524,534
     231,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-            7.77      10/13/2026           245,565
   8,722,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-2
                  CLASS A3                                                            5.12      07/11/2043         9,030,629
      74,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                  CLASS AAB                                                           4.80      09/11/2042            75,944
  12,921,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-             6.98      01/17/2032        13,854,932
     894,806   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2000-C1 CLASS A2                                                    7.55      04/15/2062           906,198
   6,296,442   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CK3 CLASS A4                                                   6.53      06/15/2034         6,554,836
   7,870,373   FHLMC SERIES 2595CLASS AD                                              5.00      12/15/2017         8,285,819
   3,025,369   FHLMC SERIES 2899 CLASS TC                                             5.00      04/15/2019         3,178,812
   7,000,000   FHLMC SERIES 2958 CLASS MC                                             5.50      11/15/2028         7,288,695
   4,714,000   FHLMC SERIES 3143 CLASS NB                                             5.50      08/15/2029         5,006,469
  18,790,338   FNMA SERIES 2001-81 CLASS HE                                           6.50      01/25/2032        20,484,403
   2,008,522   FNMA SERIES 2003-26 CLASS A2                                           6.00      02/25/2033         2,161,009
   1,568,055   JPMORGAN CHASE COMMERCIAL MORTGAGE SERIES 2001-CIBC1
               MORTGAGE PASS-THROUGH CLASS A3                                         6.26      03/15/2033         1,609,682
     711,607   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                  CLASS A2                                                            7.37      08/15/2026           724,157
   6,992,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                  CLASS A2                                                            6.65      11/15/2027         7,303,439
   3,551,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-              5.24      11/12/2035         3,675,119
   6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS A3+/-              5.41      11/12/2037         6,036,341
   6,093,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A3+/-                   5.35      06/15/2038         6,195,378
   5,275,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                      4.52      12/13/2041         5,328,075
   4,564,062   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3           6.51      04/15/2034         4,849,620
   4,261,046   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4          5.74      12/15/2035         4,490,383
   1,666,040   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C           6.69      03/15/2030         1,786,755
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $118,772,624)                                                    121,596,794
                                                                                                             ---------------
US TREASURY SECURITIES: 47.12%
US TREASURY NOTES: 47.12%
  64,563,000   US TREASURY NOTE<<                                                     1.00      07/31/2011        65,097,646
  28,100,000   US TREASURY NOTE<<                                                     1.00      09/30/2011        28,312,942
 175,325,000   US TREASURY NOTE<<                                                     1.00      10/31/2011       176,599,613
 190,108,000   US TREASURY NOTE<<                                                     1.38      11/15/2012       191,608,142
  58,300,000   US TREASURY NOTE<<                                                     2.38      10/31/2014        59,397,789
TOTAL US TREASURY SECURITIES (COST $516,589,323)                                                                 521,016,132
                                                                                                             ---------------

   SHARES                                                                             YIELD
------------                                                                        --------
COLLATERAL FOR SECURITIES LENDING: 46.95%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.72%
     24,109,484   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.21                        24,109,484
     24,109,484   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.16                        24,109,484
     24,109,484   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.11                        24,109,484
     24,109,483   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.20                        24,109,483
                                                                                                                  96,437,935
                                                                                                             ---------------


                                                                                    INTEREST
  PRINCIPAL                                                                           RATE
------------                                                                        --------
COLLATERAL INVESTED IN OTHER ASSETS: 38.23%
$     4,687,955   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.26      12/07/2009         4,687,955
      1,674,270   AMSTEL FUNDING CORPORATION++(p)                                     1.25      12/18/2009         1,673,281
      1,674,270   ANTALIS US FUNDING CORPORATION++(p)                                 0.18      12/03/2009         1,674,253
      5,022,809   ANTALIS US FUNDING CORPORATION++(p)                                 0.20      12/04/2009         5,022,725
      4,018,247   ARABELLA FINANCE LLC++(p)                                           0.35      12/01/2009         4,018,247


                      36 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $ 5,692,517   ARABELLA FINANCE LLC++(p)                                              0.40%     12/03/2009   $     5,692,390
     167,427   ARABELLA FINANCE LLC++(p)                                              0.40      12/04/2009           167,421
   3,348,539   ASPEN FUNDING CORPORATION++(p)                                         0.18      12/21/2009         3,348,205
  10,045,618   BANK OF AMERICA                                                        0.18      12/23/2009        10,044,513
  29,115,550   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $29,115,679)                0.16      12/01/2009        29,115,550
   5,022,809   BANK OF IRELAND                                                        0.35      12/01/2009         5,022,809
   4,018,247   BANK OF IRELAND                                                        0.50      12/02/2009         4,018,247
   1,621,698   BARTON CAPITAL CORPORATION++(p)                                        0.18      12/01/2009         1,621,698
     837,135   BELMONT FUNDING LLC++(p)                                               0.50      12/01/2009           837,135
   4,353,101   BNP PARIBAS (NEW YORK)                                                 0.21      12/08/2009         4,353,127
   3,683,393   BNP PARIBAS (NEW YORK)                                                 0.21      12/14/2009         3,683,433
  10,045,618   BRYANT BANK FUNDING++                                                  0.18      12/23/2009        10,044,513
   8,371,348   CAFCO LLC++                                                            0.17      12/09/2009         8,371,032
     368,339   CALCASIEU PARISH LA+/-ss                                               0.40      12/01/2027           368,339
   8,036,495   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                  0.23      11/01/2026         8,036,495
   1,071,533   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.35      06/01/2028         1,071,533
   8,371,348   CHARTA LLC++(p)                                                        0.17      12/09/2009         8,371,032
     888,200   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.30      10/01/2038           888,200
   1,674,270   COOK COUNTY IL+/-ss                                                    0.40      11/01/2030         1,674,270
  10,161,478   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $10,161,526)                                                        0.17      12/01/2009        10,161,478
   5,692,517   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.40      12/15/2037         5,692,517
   4,018,247   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.26      12/02/2009         4,018,247
   4,018,247   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.27      12/04/2009         4,018,247
   4,855,382   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.26      12/07/2009         4,855,382
   8,371,348   E.ON AG++                                                              0.17      12/21/2009         8,370,558
   8,371,348   ENI FINANCE USA INCORPORATED++                                         0.17      12/18/2009         8,370,676
   8,706,202   FORTIS FUNDING LLC++                                                   0.20      12/29/2009         8,704,848
   9,041,056   GDF SUEZ++                                                             0.17      12/15/2009         9,040,459
   6,697,079   GEMINI SECURITIZATION INCORPORATED++(p)                                0.18      12/10/2009         6,696,777
   8,364,651   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,364,690)                 0.17      12/01/2009         8,364,651
   8,371,348   GOTHAM FUNDING CORPORATION++                                           0.18      12/15/2009         8,370,762
   1,674,270   GRAMPIAN FUNDING++(p)                                                  0.25      12/03/2009         1,674,246
   7,031,933   GRAMPIAN FUNDING++(p)                                                  0.28      12/15/2009         7,031,167
     750,211   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/05/2010           279,003
   5,504,999   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                    0.20      05/15/2037         5,504,999
     552,509   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.30      11/01/2042           552,509
   2,712,317   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.27      05/15/2034         2,712,317
     957,682   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.30      07/01/2029           957,682
     669,708   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.29      01/01/2018           669,708
   6,697,079   ING USA FUNDING LLC                                                    0.19      12/07/2009         6,696,867
   1,674,270   ING USA FUNDING LLC                                                    0.18      12/09/2009         1,674,203
  25,708,076   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,708,197)                0.17      12/01/2009        25,708,076
   3,348,539   JUPITER SECURITIZATION CORPORATION++(p)                                0.18      12/02/2009         3,348,523
   1,674,270   JUPITER SECURITIZATION CORPORATION++                                   0.18      12/03/2009         1,674,253
   1,004,562   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.29      04/15/2025         1,004,562
  10,045,618   KBC BANK NV BRUSSELS                                                   0.18      12/01/2009        10,045,618
   2,009,124   LLOYDS TSB BANK PLC                                                    0.18      12/17/2009         2,008,963
   6,697,079   LLOYDS TSB BANK PLC (NEW YORK)                                         0.20      12/07/2009         6,697,079
   2,678,832   LMA AMERICAS LLC++(p)                                                  0.18      12/11/2009         2,678,698
   1,506,843   LMA AMERICAS LLC++(p)                                                  0.18      12/17/2009         1,506,722
   5,022,809   LMA AMERICAS LLC++(p)                                                  0.19      12/21/2009         5,022,279

                      Wells Fargo Advantage Income Funds 37


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                    INTEREST     MATURITY
 PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $ 1,506,843   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                             0.19%     10/01/2033   $     1,506,843
   8,304,378   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034         8,304,378
     919,174   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.24      02/01/2036           919,174
   7,031,933   NATIXIS                                                                0.27      12/07/2009         7,031,967
     669,708   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.31      01/01/2018           669,708
   7,366,787   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                0.22      07/01/2034         7,366,787
   6,697,079   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                  0.24      12/01/2040         6,697,079
   8,371,348   NEWPORT FUNDING CORPORATION++(p)                                       0.18      12/15/2009         8,370,762
   1,639,110   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.30      01/01/2034         1,639,110
   3,387,048   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $3,387,065)                                                   0.18      12/01/2009         3,387,048
   1,171,989   REGENCY MARKETS #1 LLC++(p)                                            0.18      12/04/2009         1,171,971
   5,565,272   REGENCY MARKETS #1 LLC++(p)                                            0.20      12/09/2009         5,565,025
   1,674,270   ROMULUS FUNDING CORPORATION++                                          0.30      12/15/2009         1,674,074
   6,027,371   ROYAL BANK OF SCOTLAND PLC                                             0.20      12/02/2009         6,027,337
   4,687,955   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                   0.20      12/01/2028         4,687,955
   6,697,079   SOCIETE GENERALE NORTH AMERICA                                         0.19      12/18/2009         6,696,494
     418,567   STARBIRD FUNDING CORPORATION++(p)                                      0.15      12/01/2009           418,567
   6,697,079   STARBIRD FUNDING CORPORATION++(p)                                      0.20      12/03/2009         6,697,004
   8,371,348   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   0.18      12/18/2009         8,370,637
   2,009,124   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.18      12/17/2009         2,008,963
   6,796,865   TULIP FUNDING CORPORATION++(p)                                         0.19      12/07/2009         6,796,650
   2,210,036   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.24      07/01/2032         2,210,036
   6,697,079   UBS AG (STAMFORD CT)                                                   0.31      12/04/2009         6,697,151
  10,045,618   UNICREDITO ITALIANO (NEW YORK)                                         0.25      01/04/2010        10,045,668
   1,004,562   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.29      12/15/2040         1,004,562
   2,308,854   VFNC CORPORATION(a)+++/-(i)                                            0.24      09/30/2010         1,154,427
     418,567   VICTORY RECEIVABLES CORPORATION++(p)                                   0.15      12/01/2009           418,567
   1,674,270   VICTORY RECEIVABLES CORPORATION++(p)                                   0.19      12/08/2009         1,674,208
   5,548,195   VICTORY RECEIVABLES CORPORATION++                                      0.18      12/16/2009         5,547,779
                                                                                                                 422,678,410
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $519,014,534)                                                      519,116,345
                                                                                                             ---------------


   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 2.21%
MUTUAL FUNDS: 2.21%
  24,456,845   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++(u)                      0.16                        24,456,845
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $24,456,845)                                                                   24,456,845
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,600,512,492)*                                                     146.33%                             1,618,027,788

                                                                                    INTEREST
  PRINCIPAL                                                                           RATE
------------                                                                        --------
SHORT SALES
TBA SALE COMMITMENTS:                                                      (1.60%)
$(16,500,000)  FNMA%%                                                                  5.50        TBA           (17,665,313)
TOTAL TBA SALE COMMITMENTS (PROCEEDS RECEIVED $(17,538,594))                                                     (17,665,313)
                                                                                                             ---------------
OTHER ASSETS AND LIABILITIES, NET                                          (44.73)                              (494,652,469)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $ 1,105,710,006
                                                                           ------                            ---------------

                      38 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

%%   Securities issued on a when-issued (TBA) basis.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $24,456,845.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $1,601,709,947 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $18,022,542
Gross unrealized depreciation    (1,704,701)
                                -----------
Net unrealized appreciation     $16,317,841

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 39


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME FUND

 FACE/SHARE
     AMOUNT    SECURITY NAME                                                                                     VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.20%
          NA   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                 $   195,736,823
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $214,644,510)                                            195,736,823
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $214,644,510)*                                                                100.20%                      195,736,823
OTHER ASSETS AND LIABILITIES, NET                                                    (0.20)                         (385,383)
                                                                                    ------                   ---------------
TOTAL NET ASSETS                                                                    100.00%                  $   195,351,440
                                                                                    ------                   ---------------

----------
* Cost for federal income tax purposes is $214,855,080 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $     66,755
Gross unrealized depreciation     (19,185,012)
                                 ------------
Net unrealized depreciation      $(19,118,257)

The accompanying notes are an integral part of these financial statements.

                     40 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CORPORATE BONDS & NOTES: 85.86%
AEROSPACE: 0.58%
$    180,000   TRIUMPH GROUP INCORPORATED++                                            8.00%    11/15/2017   $       180,000
                                                                                                             ---------------
AMUSEMENT & RECREATION SERVICES: 2.74%
     210,000   PENN NATIONAL GAMING INCORPORATED++                                     8.75     08/15/2019           208,950
     230,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                               9.38     06/15/2015           166,750
     130,000   TOWN SPORTS INTERNATIONAL INCORPORATED(o)(o)                           16.18     02/01/2014            68,900
     100,000   WARNER MUSIC GROUP                                                      7.38     04/15/2014            95,250
     300,000   YONKERS RACING CORPORATION++                                           11.38     07/15/2016           312,000
                                                                                                                     851,850
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.74%
     256,093   NEIMAN MARCUS GROUP INCORPORATED<<Y                                     9.00     10/15/2015           231,124
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.71%
     210,000   LEVI STRAUSS & COMPANY                                                  9.75     01/15/2015           219,975
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.73%
     245,000   TRW AUTOMOTIVE INCORPORATED++                                           7.25     03/15/2017           226,625
                                                                                                             ---------------
BEVERAGES: 0.03%
      10,000   COTT BEVERAGES INCORPORATED++                                           8.38     11/15/2017            10,000
                                                                                                             ---------------
BUSINESS SERVICES: 5.60%
     160,000   CLEAN HARBORS INCORPORATED++                                            7.63     08/15/2016           161,000
     368,578   COSO GEOTHERMAL POWER HOLDINGS++(i)                                     7.00     07/15/2026           307,762
     250,000   FIRST DATA CORPORATION                                                  9.88     09/24/2015           222,500
     195,000   IRON MOUNTAIN INCORPORATED                                              8.38     08/15/2021           199,388
     160,000   RAINBOW NATIONAL SERVICES LLC++                                        10.38     09/01/2014           167,600
     200,000   RENTAL SERVICE CORPORATION                                              9.50     12/01/2014           195,750
     150,000   SUNGARD DATA SYSTEMS INCORPORATED                                       9.13     08/15/2013           152,250
     100,000   SUNGARD DATA SYSTEMS INCORPORATED                                      10.25     08/15/2015           102,500
     250,000   UNITED RENTALS NORTH AMERICA INCORPORATED<<                             7.75     11/15/2013           230,625
                                                                                                                   1,739,375
                                                                                                             ---------------
CASINO & GAMING: 3.54%
     307,000   POKAGON GAMING AUTHORITY++                                             10.38     06/15/2014           320,048
     410,000   TUNICA-BILOXI GAMING AU++                                               9.00     11/15/2015           366,950
     300,000   TURNING STONE CASINO RESORT ENTERPRISE++                                9.13     09/15/2014           291,750
     211,000   WATERFORD GAMING LLC++(i)                                               8.63     09/15/2014           120,278
                                                                                                                   1,099,026
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 0.84%
     300,000   HUNTSMAN INTERNATIONAL LLC++                                            5.50     06/30/2016           260,250
                                                                                                             ---------------
COAL MINING: 1.69%
     150,000   ARCH COAL INCORPORATED++                                                8.75     08/01/2016           154,500
     225,000   JAMES RIVER COAL COMPANY                                                9.38     06/01/2012           222,750
     150,000   MASSEY ENERGY COMPANY                                                   6.88     12/15/2013           147,750
                                                                                                                     525,000
                                                                                                             ---------------
COMMUNICATIONS: 10.88%
     175,000   CENTENNIAL CELLULAR COMMUNICATIONS CORPORATION                         10.13     06/15/2013           180,250
     100,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                10.38     04/30/2014           101,750
     200,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CHARTER COMMUNICATIONS
               CAPITAL CORPORATION####                                                10.25     09/15/2010           249,000

                     Wells Fargo Advantage Income Funds 41


Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COMMUNICATIONS (continued)
$    350,000   CSC HOLDINGS INCORPORATED++                                             8.50%    06/15/2015   $       367,938
      90,000   CSC HOLDINGS INCORPORATED++                                             8.63     02/15/2019            95,400
     215,000   FRONTIER COMMUNICATIONS CORPORATION                                     8.25     05/01/2014           220,913
     225,000   INTELSAT BERMUDA LIMITED++(o)(o)                                        0.14     02/04/2017           222,750
     100,000   LEVEL 3 FINANCING INCORPORATED                                          8.75     02/15/2017            83,750
     300,000   METROPCS WIRELESS INCORPORATED                                          9.25     11/01/2014           300,750
     270,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                             7.38     08/01/2015           249,750
      30,000   NIELSEN FINANCE LLC COMPANY                                            11.63     02/01/2014            32,250
     150,000   NIELSEN FINANCE LLC COMPANY                                            11.50     05/01/2016           161,250
     100,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##                          12.50     08/01/2016            87,500
     285,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                       8.00     10/01/2015           285,000
     295,000   SPRINT NEXTEL CORPORATION                                               6.00     12/01/2016           254,438
      45,000   SPRINT NEXTEL CORPORATION                                               8.38     08/15/2017            43,875
     200,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                  9.25     02/15/2014           205,500
     235,000   WINDSTREAM CORPORATION                                                  8.63     08/01/2016           236,763
                                                                                                                   3,378,827
                                                                                                             ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.16%
      50,000   UPC GERMANY GMBH++                                                      8.13     12/01/2017            49,875
                                                                                                             ---------------
ELECTRIC INTERGRATED: 0.50%
     170,000   MIRANT AMERICAS GENERATION LLC SENIOR NOTES                             8.50     10/01/2021           153,850
                                                                                                             ---------------
ELECTRIC UTILITIES: 0.28%
      90,000   RRI ENERGY INCORPORATED                                                 7.88     06/15/2017            85,725
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.13%
      60,000   CHESAPEAKE ENERGY CORPORATION                                           9.50     02/15/2015            62,850
     340,000   ENERGY FUTURE HOLDINGS                                                 10.88     11/01/2017           238,850
     150,000   INERGY LP/INERGY FINANCE CORPORATION                                    6.88     12/15/2014           145,125
     280,000   NRG ENERGY INCORPORATED                                                 7.38     02/01/2016           278,600
     345,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B               10.25     11/01/2015           244,950
                                                                                                                     970,375
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.68%
     200,000   BWAY CORPORATION++                                                     10.00     04/15/2014           209,500
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.65%
     230,000   DEAN FOODS COMPANY                                                      7.00     06/01/2016           221,950
     100,000   JBS USA LLC/JBS USA FINANCE INCORPORATED++                             11.63     05/01/2014           111,125
     270,000   PINNACLE FOODS LLC CORPORATION                                          9.25     04/01/2015           278,870
     200,000   SMITHFIELD FOODS INCORPORATED++                                        10.00     07/15/2014           209,500
                                                                                                                     821,445
                                                                                                             ---------------
FOREST PRODUCTS & PAPER: 2.60%
     300,000   APPLETON PAPERS INCORPORATED++                                         11.25     12/15/2015           253,875
     250,000   BOISE PAPER HOLDINGS LLC++                                              9.00     11/01/2017           255,000
     275,000   VERSO PAPER HOLDINGS LLC++<<                                           11.50     07/01/2014           299,750
                                                                                                                     808,625
                                                                                                             ---------------
HEALTH CARE: 0.63%
     200,000   HEALTHSOUTH CORPORATION                                                 8.13     02/15/2020           196,000
                                                                                                             ---------------
HEALTH SERVICES: 5.30%
     400,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                         8.88     07/15/2015           408,000
     470,000   HCA INCORPORATED                                                        9.25     11/15/2016           497,025

                     42 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
HEALTH SERVICES (continued)
$     85,000   HCA INCORPORATED++                                                      7.88%    02/15/2020   $        87,125
     190,000   TENET HEALTHCARE CORPORATION                                            9.25     02/01/2015           199,500
     200,000   US ONCOLOGY INCORPORATED++                                              9.13     08/15/2017           208,500
     240,000   VANGUARD HEALTH HOLDINGS                                                9.00     10/01/2014           247,200
                                                                                                                   1,647,350
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.98%
     300,000   KAR HOLDINGS INCORPORATED                                               8.75     05/01/2014           304,500
                                                                                                             ---------------
HOUSEHOLD PRODUCTS, WARE: 1.56%
     180,000   ACCO BRANDS CORPORATION++                                              10.63     03/15/2015           193,275
     300,000   YANKEE ACQUISITION CORPORATION                                          8.50     02/15/2015           292,500
                                                                                                                     485,775
                                                                                                             ---------------
INDUSTRIAL: 1.20%
     222,504   PARMALAT BAKERY(i)                                                      5.00     07/09/2012           186,904
     222,504   PARMALAT DAIRY(i)                                                       5.00     07/09/2010           186,904
                                                                                                                     373,808
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.16%
     155,000   CASELLA WASTE SYSTEMS INCORPORATED++                                   11.00     07/15/2014           166,238
     190,000   SPX CORPORATION                                                         7.63     12/15/2014           193,800
                                                                                                                     360,038
                                                                                                             ---------------
INTERNET SOFTWARE: 0.74%
     225,000   NETFLIX INCORPORATED++                                                  8.50     11/15/2017           230,625
                                                                                                             ---------------
LEGAL SERVICES: 0.79%
     250,000   FTI CONSULTING INCORPORATED                                             7.75     10/01/2016           246,563
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.71%
     210,000   INVACARE CORPORATION                                                    9.75     02/15/2015           219,975
                                                                                                             ---------------
MEDIA: 1.63%
      50,000   BELO CORPORATION                                                        8.00     11/15/2016            50,375
     150,000   SALEM COMMUNICATIONS++                                                  9.63     12/15/2016           153,000
     300,000   SINCLAIR TELEVISION GROUP++                                             9.25     11/01/2017           304,125
                                                                                                                     507,500
                                                                                                             ---------------
METAL MINING: 0.03%
      16,958   NORANDA ALUMINUM HOLDING CORPORATIONY                                   7.02     11/15/2014            10,090
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.48%
     140,000   TEREX CORPORATION                                                      10.88     06/01/2016           148,750
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.66%
     270,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                                 8.50     01/15/2013           264,600
     490,000   CLARKE AMERICAN CORPORATION                                             9.50     05/15/2015           459,988
     100,000   TENNECO AUTOMOTIVE INCORPORATED SERIES B                               10.25     07/15/2013           102,750
                                                                                                                     827,338
                                                                                                             ---------------
MOTION PICTURES: 1.16%
     205,000   CINEMARK USA INCORPORATED++                                             8.63     06/15/2019           211,150
     140,000   WMG ACQUISITION CORPORATION++                                           9.50     06/15/2016           150,500
                                                                                                                     361,650
                                                                                                             ---------------

                     Wells Fargo Advantage Income Funds 43


Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.49%
$    175,000   DISCOVER FINANCIAL SERVICES                                            10.25%    07/15/2019   $       205,539
     265,000   FORD MOTOR CREDIT COMPANY LLC                                           7.80     06/01/2012           264,794
     170,000   FORD MOTOR CREDIT COMPANY LLC                                           7.00     10/01/2013           165,956
     145,000   FORD MOTOR CREDIT COMPANY LLC                                           8.00     12/15/2016           144,412
     300,000   GMAC LLC++                                                              6.88     09/15/2011           288,750
     130,000   GMAC LLC++                                                              6.00     12/15/2011           122,363
     105,000   GMAC LLC++                                                              6.75     12/01/2014            93,975
     125,000   GMAC LLC++                                                              8.00     11/01/2031           107,188
                                                                                                                   1,392,977
                                                                                                             ---------------
OFFICE EQUIPMENT: 0.88%
     250,000   INTERFACE INCORPORATED                                                 11.38     11/01/2013           273,438
                                                                                                             ---------------
OIL & GAS: 1.24%
      25,000   ANTERO RESOURCES FINANCE++                                              9.38     12/01/2017            25,063
     160,000   COMSTOCK RESOURCES INCORPORATED                                         8.38     10/15/2017           160,400
     200,000   PLAINS EXPLORATION & PRODUCTION COMPANY                                 8.63     10/15/2019           200,500
                                                                                                                     385,963
                                                                                                             ---------------
OIL & GAS EXTRACTION: 6.00%
     130,000   BILL BARRETT CORPORATION                                                9.88     07/15/2016           137,150
     225,000   CHESAPEAKE ENERGY CORPORATION                                           6.38     06/15/2015           209,250
     425,000   HILCORP ENERGY++                                                        7.75     11/01/2015           409,063
     280,000   KEY ENERGY SERVICES INCORPORATED                                        8.38     12/01/2014           273,350
     200,000   PENN VIRGINIA CORPORATION                                              10.38     06/15/2016           215,500
     170,000   PETROHAWK ENERGY CORPORATION                                            7.88     06/01/2015           169,575
     160,000   QUICKSILVER RESOURCES INCORPORATED                                     11.75     01/01/2016           177,800
     270,000   RANGE RESOURCES CORPORATION                                             7.50     05/15/2016           271,350
                                                                                                                   1,863,038
                                                                                                             ---------------
PACKAGING: 0.32%
     100,000   GRAHAM PACK COMPANY LP GPC++                                            8.25     01/01/2017            97,750
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 1.90%
     245,000   DOMTAR CORPORATION                                                     10.75     06/01/2017           284,200
     300,000   GRAHAM PACKAGING COMPANY INCORPORATED                                   9.88     10/15/2014           304,500
                                                                                                                     588,700
                                                                                                             ---------------
PERSONAL SERVICES: 1.01%
     325,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                             7.00     06/15/2017           313,625
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.52%
     105,000   ASHLAND INCORPORATED++                                                  9.13     06/01/2017           112,875
     280,000   HOLLY CORPORATION++                                                     9.88     06/15/2017           290,500
     190,000   SANDRIDGE ENERGY INCORPORATEDY                                          8.63     04/01/2015           182,163
     210,000   SANDRIDGE ENERGY INCORPORATED++                                         8.00     06/01/2018           197,925
                                                                                                                     783,463
                                                                                                             ---------------
PIPELINES: 0.90%
     305,000   DYNEGY HOLDINGS INCORPORATED                                            8.38     05/01/2016           279,838
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 1.34%
     220,000   BELDEN CDT INCORPORATED                                                 7.00     03/15/2017           212,850
     200,000   STEEL DYNAMICS INCORPORATED++                                           8.25     04/15/2016           202,000
                                                                                                                     414,850
                                                                                                             ---------------

                     44 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.67%
$    250,000   MEDIMEDIA (USA) INCORPORATED++                                         11.38%    11/15/2014   $       208,750
                                                                                                             ---------------
PUBLISHING: 0.42%
     140,000   TL ACQUISITIONS INCORPORATED SENIOR NOTES++                            10.50     01/15/2015           129,850
                                                                                                             ---------------
RESTAURANTS: 0.49%
     150,000   LANDRY S RESTAURANT INCORPORATED++                                     11.63     12/01/2015           152,250
                                                                                                             ---------------
RETAIL: 2.59%
     245,000   FERRELLGAS PARTNERS LP++                                                9.13     10/01/2017           254,800
     300,000   MACY'S RETAIL HOLDINGS INCORPORATION                                    7.45     07/15/2017           298,125
     250,000   TOYS R US PROPERTY COMPANY++                                            8.50     12/01/2017           250,000
                                                                                                                     802,925
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.75%
     180,000   GOODYEAR TIRE & RUBBER COMPANY                                          9.00     07/01/2015           184,050
      45,000   GOODYEAR TIRE & RUBBER COMPANY                                         10.50     05/15/2016            48,375
                                                                                                                     232,425
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.61%
     190,000   OWENS-ILLINOIS INCORPORATED                                             7.80     05/15/2018           190,475
                                                                                                             ---------------
TELECOMMUNICATIONS: 2.62%
     230,000   CINCINNATI BELL                                                         8.25     10/15/2017           228,275
     150,000   FRONTIER COMMUNICATIONS                                                 8.13     10/01/2018           150,375
     205,000   GEOEYE INCORPORATED++                                                   9.63     10/01/2015           212,175
     200,000   GLOBAL CROSSING LIMITED++                                              12.00     09/15/2015           213,000
      10,000   INMARSAT FINANCE PLC++                                                  7.38     12/01/2017            10,100
                                                                                                                     813,925
                                                                                                             ---------------
TOTAL CORPORATE BONDS & NOTES (COST $26,433,565)                                                                  26,665,651
                                                                                                             ---------------
MUNICIPAL BONDS & NOTES: 0.42%
ALABAMA: 0.42%
     200,000   COUNTY OF JEFFERSON AL WATERS SUB-SERIES B-1-C (SEWER REVENUE,
                  FGIC INSURED)+/-(a)                                                  0.71     02/01/2042            70,000
      25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-2 (SEWER REVENUE,
                  FGIC INSURED)+/-(a)                                                  0.67     02/01/2042             8,750
     125,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER REVENUE,
                  XLCA COMPANY INSURED)+/-(a)                                          0.72     02/01/2040            43,750
      25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-9 (SEWER REVENUE,
                  FIRST SECURITY BANK LOC)+/-(a)                                       0.36     02/01/2042             8,740
                                                                                                                     131,240
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $129,345)                                                                        131,240
                                                                                                             ---------------
FOREIGN CORPORATE BONDS@: 3.68%
     400,000   INEOS GROUP HOLDINGS PLC++                                              8.50     02/15/2016           264,000
     130,000   INMARSAT FINANCE PLC(o)(o)                                             10.38     11/15/2012           134,550
     250,000   INTELSAT (BERMUDA) LIMITED                                              9.25     06/15/2016           253,125
     175,000   INTELSAT (BERMUDA) LIMITED                                             11.25     06/15/2016           186,813
     290,000   VIRGIN MEDIA FINANCE PLC                                                9.50     08/15/2016           304,500
TOTAL FOREIGN CORPORATE BONDS (COST $1,252,546)                                                                    1,142,988
                                                                                                             ---------------

                     Wells Fargo Advantage Income Funds 45


Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 1.28%
COMMUNICATIONS: 0.51%
      42,900   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                               $       156,585
                                                                                                             ---------------
OIL & GAS EXTRACTION: 0.39%
       5,080   CHESAPEAKE ENERGY CORPORATION                                                                         121,514
                                                                                                             ---------------
PIPELINES: 0.38%
       5,930   THE WILLIAMS COMPANIES INCORPORATED                                                                   117,948
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $523,866)                                                                                  396,047
                                                                                                             ---------------

                                                                                      YIELD
                                                                                    --------
COLLATERAL FOR SECURITIES LENDING: 2.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.44%
      34,309   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                     0.21%                          34,309
      34,309   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                         0.16                           34,309
      34,309   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                           0.11                           34,309
      34,309   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                                0.20                           34,309
                                                                                                                     137,236
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.12%
$      6,671   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.26     12/07/2009             6,671
       2,383   AMSTEL FUNDING CORPORATION++(p)                                         1.25     12/18/2009             2,381
       2,383   ANTALIS US FUNDING CORPORATION++(p)                                     0.18     12/03/2009             2,383
       7,148   ANTALIS US FUNDING CORPORATION++(p)                                     0.20     12/04/2009             7,148
       5,718   ARABELLA FINANCE LLC++(p)                                               0.35     12/01/2009             5,718
       8,101   ARABELLA FINANCE LLC++(p)                                               0.40     12/03/2009             8,101
         238   ARABELLA FINANCE LLC++(p)                                               0.40     12/04/2009               238
       4,765   ASPEN FUNDING CORPORATION++(p)                                          0.18     12/21/2009             4,765
      14,295   BANK OF AMERICA                                                         0.18     12/23/2009            14,294
      41,433   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $41,433)                  0.16     12/01/2009            41,433
       7,148   BANK OF IRELAND                                                         0.35     12/01/2009             7,148
       5,718   BANK OF IRELAND                                                         0.50     12/02/2009             5,718
       2,308   BARTON CAPITAL CORPORATION++(p)                                         0.18     12/01/2009             2,308
       1,191   BELMONT FUNDING LLC++(p)                                                0.50     12/01/2009             1,191
       6,195   BNP PARIBAS (NEW YORK)                                                  0.21     12/08/2009             6,195
       5,242   BNP PARIBAS (NEW YORK)                                                  0.21     12/14/2009             5,242
      14,295   BRYANT BANK FUNDING++                                                   0.18     12/23/2009            14,294
      11,913   CAFCO LLC++                                                             0.17     12/09/2009            11,912
         524   CALCASIEU PARISH LA+/-ss                                                0.40     12/01/2027               524
      11,436   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                   0.23     11/01/2026            11,436
       1,525   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.35     06/01/2028             1,525
      11,913   CHARTA LLC++(p)                                                         0.17     12/09/2009            11,912
       1,264   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.30     10/01/2038             1,264
       2,383   COOK COUNTY IL+/-ss                                                     0.40     11/01/2030             2,383
      14,460   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $14,460)                                             0.17     12/01/2009            14,460
       8,101   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            0.40     12/15/2037             8,101
       5,718   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.26     12/02/2009             5,718

                     46 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      5,718   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.27%    12/04/2009   $         5,718
       6,909   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.26     12/07/2009             6,909
      11,913   E.ON AG++                                                               0.17     12/21/2009            11,912
      11,913   ENI FINANCE USA INCORPORATED++                                          0.17     12/18/2009            11,912
      12,389   FORTIS FUNDING LLC++                                                    0.20     12/29/2009            12,387
      12,866   GDF SUEZ++                                                              0.17     12/15/2009            12,865
       9,530   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.18     12/10/2009             9,530
      11,903   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,903)                  0.17     12/01/2009            11,903
      11,913   GOTHAM FUNDING CORPORATION++                                            0.18     12/15/2009            11,912
       2,383   GRAMPIAN FUNDING++(p)                                                   0.25     12/03/2009             2,383
      10,007   GRAMPIAN FUNDING++(p)                                                   0.28     12/15/2009            10,006
      30,663   GRYPHON FUNDING LIMITED(i)(a)                                           0.00     08/05/2010            11,404
       7,834   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                     0.20     05/15/2037             7,834
         786   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   0.30     11/01/2042               786
       3,860   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.27     05/15/2034             3,860
       1,363   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.30     07/01/2029             1,363
         953   INDIANA MUNICIPAL POWER AGENCY+/-ss                                     0.29     01/01/2018               953
       9,530   ING USA FUNDING LLC                                                     0.19     12/07/2009             9,530
       2,383   ING USA FUNDING LLC                                                     0.18     12/09/2009             2,382
      36,584   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $36,584)                  0.17     12/01/2009            36,584
       4,765   JUPITER SECURITIZATION CORPORATION++(p)                                 0.18     12/02/2009             4,765
       2,383   JUPITER SECURITIZATION CORPORATION++                                    0.18     12/03/2009             2,383
       1,430   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.29     04/15/2025             1,430
      14,295   KBC BANK NV BRUSSELS                                                    0.18     12/01/2009            14,295
       2,859   LLOYDS TSB BANK PLC                                                     0.18     12/17/2009             2,859
       9,530   LLOYDS TSB BANK PLC (NEW YORK)                                          0.20     12/07/2009             9,530
       3,812   LMA AMERICAS LLC++(p)                                                   0.18     12/11/2009             3,812
       2,144   LMA AMERICAS LLC++(p)                                                   0.18     12/17/2009             2,144
       7,148   LMA AMERICAS LLC++(p)                                                   0.19     12/21/2009             7,147
       2,144   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                              0.19     10/01/2033             2,144
      11,818   MASSACHUSETTS HEFA+/-ss                                                 0.25     10/01/2034            11,818
       1,308   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.24     02/01/2036             1,308
      10,007   NATIXIS                                                                 0.27     12/07/2009            10,007
         953   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                0.31     01/01/2018               953
      10,483   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                 0.22     07/01/2034            10,483
       9,530   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                   0.24     12/01/2040             9,530
      11,913   NEWPORT FUNDING CORPORATION++(p)                                        0.18     12/15/2009            11,912
       2,333   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.30     01/01/2034             2,333
       4,820   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $4,820)                                              0.18     12/01/2009             4,820
       1,668   REGENCY MARKETS #1 LLC++(p)                                             0.18     12/04/2009             1,668
       7,920   REGENCY MARKETS #1 LLC++(p)                                             0.20     12/09/2009             7,919
       2,383   ROMULUS FUNDING CORPORATION++                                           0.30     12/15/2009             2,382
       8,577   ROYAL BANK OF SCOTLAND PLC                                              0.20     12/02/2009             8,577
       6,671   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                    0.20     12/01/2028             6,671
       9,530   SOCIETE GENERALE NORTH AMERICA                                          0.19     12/18/2009             9,529
         596   STARBIRD FUNDING CORPORATION++(p)                                       0.15     12/01/2009               596
       9,530   STARBIRD FUNDING CORPORATION++(p)                                       0.20     12/03/2009             9,530
      11,913   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    0.18     12/18/2009            11,912
       2,859   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.18     12/17/2009             2,859
       9,672   TULIP FUNDING CORPORATION++(p)                                          0.19     12/07/2009             9,672
       3,145   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.24     07/01/2032             3,145
       9,530   UBS AG (STAMFORD CT)                                                    0.31     12/04/2009             9,530

                     Wells Fargo Advantage Income Funds 47


Portfolio of Investments--November 30, 2009 (Unaudited)

STRATEGIC INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     14,295   UNICREDITO ITALIANO (NEW YORK)                                          0.25%    01/04/2010   $        14,291
       1,430   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.29     12/15/2040             1,430
      94,370   VFNC CORPORATION++(i)+/-(a)                                             0.24     09/30/2010            47,185
         596   VICTORY RECEIVABLES CORPORATION++(p)                                    0.15     12/01/2009               596
       2,383   VICTORY RECEIVABLES CORPORATION++(p)                                    0.19     12/08/2009             2,382
       7,895   VICTORY RECEIVABLES CORPORATION++                                       0.18     12/16/2009             7,895
                                                                                                                     658,038
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $748,842)                                                              795,274
                                                                                                             ---------------

   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 7.88%
   2,447,090   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                         0.13                        2,447,090
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,447,090)                                                                     2,447,090
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $31,535,254)*                                                        101.68%                                31,578,290
OTHER ASSETS AND LIABILITIES, NET                                           (1.68)                                  (521,535)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    31,056,755
                                                                           ------                            ---------------

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(o)(o) Stepped coupon bond. Interest rate presented is yield to maturity.

<<     All or a portion of this security is on loan.

Y Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(i)    Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

##      Zero coupon bond. Interest rate presented is yield to maturity.

+/-    Variable rate investments.

@      Foreign bond principal is denominated in local currency.

(s)    Rate shown is the 1-day annualized yield at period end.

(p)    Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $2,447,090.

(u)    Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $31,570,017 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 1,326,533
Gross unrealized depreciation    (1,318,260)
                                -----------
Net unrealized appreciation     $     8,273

The accompanying notes are an integral part of these financial statements.

                     48 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND FUND

 FACE/SHARE
    AMOUNT     SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.30%
          NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                             $ 2,283,419,796
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,199,894,940)                                        2,283,419,796
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,199,894,940)*                                                              99.30%                     2,283,419,796
OTHER ASSETS AND LIABILITIES, NET                                                    0.70                         16,017,471
                                                                                   ------                    ---------------
TOTAL NET ASSETS                                                                   100.00%                   $ 2,299,437,267
                                                                                   ------                    ---------------

----------
* Cost for federal income tax purposes is $2,211,324,429 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 83,524,856
Gross unrealized depreciation   (11,429,489)
                               ------------
Net unrealized appreciation    $ 72,095,367

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      50 Wells Fargo Advantage Income Funds


             Statements of Assets and Liabilities--November 30, 2009 (Unaudited)


                                                                               Diversified     Income
                                                                                Bond Fund    Plus Fund
                                                                               -----------  ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ................  $         0  $437,003,360
      Collateral received for securities loaned .............................            0    78,463,595
      In affiliated Master Portfolio(s) .....................................   47,115,137             0
      In affiliates .........................................................            0    62,352,721
                                                                               -----------  ------------
   Total Investments at value (see cost below) ..............................   47,115,137   577,819,676
                                                                               -----------  ------------
   Cash .....................................................................       25,000       307,239
   Receivable for Fund shares issued ........................................      114,479       961,479
   Receivable for investment sold ...........................................            0     9,159,922
   Receivable for dividends and interest ....................................            0     3,319,535
   Variation margin receivable on futures contracts .........................            0        60,703
   Prepaid expenses and other assets ........................................            0             0
                                                                               -----------  ------------
Total Assets ................................................................   47,254,616   591,628,554
                                                                               -----------  ------------
LIABILITIES
   Payable for Fund shares redeemed .........................................          300       253,294
   Security sold short, at value ............................................            0             0
   Payable for investment purchased .........................................            0    86,655,681
   Dividends payable ........................................................            0             0
   Payable upon receipt of securities loaned ................................            0    78,122,693
   Payable to investment advisor and affiliates .............................            0       251,465
   Accrued expenses and other liabilities ...................................        6,245       233,285
                                                                               -----------  ------------
Total liabilties ............................................................        6,545   165,516,418
                                                                               -----------  ------------
TOTAL NET ASSETS ............................................................  $47,248,071  $426,112,136
                                                                               ===========  ============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................  $47,770,027  $418,831,013
   Undistributed/overdistributed investment income ..........................       41,143       530,235
   Accumulated net realized gain (loss) on investments ......................     (558,045)   (8,598,783)
   Net unrealized appreciation (depreciation) of investments ................       (5,054)   14,882,475
   Net unrealized appreciation of collateral received for securities loaned              0       215,782
   Net unrealized appreciation of futures ...................................            0       251,414
                                                                               -----------  ------------
TOTAL NET ASSETS ............................................................  $47,248,071  $426,112,136
                                                                               ===========  ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net asets - Class A ......................................................           NA  $117,941,014
   Shares Outstanding - Class A .............................................           NA    10,254,099
   Net asset value per share - Class A ......................................           NA  $      11.50
   Maximum offering price per share - Class A ...............................           NA  $      12.04(2)
   Net assets - Class B .....................................................           NA  $  2,887,383
   Shares Outstanding - Class B .............................................           NA       250,805
   Net asset value and offering price per share - Class B ...................           NA  $      11.51
   Net assets - Class C .....................................................           NA  $ 10,478,284
   Shares Outstanding - Class C .............................................           NA       911,168
   Net asset value and offering price per share - Class C ...................           NA  $      11.50
   Net assets - Administrator Class .........................................  $47,248,071            NA
   Shares Outstanding - Administrator Class .................................    1,953,279            NA
   Net asset value and offering price per share - Administrator Class .......  $     24.19            NA
   Net assets - Institutional Class .........................................           NA  $106,407,788
   Shares Outstanding - Institutional Class .................................           NA     9,251,412
   Net asset value and offering price per share - Institutional Class .......           NA  $      11.50
   Net assets - Investor Class ..............................................           NA  $188,397,667
   Shares Outstanding - Investor Class ......................................           NA    16,379,154
   Net asset value and offering price per share - Investor Class ............           NA  $      11.50
                                                                               -----------  ------------
Investment at cost ..........................................................  $47,120,191  $562,471,181
                                                                               -----------  ------------
Securities on loan, at value ................................................  $         0  $ 74,795,480
                                                                               -----------  ------------
Proceeds received from short sales ..........................................  $         0  $          0

----------
(1.) Each Fund has unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/95.50 of net asset value. On investment of $50,000 or more, the offering price is reduced.

(3.) Maximum offering price is computed as 100/97.00 of net asset value. On investment of $50,000 or more, the offering price is reduced.

(4.) Maximum offering price is computed as 100/98.00 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 51


Statements of Assets and Liabilities--November 30, 2009 (Unaudited)

Inflation-      Short Duration
 Protected        Government         Stable I        Strategic       Total Return
 Bond Fund         Bond Fund        Income Fund     Income Fund        Bond Fund
-----------     --------------     ------------     -----------     --------------


$         0     $1,074,454,598     $          0     $28,335,926     $            0
          0        519,116,345                0         795,274                  0
 86,792,832                  0      195,736,823               0      2,283,419,796
          0         24,456,845                0       2,447,090                  0
-----------     --------------     ------------     -----------     --------------
 86,792,832      1,618,027,788      195,736,823      31,578,290      2,283,419,796
-----------     --------------     ------------     -----------     --------------
     25,000            100,000           25,000           9,425                  0
    225,138          6,345,860          185,085         253,279         19,404,090
          0         87,247,033                0          49,750                  0
      1,096          5,415,881                0         671,215                  0
          0                  0                0               0                  0
          0            109,239                0           9,415                  0
-----------     --------------     ------------     -----------     --------------
 87,044,066      1,717,245,801      195,946,908      32,571,374      2,302,823,886
-----------     --------------     ------------     -----------     --------------

    428,875          1,407,151          561,453         163,218          2,088,002
          0         17,665,313                0               0                  0
          0         72,524,933                0         497,007                  0
     96,358            285,500                0          44,688            786,711
          0        518,955,497                0         788,700                  0
     18,451            542,087           11,483          21,006            250,397
      8,757            155,314           22,532               0            261,509
-----------     --------------     ------------     -----------     --------------
    552,441        611,535,795          595,468       1,514,619          3,386,619
-----------     --------------     ------------     -----------     --------------
$86,491,625     $1,105,710,006     $195,351,440     $31,056,755     $2,299,437,267
===========     ==============     ============     ===========     ==============

$86,301,152     $1,090,925,402     $224,694,664     $36,947,753     $2,191,462,540
    957,111         (1,063,015)        (831,151)        (23,215)         2,710,486
 (5,346,122)        (1,540,957)      (9,604,386)     (5,910,819)        21,739,385
  4,579,484         17,286,765      (18,907,687)         (3,396)        83,524,856
          0            101,811                0          46,432                  0
          0                  0                0               0                  0
-----------     --------------     ------------     -----------     --------------
$86,491,625     $1,105,710,006     $195,351,440     $31,056,755     $2,299,437,267
===========     ==============     ============     ===========     ==============

$36,636,458     $  170,716,356     $ 36,139,486     $20,134,350     $  588,713,060
  3,512,318         16,331,796        3,767,623       2,259,828         44,521,327
$     10.43     $        10.45     $       9.59     $      8.91     $        13.22
$     10.92(2)  $        10.77(3)  $       9.79(4)  $      9.33(2)  $        13.84(2)
$ 4,572,047     $    3,146,664     $  1,020,829     $ 3,726,626     $    8,981,629
    441,555            300,820          106,448         418,186            678,635
$     10.35     $        10.46     $       9.59     $      8.91     $        13.23
$11,600,943     $   46,039,709     $  3,965,635     $ 7,195,779     $   27,130,879
  1,119,135          4,397,647          414,703         809,555          2,061,311
$     10.37     $        10.47     $       9.56     $      8.89     $        13.16
$33,682,177     $  459,513,954     $154,225,490              NA     $1,016,750,884
  3,230,580         43,908,259       16,084,438              NA         78,206,041
$     10.43     $        10.47     $       9.59              NA     $        13.00
         NA     $  426,293,323               NA              NA     $  625,474,224
         NA         40,732,961               NA              NA         48,132,235
         NA     $        10.47               NA              NA     $        12.99
         NA                 NA               NA              NA     $   32,386,591
         NA                 NA               NA              NA          2,492,238
         NA                 NA               NA              NA     $        12.99
-----------     --------------     ------------     -----------     --------------
$82,213,348     $1,600,512,492     $214,644,510     $31,535,254     $2,199,894,940
-----------     --------------     ------------     -----------     --------------
$         0     $  512,153,046     $          0     $   701,350     $            0
-----------     --------------     ------------     -----------     --------------
$         0     $   17,538,594     $          0     $         0     $            0

                      52 Wells Fargo Advantage Income Funds


Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

                                                                               Diversified     Income
                                                                                Bond Fund    Plus Fund
                                                                               -----------  ------------
INVESTMENT INCOME
   Dividends ................................................................  $        0   $          0
   Interest .................................................................           0     11,023,367
   Interest allocated from affiliated Master Portfolio(s) ...................     999,158              0
   Interest from affiliated securities ......................................           0         41,966
   Securities lending income ................................................           0         66,668
   Securities lending income allocated from affiliated Master Portfolio(s)...       3,953              0
   Expenses allocated from affiliated Master Portfolio(s) ...................     (92,541)             0
   Waivers allocated from affiliated Master Portfolio(s) ....................      11,184              0
                                                                               ----------   ------------
Total investment income .....................................................     921,754     11,132,001
                                                                               ----------   ------------
EXPENSES
   Advisory fees ............................................................      54,251      1,005,923
   Administration fees
      Fund level ............................................................      10,850        100,592
      Class A ...............................................................          NA         96,064
      Class B ...............................................................          NA          2,984
      Class C ...............................................................          NA          7,654
      Administrator Class ...................................................      21,700             NA
      Institutional Class ...................................................          NA         40,575
      Investor Class ........................................................          NA        209,730
   Custody fees .............................................................           0         25,875
   Shareholder servicing fees
      Class A ...............................................................          NA        133,422
      Class B ...............................................................          NA          4,144
      Class C ...............................................................          NA         10,631
      Administrator Class ...................................................      54,251             NA
      Investor Class ........................................................          NA        216,628
   Accounting fees ..........................................................       9,707         16,814
   Distribution fees
      Class B ...............................................................          NA         12,432
      Class C ...............................................................          NA         31,893
   Professional fees ........................................................      11,910         28,596
   Registration fees ........................................................       5,155         20,685
   Shareholder reports ......................................................       1,360          7,103
   Trustees' fees ...........................................................       5,289          5,289
   Other fees and expenses ..................................................       1,086          7,592
                                                                               ----------   ------------
Total Expenses ..............................................................     175,559      1,984,626
                                                                               ----------   ------------
LESS
   Waived fees and reimbursed expenses ......................................    (105,011)      (240,249)
   Net expenses .............................................................      70,548      1,744,377
                                                                               ----------   ------------
Net investment income .......................................................     851,206      9,387,624
                                                                               ----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ...............................................................           0      3,154,910
   Collateral received for securities loaned ................................           0     (1,454,227)
   Future transactions ......................................................           0        387,736
   Securities transactions allocated from Master Portfolio(s) ...............      62,421              0
   Future transactions allocated from Master Portfolio(s) ...................      31,882              0
                                                                               ----------   ------------
Net realized gain (loss) from investments ...................................      94,303      2,088,419
                                                                               ----------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ...............................................................           0     20,077,016
   Collateral received for securities loaned ................................           0      2,177,927
   Securities transactions allocated from Master Portfolio(s) ...............   2,794,249              0
   Future transactions ......................................................           0        178,921
   Short sales transactions .................................................           0              0
                                                                               ----------   ------------
Net changed in unrealized appreciation (depreciation) of investments ........   2,794,249     22,433,864
                                                                               ----------   ------------
Net realized and unrealized gain (loss) on investments ......................   2,888,552     24,522,283
                                                                               ----------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................  $3,739,758   $ 33,909,907
                                                                               ==========   ============

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 53


Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

Inflation-   Short Duration
 Protected     Government       Stable      Strategic    Total Return
 Bond Fund      Bond Fund     Income Fund  Income Fund     Bond Fund
-----------  --------------  ------------  -----------  --------------

$         0   $         0     $         0  $    8,931   $           0
          0    14,430,604               0   1,197,017               0
  1,922,829             0       2,660,469           0      48,024,369
          0       106,915               0       1,708               0
          0       298,352               0       2,903               0
     13,715             0           1,012           0         329,066
   (181,898)            0        (493,340)          0      (3,813,984)
      5,886             0          46,418           0         646,803
-----------   -----------     -----------  ----------   -------------
  1,760,532    14,835,871       2,214,559   1,210,559      45,186,254
-----------   -----------     -----------  ----------   -------------

          0     1,747,992               0      67,209               0

     20,194       225,003          56,634       6,721         487,719
     30,789       124,386          30,730      15,870         349,855
      4,375         3,684             963       3,637           8,494
      9,802        27,000           3,244       4,688          17,243
     15,407       199,311          93,860          NA         444,415
         NA       131,636              NA          NA         247,724
         NA            NA              NA          NA          29,224
          0        72,182               0       2,313               0

     37,929       163,474          42,680      22,041         485,556
      6,076         5,117           1,337       5,052          11,798
     13,614        37,500           4,505       6,511          23,948
     38,517       446,951         234,396          NA       1,110,204
         NA            NA              NA          NA          31,552
        417        33,414          14,074      10,717          64,629
     18,228        15,350           4,011      15,155          35,393
     40,841       112,498          13,515      19,535          71,844
      9,325        26,483          14,376      24,669          13,234
      6,620        18,879          14,925      16,582          26,008
      3,780        59,493           9,941       5,026         110,524
      5,289         5,289           5,289       5,289           5,289
        937         7,370           4,810       2,647          17,859
-----------   -----------     -----------  ----------   -------------
    262,140     3,463,012         549,290     233,662       3,592,512
-----------   -----------     -----------  ----------   -------------

    (73,750)     (715,911)       (203,621)    (51,112)       (411,468)
    188,390     2,747,101         345,669     182,550       3,181,044
-----------   -----------     -----------  ----------   -------------
  1,572,142    12,088,770       1,868,890   1,028,009      42,005,210
-----------   -----------     -----------  ----------   -------------


          0    10,743,157               0     132,866               0
          0    (2,018,084)              0     (63,468)              0
          0             0               0           0               0
   (237,098)            0      (6,797,587)          0      34,656,902
    (14,289)            0               0           0               0
-----------   -----------     -----------  ----------   -------------
   (251,387)    8,725,073      (6,797,587)     69,398      34,656,902
-----------   -----------     -----------  ----------   -------------

          0     3,360,023               0   2,484,073               0
          0     2,359,547               0     119,695               0
  4,702,558             0      16,022,262           0      70,543,576
          0             0               0           0               0
          0       151,720               0           0               0
-----------   -----------     -----------  ----------   -------------
  4,702,558     5,871,290      16,022,262   2,603,768      70,543,576
-----------   -----------     -----------  ----------   -------------
  4,451,171    14,596,363       9,224,675   2,673,166     105,200,478
-----------   -----------     -----------  ----------   -------------
$ 6,023,313   $26,685,133     $11,093,565  $3,701,175   $ 147,205,688
===========   ===========     ===========  ==========   =============

                      54 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                                        DIVERSIFIED BOND FUND
                                                                                                   ---------------------------------
                                                                                                   For the Six Months  For the Year
                                                                                                   Ended November 30,  Ended May 31,
                                                                                                    2009 (Unaudited)       2009
                                                                                                   ------------------  -------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets .......................................................................     $ 41,204,875     $ 48,447,014
OPERATIONS
     Net investment income ......................................................................          851,206        1,874,698
     Net realized gain (loss) on investments ....................................................           94,303         (391,633)
     Net change in unrealized appreciation (depreciation) of investments ........................        2,794,249       (1,841,031)
                                                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from operations .................................        3,739,758         (357,966)
                                                                                                      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income
         Class A ................................................................................               NA               NA
         Class B ................................................................................               NA               NA
         Class C ................................................................................               NA               NA
         Administrator Class ....................................................................         (865,721)      (1,892,597)
         Institutional Class ....................................................................               NA               NA
         Investor Class .........................................................................               NA               NA
     Net realized gain
         Administrator Class ....................................................................               NA         (768,605)
     Return of capital
         Class A ................................................................................               NA               NA
         Class B ................................................................................               NA               NA
         Class C ................................................................................               NA               NA
         Administrator Class ....................................................................                0                0
                                                                                                      ------------     ------------
Total distributions to shareholders .............................................................         (865,721)      (2,661,202)
                                                                                                      ------------     ------------
CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold - Class A ........................................................               NA               NA
     Reinvestment of distributions - Class A ....................................................               NA               NA
     Cost of shares redeemed - Class A ..........................................................               NA               NA
                                                                                                      ------------     ------------
     Net increase in net assets resulting from capital share transactions - Class A .............               NA               NA
                                                                                                      ------------     ------------
     Proceeds from shares sold - Class B ........................................................               NA               NA
     Reinvestment of distributions - Class B ....................................................               NA               NA
     Cost of shares redeemed - Class B ..........................................................               NA               NA
                                                                                                      ------------     ------------
     Net decrease in net assets resulting from capital share transactions - Class B .............               NA               NA
                                                                                                      ------------     ------------
     Proceeds from shares sold - Class C ........................................................               NA               NA
     Reinvestment of distributions - Class C ....................................................               NA               NA
     Cost of shares redeemed - Class C ..........................................................               NA               NA
                                                                                                      ------------     ------------
     Net increase in net assets resulting from capital share transactions - Class C .............               NA               NA
                                                                                                      ------------     ------------
     Proceeds from shares sold - Administrator Class ............................................       12,523,343       18,513,023
     Reinvestment of distributions - Administrator Class ........................................          708,747        2,104,003
     Cost of shares redeemed - Administrator Class ..............................................      (10,062,931)     (24,839,997)
                                                                                                      ------------     ------------
     Net increase (decrease) in net assets resulting from capital share transactions -
        Administrator Class .....................................................................        3,169,159       (4,222,971)
                                                                                                      ------------     ------------
     Proceeds from shares sold - Institutional Class ............................................               NA               NA
     Reinvestment of distributions - Institutional Class ........................................               NA               NA
     Cost of shares redeemed - Institutional Class ..............................................               NA               NA
                                                                                                      ------------     ------------
     Net increase in net assets resulting from capital share transactions -
        Institutional Class .....................................................................               NA               NA
                                                                                                      ------------     ------------
     Proceeds from shares sold - Investor Class .................................................               NA               NA
     Reinvestment of distributions - Investor Class .............................................               NA               NA
     Cost of shares redeemed - Investor Class ...................................................               NA               NA
                                                                                                      ------------     ------------
     Net increase in net assets resulting from capital share transactions - Investor Class ......               NA               NA
                                                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .........        3,169,159       (4,222,971)
                                                                                                      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................................        6,043,196       (7,242,139)
                                                                                                      ------------     ------------
ENDING NET ASSETS ...............................................................................     $ 47,248,071     $ 41,204,875
                                                                                                      ------------     ------------
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................     $     41,143     $     55,658
                                                                                                      ------------     ------------

----------
(1.) Institutional and Investor Classes in Income Plus Fund were incepted on
     July 18, 2008. Information presented for these classes are for the period from July 18, 2008 to May 31, 2009.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 55


Statements of Changes in Net Assets

        INCOME PLUS FUND           INFLATION-PROTECTED BOND FUND   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------  -------------------------------  -----------------------------------
   For the Six                       For the Six
   Months Ended    For the Year      Months Ended   For the Year   For the Six Months    For the Year
November 30, 2009  Ended May 31,     November 30,   Ended May 31,   Ended November 30,     Ended May
  (Unaudited)         2009(1)     2009 (Unaudited)     2009         2009 (Unaudited)       31, 2009
-----------------  -------------  ----------------  -------------  -------------------  --------------

  $380,702,756     $  55,417,546    $ 74,746,471    $ 57,185,803      $  732,750,975    $ 415,217,874

     9,387,624        12,859,760       1,572,142         362,617          12,088,770       20,931,888
     2,088,419        11,131,099        (251,387)     (1,385,256)          8,725,073        8,004,084
    22,433,864        (6,356,043)      4,702,558        (122,047)          5,871,290       11,503,610
  ------------     -------------    ------------    ------------      --------------    -------------
    33,909,907        17,634,816       6,023,313      (1,144,686)         26,685,133       40,439,582
  ------------     -------------    ------------    ------------      --------------    -------------


    (2,454,885)       (2,946,594)       (216,267)       (526,483)         (1,848,891)      (2,985,787)
       (61,158)         (171,645)        (19,924)       (113,418)            (41,766)        (189,747)
      (165,180)         (194,300)        (47,828)       (167,516)           (277,485)        (307,187)
            NA                NA        (213,862)       (305,104)         (5,898,910)     (13,589,786)
    (2,460,984)       (4,045,227)             NA              NA          (5,147,396)      (5,633,629)
    (4,123,553)       (6,898,290)             NA              NA                  NA               NA
            NA                NA               0               0                   0                0


             0                 0               0        (266,004)                  0                0
             0                 0               0         (46,645)                  0                0
             0                 0               0         (73,287)                  0                0
            NA                NA               0        (177,814)                  0                0
  ------------     -------------    ------------    ------------      --------------    -------------
    (9,265,760)      (14,256,056)       (497,881)     (1,676,271)        (13,214,448)     (22,706,136)
  ------------     -------------    ------------    ------------      --------------    -------------

    33,100,636        97,234,618       8,240,902      21,513,522          99,330,917       92,317,088
     2,235,460         2,559,304         172,786         689,772           1,331,893        1,993,928
   (18,860,233)      (50,458,626)     (5,950,597)    (13,952,533)        (37,561,986)     (57,789,704)
  ------------     -------------    ------------    ------------      --------------    -------------
    16,475,863        49,335,296       2,463,091       8,250,761          63,100,824       36,521,312
  ------------     -------------    ------------    ------------      --------------    -------------
       135,107           534,076          36,449         619,215              50,970        1,051,174
        42,862           119,500          14,812         124,896              35,801          158,421
    (1,430,144)       (3,789,812)     (1,036,309)     (2,464,581)         (1,774,703)      (3,845,820)
  ------------     -------------    ------------    ------------      --------------    -------------
     1,252,175        (3,136,236)       (985,048)     (1,720,470)         (1,687,932)      (2,636,225)
  ------------     -------------    ------------    ------------      --------------    -------------
     3,129,134         3,549,139       1,853,080       2,859,337          29,228,373       13,257,067
       132,834           149,748          29,738         178,014             204,866          251,457
      (546,771)       (1,430,263)     (1,246,618)     (2,131,500)         (1,873,595)      (2,921,869)
  ------------     -------------    ------------    ------------      --------------    -------------
     2,715,197         2,268,624         636,200         905,851          27,559,644       10,586,655
  ------------     -------------    ------------    ------------      --------------    -------------
            NA                NA      14,170,090      25,357,439         166,851,020      248,015,759
            NA                NA         159,190         325,214           5,007,036       11,576,615
            NA                NA     (10,223,801)    (12,737,170)        (74,550,148)    (159,659,439)
  ------------     -------------    ------------    ------------      --------------    -------------

            NA                NA       4,105,479      12,945,483          97,307,908       99,932,935
  ------------     -------------    ------------    ------------      --------------    -------------
     7,945,431       137,346,081              NA              NA         237,831,939      201,761,842
     2,407,045         3,983,039              NA              NA           5,088,673        5,598,716
    (7,749,855)      (45,358,819)             NA              NA         (69,712,710)     (51,965,580)
  ------------     -------------    ------------    ------------      --------------    -------------
     2,602,621        95,970,301              NA              NA         173,207,902      155,394,978
  ------------     -------------    ------------    ------------      --------------    -------------
    11,305,561       412,431,804              NA              NA                  NA               NA
     3,585,657         5,965,196              NA              NA                  NA               NA
   (14,667,491)     (240,928,535)             NA              NA                  NA               NA
  ------------     -------------    ------------    ------------      --------------    -------------
       223,727       177,468,465              NA              NA                  NA               NA
  ------------     -------------    ------------    ------------      --------------    -------------
    20,765,233       321,906,450       6,219,722      20,381,625         359,488,346      299,799,655
  ------------     -------------    ------------    ------------      --------------    -------------
    45,409,380       325,285,210      11,745,154      17,560,668         372,959,031      317,533,101
  ------------     -------------    ------------    ------------      --------------    -------------
  $426,112,136     $ 380,702,756    $ 86,491,625    $ 74,746,471      $1,105,710,006    $ 732,750,975
  ------------     -------------    ------------    ------------      --------------    -------------
  $    530,235     $     408,371    $    957,111    $   (117,150)     $   (1,063,015)   $      62,663
  ------------     -------------    ------------    ------------      --------------    -------------

                      56 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                                   DIVERSIFIED BOND FUND
                                                                                           --------------------------------------
                                                                                                For the
                                                                                            Six Months Ended
                                                                                           November 30, 2009   For the Year Ended
                                                                                              (Unaudited)         May 31, 2009
                                                                                           -----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................................             NA                   NA
   Shares issued in reinvestment of distributions - Class A .............................             NA                   NA
   Shares redeemed - Class A ............................................................             NA                   NA
                                                                                                --------           ----------
   Net increase in shares outstanding - Class A .........................................             NA                   NA
                                                                                                --------           ----------
   Shares sold - Class B ................................................................             NA                   NA
   Shares issued in reinvestment of distributions - Class B .............................             NA                   NA
   Shares redeemed - Class B ............................................................             NA                   NA
                                                                                                --------           ----------
   Net decrease in shares outstanding - Class B .........................................             NA                   NA
                                                                                                --------           ----------
   Shares sold - Class C ................................................................             NA                   NA
   Shares issued in reinvestment of distributions - Class C .............................             NA                   NA
   Shares redeemed - Class C ............................................................             NA                   NA
                                                                                                --------           ----------
   Net increase in shares outstanding - Class C .........................................             NA                   NA
                                                                                                --------           ----------
   Shares sold - Administrator Class ....................................................        530,130              801,320
   Shares issued in reinvestment of distributions - Administrator Class .................         30,339               92,700
   Shares redeemed - Administrator Class ................................................       (428,216)          (1,076,946)
                                                                                                --------           ----------
   Net increase (decrease) in shares outstanding - Administrator Class ..................        132,253             (182,926)
                                                                                                --------           ----------
   Shares sold - Institutional Class ....................................................             NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class .................             NA                   NA
   Shares redeemed - Institutional Class ................................................             NA                   NA
                                                                                                --------           ----------
   Net increase in shares outstanding - Institutional Class .............................             NA                   NA
                                                                                                --------           ----------
   Shares sold - Investor Class .........................................................             NA                   NA
   Shares issued in reinvestment of distributions - Investor Class ......................             NA                   NA
   Shares redeemed - Investor Class .....................................................             NA                   NA
                                                                                                --------           ----------
   Net increase in shares outstanding - Investor Class ..................................             NA                   NA
                                                                                                --------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS..        132,253             (182,926)
                                                                                                ========           ==========

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 57


Statements of Changes in Net Assets

          INCOME PLUS FUND                  INFLATION-PROTECTED BOND FUND         SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------  --------------------------------------  --------------------------------------
     For the                                 For the                                 For the
 Six Months Ended                        Six Months Ended                        Six Months Ended
November 30, 2009   For the Year Ended  November 30, 2009   For the Year Ended  November 30, 2009   For the Year Ended
   (Unaudited)         May 31, 2009        (Unaudited)         May 31, 2009        (Unaudited)         May 31, 2009
-----------------   ------------------  -----------------   ------------------  -----------------   ------------------

     2,974,499            9,251,771            826,783           2,197,461            9,596,620          9,108,705
       199,992              243,162             16,662              71,391              128,285            197,609
    (1,697,029)          (4,783,670)          (592,211)         (1,451,449)          (3,625,619)        (5,718,572)
    ----------          -----------         ----------          ----------           ----------        -----------
     1,477,462            4,711,263            251,234             817,403            6,099,286          3,587,742
    ----------          -----------         ----------          ----------           ----------        -----------
        11,856               50,756              3,712              61,805                4,871            104,527
         3,843               11,385              1,432              12,936                3,452             15,739
      (128,634)            (359,030)          (104,822)           (255,883)            (170,992)          (381,787)
    ----------          -----------         ----------          ----------           ----------        -----------
      (112,935)            (296,889)           (99,678)           (181,142)            (162,669)          (261,521)
    ----------          -----------         ----------          ----------           ----------        -----------
       278,703              336,619            187,883             287,626            2,813,497          1,301,690
        11,876               14,244              2,869              18,460               19,694             24,867
       (48,961)            (136,692)          (125,177)           (224,080)            (180,605)          (288,663)
    ----------          -----------         ----------          ----------           ----------        -----------
       241,618              214,171             65,575              82,006            2,652,586          1,037,894
    ----------          -----------         ----------          ----------           ----------        -----------
            NA                   NA          1,437,006           2,673,457           16,060,255         24,637,292
            NA                   NA             15,371              33,796              481,892          1,147,454
            NA                   NA         (1,035,215)         (1,356,278)          (7,185,553)       (15,845,856)
    ----------          -----------         ----------          ----------           ----------        -----------
            NA                   NA            417,162           1,350,975            9,356,594          9,938,890
    ----------          -----------         ----------          ----------           ----------        -----------
       716,767           12,959,087                 NA                  NA           22,922,177         19,882,551
       215,579              379,827                 NA                  NA              489,416            552,957
      (701,402)          (4,318,446)                NA                  NA           (6,727,196)        (5,147,278)
    ----------          -----------         ----------          ----------           ----------        -----------
       230,944            9,020,468                 NA                  NA           16,684,397         15,288,230
    ----------          -----------         ----------          ----------           ----------        -----------
     1,012,007           38,728,389                 NA                  NA                   NA                 NA
       321,083              568,584                 NA                  NA                   NA                 NA
    (1,317,679)         (22,933,229)                NA                  NA                   NA                 NA
    ----------          -----------         ----------          ----------           ----------        -----------
        15,411           16,363,744                 NA                  NA                   NA                 NA
    ----------          -----------         ----------          ----------           ----------        -----------
     1,852,500           30,012,757            634,293           2,069,242           34,630,194         29,591,235
    ==========          ===========         ==========          ==========           ==========        ===========

                      58 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                                        STABLE INCOME FUND
                                                                                                  --------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended      For the
                                                                                                  November 30, 2009   Year Ended
                                                                                                     (Unaudited)     May 31, 2009
                                                                                                  -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................................    $227,174,979     $ 307,921,140
OPERATIONS
   Net investment income .......................................................................       1,868,890         9,365,093
   Net realized gain (loss) on investments .....................................................      (6,797,587)           16,585
   Net change in unrealized appreciation (depreciation) of investments .........................      16,022,262       (19,279,516)
                                                                                                    ------------     -------------
Net increase (decrease) in net assets resulting from operations ................................      11,093,565        (9,897,838)
                                                                                                    ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................................................................        (410,485)       (1,201,291)
      Class B ..................................................................................          (8,583)          (39,880)
      Class C ..................................................................................         (30,463)          (90,268)
      Administrator Class ......................................................................      (2,422,722)       (8,219,290)
      Institutional Class ......................................................................              NA                NA
      Investor Class ...........................................................................              NA                NA
                                                                                                    ------------     -------------
Total distributions to shareholders ............................................................      (2,872,253)       (9,550,729)
                                                                                                    ------------     -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................       7,215,447         7,993,713
   Proceeds from redemption fees - Class A .....................................................               0                 0
   Reinvestment of distributions - Class A .....................................................         316,566           946,464
   Cost of shares redeemed - Class A ...........................................................      (5,569,003)      (17,420,695)
                                                                                                    ------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A ...       1,963,010        (8,480,518)
                                                                                                    ------------     -------------
   Proceeds from shares sold - Class B .........................................................          16,627           353,356
   Proceeds from redemption fees - Class B .....................................................               0                 0
   Reinvestment of distributions - Class B .....................................................           7,739            35,070
   Cost of shares redeemed - Class B ...........................................................        (206,709)       (1,334,441)
                                                                                                    ------------     -------------
   Net decrease in net assets resulting from capital share transactions - Class B ..............        (182,343)         (946,015)
                                                                                                    ------------     -------------
   Proceeds from shares sold - Class C .........................................................         784,220           454,616
   Proceeds from redemption fees - Class C .....................................................               0                 0
   Reinvestment of distributions - Class C .....................................................          28,222            83,814
   Cost of shares redeemed - Class C ...........................................................        (190,852)       (1,138,394)
                                                                                                    ------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C ...         621,590          (599,964)
                                                                                                    ------------     -------------
   Proceeds from shares sold - Administrator Class .............................................      41,562,617       119,421,932
   Reinvestment of distributions - Administrator Class .........................................       1,718,572         4,844,535
   Cost of shares redeemed - Administrator Class ...............................................     (85,728,297)     (175,537,564)
                                                                                                    ------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class.......................................................................     (42,447,108)      (51,271,097)
                                                                                                    ------------     -------------
   Proceeds from shares sold - Institutional Class .............................................              NA                NA
   Reinvestment of distributions - Institutional Class .........................................              NA                NA
   Cost of shares redeemed - Institutional Class ...............................................              NA                NA
                                                                                                    ------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class.......................................................................              NA                NA
                                                                                                    ------------     -------------
   Proceeds from shares sold - Investor Class ..................................................              NA                NA
   Reinvestment of distributions - Investor Class ..............................................              NA                NA
   Cost of shares redeemed - Investor Class ....................................................              NA                NA
                                                                                                    ------------     -------------
   Net increase in net assets resulting from capital share transactions - Investor Class .......              NA                NA
                                                                                                    ------------     -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ........     (40,044,851)      (61,297,594)
                                                                                                    ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................     (31,823,539)      (80,746,161)
                                                                                                    ------------     -------------
ENDING NET ASSETS ..............................................................................    $195,351,440     $ 227,174,979
                                                                                                    ------------     -------------
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................    $   (831,151)    $     172,212
                                                                                                    ------------     -------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 59


Statements of Changes in Net Assets

     STRATEGIC INCOME FUND             TOTAL RETURN BOND FUND
-------------------------------  ---------------------------------
     For the                          For the
Six Months Ended      For the    Six Months Ended       For the
November 30, 2009   Year Ended   November 30, 2009    Year Ended
   (Unaudited)     May 31, 2009     (Unaudited)      May 31, 2009
-----------------  ------------  -----------------  --------------

   $22,817,826     $ 36,325,770    $1,699,606,530   $1,446,576,062

     1,028,009        2,123,290        42,005,210       66,503,030
        69,398       (3,962,761)       34,656,902       (2,348,235)
     2,603,768       (1,321,204)       70,543,576       23,808,181
   -----------     ------------    --------------   --------------
     3,701,175       (3,160,675)      147,205,688       87,962,976
   -----------     ------------    --------------   --------------


      (698,638)      (1,485,176)       (7,564,359)      (4,107,511)
      (146,763)        (412,902)         (154,236)        (460,291)
      (183,341)        (225,212)         (303,836)        (252,701)
            NA               NA       (18,222,416)     (40,007,782)
            NA               NA       (13,591,044)     (24,966,966)
            NA               NA          (497,787)        (319,693)
   -----------     ------------    --------------   --------------
    (1,028,742)      (2,123,290)      (40,333,678)     (70,114,944)
   -----------     ------------    --------------   --------------

     5,975,723        4,603,809       380,908,911      219,055,215
             0            2,224                 0                0
       576,997        1,322,341         7,225,455        3,899,286
    (3,692,200)     (12,232,235)      (57,900,517)     (55,475,655)
   -----------     ------------    --------------   --------------
     2,860,520       (6,303,861)      330,233,849      167,478,846
   -----------     ------------    --------------   --------------
       119,025          389,673           159,096        1,245,408
             0            1,226                 0                0
       133,898          374,041           138,258          413,387
    (1,200,039)      (2,546,933)       (1,910,207)      (4,879,297)
   -----------     ------------    --------------   --------------
      (947,116)      (1,781,993)       (1,612,853)      (3,220,502)
   -----------     ------------    --------------   --------------
     3,872,397        1,192,016        14,806,259        7,426,671
             0              560                 0                0
       104,806          160,172           229,548          208,712
      (324,111)      (1,490,873)       (1,358,472)      (1,014,900)
   -----------     ------------    --------------   --------------
     3,653,092         (138,125)       13,677,335        6,620,483
   -----------     ------------    --------------   --------------
            NA               NA       268,480,430      344,581,002
            NA               NA        16,456,053       35,569,612
            NA               NA      (133,732,877)    (435,425,002)
   -----------     ------------    --------------   --------------

            NA               NA       151,203,606      (55,274,388)
   -----------     ------------    --------------   --------------
            NA               NA       137,464,847      388,318,424
            NA               NA        10,096,087       21,752,026
            NA               NA      (161,102,871)    (304,934,619)
   -----------     ------------    --------------   --------------

            NA               NA       (13,541,937)     105,135,831
   -----------     ------------    --------------   --------------
            NA               NA        16,298,698       18,924,099
            NA               NA           481,747          303,986
            NA               NA        (3,781,718)      (4,785,919)
   -----------     ------------    --------------   --------------
            NA               NA        12,998,727       14,442,166
   -----------     ------------    --------------   --------------
     5,566,496       (8,223,979)      492,958,727      235,182,436
   -----------     ------------    --------------   --------------
     8,238,929      (13,507,944)      599,830,737      253,030,468
   -----------     ------------    --------------   --------------
   $31,056,755     $ 22,817,826    $2,299,437,267   $1,699,606,530
   -----------     ------------    --------------   --------------
   $   (23,215)    $    (22,482)   $    2,710,486   $    1,038,954
   -----------     ------------    --------------   --------------

                      60 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                                 STABLE INCOME FUND
                                                                                           -------------------------------
                                                                                                For the
                                                                                           Six Months Ended      For the
                                                                                           November 30, 2009   Year Ended
                                                                                              (Unaudited)     May 31, 2009
                                                                                           -----------------  ------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................................         761,543         840,881
   Shares issued in reinvestment of distributions - Class A .............................          33,492         100,750
   Shares redeemed - Class A ............................................................        (589,837)     (1,819,223)
                                                                                               ----------      ----------
   Net increase (decrease) in shares outstanding - Class A ..............................         205,198        (877,592)
                                                                                               ----------      ----------
   Shares sold - Class B ................................................................           1,754          36,880
   Shares issued in reinvestment of distributions - Class B .............................             819           3,731
   Shares redeemed - Class B ............................................................         (22,027)       (139,686)
                                                                                               ----------      ----------
   Net decrease in shares outstanding - Class B .........................................         (19,454)        (99,075)
                                                                                               ----------      ----------
   Shares sold - Class C ................................................................          83,240          48,892
   Shares issued in reinvestment of distributions - Class C .............................           2,995           8,958
   Shares redeemed - Class C ............................................................         (20,265)       (120,074)
                                                                                               ----------      ----------
   Net increase (decrease) in shares outstanding - Class C ..............................          65,970         (62,224)
                                                                                               ----------      ----------
   Shares sold - Administrator Class ....................................................       4,401,720      12,683,987
   Shares issued in reinvestment of distributions - Administrator Class .................         181,951         516,377
   Shares redeemed - Administrator Class ................................................      (9,028,661)    (18,751,315)
                                                                                               ----------      ----------
   Net increase (decrease) in shares outstanding - Administrator Class ..................      (4,444,990)     (5,550,951)
                                                                                               ----------      ----------
   Shares sold - Institutional Class ....................................................              NA              NA
   Shares issued in reinvestment of distributions - Institutional Class .................              NA              NA
   Shares redeemed - Institutional Class ................................................              NA              NA
                                                                                               ----------      ----------
   Net increase (decrease) in shares outstanding - Institutional Class ..................              NA              NA
                                                                                               ----------      ----------
   Shares sold - Investor Class .........................................................              NA              NA
   Shares issued in reinvestment of distributions - Investor Class ......................              NA              NA
   Shares redeemed - Investor Class .....................................................              NA              NA
                                                                                               ----------      ----------
   Net increase in shares outstanding - Investor Class ..................................              NA              NA
                                                                                               ----------      ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS..      (4,193,276)     (6,589,842)
                                                                                               ==========      ==========

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 61


Statements of Changes in Net Assets

     STRATEGIC INCOME FUND          TOTAL RETURN BOND FUND
-------------------------------  -------------------------------
     For the                          For the
Six Months Ended      For the    Six Months Ended      For the
November 30, 2009   Year Ended   November 30, 2009   Year Ended
   (Unaudited)     May 31, 2009     (Unaudited)     May 31, 2009
-----------------  ------------  -----------------  ------------

     699,349          588,652        29,473,895      17,847,960
      67,097          169,960           556,403         318,451
    (437,302)      (1,512,841)       (4,455,730)     (4,542,169)
     -------         --------        ----------      ----------
     329,144         (754,229)       25,574,568      13,624,242
     -------         --------        ----------      ----------
      14,030           47,588            12,517         101,994
      15,620           48,326            10,684          34,006
    (140,651)        (324,691)         (149,248)       (401,557)
     -------         --------        ----------      ----------
    (111,001)        (228,777)         (126,047)       (265,557)
     -------         --------        ----------      ----------
     455,900          156,207         1,153,204         605,039
      12,163           20,771            17,764          17,214
     (38,012)        (193,838)         (105,500)        (83,917)
     -------         --------        ----------      ----------
     430,051          (16,860)        1,065,468         538,336
     -------         --------        ----------      ----------
          NA               NA        21,141,367      28,662,659
          NA               NA         1,292,538       2,976,417
          NA               NA       (10,602,061)    (36,444,897)
     -------         --------        ----------      ----------
          NA               NA        11,831,844      (4,805,821)
     -------         --------        ----------      ----------
          NA               NA        10,883,744      32,279,951
          NA               NA           793,663       1,820,398
          NA               NA       (12,723,978)    (25,503,561)
     -------         --------        ----------      ----------
          NA               NA        (1,046,571)      8,596,788
     -------         --------        ----------      ----------
          NA               NA         1,289,393       1,569,972
          NA               NA            37,788          25,296
          NA               NA          (298,348)       (399,553)
     -------         --------        ----------      ----------
          NA               NA         1,028,833       1,195,715
     -------         --------        ----------      ----------
     648,194         (999,866)       38,328,095      18,883,703
     =======         ========        ==========      ==========

                      62 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                         Beginning                 Net Realized    Distributions
                                                         Net Asset       Net      and Unrealized      from Net      Distributions
                                                         Value Per   Investment     Gain (Loss)      Investment       from Net
                                                           Share       Income     on Investments       Income      Realized Gains
                                                         ---------   ----------   --------------   -------------   --------------
DIVERSIFIED BOND FUND
Administrator Class
June 1, 2009 to November 30, 2009 (Unaudited) ........     $22.63      0.46            1.57            (0.47)           0.00
June 1, 2008 to May 31, 2009 .........................     $24.18      1.00           (1.13)           (1.01)          (0.41)
June 1, 2007 to May 31, 2008 .........................     $24.51      1.25            0.00(7)         (1.23)          (0.35)
June 1, 2006 to May 31, 2007 .........................     $24.40      1.18            0.29            (1.19)          (0.17)
June 1, 2005 to May 31, 2006 .........................     $25.82      1.08           (1.21)           (1.08)          (0.21)
June 1, 2004 to May 31, 2005 .........................     $25.58      0.92            0.39            (0.92)          (0.15)

INCOME PLUS FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited) ........     $10.82      0.26(8)         0.66            (0.24)           0.00
June 1, 2008 to May 31, 2009 .........................     $10.70      0.42(8)         0.15            (0.45)           0.00
June 1, 2007 to May 31, 2008 .........................     $10.65      0.48(8)         0.08            (0.51)           0.00
June 1, 2006 to May 31, 2007 .........................     $10.49      0.53(8)         0.19            (0.56)           0.00
June 1, 2005 to May 31, 2006 .........................     $10.99      0.47(8)        (0.37)           (0.60)           0.00
June 1, 2004 to May 31, 2005 .........................     $10.84      0.57            0.20            (0.62)           0.00
Class B
June 1, 2009 to November 30, 2009 (Unaudited) ........     $10.82      0.22(8)         0.67            (0.20)           0.00
June 1, 2008 to May 31, 2009 .........................     $10.70      0.35(8)         0.14            (0.37)           0.00
June 1, 2007 to May 31, 2008 .........................     $10.65      0.40(8)         0.08            (0.43)           0.00
June 1, 2006 to May 31, 2007 .........................     $10.49      0.45(8)         0.29            (0.48)           0.00
June 1, 2005 to May 31, 2006 .........................     $10.99      0.39(8)        (0.37)           (0.52)           0.00
June 1, 2004 to May 31, 2005 .........................     $10.84      0.46            0.23            (0.54)           0.00
Class C
June 1, 2009 to November 30, 2009 (Unaudited) ........     $10.82      0.22(8)         0.66            (0.20)           0.00
June 1, 2008 to May 31, 2009 .........................     $10.69      0.35(8)         0.15            (0.37)           0.00
June 1, 2007 to May 31, 2008 .........................     $10.65      0.40(8)         0.07            (0.43)           0.00
June 1, 2006 to May 31, 2007 .........................     $10.49      0.45(8)         0.21            (0.48)           0.00
June 1, 2005 to May 31, 2006 .........................     $10.99      0.39(8)        (0.37)           (0.52)           0.00
June 1, 2004 to May 31, 2005 .........................     $10.84      0.51            0.18            (0.54)           0.00
Institutional Class
June 1, 2009 to November 30, 2009 (Unaudited) ........     $10.82      0.27(8)         0.67            (0.26)           0.00
July 18, 2008(4) to May 31, 2009 .....................     $10.51      0.39(8)         0.36            (0.44)           0.00
Investor Class
June 1, 2009 to November 30, 2009 (Unaudited) ........     $10.82      0.26(8)         0.66            (0.24)           0.00
July 18, 2008(4) to May 31, 2009 .....................     $10.51      0.36(8)         0.36            (0.41)           0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3.) On June 20, 2008, Class Z was renamed to Investor Class.

(4.) Commencement of class operations.

(5.) Includes expenses allocated from the Master Portfolio(s) in which the Fund invests.

(6.) Portfolio turnover rate represents the activity from the Fund's investment in Master Portfolio(s).

(7.) Amount is less than $0.005.

(8.) Calculated based upon average shares outstanding.

(9.) The Fund changed its fiscal year-end from October 31 to May 31.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 63


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
 $24.19          3.92%       1.18%      0.70%(5)     9.06%       89%(6)        $ 47,248
 $22.63          4.36%       1.15%(5)   0.70%(5)    (0.39)%     224%(6)        $ 41,205
 $24.18          4.93%       1.07%(5)   0.70%(5)     5.16%      141%(6)        $ 48,447
 $24.51          4.72%       0.99%(5)   0.70%(5)     6.09%      158%(6)        $ 80,075
 $24.40          4.24%       0.97%(5)   0.70%(5)    (0.53)%     163%(6)        $ 98,574
 $25.82          3.53%       0.91%(5)   0.70%(5)     5.24%       56%(6)        $133,277

 $11.50          4.69%       1.04%      0.90%        8.61%      166%           $117,941
 $10.82          4.01%       1.05%      0.90%        5.52%      455%           $ 94,938
 $10.70          4.50%       1.35%      1.00%        5.37%      245%           $ 43,481
 $10.65          4.96%       1.34%      1.00%        7.04%      205%           $ 37,526
 $10.49          4.38%       1.29%      1.00%        0.97%      171%           $ 38,995
 $10.99          5.48%       1.25%      0.58%        7.27%      132%           $ 42,676

 $11.51          3.85%       1.79%      1.65%        8.27%      166%           $  2,887
 $10.82          3.30%       1.80%      1.65%        4.69%      455%           $  3,937
 $10.70          3.75%       2.10%      1.75%        4.58%      245%           $  7,067
 $10.65          4.24%       2.09%      1.75%        6.24%      205%           $ 10,682
 $10.49          3.61%       2.04%      1.75%        0.21%      171%           $ 14,833
 $10.99          4.76%       2.00%      1.32%        6.47%      132%           $ 20,165

 $11.50          3.87%       1.79%      1.65%        8.21%      166%           $ 10,478
 $10.82          3.32%       1.80%      1.65%        4.85%      455%           $  7,242
 $10.69          3.75%       2.10%      1.75%        4.50%      245%           $  4,870
 $10.65          4.23%       2.09%      1.75%        6.24%      205%           $  4,633
 $10.49          3.63%       2.04%      1.75%        0.21%      171%           $  5,581
 $10.99          4.74%       2.00%      1.32%        6.47%      132%           $  6,451

 $11.50          4.90%       0.69%      0.61%        8.77%      166%           $106,408
 $10.82          4.29%       0.69%      0.61%        7.29%      455%           $ 97,574

 $11.50          4.57%       1.07%      0.94%        8.59%      166%           $188,398
 $10.82          3.94%       1.08%      0.94%        6.99%      455%           $177,010

                      64 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                   Beginning                Net Realized   Distributions
                                                   Net Asset       Net     and Unrealized     from Net    Distributions
                                                   Value Per   Investment   Gain (Loss)      Investment      from Net
                                                     Share       Income    on Investments      Income     Realized Gains
                                                   ----------  ----------  --------------  -------------  --------------
INFLATION-PROTECTED BOND FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited) ..     $ 9.76      0.19            0.54           (0.06)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.22      0.07           (0.25)          (0.19)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.62      0.54            0.62           (0.56)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.60      0.40           (0.04)          (0.34)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.45      0.42(8)        (0.63)          (0.46)       (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.04      0.37            0.43           (0.33)       (0.06)
Class B
June 1, 2009 to November 30, 2009 (Unaudited) ..     $ 9.71      0.18            0.50           (0.04)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.20      0.03           (0.29)          (0.14)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.60      0.48            0.61           (0.49)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.58      0.34           (0.06)          (0.26)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.42      0.35(8)        (0.63)          (0.38)       (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.03      0.31            0.40           (0.26)       (0.06)
Class C
June 1, 2009 to November 30, 2009 (Unaudited) ..     $ 9.72      0.15            0.54           (0.04)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.20      0.01           (0.26)          (0.14)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.61      0.45            0.63           (0.49)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.58      0.35           (0.06)          (0.26)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.43      0.35(8)        (0.63)          (0.39)       (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.04      0.31            0.40           (0.26)       (0.06)
Administrator Class
June 1, 2009 to November 30, 2009 (Unaudited) ..     $ 9.75      0.21            0.54           (0.07)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.21      0.12           (0.28)          (0.21)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.60      0.59            0.61           (0.59)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.58      0.44           (0.06)          (0.36)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.43      0.44(8)        (0.63)          (0.48)       (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.03      0.39            0.43           (0.36)       (0.06)
SHORT DURATION GOVERNMENT BOND FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited) ..     $10.30      0.13(8)         0.16           (0.14)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.01      0.37            0.32           (0.40)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.85      0.40            0.18           (0.42)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.81      0.39            0.06           (0.41)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.01      0.33(8)        (0.18)          (0.35)        0.00
June 1, 2004 to May 31, 2005 ...................     $10.13      0.27           (0.09)          (0.30)        0.00
Class B
June 1, 2009 to November 30, 2009 (Unaudited) ..     $10.31      0.09(8)         0.16           (0.10)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.01      0.30            0.32           (0.32)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.86      0.33            0.16           (0.34)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.81      0.33            0.06           (0.34)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.02      0.25(8)        (0.19)          (0.27)        0.00
June 1, 2004 to May 31, 2005 ...................     $10.13      0.19           (0.08)          (0.22)        0.00
Class C ........................................
June 1, 2009 to November 30, 2009 (Unaudited)        $10.32      0.08(8)         0.17           (0.10)        0.00
June 1, 2008 to May 31, 2009 ...................     $10.02      0.34            0.28           (0.32)        0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.87      0.31            0.18           (0.34)        0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.82      0.30            0.09           (0.34)        0.00
June 1, 2005 to May 31, 2006 ...................     $10.03      0.25(8)        (0.19)          (0.27)        0.00
June 1, 2004 to May 31, 2005 ...................     $10.14      0.14           (0.03)          (0.22)        0.00

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 65


Financial Highlights

                           Ratio to Average Net Assets
             Ending              (Annualized)
           Net Asset  ----------------------------------             Portfolio   Net Assets at
Return of  Value Per  Net Investment    Gross      Net     Total     Turnover   End of Period
 Capital     Share        Income      Expenses  Expenses  Return(1)   Rate(2)   (000's omitted)
---------  ---------  --------------  --------  --------  ---------  ---------  ---------------
  0.00       $10.43         3.93%     0.95%     0.85%(5)    7.50%       12%(6)     $ 36,636
 (0.09)      $ 9.76         0.66%     0.95%(5)  0.83%(5)   (1.68)%      53%(6)     $ 31,826
  0.00       $10.22         5.52%     1.23%(5)  0.85%(5)   12.34%       40%(6)     $ 24,982
  0.00       $ 9.62         3.89%     1.05%(5)  0.85%(5)    3.74%       37%(6)     $ 21,115
  0.00       $ 9.60         4.18%     1.22%(5)  0.85%(5)   (2.11)%      47%(6)     $ 27,726
  0.00       $10.45         3.63%     1.23%(5)  0.86%(5)    8.12%      425%(6)     $ 28,437

  0.00       $10.35         3.30%     1.73%     1.60%(5)    7.03%       12%(6)     $  4,572
 (0.09)      $ 9.71         0.42%     1.72%(5)  1.59%(5)   (2.51)%      53%(6)     $  5,255
  0.00       $10.20         4.61%     1.98%(5)  1.60%(5)   11.53%       40%(6)     $  7,365
  0.00       $ 9.60         3.27%     1.80%(5)  1.60%(5)    2.97%       37%(6)     $  7,321
  0.00       $ 9.58         3.50%     1.97%(5)  1.60%(5)   (2.76)%      47%(6)     $ 10,149
  0.00       $10.42         2.99%     1.99%(5)  1.60%(5)    7.13%      425%(6)     $ 12,168

  0.00       $10.37         3.19%     1.73%     1.60%(5)    7.12%       12%(6)     $ 11,601
 (0.09)      $ 9.72         0.18%     1.69%(5)  1.59%(5)   (2.41)%      53%(6)     $ 10,237
  0.00       $10.20         4.78%     1.98%(5)  1.60%(5)   11.41%       40%(6)     $  9,913
  0.00       $ 9.61         3.27%     1.80%(5)  1.60%(5)    3.08%       37%(6)     $  7,202
  0.00       $ 9.58         3.50%     1.97%(5)  1.60%(5)   (2.85)%      47%(6)     $ 10,248
  0.00       $10.43         3.00%     1.99%(5)  1.60%(5)    7.12%      425%(6)     $ 13,873

  0.00       $10.43         4.19%     0.90%     0.60%(5)    7.67%       12%(6)     $ 33,682
 (0.09)      $ 9.75         0.70%     0.88%(5)  0.60%(5)   (1.53)%      53%(6)     $ 27,428
  0.00       $10.21         5.43%     1.06%(5)  0.60%(5)   12.74%       40%(6)     $ 14,926
  0.00       $ 9.60         3.76%     0.87%(5)  0.60%(5)    3.99%       37%(6)     $ 16,527
  0.00       $ 9.58         4.37%     1.04%(5)  0.60%(5)   (1.88)%      47%(6)     $ 63,869
  0.00       $10.43         4.11%     0.93%(5)  0.60%(5)    8.30%      425%(6)     $ 53,237


  0.00       $10.45         2.42%     0.90%     0.85%       2.86%      252%        $170,716
  0.00       $10.30         3.61%     0.94%     0.85%       7.05%      277%        $105,430
  0.00       $10.01         4.02%     1.11%     0.85%       5.95%      210%        $ 66,495
  0.00       $ 9.85         4.04%     1.10%     0.85%       4.69%      493%        $ 77,602
  0.00       $ 9.81         3.30%     1.08%     0.85%       1.51%      316%        $ 77,886
  0.00       $10.01         2.44%     1.28%     0.86%       1.79%      272%        $ 94,059

  0.00       $10.46         1.81%     1.67%     1.60%       2.47%      252%        $  3,147
  0.00       $10.31         2.90%     1.69%     1.60%       6.36%      277%        $  4,779
  0.00       $10.01         3.29%     1.86%     1.60%       5.06%      210%        $  7,260
  0.00       $ 9.86         3.29%     1.85%     1.60%       4.01%      493%        $ 12,230
  0.00       $ 9.81         2.55%     1.83%     1.60%       0.66%      316%        $ 18,338
  0.00       $10.02         1.74%     2.02%     1.61%       1.13%      272%        $ 27,078

  0.00       $10.47         1.59%     1.66%     1.60%       2.46%      252%        $ 46,040
  0.00       $10.32         2.82%     1.69%     1.60%       6.34%      277%        $ 18,009
  0.00       $10.02         3.28%     1.86%     1.60%       5.06%      210%        $  7,087
  0.00       $ 9.87         3.29%     1.85%     1.60%       4.01%      493%        $  8,440
  0.00       $ 9.82         2.54%     1.83%     1.60%       0.66%      316%        $ 11,540
  0.00       $10.03         1.59%     2.04%     1.62%       1.13%      272%        $ 19,553

                      66 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                 Beginning               Net Realized   Distributions
                                                 Net Asset      Net     and Unrealized     from Net    Distributions
                                                   Value    Investment   Gain (Loss)      Investment      from Net
                                                 Per Share     Income   on Investments      Income     Realized Gains
                                                 ---------  ----------  --------------  -------------  --------------
SHORT DURATION GOVERNMENT BOND FUND (continued)
Administrator Class
June 1, 2009 to November 30, 2009 (Unaudited)..    $10.32      0.14(8)       0.17           (0.16)          0.00
June 1, 2008 to May 31, 2009 ..................    $10.02      0.39          0.33           (0.42)          0.00
June 1, 2007 to May 31, 2008 ..................    $ 9.86      0.42          0.18           (0.44)          0.00
June 1, 2006 to May 31, 2007 ..................    $ 9.82      0.42          0.06           (0.44)          0.00
June 1, 2005 to May 31, 2006 ..................    $10.03      0.35(8)      (0.19)          (0.37)          0.00
June 1, 2004 to May 31, 2005 ..................    $10.14      0.29         (0.07)          (0.33)          0.00
Institutional Class
June 1, 2009 to November 30, 2009 (Unaudited)..    $10.32      0.15(8)       0.17           (0.17)          0.00
June 1, 2008 to May 31, 2009 ..................    $10.02      0.41          0.33           (0.44)          0.00
June 1, 2007 to May 31, 2008 ..................    $ 9.86      0.44          0.18           (0.46)          0.00
June 1, 2006 to May 31, 2007 ..................    $ 9.82      0.44          0.06           (0.46)          0.00
June 1, 2005 to May 31, 2006 ..................    $10.03      0.38(8)      (0.20)          (0.39)          0.00
April 8, 2005(4) to May 31, 2005 ..............    $10.00      0.05          0.03           (0.05)          0.00
STABLE INCOME FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited)..    $ 9.25      0.06(8)       0.39           (0.11)          0.00
June 1, 2008 to May 31, 2009 ..................    $ 9.89      0.32         (0.64)          (0.32)          0.00
June 1, 2007 to May 31, 2008 ..................    $10.27      0.42         (0.38)          (0.42)          0.00
June 1, 2006 to May 31, 2007 ..................    $10.23      0.43          0.05           (0.44)          0.00
June 1, 2005 to May 31, 2006 ..................    $10.38      0.40(8)      (0.15)          (0.40)          0.00
June 1, 2004 to May 31, 2005 ..................    $10.33      0.16          0.03           (0.14)          0.00
Class B
June 1, 2009 to November 30, 2009 (Unaudited)..    $ 9.25      0.03(8)       0.39           (0.08)          0.00
June 1, 2008 to May 31, 2009 ..................    $ 9.88      0.25         (0.63)          (0.25)          0.00
June 1, 2007 to May 31, 2008 ..................    $10.26      0.34         (0.38)          (0.34)          0.00
June 1, 2006 to May 31, 2007 ..................    $10.22      0.34          0.06           (0.36)          0.00
June 1, 2005 to May 31, 2006 ..................    $10.37      0.32(8)      (0.15)          (0.32)          0.00
June 1, 2004 to May 31, 2005 ..................    $10.32      0.08          0.03           (0.06)          0.00
Class C
June 1, 2009 to November 30, 2009 (Unaudited)..    $ 9.22      0.02(8)       0.40           (0.08)          0.00
June 1, 2008 to May 31, 2009 ..................    $ 9.85      0.23         (0.61)          (0.25)          0.00
June 1, 2007 to May 31, 2008 ..................    $10.24      0.34         (0.39)          (0.34)          0.00
June 1, 2006 to May 31, 2007 ..................    $10.20      0.36          0.05           (0.37)          0.00
June 1, 2005 to May 31, 2006 ..................    $10.35      0.32(8)      (0.15)          (0.32)          0.00
June 1, 2004 to May 31, 2005 ..................    $10.30      0.07          0.04           (0.06)          0.00
Administrator Class
June 1, 2009 to November 30, 2009 (Unaudited)..    $ 9.25      0.08(8)       0.38           (0.12)          0.00
June 1, 2008 to May 31, 2009 ..................    $ 9.88      0.34         (0.63)          (0.34)          0.00
June 1, 2007 to May 31, 2008 ..................    $10.27      0.44         (0.39)          (0.44)          0.00
June 1, 2006 to May 31, 2007 ..................    $10.23      0.45          0.05           (0.46)          0.00
June 1, 2005 to May 31, 2006 ..................    $10.38      0.42(8)      (0.15)          (0.42)          0.00
June 1, 2004 to May 31, 2005 ..................    $10.33      0.20          0.02           (0.17)          0.00
STRATEGIC INCOME FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited)..    $ 8.04      0.34          0.87           (0.34)          0.00
June 1, 2008 to May 31, 2009 ..................    $ 9.46      0.72         (1.42)          (0.72)          0.00
June 1, 2007 to May 31, 2008 ..................    $10.62      0.68         (1.00)          (0.68)         (0.16)
June 1, 2006 to May 31, 2007 ..................    $10.18      0.67          0.50           (0.67)         (0.06)
June 1, 2005 to May 31, 2006 ..................    $10.23      0.67          0.14           (0.67)         (0.19)
November 1, 2004 to May 31, 2005(9) ...........    $10.41      0.37         (0.18)          (0.37)          0.00
November 1, 2003 to October 31, 2004 ..........    $ 9.90      0.71          0.51           (0.71)          0.00

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 67


Financial Highlights

                     Ratio to Average
 Ending         Net Assets (Annualized)
Net Asset  ----------------------------------             Portfolio   Net Assets at
Value Per  Net Investment   Gross      Net       Total     Turnover   End of Period
  Share        Income      Expenses  Expenses  Return(1)    Rate(2)  (000's omitted)
---------  --------------  --------  --------  ---------  ---------  ---------------
 $10.47          2.71%     0.81%     0.60%       2.99%     252%         $459,514
 $10.32          3.89%     0.84%     0.60%       7.42%     277%         $356,409
 $10.02          4.26%     0.93%     0.60%       6.21%     210%         $246,592
 $ 9.86          4.28%     0.92%     0.60%       4.95%     493%         $310,530
 $ 9.82          3.55%     0.90%     0.60%       1.67%     316%         $401,837
 $10.03          2.66%     0.98%     0.60%       2.16%     272%         $444,331

 $10.47          2.88%     0.57%     0.42%       3.08%     252%         $426,293
 $10.32          4.02%     0.59%     0.42%       7.61%     277%         $248,124
 $10.02          4.42%     0.67%     0.42%       6.40%     210%         $ 87,784
 $ 9.86          4.48%     0.65%     0.42%       5.13%     493%         $ 55,973
 $ 9.82          3.89%     0.63%     0.42%       1.85%     316%         $ 27,172
 $10.03          3.35%     0.76%     0.43%       0.91%     272%         $     10


 $ 9.59          1.28%     0.93%     0.85%(5)    4.71%       5%(6)      $ 36,139
 $ 9.25          3.30%     0.94%(5)  0.85%(5)   (3.24)%      7%(6)      $ 32,958
 $ 9.89          4.14%     0.96%(5)  0.85%(5)    0.35%      22%(6)      $ 43,897
 $10.27          4.18%     1.00%(5)  0.85%(5)    4.80%      21%(6)      $ 48,629
 $10.23          3.83%     1.06%(5)  0.87%(5)    2.47%      23%(6)      $ 64,827
 $10.38          1.48%     1.00%(5)  0.90%(5)    1.87%      43%(6)      $ 83,406

 $ 9.59          0.60%     1.68%     1.60%(5)    4.39%       5%(6)      $  1,021
 $ 9.25          2.57%     1.69%(5)  1.60%(5)   (3.90)%      7%(6)      $  1,164
 $ 9.88          3.40%     1.71%(5)  1.60%(5)   (0.42)%     22%(6)      $  2,222
 $10.26          3.40%     1.75%(5)  1.60%(5)    3.98%      21%(6)      $  4,389
 $10.22          3.06%     1.81%(5)  1.62%(5)    1.69%      23%(6)      $ 11,519
 $10.37          0.75%     1.75%(5)  1.65%(5)    1.00%      43%(6)      $ 20,970

 $ 9.56          0.46%     1.68%     1.60%(5)    4.34%       5%(6)      $  3,966
 $ 9.22          2.55%     1.68%(5)  1.60%(5)   (3.89)%      7%(6)      $  3,216
 $ 9.85          3.37%     1.71%(5)  1.60%(5)   (0.49)%     22%(6)      $  4,049
 $10.24          3.43%     1.75%(5)  1.60%(5)    4.03%      21%(6)      $  3,935
 $10.20          3.07%     1.81%(5)  1.62%(5)    1.70%      23%(6)      $  4,355
 $10.35          0.74%     1.75%(5)  1.65%(5)    1.10%      43%(6)      $  7,137

 $ 9.59          1.75%     0.85%     0.65%(5)    4.82%       5%(6)      $154,225
 $ 9.25          3.51%     0.86%(5)  0.65%(5)   (2.95)%      7%(6)      $189,837
 $ 9.88          4.34%     0.78%(5)  0.65%(5)    0.45%      22%(6)      $257,752
 $10.27          4.38%     0.81%(5)  0.65%(5)    5.01%      21%(6)      $312,988
 $10.23          4.08%     0.88%(5)  0.65%(5)    2.70%      23%(6)      $366,798
 $10.38          1.76%     0.68%(5)  0.65%(5)    2.14%      43%(6)      $356,223


 $ 8.91          7.91%     1.48%     1.10%      15.28%      33%         $ 20,134
 $ 8.04          8.92%     1.49%     1.10%      (6.75)%     41%         $ 15,519
 $ 9.46          6.93%     1.43%     1.10%      (3.01)%     63%         $ 25,406
 $10.62          6.43%     1.39%     1.10%      11.97%      79%         $ 33,921
 $10.18          6.53%     1.61%     1.10%       8.18%      89%         $ 19,858
 $10.23          5.97%     1.57%     1.09%       1.79%      76%         $ 13,254
 $10.41          6.95%     1.52%     1.12%      12.70%     141%         $ 13,786

                      68 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                     Beginning                 Net Realized    Distributions
                                                     Net Asset       Net      and Unrealized      from Net      Distributions
                                                     Value Per   Investment     Gain (Loss)      Investment       from Net
                                                       Share       Income     on Investments       Income      Realized Gains
                                                     ---------   ----------   --------------   -------------   --------------
STRATEGIC INCOME FUND (continued)
Class B
June 1, 2009 to November 30, 2009 (Unaudited) ....     $ 8.04       0.30           0.88            (0.31)           0.00
June 1, 2008 to May 31, 2009 .....................     $ 9.47       0.66          (1.43)           (0.66)           0.00
June 1, 2007 to May 31, 2008 .....................     $10.63       0.61          (1.00)           (0.61)          (0.16)
June 1, 2006 to May 31, 2007 .....................     $10.18       0.59           0.51            (0.59)          (0.06)
June 1, 2005 to May 31, 2006 .....................     $10.23       0.59           0.14            (0.59)          (0.19)
November 1, 2004 to May 31, 2005(9) ..............     $10.42       0.30          (0.19)           (0.30)           0.00
November 1, 2003 to October 31, 2004 .............     $ 9.90       0.59           0.52            (0.59)           0.00
Class C
June 1, 2009 to November 30, 2009 (Unaudited) ....     $ 8.02       0.32           0.86            (0.31)           0.00
June 1, 2008 to May 31, 2009 .....................     $ 9.45       0.66          (1.43)           (0.66)           0.00
June 1, 2007 to May 31, 2008 .....................     $10.61       0.61          (1.00)           (0.61)          (0.16)
June 1, 2006 to May 31, 2007 .....................     $10.17       0.59           0.50            (0.59)          (0.06)
June 1, 2005 to May 31, 2006 .....................     $10.21       0.59           0.15            (0.59)          (0.19)
November 1, 2004 to May 31, 2005(9) ..............     $10.40       0.31          (0.19)           (0.31)           0.00
November 1, 2003 to October 31, 2004 .............     $ 9.89       0.59           0.51            (0.59)           0.00
TOTAL RETURN BOND FUND

Class A
June 1, 2009 to November 30, 2009 (Unaudited) ....     $12.52       0.27           0.69            (0.26)           0.00
June 1, 2008 to May 31, 2009 .....................     $12.37       0.56           0.17            (0.58)           0.00
June 1, 2007 to May 31, 2008 .....................     $12.20       0.56           0.18            (0.57)           0.00
June 1, 2006 to May 31, 2007 .....................     $12.02       0.56           0.18            (0.56)           0.00
June 1, 2005 to May 31, 2006 .....................     $12.62       0.49          (0.60)           (0.49)           0.00
June 1, 2004 to May 31, 2005 .....................     $12.32       0.42           0.34            (0.43)          (0.03)
Class B
June 1, 2009 to November 30, 2009 (Unaudited) ....     $12.53       0.22           0.69            (0.21)           0.00
June 1, 2008 to May 31, 2009 .....................     $12.38       0.45           0.19            (0.49)           0.00
June 1, 2007 to May 31, 2008 .....................     $12.21       0.48           0.17            (0.48)           0.00
June 1, 2006 to May 31, 2007 .....................     $12.03       0.46           0.18            (0.46)           0.00
June 1, 2005 to May 31, 2006 .....................     $12.63       0.40          (0.60)           (0.40)           0.00
June 1, 2004 to May 31, 2005 .....................     $12.33       0.32           0.34            (0.33)          (0.03)
Class C
June 1, 2009 to November 30, 2009 (Unaudited) ....     $12.46       0.21           0.70            (0.21)           0.00
June 1, 2008 to May 31, 2009 .....................     $12.31       0.46           0.18            (0.49)           0.00
June 1, 2007 to May 31, 2008 .....................     $12.14       0.47           0.17            (0.47)           0.00
June 1, 2006 to May 31, 2007 .....................     $11.96       0.46           0.18            (0.46)           0.00
June 1, 2005 to May 31, 2006 .....................     $12.57       0.39          (0.61)           (0.39)           0.00
June 1, 2004 to May 31, 2005 .....................     $12.26       0.32           0.35            (0.33)          (0.03)
Administrator Class
June 1, 2009 to November 30, 2009 (Unaudited) ....     $12.31       0.27           0.68            (0.26)           0.00
June 1, 2008 to May 31, 2009 .....................     $12.16       0.56           0.18            (0.59)           0.00
June 1, 2007 to May 31, 2008 .....................     $11.99       0.57           0.18            (0.58)           0.00
June 1, 2006 to May 31, 2007 .....................     $11.81       0.57           0.18            (0.57)           0.00
June 1, 2005 to May 31, 2006 .....................     $12.41       0.51          (0.60)           (0.51)           0.00
June 1, 2004 to May 31, 2005 .....................     $12.11       0.44           0.34            (0.45)          (0.03)
Institutional Class
June 1, 2009 to November 30, 2009 (Unaudited) ....     $12.30       0.29           0.68            (0.28)           0.00
June 1, 2008 to May 31, 2009 .....................     $12.15       0.59           0.18            (0.62)           0.00
June 1, 2007 to May 31, 2008 .....................     $11.98       0.61           0.18            (0.62)           0.00
June 1, 2006 to May 31, 2007 .....................     $11.81       0.59           0.18            (0.60)           0.00
June 1, 2005 to May 31, 2006 .....................     $12.40       0.54          (0.59)           (0.54)           0.00
June 1, 2004 to May 31, 2005 .....................     $12.11       0.48           0.33            (0.49)          (0.03)
Investor Class
June 1, 2009 to November 30, 2009 (Unaudited) ....     $12.30       0.29           0.65            (0.25)           0.00
June 1, 2008 to May 31, 2009(3) ..................     $12.15       0.55           0.17            (0.57)           0.00
June 1, 2007 to May 31, 2008(3) ..................     $11.99       0.55           0.16            (0.55)           0.00
June 1, 2006 to May 31, 2007(3) ..................     $11.81       0.54           0.18            (0.54)           0.00
June 1, 2005 to May 31, 2006(3) ..................     $12.41       0.46          (0.59)           (0.47)           0.00
April 8, 2005(4) to May 31, 2005(3) ..............     $12.19       0.06           0.22            (0.06)           0.00

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 69


Financial Highlights

                 Ratio to Average Net Assets
  Ending              (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total     Turnover     End of Period
  Share         Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 8.91         7.25%       2.24%      1.85%       14.86%       33%         $    3,727
  $ 8.04         8.23%       2.23%      1.85%       (7.54)%      41%         $    4,255
  $ 9.47         6.19%       2.18%      1.85%       (3.71)%      63%         $    7,174
  $10.63         5.73%       2.15%      1.85%       11.25%       79%         $   10,188
  $10.18         5.78%       2.36%      1.85%        7.38%       89%         $    9,554
  $10.23         4.90%       2.31%      2.17%        1.05%       76%         $   10,062
  $10.42         5.82%       2.30%      2.26%       11.55%      141%         $   10,076

  $ 8.89         7.05%       2.22%      1.85%       14.88%       33%         $    7,196
  $ 8.02         8.25%       2.23%      1.85%       (7.58)%      41%         $    3,044
  $ 9.45         6.19%       2.17%      1.85%       (3.73)%      63%         $    3,745
  $10.61         5.69%       2.14%      1.85%       11.15%       79%         $    5,513
  $10.17         5.77%       2.36%      1.85%        7.49%       89%         $    3,356
  $10.21         4.99%       2.20%      2.07%        1.11%       76%         $    3,822
  $10.40         5.81%       2.34%      2.31%       11.40%      141%         $    4,834

  $13.22         4.09%       0.83%      0.82%(5)     7.70%      292%(6)      $  588,713
  $12.52         4.30%       0.89%(5)   0.85%(5)     6.16%      633%(6)      $  237,191
  $12.37         4.49%       0.99%(5)   0.90%(5)     6.15%      572%(6)      $   65,825
  $12.20         4.51%       0.99%(5)   0.90%(5)     6.20%      665%(6)      $   62,004
  $12.02         3.88%       1.03%(5)   0.90%(5)    (0.91)%     704%(6)      $   69,066
  $12.62         3.30%       1.12%(5)   0.90%(5)     6.19%      767%(6)      $   84,188

  $13.23         3.41%       1.58%      1.58%(5)     7.38%      292%(6)      $    8,982
  $12.53         3.77%       1.65%(5)   1.60%(5)     5.38%      633%(6)      $   10,082
  $12.38         3.69%       1.75%(5)   1.65%(5)     5.36%      572%(6)      $   13,248
  $12.21         3.77%       1.74%(5)   1.65%(5)     5.41%      665%(6)      $   16,827
  $12.03         3.13%       1.78%(5)   1.65%(5)    (1.65)%     704%(6)      $   21,356
  $12.63         2.57%       1.86%(5)   1.65%(5)     5.39%      767%(6)      $   27,681

  $13.16         3.34%       1.58%      1.57%(5)     7.33%      292%(6)      $   27,131
  $12.46         3.67%       1.64%(5)   1.60%(5)     5.38%      633%(6)      $   12,410
  $12.31         3.78%       1.74%(5)   1.65%(5)     5.37%      572%(6)      $    5,632
  $12.14         3.77%       1.74%(5)   1.65%(5)     5.42%      665%(6)      $    6,313
  $11.96         3.14%       1.78%(5)   1.65%(5)    (1.75)%     704%(6)      $    7,827
  $12.57         2.57%       1.87%(5)   1.65%(5)     5.52%      767%(6)      $    9,823

  $13.00         4.23%       0.75%      0.70%(5)     7.79%      292%(6)      $1,016,751
  $12.31         4.65%       0.82%(5)   0.70%(5)     6.35%      633%(6)      $  816,927
  $12.16         4.72%       0.82%(5)   0.70%(5)     6.38%      572%(6)      $  865,453
  $11.99         4.71%       0.81%(5)   0.70%(5)     6.44%      665%(6)      $  925,385
  $11.81         4.12%       0.85%(5)   0.70%(5)    (0.78)%     704%(6)      $  783,354
  $12.41         3.58%       0.94%(5)   0.70%(5)     6.53%      767%(6)      $  720,935

  $12.99         4.58%       0.48%      0.42%(5)     8.03%      292%(6)      $  625,474
  $12.30         4.91%       0.55%(5)   0.42%(5)     6.65%      633%(6)      $  604,992
  $12.15         4.97%       0.55%(5)   0.42%(5)     6.68%      572%(6)      $  493,165
  $11.98         5.00%       0.54%(5)   0.42%(5)     6.65%      665%(6)      $  459,619
  $11.81         4.43%       0.58%(5)   0.42%(5)    (0.42)%     704%(6)      $  341,620
  $12.40         3.87%       0.68%(5)   0.42%(5)     6.74%      767%(6)      $  248,414

  $12.99         4.68%       0.88%      0.88%(5)     7.78%      292%(6)      $   32,387
  $12.30         4.36%       0.95%(5)   0.90%(5)     6.15%      633%(6)      $   18,005
  $12.15         4.29%       1.15%(5)   0.95%(5)     6.04%      572%(6)      $    3,254
  $11.99         4.44%       1.15%(5)   0.95%(5)     6.17%      665%(6)      $    4,289
  $11.81         3.74%       1.19%(5)   0.95%(5)    (1.03)%     704%(6)      $    6,578
  $12.41         3.42%       1.23%(5)   0.95%(5)     2.31%      767%(6)      $   29,204

                      70 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Diversified Bond Fund ("Diversified Bond Fund"), Wells Fargo Advantage Income Plus Fund ("Income Plus Fund"), Wells Fargo Advantage Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), Wells Fargo Advantage Short Duration Government Bond Fund ("Short Duration Government Bond Fund"), Wells Fargo Advantage Stable Income Fund ("Stable Income Fund"), Wells Fargo Advantage Strategic Income Fund ("Strategic Income Fund") and Wells Fargo Advantage Total Return Bond Fund ("Total Return Bond Fund"), (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund, and Total Return Bond Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of Master Portfolios for the six months ended November 30, 2009 are included in this report and should be read in conjunction with each Fund's financial statements. As of November 30, 2009, these Funds own the following percentages of the Master Portfolio(s):

                                     DIVERSIFIED   INFLATION-PROTECTED      STABLE     TOTAL RETURN
                                      BOND FUND         BOND FUND        INCOME FUND     BOND FUND
                                     -----------   -------------------   -----------   ------------
INFLATION-PROTECTED BOND PORTFOLIO         3%               58%               NA            NA
MANAGED FIXED INCOME PORTFOLIO             7%               NA                NA            NA
STABLE INCOME PORTFOLIO                   NA                NA                63%           NA
TOTAL RETURN BOND PORTFOLIO                0%*              NA                NA            88%

*    Percentage is less than 0.5.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 29, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

                     Wells Fargo Advantage Income Funds 71


Notes to Financial Statements

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in the this report.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not

                      72 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended November 30, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2009, are shown on the Statements of Assets and Liabilities.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

                      Wells Fargo Advantage Income Funds 73


Notes to Financial Statements

As of November 30, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                      Defaulted/Impaired SIVs
                                              ($Value)          % of Net Assets
                                      -----------------------   ---------------
INCOME PLUS FUND                             3,038,025                0.71
SHORT DURATION GOVERNMENT BOND FUND          1,433,430                0.13
STRATEGIC INCOME FUND                           58,589                0.19

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Porfolio are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of Inflation-Protected Bond Fund, Short Duration Government Bond Fund, Strategic Income Fund and Total Return Bond Fund, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

                      74 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                                           Expiration
                                -----------------------------------------------------------------------------------------------
                                   2010        2011       2012       2013        2014         2015         2016         2017
                                ----------   --------   --------   --------   ----------   ----------   ----------   ----------
INCOME PLUS FUND                $1,602,869   $484,626   $      0   $210,712   $1,422,930   $  836,942   $3,941,771   $        0
INFLATION-PROTECTED BOND FUND            0          0          0          0            0    2,705,798    1,003,933      605,645
SHORT DURATION GOVERNMENT
BOND FUND                                0          0          0          0            0    3,454,237    6,050,378            0
STABLE INCOME FUND                       0          0    640,535    327,692    1,232,465      394,153            0            0
STRATEGIC INCOME FUND                    0          0          0          0            0            0       95,150    3,285,888

At May 31, 2009, the deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                  Deferred
                                Post-October
                                Capital Loss
                                ------------
DIVERSIFIED  BOND FUND           $  339,822
INCOME PLUS FUND                  1,959,637
INFLATION-PROTECTED BOND FUND       651,369
STABLE INCOME FUND                    1,382
STRATEGIC INCOME FUND             2,565,272
TOTAL RETURN BOND FUND            6,973,259

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

                      Wells Fargo Advantage Income Funds 75


Notes to Financial Statements

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                               Significant
                                                                  Other        Significant
                                                 Quoted        Observable     Unobservable
                                                 Prices          Inputs          Inputs
INVESTMENTS IN SECURITIES                       (Level 1)       (Level 2)       (Level 3)         Total
-------------------------                     ------------   --------------   ------------   --------------
DIVERSIFIED BOND FUND
   Investments in affiliated Master
      Portfolio(s)                            $          0   $   47,115,137   $         0    $   47,115,137
INCOME PLUS FUND
   Asset-backed securities                    $          0   $   11,085,360   $         0    $   11,085,360
   Collateralized mortgage obligations                   0       47,136,896             0        47,136,896
   Corporate debt securities                             0      171,532,808     3,119,015       174,651,823
   Debt securities issued by U.S.
      Treasury and U.S. government agencies    100,171,773      145,678,707             0       245,850,480
   Debt securities issued by states in the
      U.S. and its political subdivisions                0       11,111,142             0        11,111,142
   Short-term investments                       76,403,573       11,580,402             0        87,983,975
                                              ------------   --------------   -----------    --------------
                                              $176,575,346   $  398,125,315   $ 3,119,015    $  577,819,676
                                              ------------   --------------   -----------    --------------
INFLATION-PROTECTED BOND FUND
   Investments in affiliated Master
      Portfolio(s)                            $          0   $   86,792,832   $         0    $   86,792,832
                                              ------------   --------------   -----------    --------------
SHORT DURATION GOVERNMENT BOND FUND
   Asset-backed securities                    $          0   $   49,258,500   $         0    $   49,258,500
   Collateralized mortgage obligations                   0      121,596,794             0       121,596,794
   Corporate debt securities                             0      280,369,414     1,433,430       281,802,844
   Debt securities issued by U.S.
      Treasury and U.S. government agencies    521,016,132      354,191,771    28,391,401       903,599,304
   Debt securities issued by states in the
      U.S. and its political subdivisions                0       64,138,763             0        64,138,763
   Short-term investments                      120,894,780       76,736,803             0       197,631,583
                                              ------------   --------------   -----------    --------------
                                              $641,910,912   $  946,292,045   $29,824,831    $1,618,027,788
                                              ------------   --------------   -----------    --------------
STABLE INCOME FUND
   Investments in affiliated Master
      Portfolio(s)                            $          0   $  195,736,823   $         0    $  195,736,823
                                              ------------   --------------   -----------    --------------
STRATEGIC INCOME FUND
   Equity securities
      COMMON STOCKS                           $    396,047   $            0   $         0    $      396,047
   Corporate debt securities                             0       27,526,044       740,159        28,266,203
   Debt securities issued by states in the
      U.S. and its political subdivisions                0           91,274       131,240           222,514
   Short-term investments                        2,584,326          109,200             0         2,693,526
                                              ------------   --------------   -----------    --------------
                                              $  2,980,373   $   27,726,518   $   871,399    $   31,578,290
                                              ------------   --------------   -----------    --------------
TOTAL RETURN BOND FUND
   Investments in affiliated Master
      Portfolio(s)                            $          0   $2,283,419,796   $         0    $2,283,419,796

                      76 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund invest only in Master Portfolios. See Note 2 in Notes to Financial Statements in Master Portfolio section for fair valuation measurements information for these Funds.

As of November 30, 2009, the inputs used in valuing Income Plus Fund's other financial instruments, which are carried at fair value, were as follows:

                                  Significant Other       Significant
                   Quoted Price   Observable Inputs   Unobservable Inputs
                      Level 1          Level 2              Level 3           Total
                   ------------   -----------------   -------------------   --------
INCOME PLUS FUND     $251,414             $0                   $0           $251,414

*    Other financial instruments include futures transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                          Short
                                                                         Duration
                                                            Income      Government    Strategic
                                                          Plus Fund     Bond Fund    Income Fund
                                                         -----------   -----------   -----------
CORPORATE DEBT SECURITIES
   Balance as of 05/31/2009                              $ 3,035,568   $ 1,258,189    $690,727
      Realized gain (loss)                                (1,454,227)   (2,018,084)    (63,468)
      Change in unrealized appreciation (depreciation)     2,184,366     2,359,547     119,695
      Net purchases (sales)                                 (582,245)     (166,222)     (6,795)
      Net transfer in (out) of Level 3                       (64,447)            0           0
   Balance as of 11/30/2009                              $ 3,119,015   $ 1,433,430    $740,159
DEBT SECURITIES ISSUED BY U.S.
   TREASURY AND U.S. GOVERNMENT AGENCIES
   Balance as of 05/31/2009                              $         0   $11,499,341    $      0
      Realized gain (loss)                                         0             0           0
      Change in unrealized appreciation (depreciation)             0             0           0
      Net purchases (sales)                                        0     3,675,411           0
      Net transfer in (out) of Level 3                             0    13,216,649           0
   Balance as of 11/30/2009                              $         0   $28,391,401    $      0
DEBT SECURITIES ISSUED BY STATES IN THE
   U.S. AND ITS POLITICAL SUBDIVISIONS
   Balance as of 05/31/2009                              $         0   $         0    $      0
      Realized gain (loss)                                         0             0           0
      Change in unrealized appreciation (depreciation)             0             0           0
      Net purchases (sales)                                        0             0     131,240
      Net transfer in (out) of Level 3                             0             0           0
   Balance as of 11/30/2009                                        0             0     131,240
TOTAL                                                    $ 3,119,015   $29,824,831    $871,399

                                                                       Short
                                                                      Duration
                                                         Income      Government    Strategic
                                                       Plus Fund     Bond Fund    Income Fund
                                                      -----------   -----------   -----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of
   reporting period.
CORPORATE DEBT SECURITIES                               $132,896      $59,666       $44,709

                      Wells Fargo Advantage Income Funds 77


Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                              Advisory
                                                             Fees (% of
                                        Average Daily      Average Daily
                                          Net Assets        Net Assets)
                                      ------------------   -------------
INCOME PLUS FUND                      First $500 million       0.500
STRATEGIC INCOME FUND                  Next $500 million       0.475
                                        Next $2 billion        0.450
                                        Next $2 billion        0.425
                                        Over $5 billion        0.400
SHORT DURATION GOVERNMENT BOND FUND   First $500 million       0.400
                                       Next $500 million       0.375
                                        Next $2 billion        0.350
                                        Next $2 billion        0.325
                                        Over $5 billion        0.300

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                          Administration Fees
                                        Average Daily        (% of Average
                                          Net Assets       Daily Net Assets)
                                      -----------------   -------------------
Fund level                             First $5 billion           0.05
                                       Next $5 billion            0.04
                                       Over $10 billion           0.03

                      78 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

                                                          Administration Fees
                                        Average Daily        (% of Average
                                          Net Assets       Daily Net Assets)
                                      -----------------   -------------------
Class A, Class B, and Class C         All assets levels           0.18
Administrator Class                   All assets levels           0.10
Institutional Class                   All assets levels           0.08
Investor Class                        All assets levels           0.23

Funds Management has contractually waived advisory and administration fees during the six months ended November 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds. Any Fund that investes its assets solely in one or more Master Portfolio or other investment companies does not pay a custody fee.

Prior to September 21, 2009, Wells Fargo Bank, N.A. was responsible for providing custody services to Inflation-Protected Bond Fund, Short Duration Government Bond Fund and Strategic Income Fund and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for these Fund prior to September 21, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Prior to October 26, 2009, Wells Fargo Bank, N.A. was responsible for providing custody services to Diversified Bond Fund, Income Plus Fund, Stable Income Fund and Total Return Bond Fund and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the these Funds prior to October 26, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended November 30, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                                            Contingent
                                                             deferred
                                      Front-end sales     sales charges
                                          charges       -----------------
                                          Class A       Class B   Class C
                                      ---------------   -------   -------
INCOME PLUS FUND                        $ 1,617,966      $  983    $  478
INFLATION-PROTECTED BOND FUND             1,835,899       1,039       345
SHORT DURATION GOVERNMENT BOND FUND      39,719,339         570     5,379
STABLE INCOME FUND                          497,702           0       540
STRATEGIC INCOME FUND                     2,198,193          93       202
TOTAL RETURN BOND FUND                   12,981,646       1,229     4,637

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets

                      Wells Fargo Advantage Income Funds 79


Notes to Financial Statements

of each respective class. Administrator Class of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended November 30, 2009, were as follows:

                                      Purchases at Cost   Sales Proceeds
                                      -----------------   --------------
DIVERSIFIED BOND FUND*                  $   40,508,862    $   44,442,716
INCOME PLUS FUND                           736,785,914       745,414,076
INFLATION-PROTECTED BOND FUND*              10,734,543        13,150,999
SHORT DURATION GOVERNMENT BOND FUND      2,662,569,220     2,228,468,607
STABLE INCOME FUND*                         10,505,099        21,271,713
STRATEGIC INCOME FUND                       12,704,941         8,278,217
TOTAL RETURN BOND FUND*                  6,419,281,816     5,868,985,096

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2009, Income Plus Fund entered into futures contracts for hedging and speculative purposes.

At November 30, 2009, Income Plus Fund had long futures contracts outstanding as follows:

                                                                                        Net
                                                                      Initial       Unrealized
                                                                      Contract     Appreciation/
                   Expiration Date   Contracts         Type            Amount     (Depreciation)
                   ---------------   ---------   ----------------   -----------   --------------
INCOME PLUS FUND      March 2010       44 Long   US Treasury Note   $ 9,560,443      $ 26,745
                      March 2010      215 Long   US Treasury Note    24,987,440       224,669

Income Plus Fund had an average contract amount of $20,442,800 in futures contracts during the six months ended November 30, 2009.

On November 30, 2009, the cumulative appreciation on futures contracts in the amount of $251,414 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities for Income Plus Fund. The receivable for daily variation margin on open futures contracts only represents the current day's variation margin. The realized gains and change in unrealized gains on futures contracts are reflected in the Statement of Operations.

7. ACQUISITION

Effective at the close of business on July 21, 2008, Income Plus Fund acquired the net assets of Wells Fargo Advantage Corporate Bond Fund ("Corporate Bond Fund") in a tax-free exchange for Class A, Institutional Class and Investor Class shares of Income Plus Fund. Income Plus Fund issued 1,708,181 of its Class A shares (valued at $17,080,253), 2,251,367 of its Institutional Class shares (valued at $22,509,702), and 19,425,508 of its Investor Class shares (valued at $194,289,050) in exchange for all of the assets and liabilities of Corporate Bond Fund. Corporate Bond Fund then liquidated by distributing Class A and Institutional Class shares of the Income Plus Fund on a prorated basis to its Class A and Institutional Class shareholder, respectively. In addition, Corporate Bond Fund liquidated by distributing Investor Class shares of the Income Plus Fund shareholders holding Investor Class shares of the Corporate Bond Fund. As a result, Corporate Bond Fund shareholders received shares of their specified class of Corporate Bond Fund with a total value to the value of their Corporate Bond Fund shares at the close of business on July 18, 2008. The aggregate net assets of the Income Plus Fund and Corporate Bond Fund immediately prior to acquisition were $57,458,669 and $233,879,005, respectively. The aggregate net assets of Income Plus Fund immediately after the acquisition were $291,337,674.

                      80 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

8. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the six months ended November 30, 2009, there were no borrowings by the Funds under the agreement.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

11. SUBSEQUENT EVENT

At a meeting of the Board of Trustees held on January 11, 2010, the Trustees approved a Plan of Reorganization (the "Plan") for each of the specified funds ("Target Funds") listed in the table below. Under each Plan, certain existing Wells Fargo Advantage Funds ("Acquiring Funds") will acquire the assets and assume the liabilities of the Target Fund in exchange for shares of Acquiring Fund.

                                                                                 ACQUIRING
     TARGET FUND           TARGET FUND TRUST             ACQUIRING FUND          FUND TRUST
---------------------   -----------------------   ---------------------------   -----------
Diversified Bond fund   Wells Fargo Funds Trust   Total Return Bond Fund        Wells Fargo
                                                                                Funds Trust
Stable Income Fund      Wells Fargo Funds Trust   Wells Fargo Advantage Ultra   Wells Fargo
                                                  Short-Term Income Fund        Funds Trust
Strategic Income Fund   Wells Fargo Funds Trust   Wells Fargo Advantage         Wells Fargo
                                                  High Income Fund              Funds Trust

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010.

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
US TREASURY SECURITIES: 99.00%
US TREASURY BONDS: 62.03%
$   2,030,735   US TREASURY BOND - INFLATION PROTECTED                               1.25%         04/15/2014   $    1,647,387
    3,775,655   US TREASURY BOND - INFLATION PROTECTED                               1.38          07/15/2018        3,887,747
    4,566,754   US TREASURY BOND - INFLATION PROTECTED                               1.63          01/15/2018        4,790,096
    4,123,480   US TREASURY BOND - INFLATION PROTECTED                               1.75          01/15/2028        4,136,688
    5,124,035   US TREASURY BOND - INFLATION PROTECTED                               1.88          07/15/2015        5,494,728
    3,808,147   US TREASURY BOND - INFLATION PROTECTED                               1.88          07/15/2019        4,076,206
    5,596,842   US TREASURY BOND - INFLATION PROTECTED                               2.00          07/15/2014        6,020,540
    5,625,529   US TREASURY BOND - INFLATION PROTECTED                               2.00          01/15/2016        6,057,114
    5,304,536   US TREASURY BOND - INFLATION PROTECTED                               2.00          01/15/2026        5,551,112
    4,596,917   US TREASURY BOND - INFLATION PROTECTED                               2.13          01/15/2019        5,011,357
    5,102,886   US TREASURY BOND - INFLATION PROTECTED                               2.38          01/15/2017        5,623,937
    8,283,556   US TREASURY BOND - INFLATION PROTECTED<<                             2.38          01/15/2025        9,086,671
    4,021,267   US TREASURY BOND - INFLATION PROTECTED                               2.38          01/15/2027        4,419,939
    4,139,237   US TREASURY BOND - INFLATION PROTECTED                               2.50          01/15/2029        4,634,005
    4,324,383   US TREASURY BOND - INFLATION PROTECTED                               2.63          07/15/2017        4,863,240
    1,806,800   US TREASURY BOND - INFLATION PROTECTED                               3.38          04/15/2032        2,338,535
    5,354,393   US TREASURY BOND - INFLATION PROTECTED                               3.63          04/15/2028        6,889,599
    6,259,828   US TREASURY BOND - INFLATION PROTECTED                               3.88          04/15/2029        8,390,123
                                                                                                                    92,919,024
                                                                                                                --------------
US TREASURY NOTES: 36.97%
    4,751,184   US TREASURY NOTE - INFLATION PROTECTED                               0.63          04/15/2013        4,860,314
    6,989,765   US TREASURY NOTE - INFLATION PROTECTED                               1.63          01/15/2015        7,380,759
    5,297,249   US TREASURY NOTE - INFLATION PROTECTED                               1.88          07/15/2013        5,632,465
    5,065,973   US TREASURY NOTE - INFLATION PROTECTED                               2.00          04/15/2012        5,331,936
    6,568,656   US TREASURY NOTE - INFLATION PROTECTED                               2.00          01/15/2014        7,026,925
    5,750,397   US TREASURY NOTE - INFLATION PROTECTED                               2.38          04/15/2011        5,960,643
    4,641,153   US TREASURY NOTE - INFLATION PROTECTED                               2.50          07/15/2016        5,164,006
    7,939,535   US TREASURY NOTE - INFLATION PROTECTED                               3.00          07/15/2012        8,606,329
    1,721,008   US TREASURY NOTE - INFLATION PROTECTED                               3.38          01/15/2012        1,852,908
    3,418,542   US TREASURY NOTE - INFLATION PROTECTED                               3.50          01/15/2011        3,571,843
                                                                                                                    55,388,128
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $140,057,421)                                                                   148,307,152
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 4.18%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.59%
      222,946   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                              222,946
      222,946   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                              222,946
      222,946   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                              222,946
      222,946   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                              222,946
                                                                                                                       891,784
                                                                                                                --------------

                   82 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.59%
$      43,351   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26%        12/07/2009    $       43,348
       15,482   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009            15,473
       15,482   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009            15,482
       46,447   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            46,446
       37,158   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            37,158
       52,640   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            52,639
        1,548   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009             1,548
       30,965   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            30,962
       92,894   BANK OF AMERICA                                                      0.18         12/23/2009            92,884
      269,238   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $269,239)              0.16         12/01/2009           269,238
       46,447   BANK OF IRELAND                                                      0.35         12/01/2009            46,447
       37,158   BANK OF IRELAND                                                      0.50         12/02/2009            37,158
       14,996   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009            14,996
        7,741   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             7,741
       40,254   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            40,254
       34,061   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            34,062
       92,894   BRYANT BANK FUNDING++                                                0.18         12/23/2009            92,884
       77,412   CAFCO LLC++                                                          0.17         12/09/2009            77,409
        3,406   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027             3,406
       74,315   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026            74,315
        9,909   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                       0.35         06/01/2028             9,909
       77,412   CHARTA LLC++(p)                                                      0.17         12/09/2009            77,409
        8,213   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038             8,213
       15,482   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030            15,482
       93,965   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $93,965)                                                    0.17         12/01/2009            93,965
       52,640   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            52,640
       37,158   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            37,158
       44,899   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            44,899
       37,158   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            37,158
       77,412   E.ON AG++                                                            0.17         12/21/2009            77,404
       77,412   ENI FINANCE USA INCORPORATED++                                       0.17         12/18/2009            77,405
       80,508   FORTIS FUNDING LLC++                                                 0.20         12/29/2009            80,496
       83,605   GDF SUEZ++                                                           0.17         12/15/2009            83,599
       61,929   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009            61,927
       77,350   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $77,350)              0.17         12/01/2009            77,350
       77,412   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009            77,406
       15,482   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009            15,482
       65,026   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            65,019
      773,049   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010           287,497
       50,906   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037            50,906
        5,109   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             5,109
       25,081   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034            25,081
        8,856   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029             8,856
        6,193   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             6,193
       15,482   ING USA FUNDING LLC                                                  0.18         12/09/2009            15,482
       61,929   ING USA FUNDING LLC                                                  0.19         12/07/2009            61,927
      237,728   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $237,729)              0.17         12/01/2009           237,728
       30,965   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            30,965
       15,482   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009            15,482
        9,289   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025             9,289
       92,894   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009            92,894

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      18,579   LLOYDS TSB BANK PLC                                                  0.18%        12/17/2009    $       18,577
       61,929   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            61,929
       24,772   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            24,770
       13,934   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009            13,933
       46,447   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            46,442
       13,934   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033            13,934
       76,792   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034            76,792
        8,500   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036             8,500
       65,026   NATIXIS                                                              0.27         12/07/2009            65,026
        6,193   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             6,193
       68,122   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034            68,122
       61,929   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            61,929
       77,412   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            77,406
       15,157   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034            15,157
       31,321   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $31,321)                                                    0.18         12/01/2009            31,321
       10,838   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009            10,837
       51,463   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            51,461
       15,482   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009            15,481
       55,736   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            55,736
       43,351   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            43,351
       61,929   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009            61,924
        3,871   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009             3,871
       61,929   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009            61,929
       77,412   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                    0.18         12/18/2009            77,405
       18,579   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009            18,577
       62,852   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009            62,850
       20,437   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032            20,437
       61,929   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009            61,930
       92,894   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010            92,894
        9,289   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040             9,289
    2,379,141   VFNC CORPORATION+++/-(a)(i)                                          0.24         09/30/2010         1,189,570
        3,871   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009             3,871
       51,305   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009            51,302
       15,482   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009            15,482
                                                                                                                     5,372,408
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,159,281)                                                            6,264,192
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $146,216,702)*                                                   103.18%                                     154,571,344
OTHER ASSETS AND LIABILITIES, NET                                       (3.18)                                      (4,767,980)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  149,803,364
                                                                       ======                                   ==============

                   84 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

----------
<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $146,737,559 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $8,354,642
Gross unrealized depreciation     (520,857)
                                ----------
Net unrealized appreciation     $7,833,785

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 15.13%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.73%
$      10,195   FHLMC #410425+/-                                                     3.13%        09/01/2026    $       10,409
       54,579   FHLMC #606279+/-                                                     2.65         02/01/2015            54,851
       32,474   FHLMC #846367+/-                                                     3.38         04/01/2029            33,167
    1,005,467   FHLMC #A15838                                                        5.50         12/01/2033         1,075,653
    2,018,297   FHLMC #A16678                                                        5.50         12/01/2033         2,159,184
    6,970,690   FHLMC #E01653                                                        4.50         06/01/2019         7,434,866
      622,770   FHLMC #E90248                                                        6.00         06/01/2017           675,851
      560,705   FHLMC #E90573                                                        6.00         07/01/2017           608,493
                                                                                                                    12,052,474
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.71%
        9,932   FNMA #342042+/-                                                      3.24         06/01/2025            10,134
          489   FNMA #344689+/-                                                      3.08         11/01/2025               490
       21,451   FNMA #344692+/-                                                      3.06         10/01/2025            21,547
       37,372   FNMA #347712+/-                                                      3.13         06/01/2026            38,410
    4,377,056   FNMA #386890                                                         3.99         04/01/2011         4,500,025
      218,929   FNMA #557072+/-                                                      2.03         06/01/2040           219,088
      686,112   FNMA #656566                                                         5.50         04/01/2018           742,402
    1,768,248   FNMA #678939                                                         5.50         02/01/2018         1,914,424
      250,911   FNMA #701350                                                         5.50         04/01/2018           271,653
    2,130,880   FNMA #725772                                                         5.00         09/01/2034         2,242,626
    1,341,934   FNMA #731996+/-                                                      2.75         09/01/2033         1,384,891
    1,297,162   FNMA #739757+/-                                                      2.83         08/01/2033         1,333,740
      988,922   FNMA #741458+/-                                                      2.10         10/01/2033         1,014,235
      451,249   FNMA #783245+/-                                                      1.83         04/01/2034           451,261
    1,295,978   FNMA #783251+/-                                                      1.83         04/01/2044         1,295,901
    4,942,103   FNMA #789463+/-                                                      2.70         06/01/2034         5,075,390
    2,705,248   FNMA #834933+/-                                                      5.02         07/01/2035         2,785,654
    5,000,000   FNMA #874331                                                         5.07         02/01/2012         5,329,817
    5,312,254   FNMA #880156                                                         5.50         02/01/2036         5,644,893
    1,070,265   FNMA #AA3274                                                         5.50         02/01/2039         1,139,624
    6,691,860   FNMA #AD0193                                                         5.28         08/01/2019         7,356,361
                                                                                                                    42,772,566
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.69%
      108,757   GNMA #345066                                                         6.50         10/15/2023           116,831
       68,238   GNMA #346960                                                         6.50         12/15/2023            73,303
       72,481   GNMA #354692                                                         6.50         11/15/2023            77,861
      133,508   GNMA #361398                                                         6.50         01/15/2024           144,333
       85,985   GNMA #366641                                                         6.50         11/15/2023            92,368
       73,396   GNMA #473918                                                         7.00         04/15/2028            81,908
      410,330   GNMA #531436                                                         7.00         06/15/2042           421,817
        8,690   GNMA #531965                                                         7.72         12/15/2041             9,419
    3,068,479   GNMA #714610                                                         5.46         05/20/2059         3,310,582
    4,083,057   GNMA #721379                                                         5.65         06/20/2059         4,418,276
    2,036,531   GNMA #721557                                                         5.63         06/20/2059         2,196,399
      506,898   GNMA #721558                                                         5.63         08/20/2059           545,980
      316,577   GNMA #780626                                                         7.00         08/15/2027           352,748
                                                                                                                    11,841,825
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $63,380,605)                                                                          66,666,865
                                                                                                                --------------

                   86 Wells Fargo Advantage Master Portfolios


                        Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ASSET BACKED SECURITIES: 7.97%
$   2,935,849   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS
                   1A5(o,o)                                                          0.16%        02/25/2032    $    2,829,911
    3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES
                   2007-2 CLASS A6(o,o)                                              0.28         06/25/2037         3,237,419
    5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS
                   A3+/-                                                             0.37         10/25/2025         4,914,756
    3,492,670   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2006-S4 CLASS A6+/-                                               5.83         07/25/2034         1,610,733
    1,398,076   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2007-S2 CLASS A6+/-                                               5.78         05/25/2037           667,049
    1,072,231   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G
                   CLASS2A+/-                                                        0.47         12/15/2035           302,753
    2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                   4.64         06/15/2035         2,344,650
      387,737   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES
                   2005-HE1 CLASS A1VN+/-                                            0.46         08/25/2035           159,619
      898,409   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7
                   CLASS A8+/-                                                       6.86         07/15/2029           894,835
      257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++(i)                         0.58         01/25/2035           224,634
    2,321,712   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
                   SERIES 2005-2 CLASS A1+/-                                         1.40         01/20/2035         2,128,734
    1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2
                   CLASS A4+/-                                                       0.54         07/20/2036           822,551
    2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3
                   CLASS A3+/-                                                       1.39         11/20/2036         1,326,166
    3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS
                   CTFS+/-(i)                                                        0.98         11/25/2036         1,819,060
    3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                0.36         06/27/2025         2,892,924
    5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES
                   2006-2 CLASS AIO(c)                                               6.00         08/25/2011           386,100
    2,249,187   RAAC SERIES 2007-RP4 CLASS A+/-++(i)                                 0.59         11/25/2046         1,197,557
    2,842,020   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                  0.75         12/15/2032         2,693,918
    4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                     0.35         09/15/2020         3,842,646
    1,236,470   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                 3.77         03/25/2037           182,022
    1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2007-HE2A CLASS A+/-++                                            0.37         07/25/2037           664,463
TOTAL ASSET BACKED SECURITIES (COST $46,855,693)                                                                    35,142,500
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.27%
    4,031,873   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS
                   2A1+/-                                                            0.45         06/25/2037         1,998,063
    4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2005-6 CLASS A4+/-                                         5.35         09/10/2047         4,056,371
    3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST
                   SERIES 2005-CD1 CLASS A4+/-                                       5.23         07/15/2044         3,417,292
    1,519,914   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                   CLASS 3A1+/-                                                      1.99         08/25/2035           814,107
    1,435,392   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                     6.50         11/25/2034         1,292,077
    3,363,602   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                0.60         03/25/2035         2,624,823
    2,698,659   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                  0.64         09/25/2035         2,021,470
    1,998,498   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                  0.44         04/25/2046           918,655
    1,563,768   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2004-AR5 CLASS 10A1+/-                         2.97         06/25/2034         1,364,365
    2,000,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION
                   SERIES 2007-C1 CLASS AAB                                          5.34         02/15/2040         1,869,957
    3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                          5.26         05/25/2020         3,514,306
    2,340,203   FHLMC SERIES 2416 CLASS PE                                           6.00         10/15/2021         2,469,805
      581,770   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                   T-20 CLASS A6                                                     7.99         09/25/2029           580,351
    2,071,256   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                   T-58 CLASS 4A                                                     7.50         09/25/2043         2,347,639
      473,718   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                           7.00         12/25/2041           527,308
    2,244,603   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                          6.00         11/25/2043         2,372,265
    2,963,583   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                           6.00         02/25/2044         3,176,591
        6,366   FNMA SERIES 1988-5 CLASS Z                                           9.20         03/25/2018             6,767
      999,020   FNMA SERIES 2002-90 CLASS A2                                         6.50         11/25/2042         1,090,686
    1,969,239   FNMA SERIES 2003-86 CLASS PT                                         4.50         09/25/2018         2,091,948
    3,569,504   FNMA SERIES 2003-97 CLASS CA                                         5.00         10/25/2018         3,810,552
      770,899   FNMA SERIES 2003-W4 CLASS 3A                                         7.00         10/25/2042           850,398
      474,567   FNMA SERIES 2004-W1 CLASS 2A2                                        7.00         12/25/2033           528,252
    4,463,392   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                              6.25         05/25/2042         4,872,936
    2,631,511   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                            7.00         05/25/2044         2,902,886
    1,309,724   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                              7.50         06/25/2044         1,479,170
   10,636,048   GNMA SERIES 2003-38 CLASS JC+/-                                      7.00         08/16/2042        12,084,198
       55,520   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11
                   CLASS 3A2A+/-                                                     0.58         01/19/2035            32,806
    2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                CORPORATION SERIES 2006-LDP7 CLASS ASB+/-                            6.07         04/15/2045         2,762,800
       90,145   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES
                   2006-1A CLASS 3A1+/-++                                            5.68         04/25/2031            85,746

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,130,603   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                            6.31%        05/25/2037    $    1,394,696
    1,086,041   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                           0.56         05/25/2037           338,193
       36,849   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                        9.95         08/01/2017            40,557
    2,200,000   MERRILL LYNCH MORTGAGE TRUST+/-                                      5.76         08/12/2043         2,193,449
    2,134,381   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                   CLASS A1+/-++                                                     6.50         10/25/2034         2,004,984
      857,523   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         0.64         10/20/2027           734,659
      310,675   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                   SERIES 2003-P10A CLASS 1                                          4.52         02/10/2013           324,180
    1,083,809   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                   SERIES 2006-20H CLASS 1                                           5.70         08/01/2026         1,194,120
    2,858,869   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2007-RM1 CLASS A1+/-++                                            0.52         05/25/2047         1,841,684
    4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2005-C16 CLASS A4+/-                                              4.85         10/15/2041         3,925,860
    3,188,847   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST
                   SERIES 2007-SL3 CLASS A1+/-++                                     6.11         03/23/2045         3,142,290
    1,079,474   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-AR6 CLASS 2A1A+/-(i)                                  0.47         04/25/2045           736,393
    4,252,285   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-C3 CLASS A4+/-                                        2.72         07/25/2047         1,490,529
    2,414,059   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR3 CLASS A1A+/-(i)                                   1.63         02/25/2046         1,326,777
    1,773,321   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR4 CLASS DA+/-                                       1.60         06/25/2046           674,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $101,834,912)                                                       89,327,120
                                                                                                                --------------
CORPORATE BONDS & NOTES: 29.68%
ADVERTISING: 0.12%
      545,000   LAMAR MEDIA CORPORATION                                              6.63         08/15/2015           517,750
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.15%
      675,000   PHILLIPS-VAN HEUSEN                                                  7.75         11/15/2023           655,422
                                                                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.60%
    2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                 5.85         03/01/2014         2,647,693
                                                                                                                --------------
BUSINESS SERVICES: 0.81%
    1,000,000   FISERV INCORPORATED                                                  6.13         11/20/2012         1,101,789
      150,000   SUNGARD DATA SYSTEMS INCORPORATED                                    4.88         01/15/2014           138,188
    2,120,000   THOMPSON CORPORATION                                                 6.20         01/05/2012         2,322,142
                                                                                                                     3,562,119
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 0.33%
    1,500,000   VALSPAR CORPORATION                                                  5.10         08/01/2015         1,477,457
                                                                                                                --------------
COMMUNICATIONS: 0.26%
    1,000,000   COX COMMUNICATIONS INCORPORATED                                      4.63         01/15/2010         1,003,870
      150,000   L-3 COMMUNICATIONS CORPORATION                                       6.38         10/15/2015           147,563
                                                                                                                     1,151,433
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 6.84%
    2,785,000   ASSOCIATED BANCORP                                                   6.75         08/15/2011         2,790,991
    2,100,000   BAC CAPITAL TRUST XIV+/-                                             5.63         12/31/2049         1,386,000
    6,839,000   BANKAMERICA CAPITAL III+/-                                           0.85         01/15/2027         4,386,405
    2,000,000   BB&T CAPITAL TRUST IV+/-                                             6.82         06/12/2077         1,740,000
    1,000,000   BNP PARIBAS CAPITAL TRUST+/-++                                       9.00         12/29/2049           980,000
    2,000,000   CHASE CAPITAL VI+/-                                                  0.91         08/01/2028         1,423,642
    1,685,000   CITIGROUP INCORPORATED                                               6.13         11/21/2017         1,692,938
    4,000,000   CITY NATIONAL BANK                                                   6.75         09/01/2011         4,154,704

                   88 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (continued)
$   1,978,000   COLONIAL BANK NA MONTGOMERY AL####                                   6.38%        12/01/2015    $        2,473
      750,000   CORESTATES CAPITAL TRUST II+/-++                                     0.93         01/15/2027           455,477
    1,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                         5.63         01/29/2049           918,750
      500,000   FIRST CITIZENS BANCORP++(i)                                          6.80         04/01/2015           452,181
    2,100,000   HSBC CAPITAL FUNDING LP+/-++                                         4.61         12/31/2049         1,757,190
    1,000,000   JPMORGAN CHASE CAPITAL XVIII                                         6.95         08/17/2036           987,921
    2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                            1.27         04/01/2027         1,145,256
      500,000   NATIONAL CITY BANK CLEVELAND OH+/-                                   0.68         06/07/2017           420,256
      450,000   NTC CAPITAL TRUST SERIES A+/-                                        0.80         01/15/2027           246,795
    1,300,000   RABOBANK NEDERLAND NV+/-++                                          11.00         06/29/2049         1,607,330
    2,875,000   TCF NATIONAL BANK+/-                                                 1.93         06/15/2014         2,116,489
    1,950,000   UBS PREFERRED FUNDING TRUST V SERIES 1+/-                            6.24         05/29/2049         1,501,500
                                                                                                                    30,166,298
                                                                                                                --------------
EDUCATIONAL SERVICES: 1.15%
    1,000,000   DARTMOUTH COLLEGE                                                    4.75         06/01/2019         1,062,010
    2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                7.25         11/02/2096         2,887,946
    1,000,000   PEPPERDINE UNIVERSITY                                                5.45         08/01/2019         1,103,380
                                                                                                                     5,053,336
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.04%
    1,000,000   CENTRAL MAINE POWER COMPANY++                                        5.70         06/01/2019         1,075,801
    1,000,000   CONNECTICUT LIGHT & POWER                                            5.38         03/01/2017         1,066,174
    1,600,000   DUKE ENERGY FIELD SERVICES LLC                                       7.88         08/16/2010         1,671,752
    2,270,993   GREAT RIVER ENERGY++                                                 5.83         07/01/2017         2,536,404
      750,000   NGPL PIPECO LLC++                                                    6.51         12/15/2012           825,792
    1,365,000   PEOPLES ENERGY CORPORATION                                           6.90         01/15/2011         1,439,752
      375,000   QUICKSILVER RESOURCES INCORPORATED                                   8.25         08/01/2015           373,125
                                                                                                                     8,988,800
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.19%
    1,330,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                  6.40         12/15/2011         1,426,933
      250,000   JABIL CIRCUIT INCORPORATED                                           8.25         03/15/2018           264,063
    2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                            4.85         11/15/2010         2,473,640
      275,000   MOOG INCORPORATED                                                    6.25         01/15/2015           259,875
      853,484   TENASKA ALABAMA II PARTNERS LP++                                     7.00         06/30/2021           804,932
                                                                                                                     5,229,443
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.08%
      325,000   VALMONT INDUSTRIES INCORPORATED                                      6.88         05/01/2014           331,906
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.75%
      700,000   KELLOGG COMPANY                                                      4.45         05/30/2016           743,798
    1,600,000   KRAFT FOODS INCORPORATED                                             6.25         06/01/2012         1,749,053
      750,000   MCCORMICK & COMPANY                                                  5.75         12/15/2017           817,373
                                                                                                                     3,310,224
                                                                                                                --------------
FURNITURE & FIXTURES: 0.33%
    1,450,000   STEELCASE INCORPORATED                                               6.50         08/15/2011         1,461,456
                                                                                                                --------------
HEALTH SERVICES: 1.16%
    3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                            7.50         05/01/2031         3,981,767
    1,000,000   SCHERING-PLOUGH CORPORATION                                          6.00         09/15/2017         1,136,074
                                                                                                                     5,117,841
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.54%
$     400,000   LIBERTY PROPERTY LP                                                 6.63%         10/01/2017    $      399,872
    3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                            5.59          12/28/2020         2,510,411
    1,750,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                             7.25          07/15/2010         1,795,278
      250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                          6.30          02/15/2011           259,438
    2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                          6.37          02/15/2015         1,803,380
                                                                                                                     6,768,379
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.61%
    1,100,000   ACTUANT CORPORATION                                                 6.88          06/15/2017         1,051,875
    1,425,000   BLACK & DECKER                                                      5.75          11/15/2016         1,485,810
      150,000   SCIENTIFIC GAMES CORPORATION                                        6.25          12/15/2012           145,875
                                                                                                                     2,683,560
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.37%
    1,520,000   AEGON NV                                                            4.75          06/01/2013         1,564,746
    1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                 6.50          06/14/2011         1,920,290
      475,000   METROPOLITAN LIFE GLOBAL FUNDING I++                                5.13          06/10/2014           510,043
    2,670,000   NLV FINANCIAL CORPORATION++                                         7.50          08/15/2033         2,029,518
                                                                                                                     6,024,597
                                                                                                                --------------
INSURANCE CARRIERS: 4.56%
    2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                               8.25          11/15/2011         2,942,955
    1,385,000   LIBERTY MUTUAL++                                                    4.88          02/01/2010         1,380,209
      750,000   LINCOLN NATIONAL CORPORATION                                        6.20          12/15/2011           786,914
    1,700,000   METLIFE GLOBAL FUNDING++                                            5.13          11/09/2011         1,790,124
    4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                  8.25          09/15/2025         4,670,551
    2,730,000   MONUMENTAL GLOBAL FUNDING II++                                      4.63          03/15/2010         2,735,460
    1,900,000   NEW YORK LIFE GLOBAL FUNDING++                                      5.38          09/15/2013         2,097,121
    2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                   6.25          02/15/2012         2,277,138
    1,415,000   WR BERKLEY CORPORATION                                              5.13          09/30/2010         1,427,959
                                                                                                                    20,108,431
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.09%
      389,000   BIO-RAD LABORATORIES INCORPORATED                                   6.13          12/15/2014           378,303
                                                                                                                --------------
MOTION PICTURES: 0.85%
    1,000,000   TIME WARNER INCORPORATED                                            6.75          04/15/2011         1,067,246
    1,500,000   TIME WARNER INCORPORATED                                            6.20          07/01/2013         1,664,013
      985,000   VIACOM INCORPORATED                                                 7.70          07/30/2010         1,018,557
                                                                                                                     3,749,816
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.36%
      375,000   BUNGE LIMITED FINANCE CORPORATION                                   8.50          06/15/2019           437,072
    1,450,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.66          05/05/2026         1,155,237
                                                                                                                     1,592,309
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.60%
      750,000   CHESAPEAKE ENERGY CORPORATION                                       7.50          06/15/2014           753,750
      650,000   EQT CORPORATION                                                     8.13          06/01/2019           759,095
      400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                        6.88          11/01/2014           376,000
      410,000   PARKER DRILLING COMPANY                                             9.63          10/01/2013           418,200
      340,000   RANGE RESOURCES CORPORATION                                         7.38          07/15/2013           345,100
                                                                                                                     2,652,145
                                                                                                                --------------

                   90 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
PERSONAL SERVICES: 0.13%
$     200,000   SERVICE CORPORATION INTERNATIONAL                                   7.88%         02/01/2013    $      194,000
      400,000   SERVICE CORPORATION INTERNATIONAL                                   7.38          10/01/2014           399,000
                                                                                                                       593,000
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.27%
    1,000,000   CONOCOPHILLIPS                                                      4.60          01/15/2015         1,085,322
      100,000   TESORO CORPORATION                                                  6.63          11/01/2015            91,750
                                                                                                                     1,177,072
                                                                                                                --------------
PRIMARY METAL INDUSTRIES: 0.13%
      175,000   CENTURY ALUMINUM COMPANY                                            7.50          08/15/2014           161,000
      100,000   INTERNATIONAL STEEL GROUP                                           6.50          04/15/2014           107,392
      295,000   STEEL DYNAMICS                                                      7.38          11/01/2012           294,263
                                                                                                                       562,655
                                                                                                                --------------
RAILROAD TRANSPORTATION: 0.32%
    1,150,000   BURLINGTON NORTHERN SANTA FE CORPORATION                            8.13          04/15/2020         1,426,253
                                                                                                                --------------
REAL ESTATE: 0.33%
    1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                               5.08          08/01/2013         1,458,259
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.95%
      800,000   PROLOGIS TRUST                                                      5.25          11/15/2010           804,981
      500,000   REALTY INCOME CORPORATION                                           5.50          11/15/2015           495,914
    1,275,000   REALTY INCOME CORPORATION                                           6.75          08/15/2019         1,305,794
    1,500,000   SIMON PROPERTY GROUP LP                                             5.75          05/01/2012         1,600,436
                                                                                                                     4,207,125
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.81%
    1,250,000   CHARLES SCHWAB CORPORATION                                          6.38          09/01/2017         1,404,535
    1,500,000   GOLDMAN SACHS CAPITAL II+/-                                         5.79          12/29/2049         1,102,500
      500,000   MERRILL LYNCH & COMPANY                                             6.05          08/15/2012           538,125
      500,000   MERRILL LYNCH & COMPANY                                             6.05          05/16/2016           505,768
                                                                                                                     3,550,928
                                                                                                                --------------
TRANSPORTATION BY AIR: 0.61%
    2,506,104   FEDEX CORPORATION SERIES 97-B                                       7.52          01/15/2018         2,705,984
                                                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.19%
      860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                               7.50          06/15/2011           848,175
                                                                                                                --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
      300,000   STEWART ENTERPRISES                                                 6.25          02/15/2013           291,750
                                                                                                                --------------
WHOLESALE TRADE-DURABLE GOODS: 0.08%
      350,000   ACE HARDWARE CORPORATION++                                          9.13          06/01/2016           374,500
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $136,929,595)                                                                  130,824,419
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 1.62%
    2,000,000   BARCLAYS BANK PLC+/-++                                              5.93          09/29/2049         1,520,000
    1,500,000   BP CAPITAL MARKETS PLC                                              3.63          05/08/2014         1,571,336
      200,000   ISPAT INLAND INCORPORATED                                           9.75          04/01/2014           210,401
    1,100,000   PEARSON PLC (UK) PRIVATE PLACEMENT++                                7.00          06/15/2011         1,174,564
    2,500,000   SABMILLER PLC++                                                     6.20          07/01/2011         2,668,173
TOTAL FOREIGN CORPORATE BONDS (COST $7,333,175)                                                                      7,144,474
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FOREIGN GOVERNMENT BONDS: 0.75%
  $ 1,625,000   PROVINCE OF ONTARIO CANADA                                           4.10%        06/16/2014    $    1,737,559
    1,500,000   RABOBANK NEDERLAND++                                                 4.20         05/13/2014         1,589,357
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,121,534)                                                                     3,326,916
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 12.67%
      825,000   CALIFORNIA STATE BUILD AMERICA BONDS (TAXABLE -
                   VARIOUS PURPOSE)                                                  7.55         04/01/2039           853,768
    1,500,000   CHEROKEE COUNTY GA (PROPERTY TAX REVENUE)                            5.87         08/01/2028         1,547,535
    1,000,000   CITY OF CHICAGO IL TAXABLE SERIES C (PROPERTY TAX
                   REVENUE, AGM INSURED)                                             4.88         01/01/2015         1,068,910
    1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D (PROPERTY TAX
                   REVENUE, NATL-RE INSURED)                                         5.44         01/01/2024         1,026,870
    1,600,000   CITY OF EL PASO TX (PROPERTY TAX REVENUE)                            3.61         08/15/2014         1,653,632
    1,500,000   COMMONWEALTH OF MASSACHUSETTS SERIES D (TAX REVENUE)                 3.25         07/01/2014         1,555,425
    1,000,000   DALLAS COUNTY HOSPITAL DISTRICT SERIES C (PROPERTY
                   TAX REVENUE)                                                      4.45         08/15/2019         1,023,350
    2,500,000   DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                  5.85         04/01/2037         2,661,950
    4,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES
                   (LEASING REVENUE, FSA INSURED)                                    7.40         12/01/2025         4,438,360
    1,885,000   INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE
                   FUND 8-A, (OTHER REVENUE, FGIC INSURED)                           4.73         01/15/2014         2,072,275
    1,020,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT
                   AUTHORITY SERIES A-2 (HOUSING REVENUE)                            5.51         01/01/2039         1,004,690
    4,290,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT
                   AUTHORITY SFMR SERIES D-2 (HOUSING REVENUE, GNMA/FNMA
                   INSURED)                                                          5.41         07/01/2038         4,246,800
      440,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES
                   D (HOUSING REVENUE)                                               5.21         01/01/2014           478,359
      800,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES
                   D (HOUSING REVENUE)                                               5.75         07/01/2037           794,728
      680,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES
                   J (HOUSING REVENUE)                                               5.92         07/01/2034           680,068
    2,210,000   LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS
                   (COLLEGE & UNIVERSITY REVENUE)                                    4.80         07/01/2013         2,314,865
      800,000   MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT
                   #28-KYRENE ELEMENTARY AZ (PROPERTY TAX REVENUE)                   5.38         07/01/2019           888,192
    1,595,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   HOUSING FINANCE SERIES H (HOUSING REVENUE)                        5.85         07/01/2036         1,624,651
    3,800,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   HOUSING FINANCE SERIES J (HOUSING REVENUE)                        6.13         07/01/2038         3,796,656
    1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL
                   DISTRICT EXCISE TAX REVENUE SERIES A (SALES TAX REVENUE)          8.25         03/01/2035         1,283,565
    3,440,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   MORTGAGE REVENUE SERIES K (HOUSING REVENUE)                       5.97         03/01/2029         3,432,363
    1,915,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   MORTGAGE REVENUE SERIES O (HOUSING REVENUE, GNMA/FNMA
                   INSURED)                                                          5.47         09/01/2025         1,902,897
    2,095,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C
                   (HOUSING REVENUE GO OF AGENCY)                                    5.84         04/01/2037         2,095,545
    1,780,000   STATE OF NEW HAMPSHIRE HFA SFMR SERIES D (HOUSING
                   REVENUE)                                                          5.53         07/01/2037         1,763,535
    3,914,647   STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY
                   INCORPORATED SERIES 2005-4 CLASS A5 (STUDENT LOAN REVENUE,
                   GUARANTEED STUDENT LOANS)+/-(i)                                   4.91         12/01/2040         3,915,821
    1,300,000   UNIVERSITY OF MICHIGAN (COLLEGE & UNIVERSITY
                   REVENUE)                                                          5.59         04/01/2021         1,390,766
      910,000   VIRGINIA PUBLIC BUILDING AUTHORITY SERIES C (OTHER
                   REVENUE)                                                          4.95         08/01/2018           984,538
      635,000   VIRGINIA PUBLIC BUILDING AUTHORITY SERIES C (OTHER
                   REVENUE)                                                          5.30         08/01/2021           689,166
    1,250,000   VIRGINIA RESOURCES AUTHORITY SERIES A (OTHER
                   REVENUE)                                                          4.71         11/01/2017         1,362,825
    1,495,000   WEST BEND JOINT SCHOOL DISTRICT #1 (PROPERTY TAX
                   REVENUE)                                                          4.85         04/01/2017         1,577,345
    1,680,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
                   HOME OWNERSHIP REVENUE SERIES F (HOUSING REVENUE, GO OF
                   AUTHORITY)                                                        5.73         09/01/2037         1,707,485
TOTAL MUNICIPAL BONDS & NOTES (COST $54,438,437)                                                                    55,836,935
                                                                                                                --------------
TERM LOANS: 0.85%
      427,724   ARAMARK CORPORATION TERM LOAN B                                      2.12         01/26/2014           385,242
      555,000   BSC INTERNATIONAL HOLDING TERM LOAN                                  2.25         04/21/2011           516,150
    1,470,000   FLEXTRONICS INTERNATIONAL TERM LOAN                                  2.55         10/01/2012         1,379,595
      371,795   GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B                     2.04         12/20/2012           352,548

                   92 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TERM LOANS (CONTINUED)
    1,097,654   OSHKOSH TRUCK CORPORATION TERM LOAN B                                6.31%        12/06/2013    $    1,092,473
TOTAL TERM LOANS (COST $3,915,114)                                                                                   3,726,008
                                                                                                                --------------
US TREASURY SECURITIES: 5.40%
US TREASURY BONDS: 5.40%
$   6,300,000   US TREASURY BOND<<                                                   5.50         08/15/2028         7,508,813
    5,959,898   US TREASURY BOND - INFLATION PROTECTED                               2.50         01/15/2029         6,672,291
    7,421,870   US TREASURY BOND - INFLATION PROTECTED                               3.38         04/15/2032         9,606,104
                                                                                                                    23,787,208
                                                                                                                --------------
   TOTAL US TREASURY SECURITIES (COST $21,576,965)                                                                  23,787,208
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 0.87%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.13%
      145,622   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                              145,622
      145,622   BLACKROCK LIQUIDITY FUNDS TEMPFUND
                   PORTFOLIO(s)                                                      0.16                              145,622
      145,622   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                              145,622
      145,622   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.21                              145,622
                                                                                                                       582,488
                                                                                                                --------------

  PRINCIPAL
-------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.74%
$      28,315   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009            28,314
       10,113   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009            10,107
       10,113   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009            10,113
       30,338   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            30,337
       24,270   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            24,270
       34,383   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            34,382
        1,011   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009             1,011
       20,225   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            20,223
       60,676   BANK OF AMERICA                                                      0.18         12/23/2009            60,669
      175,859   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $175,860)                                                   0.16         12/01/2009           175,859
       30,338   BANK OF IRELAND                                                      0.35         12/01/2009            30,338
       24,270   BANK OF IRELAND                                                      0.50         12/02/2009            24,270
        9,795   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009             9,795
        5,056   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             5,056
       26,293   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            26,293
       22,248   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            22,248
       60,676   BRYANT BANK FUNDING++                                                0.18         12/23/2009            60,669
       50,563   CAFCO LLC++                                                          0.17         12/09/2009            50,561
        2,225   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027             2,225
       48,541   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026            48,541
        6,472   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                                    0.35         06/01/2028             6,472
       50,563   CHARTA LLC++(p)                                                      0.17         12/09/2009            50,561
        5,365   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038             5,365
       10,113   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030            10,113
       61,376   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $61,376)                                          0.17         12/01/2009            61,376
       34,383   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            34,383
       24,270   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            24,270
       24,270   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            24,270
       29,327   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            29,327
       50,563   E.ON AG++                                                            0.17         12/21/2009            50,558

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      50,563   ENI FINANCE USA INCORPORATED++                                       0.17%        12/18/2009    $       50,559
       52,586   FORTIS FUNDING LLC++                                                 0.20         12/29/2009            52,578
       54,608   GDF SUEZ++                                                           0.17         12/15/2009            54,605
       40,451   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009            40,449
       50,523   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $50,523)                                                    0.17         12/01/2009            50,523
       50,563   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009            50,560
       10,113   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009            10,113
       42,473   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            42,468
      376,380   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010           139,976
       33,250   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037            33,250
        3,337   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             3,337
       16,382   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034            16,382
        5,784   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                                     0.30         07/01/2029             5,784
        4,045   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             4,045
       40,451   ING USA FUNDING LLC                                                  0.19         12/07/2009            40,449
       10,113   ING USA FUNDING LLC                                                  0.18         12/09/2009            10,112
      155,278   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $155,279)           0.17         12/01/2009           155,278
       20,225   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            20,225
       10,113   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009            10,113
        6,068   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025             6,068
       60,676   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009            60,676
       12,135   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009            12,134
       40,451   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            40,451
       16,180   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            16,179
        9,101   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009             9,101
       30,338   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            30,335
        9,101   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033             9,101
       50,159   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034            50,159
        5,552   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036             5,552
       42,473   NATIXIS                                                              0.27         12/07/2009            42,473
        4,045   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             4,045
       44,496   NEW YORK STATE DORMITORY AUTHORITY                                   0.22         07/01/2034            44,496
       40,451   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            40,451
       50,563   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            50,560
        9,900   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034             9,900
       20,458   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,458)                  0.18         12/01/2009            20,458
        7,079   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009             7,079
       33,614   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            33,613
       10,113   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009            10,111
       36,405   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            36,405
       28,315   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            28,315
       40,451   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009            40,447
        2,528   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009             2,528
       40,451   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009            40,450
       50,563   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                    0.18         12/18/2009            50,559
       12,135   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009            12,134
       41,053   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009            41,052
       13,349   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032            13,349
       40,451   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009            40,451
       60,676   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010            60,676
        6,068   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040             6,068
    1,158,349   VFNC CORPORATION+/-(a)++(i)                                          0.24         09/30/2010           579,174

                   94 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       2,528   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15%        12/01/2009    $        2,528
       10,113   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009            10,112
       33,511   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009            33,509
                                                                                                                     3,263,481
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,794,890)                                                            3,845,969
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 4.42%
   19,480,123   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                      0.13                           19,480,123
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,480,123)                                                                     19,480,123
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $462,661,043)*                                                   99.63%                                      439,108,537
OTHER ASSETS AND LIABILITIES, NET                                       0.37                                         1,621,146
                                                                      ------                                    --------------
TOTAL NET ASSETS                                                      100.00%                                   $  440,729,683
                                                                      ======                                    --------------

----------
+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(0)(0) Stepped coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

SS These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(i)  Illiquid security.

#### This security is currently in default with regard to scheduled interest and/or principal payments.

(p)  Asset-backed commercial paper.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $19,480,123.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $463,161,924 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 15,646,724
Gross unrealized depreciation    (39,700,111)
                                ------------
Net unrealized depreciation     $(24,053,387)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 24.69%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.85%
$   4,432,509   FHLMC #1B4052+/-                                                     4.67%         04/01/2038   $    4,643,051
    3,183,891   FHLMC #1G0052+/-                                                     4.77          02/01/2035        3,286,313
       93,343   FHLMC #786614+/-                                                     3.76          08/01/2025           96,330
       74,167   FHLMC #845151+/-                                                     3.01          06/01/2022           76,001
       10,825   FHLMC #846367+/-                                                     3.67          04/01/2029           11,056
    2,158,342   FHLMC #E02227                                                        6.00          11/01/2021        2,326,648
      687,092   FHLMC #E90573                                                        6.00          07/01/2017          745,652
      769,967   FHLMC #G90030                                                        7.50          07/17/2017          818,712
                                                                                                                    12,003,763
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 20.72%
      100,363   FNMA #155506+/-                                                      3.05          04/01/2022          101,766
      245,585   FNMA #190815+/-                                                      3.36          07/01/2017          242,675
      123,756   FNMA #253482                                                         8.50          10/01/2030          142,951
    1,654,892   FNMA #289517+/-                                                      2.66          04/01/2034        1,685,364
    3,897,480   FNMA #295541+/-                                                      4.17          10/01/2032        4,029,655
       28,215   FNMA #331866+/-                                                      3.80          12/01/2025           28,532
    2,037,301   FNMA #420263+/-                                                      2.72          10/01/2024        2,016,472
    1,838,955   FNMA #420264+/-                                                      2.76          07/01/2034        1,820,496
    3,288,388   FNMA #462209+/-                                                      5.65          04/01/2036        3,448,012
       15,160   FNMA #46698+/-                                                       3.82          12/01/2015           15,220
      735,636   FNMA #545927                                                         6.50          12/01/2015          795,958
    1,313,729   FNMA #631367                                                         5.50          02/01/2017        1,422,331
    1,653,032   FNMA #686043+/-                                                      2.78          07/01/2033        1,705,903
      948,902   FNMA #693015+/-                                                      3.06          06/01/2033          995,177
    4,086,579   FNMA #725802+/-                                                      4.43          08/01/2034        4,192,211
      601,349   FNMA #732003+/-                                                      2.12          09/01/2033          605,810
    1,556,500   FNMA #734329+/-                                                      3.01          06/01/2033        1,600,730
    1,193,967   FNMA #735572                                                         5.00          04/01/2014        1,239,584
    2,017,411   FNMA #735977+/-                                                      4.72          08/01/2035        2,100,426
    2,147,027   FNMA #739757+/-                                                      2.83          08/01/2033        2,207,570
    1,514,136   FNMA #741447+/-                                                      2.16          10/01/2033        1,551,382
    1,932,039   FNMA #741454+/-                                                      2.11          10/01/2033        1,981,888
    2,776,618   FNMA #745649+/-                                                      4.55          11/01/2035        2,892,404
    1,265,265   FNMA #750805+/-                                                      3.55          12/01/2033        1,309,361
    2,030,497   FNMA #764265+/-                                                      4.24          05/01/2034        2,113,970
      853,381   FNMA #783249+/-                                                      1.83          04/01/2044          853,144
    3,259,811   FNMA #783251+/-                                                      1.83          04/01/2044        3,259,617
    6,177,632   FNMA #789463+/-                                                      2.70          06/01/2034        6,344,241
    1,317,367   FNMA #806504+/-                                                      1.83          10/01/2034        1,317,060
    1,381,303   FNMA #806505+/-                                                      1.83          10/01/2044        1,380,917
    2,463,725   FNMA #826179+/-                                                      4.70          07/01/2035        2,570,385
    2,705,248   FNMA #834933+/-                                                      5.02          07/01/2035        2,785,654
    1,873,014   FNMA #849014+/-                                                      5.51          01/01/2036        1,962,125
    1,250,000   FNMA #874245                                                         5.48          01/01/2011        1,278,258
    2,528,361   FNMA #936591+/-                                                      5.66          04/01/2037        2,677,013
                                                                                                                    64,674,262
                                                                                                                --------------
SMALL BUSINESS ADMINISTRATION: 0.12%
       58,681   SBA #501224+/-                                                       2.00          06/25/2015           58,768
       11,527   SBA #502966+/-                                                       4.48          05/25/2015           11,682
       81,215   SBA #503405+/-                                                       3.63          05/25/2016           82,867

                   96 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
SMALL BUSINESS ADMINISTRATION (CONTINUED)
$     228,364     SBA #503611+/-                                                     3.13%        12/25/2021    $      232,951
                                                                                                                       386,268
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $74,906,442)                                                                          77,064,293
                                                                                                                --------------
ASSET BACKED SECURITIES: 20.54%
      108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY
                   SERIES 2001-HE2 CLASS A1+/-                                       0.76         06/15/2031            67,897
    2,291,025   BANK OF AMERICA SECURITIES AUTO TRUST SERIES
                   2006-G1 CLASS A4                                                  5.17         12/20/2010         2,296,316
    1,462,471   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A
                   CLASS A3B+/-                                                      0.71         06/25/2012         1,462,282
      441,790   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2008-A
                   CLASS A2B+/-                                                      1.39         12/27/2010           442,045
    3,000,000   CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                      0.28         10/15/2012         2,992,059
    1,700,000   CITIFINANCIAL AUTO ISSUANCE TRUST++                                  1.83         11/15/2012         1,705,949
    2,850,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS
                   A3+/-                                                             0.37         10/25/2025         2,801,411
      895,832   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2003-BC1 CLASS A1+/-                                              1.04         03/25/2033           664,849
      208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2003-SD2 CLASS A1+++/-                                            0.74         09/25/2032           150,267
      531,375   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2004-SD2 CLASS A1+++/-(i)                                         0.61         11/25/2033           397,615
      647,492   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2006-SD2 CLASS 1A1+++/-                                           0.59         11/25/2036           402,367
      190,680   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G
                   CLASS A+/-(i)                                                     0.61         12/15/2028           140,781
    1,400,765   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M
                   CLASS A1+/-                                                       0.48         02/15/2036           539,827
    1,691,060   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1
                   CLASS A+/-                                                        0.49         09/20/2023           864,956
      155,959   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-(i)                0.45         01/25/2024            84,785
      694,364   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                   0.53         10/25/2034           286,453
    1,249,259   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                   0.40         10/25/2034           538,418
    3,262,751   FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                   0.37         09/25/2029         1,466,887
    2,260,260   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A
                   CLASS A4L+++/-                                                    0.41         09/25/2020         2,233,136
    2,837,846   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A
                   CLASS A3+++/-                                                     0.50         08/26/2019         2,492,480
      231,911   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1
                   CLASS A+/-(i)                                                     0.70         07/25/2029           131,494
      126,693   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3
                   CLASS A+/-(i)                                                     0.70         03/15/2035            69,360
    1,983,048   GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                             0.59         01/25/2045         1,343,438
      502,385   GSAMP TRUST SERIES 2006-SD2 CLASS A1+++/-                            0.35         05/25/2036           458,911
    2,000,000   HARLEY-DAVIDSON MOTORCYCLE TRUSTT SERIES 2009-3
                   CLASS A2                                                          0.94         04/16/2012         2,000,295
    1,741,284   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
                   SERIES 2005-2 CLASS A1+/-                                         0.52         01/20/2035         1,596,551
    2,578,787   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1
                   CLASS A1+/-                                                       0.40         01/20/2036         2,248,779
    2,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS
                   A4                                                                5.21         03/17/2014         2,649,832
    2,000,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                0.36         06/27/2025         1,769,372
       65,725   LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES
                   2004-2 CLASS A+/-(i)                                              0.68         06/25/2034            38,902
    1,178,242   MELLON RESIDENTIAL FUNDING CORPORATION SERIES
                   1999-TBC3 CLASS A2+/-                                             0.73         10/20/2029         1,112,309
      708,401   MELLON RESIDENTIAL FUNDING CORPORATION SERIES
                   2001-TBC1 CLASS A1+/-                                             0.59         11/15/2031           656,390
      656,493   MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1
                   CLASS A3+/-                                                       0.29         03/15/2011           656,155
      276,852   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION
                   HELOC TRUST
                SERIES 2003-2 CLASS A+/-(i)                                          0.50         04/25/2016           173,933
    4,595,866   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES
                   2007-FF2 CLASS A+++/-                                             0.92         02/25/2042         4,315,059
    3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES
                   2006-2 CLASS AIO(C)                                               6.00         08/25/2011           289,575
    1,510,988   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3
                   CLASS A+/-                                                        0.74         12/25/2033           974,898
    1,814,426   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES
                   2002-KS8 CLASS A6(0)(0)                                           1.25         12/25/2032         1,358,253
    2,931,584   RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+++/-                      0.95         05/25/2047         2,648,100
      502,733   SASC SERIES 2006-GEL3 CLASS A1+++/-                                  0.36         07/25/2036           430,177
    1,568,784   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+++/-(i)                     0.43         11/25/2035           756,640
    1,243,182   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                      0.35         04/16/2018         1,223,070
    2,500,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                     0.35         09/15/2020         2,401,654
       55,305   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B
                   CLASS A3                                                          5.41         08/12/2011            55,536
    3,000,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1
                   CLASS A+/-                                                        0.28         06/15/2010         2,977,932
    3,000,000   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS
                   A2+++/-                                                           0.71         09/01/2019         2,998,836

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
$     405,760   USXL FUNDING LLC SERIES 2006-1A CLASS A++(i)                         5.38%         04/15/2014   $      405,875
       64,565   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2002-HE2 CLASS A+/-(i)                                            0.67          12/25/2032           41,619
      516,199   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2003-HE2 CLASS AII1+/-                                            0.50          06/25/2033          314,513
      647,114   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2004-HE1 CLASS A+/-                                               0.46          06/25/2034          326,380
    2,500,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                   CLASS A2+++/-                                                     0.27          05/15/2014        2,492,542
    3,000,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B
                   CLASS A4                                                          5.39          05/15/2013        3,169,267
TOTAL ASSET BACKED SECURITIES (COST $75,144,019)                                                                    64,116,427
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.66%
    2,037,503   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS
                   2A1+/-                                                            0.45          06/25/2037        1,009,719
    2,378,024   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2005-1 CLASS A3                                            4.88          11/10/2042        2,378,676
       50,721   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G
                   CLASS 2A1+/-                                                      4.42          07/20/2032           46,796
      194,416   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A
                   CLASS 2A2+/-                                                      5.42          02/25/2033          165,026
    1,755,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
                   2005-PWR9 CLASS A2                                                4.74          09/11/2042        1,755,700
      984,739   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14
                   CLASS 2A1+/-(i)                                                   0.45          05/25/2035          459,693
    1,437,543   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24
                   CLASS 2A1B+/-(i)                                                  1.94          07/20/2035          809,341
      792,999   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                   CLASS 3A1+/-                                                      1.99          08/25/2035          424,751
       12,855   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3
                   CLASS 1A1+/-                                                      0.38          04/25/2047            5,960
    1,513,413   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                   0.60          02/25/2035          705,595
    1,450,025   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                   0.57          02/25/2035          742,756
    2,284,834   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-                 0.64          11/25/2034        1,706,654
    1,970,165   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2001-CP4 CLASS A4                              6.18          12/15/2035        2,039,454
      242,518   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-AR17 CLASS 2A1+/-                         4.21          12/19/2039          227,831
       72,275   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2003-AR2 CLASS 2A1+/-                          4.59          02/25/2033           68,397
      862,030   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS
                   3A3+/-                                                            1.00          09/25/2033          683,608
      110,244   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31
                   CLASS A7+/-                                                       0.49          05/25/2031           93,888
      286,303   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35
                   CLASS A+/-                                                        0.52          09/25/2031          261,238
    1,562,171   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54
                   CLASS 3A                                                          7.00          02/25/2043        1,734,010
    1,806,475   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54
                   CLASS 4A+/-                                                       4.87          02/25/2043        1,783,628
    2,702,792   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55
                   CLASS 1A2                                                         7.00          03/25/2043        3,000,100
    2,173,267   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57
                   CLASS 1A2                                                         7.00          07/25/2043        2,412,327
    2,589,070   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58
                   CLASS 4A                                                          7.50          09/25/2043        2,934,549
    1,691,000   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63
                   CLASS 1A1+/-                                                      2.10          02/25/2045        1,592,600
      174,145   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1
                   CLASS 4A1+/-                                                      6.58          11/19/2032          156,762
      528,271   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                          7.50          05/25/2042          596,616
      271,390   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                        0.46          09/26/2033          205,279
      649,769   FNMA SERIES 2002-90 CLASS A2                                         6.50          11/25/2042          709,389
    1,370,488   FNMA SERIES 2003-W4 CLASS 3A                                         7.00          10/25/2042        1,511,819
    1,407,637   FNMA SERIES 2004-W2 CLASS 2A2                                        7.00          02/25/2044        1,552,800
    2,787,840   FNMA SERIES 2007-88 CLASS HC+/-                                      5.23          09/25/2037        2,930,593
       36,903   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                          0.48          08/25/2031           25,455
      629,468   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                             7.50          08/25/2042          701,464
       81,722   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                         0.60          02/25/2033           65,453
    1,211,593   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                   2005-C2 CLASS A2                                                  4.71          05/10/2043        1,220,945
    3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                   2005-C3 CLASS A4+/-                                               5.05          07/10/2045        3,012,236
      933,352   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-C1 CLASS A2                                           4.47          05/10/2043          935,338
      280,917   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3
                   CLASS A2+/-(i)                                                    0.80          03/25/2027          200,432
    2,054,418   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1
                   CLASS A1A+/-                                                      0.53          02/25/2036          919,336
    1,181,439   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2003-C2 CLASS A2                                           4.02          01/05/2036        1,190,299
    5,514,201   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-               0.64          06/25/2034        4,358,309

                   98 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,594,789   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS
                   1AF+++/-                                                          0.59%         03/25/2035   $    2,901,175
    3,407,713   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS
                   1AF+++/-                                                          0.59          09/25/2035        2,187,408
    1,227,369   GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+++/-                0.54          03/25/2035          872,548
    1,387,993   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS
                   3A2A+/-(i)                                                        0.58          01/19/2035          820,158
      507,957   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                        0.46          01/25/2011          218,668
    2,041,701   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                            6.31          05/25/2037          909,586
      268,573   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                           0.56          05/25/2037           83,634
      489,961   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES
                   2003-A2 CLASS 2A2+/-                                              2.12          02/25/2033          375,494
      879,593   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A
                   CLASS 2A2+/-                                                      1.21          03/25/2028          699,037
      917,753   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B
                   CLASS A1+/-                                                       0.58          04/25/2028          726,748
      686,747   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A
                   CLASS A1+/-                                                       0.47          04/25/2029          550,965
    1,169,286   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2003-HYB1 CLASS A3+/-                                             2.71          03/25/2033        1,021,084
      845,844   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC
                   TRUST SERIES 2003-1 CLASS A+/-(i)                                 0.78          11/25/2015          532,564
      356,832   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-             1.08          02/25/2033          245,856
      187,167   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-HS3 CLASS 2A+/-                                       0.58          08/25/2032           85,574
      235,082   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                   SERIES 2003-HS1 CLASS AII+/-                                      0.53          12/25/2032          133,971
      516,175   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-HS3 CLASS A+/-                                        0.50          09/25/2029          150,823
    1,429,205   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         0.64          10/20/2027        1,224,432
      427,046   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                     0.90          06/20/2033          344,205
    1,217,263   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                     0.56          01/20/2034          919,158
      554,838   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                           0.59          10/19/2026          415,146
    2,722,494   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                   CERTIFICATES SERIES 1999-20B CLASS 1                              5.95          02/01/2019        2,938,355
       31,982   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                   CERTIFICATES SERIES 2000-10C CLASS 1                              7.88          05/01/2010           32,640
      543,732   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2003-9A CLASS 2A1+/-                                              3.35          03/25/2033          499,124
      997,647   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2004-NP2 CLASS A+++/-                                             0.59          06/25/2034          541,184
      745,176   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2005-GEL4 CLASS A+/-                                              0.59          08/25/2035          642,026
    3,158,775   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2006-RF3 CLASS 1A1++                                              6.00          10/25/2036        2,499,466
      763,415   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2006-RM1 CLASS A1+++/-                                            0.49          08/25/2046          580,577
    2,042,050   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2007-RM1 CLASS A1+++/-                                            0.52          05/25/2047        1,315,488
    2,500,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2005-C20 CLASS A4+/-                                              5.29          07/15/2042        2,520,500
      549,711   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2003-AR1 CLASS A6+/-                                       3.77          03/25/2033          477,763
    1,918,381   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-AR1 CLASS A1A+/-(i)                                   0.68          01/25/2045        1,303,076
      755,632   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-AR6 CLASS 2A1A+/-(i)                                  0.47          04/25/2045          515,475
    2,131,111   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-C3 CLASS A4+/-                                        2.72          07/25/2047          747,006
    1,618,591   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR3 CLASS A1A+/-(i)                                   1.76          02/25/2046          889,585
    1,773,321   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR4 CLASS DA+/-                                       1.60          06/25/2046          674,159
    2,904,293   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR5 CLASS 5A+/-                                       1.62          07/25/2046        1,173,081
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $101,524,400)                                                       80,102,561
                                                                                                                --------------
CORPORATE BONDS & NOTES: 13.08%
DEPOSITORY INSTITUTIONS: 5.11%
    4,750,000   AMERICAN EXPRESS BANK FSB+/-                                         1.09          12/10/2010        4,795,006
    1,250,000   BB&T CORPORATION                                                     3.85          07/27/2012        1,303,641
    1,250,000   DEXIA CREDIT LOCAL++                                                 2.38          09/23/2011        1,285,158

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (CONTINUED)
$   3,000,000   GMAC LLC<<                                                           2.20%         12/19/2012   $    3,069,201
    1,750,000   REGIONS BANK RF+/-                                                   0.95          12/10/2010        1,762,486
    1,500,000   SOVEREIGN BANK+/-                                                    1.99          08/01/2013        1,456,325
    2,250,000   SUNTRUST BANK ATLANTA GA STI+/-                                      0.95          12/16/2010        2,266,796
                                                                                                                    15,938,613
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.57%
    1,700,000   DUKE ENERGY FIELD SERVICES LLC                                       7.88          08/16/2010        1,776,237
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
    COMPUTER EQUIPMENT: 0.73%
    2,250,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                  4.75          08/15/2010        2,286,997
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 1.11%
    3,450,000   GENERAL MILLS INCORPORATED+/-                                        0.41          01/22/2010        3,450,128
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 0.64%
    2,000,000   CVS CAREMARK CORPORATION+/-                                          0.66          06/01/2010        2,000,790
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.17%
      500,000   HEWLETT-PACKARD CORPORATION                                          2.95          08/15/2012          517,417
                                                                                                                --------------
INSURANCE CARRIERS: 0.62%
    2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I+++/-                              0.55          03/15/2012        1,948,594
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.57%
    2,150,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                    1.63          05/27/2010        2,156,233
    2,750,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.61          06/08/2012        2,770,053
    3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                               2.63          12/28/2012        3,109,725
                                                                                                                     8,036,011
                                                                                                                --------------
PHARMACEUTICALS: 0.34%
    1,000,000   PFIZER INCORPORATED                                                  4.45          03/15/2012        1,065,567
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.81%
    2,500,000   PROLOGIS TRUST                                                       5.25          11/15/2010        2,515,565
                                                                                                                --------------
TELECOMMUNICATIONS: 0.41%
    1,250,000   CELLCO PARTNERSHIP / VERIZON WIRELSS CAPITAL LLC                     3.75          05/20/2011        1,294,871
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $40,386,143)                                                                    40,830,790
                                                                                                                --------------
FOREIGN GOVERNMENT BONDS: 1.07%
    2,000,000   COMMONWEALTH BANK OF AUSTRALIA++                                     2.50          12/10/2012        2,063,112
    1,250,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                        2.25          06/11/2012        1,277,898
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,240,532)                                                                     3,341,010
                                                                                                                --------------
LOAN PARTICIPATION: 0.58%
      611,056   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                      1.38          10/15/2020          608,856
      677,518   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                0.98          06/25/2016          657,531
      574,000   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT                   5.37          09/08/2019          560,051
TOTAL LOAN PARTICIPATION (COST $1,863,779)                                                                           1,826,438
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 4.28%
    3,500,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT
                   LOAN REVENUE SERIES VIII-A2 (STUDENT LOAN
                   REVENUE)+/-(i)                                                    0.21          12/01/2032        3,500,000
    1,250,000   MILWAUKEE AREA TECHNICAL COLLEGE DISTRICT (PROPERTY
                   TAX REVENUE)                                                      1.85          12/01/2009        1,250,000
    1,605,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION
                   (OTHER REVENUE, AMBAC INSURED)                                    5.24          07/01/2011        1,637,870
      135,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING
                   REVENUE, GNMA INSURED)                                            5.57          09/01/2016          135,626

                  100 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
-------------   -------------                                                   -------------   -------------   --------------
MUNICIPAL BONDS & NOTES (continued)
$   3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION
                   DEFERRED INTEREST SERIES A
                   (PROPERTY TAX REVENUE, FGIC INSURED)##                            1.84%        06/30/2010    $    2,968,050
      550,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE, GO OF
                   AGENCY)                                                           6.04         10/01/2030           550,402
    3,340,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                   AUTHORITY MORTGAGE REVENUE
                   TAXABLE SERIES C-3 (HOUSING REVENUE, AGM FHA/VA
                   GUARANTEED)                                                       5.50         07/01/2026         3,322,298
TOTAL MUNICIPAL BONDS & NOTES (COST $13,286,348)                                                                    13,364,246
                                                                                                                --------------

   SHARES                                                                           YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 0.90%
   COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.13%
       98,426   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                               98,426
       98,426   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                               98,426
       98,426   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                               98,426
       98,426   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                               98,426
                                                                                                                       393,704
                                                                                                                --------------

  PRINCIPAL                                                                     INTEREST RATE
-------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.77%
$      19,138   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009            19,142
        6,835   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009             6,831
        6,835   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009             6,835
       20,505   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            20,505
       16,404   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            16,404
       23,240   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            23,239
          684   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009               683
       13,670   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            13,669
       41,011   BANK OF AMERICA                                                      0.18         12/23/2009            41,006
      118,863   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES (MATURITY VALUE $118,864)                       0.16         12/01/2009           118,863
       20,505   BANK OF IRELAND                                                      0.35         12/01/2009            20,505
       16,404   BANK OF IRELAND                                                      0.50         12/02/2009            16,404
        6,621   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009             6,621
        3,418   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             3,418
       17,771   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            17,771
       15,037   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            15,037
       41,011   BRYANT BANK FUNDING++                                                0.18         12/23/2009            41,006
       34,176   CAFCO LLC++                                                          0.17         12/09/2009            34,174
        1,504   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027             1,504
       32,809   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026            32,809
        4,374   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                                    0.35         06/01/2028             4,374
       34,176   CHARTA LLC++(p)                                                      0.17         12/09/2009            34,174
        3,626   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038             3,626
        6,835   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030             6,835
       41,484   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $41,484)               0.17         12/01/2009            41,484
       23,240   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            23,240
       16,404   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            16,404
       16,404   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            16,404
       19,822   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            19,822
       34,176   E.ON AG++                                                            0.17         12/21/2009            34,173
       34,176   ENI FINANCE USA INCORPORATED++                                       0.17         12/18/2009            34,173
       35,543   FORTIS FUNDING LLC++                                                 0.20         12/29/2009            35,537
       36,910   GDF SUEZ++                                                           0.17         12/15/2009            36,907
       27,341   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009            27,339

                  Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
 PRINCIPALS     SECURITY NAME                                                        RATE       MATURITY DATE       VALUE
-------------   -------------                                                   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      34,148   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES (MATURITY VALUE $34,148)                        0.17%        12/01/2009    $       34,148
       34,176   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009            34,173
        6,835   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009             6,835
       28,708   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            28,704
      360,515   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010           134,075
       22,474   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037            22,474
        2,256   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             2,256
       11,073   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034            11,073
        3,910   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029             3,910
        2,734   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             2,734
       27,341   ING USA FUNDING LLC                                                  0.19         12/07/2009            27,340
        6,835   ING USA FUNDING LLC                                                  0.18         12/09/2009             6,835
      104,952   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES (MATURITY VALUE $104,952)                       0.17         12/01/2009           104,952
       13,670   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            13,670
        6,835   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009             6,835
        4,101   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025             4,101
       41,011   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009            41,011
        8,202   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009             8,202
       27,341   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            27,341
       10,936   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            10,936
        6,152   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009             6,151
       20,505   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            20,503
        6,152   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033             6,152
       33,902   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034            33,902
        3,753   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036             3,753
       28,708   NATIXIS                                                              0.27         12/07/2009            28,708
        2,734   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             2,734
       30,075   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034            30,075
       27,341   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            27,341
       34,176   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            34,173
        6,692   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034             6,692
       13,828   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $13,828)               0.18         12/01/2009            13,828
        4,785   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009             4,785
       22,720   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            22,719
        6,835   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009             6,834
       24,607   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            24,606
       19,138   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            19,138
       27,341   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009            27,338
        1,709   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009             1,709
       27,341   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009            27,340
       34,176   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 0.18         12/18/2009            34,173
        8,202   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009             8,202
       27,748   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009            27,747
        9,022   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032             9,022
       27,341   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009            27,341
       41,011   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010            41,011
        4,101   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040             4,101
    1,109,523   VFNC CORPORATION+++/-(a)(i)                                          0.24         09/30/2010           554,761
        1,709   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009             1,709
        6,835   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009             6,835
       22,650   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009            22,649
                                                                                                                     2,408,555
                                                                                                                --------------

                  102 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

   SHARES       SECURITY NAME                                                        YIELD                           VALUE
-------------   -------------                                                   -------------                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,753,333)                                                       $    2,802,259
                                                                                                                --------------
SHORT-TERM INVESTMENTS: 5.71%
MUTUAL FUNDS: 5.71%
   17,814,871   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                      0.13%                          17,817,870
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,817,870)                                                                     17,817,870
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $330,922,866)*                                                    96.51%                                     301,265,894
OTHER ASSETS AND LIABILITIES, NET                                        3.49                                       10,890,245
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  312,156,139
                                                                       ------                                   --------------

----------
+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

ss These securities are subject to a demand feature which reduces the effective maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(0)(0) Stepped coupon bond. Interest rate presented is yield to maturity.

(p)  Asset-backed commercial paper.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $17,814,871.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $331,276,562 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  4,891,878
Gross unrealized depreciation    (34,902,546)
                                ------------
Net unrealized depreciation     $(30,010,668)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 35.02%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.32%
$      12,905   FHLMC #1B7562+/-                                                    5.98%         11/01/2037    $       13,716
    1,919,783   FHLMC #1G0784+/-                                                    5.69          03/01/2036         2,035,036
    1,988,558   FHLMC #1G1472+/-                                                    5.72          02/01/2037         2,112,950
   10,022,722   FHLMC #1G1522+/-                                                    6.00          01/01/2037        10,697,258
      670,584   FHLMC #1G1614+/-                                                    5.91          03/01/2037           715,136
    3,743,186   FHLMC #1G1708+/-                                                    6.13          04/01/2037         4,007,408
    1,605,068   FHLMC #1G1873+/-                                                    5.70          03/01/2036         1,702,744
    1,679,587   FHLMC #1G1961+/-                                                    5.98          05/01/2037         1,792,197
    1,743,626   FHLMC #1G1968+/-                                                    5.95          06/01/2037         1,859,047
       17,043   FHLMC #1G2254+/-                                                    6.37          10/01/2037            18,171
    1,478,326   FHLMC #1J1920+/-                                                    5.65          10/01/2038         1,565,101
       31,910   FHLMC #1Q0292+/-                                                    5.92          07/01/2037            34,010
    5,259,250   FHLMC #1Q0794+/-                                                    5.81          11/01/2038         5,602,382
   12,041,324   FHLMC #1Q0809+/-                                                    5.96          03/01/2038        12,827,614
    7,991,264   FHLMC #1Q0869+/-                                                    5.62          07/01/2038         8,483,403
      805,202   FHLMC #847703+/-                                                    5.97          01/01/2037           856,942
    7,393,717   FHLMC #848156+/-                                                    5.86          09/01/2038         7,911,277
    1,107,860   FHLMC #A78331                                                       6.00          03/01/2034         1,200,794
    2,923,483   FHLMC #A79090                                                       6.50          07/01/2034         3,190,594
    1,392,109   FHLMC #B15688                                                       5.50          07/01/2019         1,503,492
    1,233,406   FHLMC #E01279                                                       5.50          01/01/2018         1,332,955
    3,510,273   FHLMC #E01497                                                       5.50          11/01/2018         3,797,225
    2,085,763   FHLMC #E01539                                                       5.50          12/01/2018         2,256,265
    1,139,603   FHLMC #E01655                                                       5.50          06/01/2019         1,230,955
    4,554,121   FHLMC #G01737                                                       5.00          12/01/2034         4,790,810
   38,612,794   FHLMC #G01931                                                       5.50          10/01/2035        41,241,783
    5,364,230   FHLMC #G02199                                                       5.00          06/01/2036         5,636,318
   40,933,034   FHLMC #G04216                                                       5.50          12/01/2037        43,719,998
    9,169,859   FHLMC #G04794                                                       5.50          01/01/2036         9,794,198
      889,912   FHLMC #G11295                                                       5.50          09/01/2017           962,227
    1,446,920   FHLMC #G11594                                                       5.50          08/01/2019         1,562,915
       41,191   FHLMC #G11653                                                       5.50          12/01/2019            44,493
   18,012,860   FHLMC #G11713                                                       5.50          06/01/2020        19,456,891
    1,436,467   FHLMC #G11767                                                       5.50          08/01/2020         1,551,623
    2,384,092   FHLMC #G11944                                                       5.50          07/01/2020         2,574,844
    2,714,454   FHLMC #G12827                                                       5.50          02/01/2021         2,935,032
    2,079,950   FHLMC #G12888                                                       5.50          07/01/2018         2,248,968
      985,758   FHLMC #G13169                                                       5.50          06/01/2020         1,066,015
    2,341,214   FHLMC #G13330                                                       6.00          10/01/2019         2,539,144
   10,779,998   FHLMC #G13367                                                       5.50          12/01/2018        11,655,986
    1,379,045   FHLMC #G18003                                                       5.50          07/01/2019         1,489,383
    1,041,701   FHLMC #J02372                                                       5.50          05/01/2020         1,125,211
      973,586   FHLMC #J02373                                                       5.50          05/01/2020         1,051,635
    1,384,222   FHLMC #J02376                                                       6.00          05/01/2020         1,497,353
    7,846,264   FHLMC #P10040                                                       5.50          04/01/2018         8,346,536
                                                                                                                   242,038,035
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.39%
    6,303,000   FNMA                                                                4.00          01/25/2019         6,391,297
    9,098,000   FNMA                                                                4.29          07/25/2019         9,537,143
   10,064,000   FNMA                                                                5.00          03/25/2034        10,712,097
  102,900,000   FNMA%%                                                              4.50             TBA           105,617,177

                  104 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   3,200,000   FNMA%%                                                              5.00%            TBA        $    3,356,000
   22,400,000   FNMA%%                                                              6.00             TBA            23,954,000
    5,500,000   FNMA%%                                                              6.50             TBA             5,925,392
    1,828,978   FNMA #190129                                                        6.00          11/01/2023         1,970,140
    2,566,007   FNMA #190338                                                        5.50          07/01/2033         2,741,117
       99,201   FNMA #190375                                                        5.50          11/01/2036           105,722
      969,918   FNMA #254868                                                        5.00          09/01/2033         1,020,782
    6,299,839   FNMA #310017                                                        7.00          06/01/2035         6,975,841
      885,748   FNMA #357302                                                        5.50          11/01/2017           958,970
    2,008,456   FNMA #462361+/-                                                     6.33          07/01/2037         2,138,505
    3,702,352   FNMA #462404+/-                                                     6.28          09/01/2037         3,942,895
    1,409,002   FNMA #685185                                                        5.50          02/01/2018         1,524,599
      931,793   FNMA #725068                                                        5.50          01/01/2019         1,008,821
    7,484,001   FNMA #725423                                                        5.50          05/01/2034         7,994,726
    5,291,301   FNMA #725424                                                        5.50          04/01/2034         5,652,391
    8,654,822   FNMA #725598                                                        5.50          07/01/2034         9,241,389
       31,375   FNMA #725690                                                        6.00          08/01/2034            33,875
    4,412,775   FNMA #725773                                                        5.50          09/01/2034         4,711,844
    3,875,131   FNMA #725866                                                        4.50          09/01/2034         4,005,083
   10,787,162   FNMA #735036                                                        5.50          12/01/2034        11,518,245
    4,746,966   FNMA #735073                                                        6.00          10/01/2019         5,146,799
    2,257,397   FNMA #735421                                                        7.00          01/01/2035         2,516,926
   13,947,369   FNMA #735503                                                        6.00          04/01/2035        15,080,321
      859,933   FNMA #735504                                                        6.00          04/01/2035           931,399
    2,100,044   FNMA #735667                                                        5.00          07/01/2035         2,210,174
   21,334,313   FNMA #735676                                                        5.00          07/01/2035        22,453,114
    4,437,650   FNMA #745238                                                        6.00          12/01/2020         4,818,364
      284,179   FNMA #745418                                                        5.50          04/01/2036           303,261
      344,725   FNMA #745500                                                        5.50          12/01/2018           373,222
    2,025,156   FNMA #745751                                                        5.50          09/01/2035         2,163,357
    7,665,737   FNMA #878099                                                        6.00          04/01/2036         8,242,913
    2,418,569   FNMA #888560                                                        6.00          11/01/2035         2,615,030
    2,356,361   FNMA #888635                                                        5.50          09/01/2036         2,517,164
    1,421,490   FNMA #888911+/-                                                     6.11          11/01/2037         1,519,827
    3,405,976   FNMA #888941+/-                                                     6.02          10/01/2037         3,634,359
    8,197,964   FNMA #889069                                                        5.50          01/01/2021         8,875,662
    3,724,049   FNMA #889183                                                        5.50          09/01/2021         4,031,904
    5,764,181   FNMA #889213                                                        5.50          10/01/2020         6,237,084
   12,077,199   FNMA #889318                                                        5.50          07/01/2020        13,075,581
    5,685,507   FNMA #889568                                                        5.50          03/01/2020         6,155,509
    1,046,488   FNMA #889688                                                        5.50          12/01/2019         1,132,998
   12,781,990   FNMA #890141                                                        5.50          12/01/2020        13,838,635
    1,350,120   FNMA #893916+/-                                                     6.27          10/01/2036         1,440,268
    1,204,247   FNMA #905629+/-                                                     6.11          12/01/2036         1,288,003
    1,398,173   FNMA #906403+/-                                                     6.01          01/01/2037         1,491,679
    1,797,599   FNMA #906404+/-                                                     5.92          01/01/2037         1,917,150
    1,291,476   FNMA #909569+/-                                                     5.88          02/01/2037         1,376,420
    1,370,063   FNMA #910293+/-                                                     5.93          03/01/2037         1,459,915
    1,477,818   FNMA #914819+/-                                                     5.98          04/01/2037         1,575,186
    1,133,031   FNMA #917820+/-                                                     5.67          05/01/2037         1,203,181
    3,027,621   FNMA #917828+/-                                                     5.75          05/01/2037         3,218,877
    1,219,370   FNMA #917893+/-                                                     5.59          05/01/2037         1,292,857
    7,087,576   FNMA #931675                                                        5.50          01/01/2018         7,673,482
    9,074,631   FNMA #931676                                                        5.50          01/01/2019         9,819,129
    2,458,869   FNMA #942510                                                        6.00          08/01/2037         2,640,546

                  Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)

$      73,148   FNMA #945657+/-                                                      6.22%        09/01/2037    $       77,837
    2,716,248   FNMA #946228+/-                                                      6.12         09/01/2037         2,900,547
    8,130,426   FNMA #949739                                                         6.00         10/01/2037         8,731,157
    2,790,574   FNMA #973123+/-                                                      5.60         02/01/2038         2,966,981
   32,976,938   FNMA #983499                                                         5.50         07/01/2035        35,227,356
   41,403,137   FNMA #995023                                                         5.50         08/01/2037        44,183,293
    5,274,265   FNMA #995092                                                         6.50         12/01/2037         5,680,342
   32,734,949   FNMA #995182                                                         5.50         06/01/2020        35,420,578
   24,412,393   FNMA #995203                                                         5.00         07/01/2035        25,692,613
   23,807,387   FNMA #995226                                                         6.00         11/01/2038        25,566,436
   34,174,469   FNMA #995233                                                         5.50         10/01/2021        36,914,123
      459,028   FNMA #995284                                                         5.50         03/01/2020           496,975
    7,688,360   FNMA #995485                                                         6.00         04/01/2035         8,327,305
    4,315,879   FNMA #995486                                                         6.00         03/01/2036         4,674,552
    3,490,328   FNMA #995508                                                         6.00         12/01/2035         3,773,849
    2,070,596   FNMA #995511                                                         5.50         12/01/2018         2,241,766
    5,141,734   FNMA #995664                                                         4.50         11/01/2033         5,310,949
    5,895,886   FNMA #995763                                                         4.50         11/01/2035         6,093,605
      205,990   FNMA #AD0086+/-                                                      5.68         02/01/2039           218,934
    5,150,493   FNMA #AD0211                                                         5.50         05/01/2019         5,576,268
    3,929,620   FNMA #AD0212                                                         5.50         04/01/2021         4,252,013
                                                                                                                   659,635,826
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.31%
    7,570,674   GNMA #782044                                                         6.50         12/15/2032         8,212,149
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $883,982,624)                                                                        909,886,010
                                                                                                                --------------
ASSET BACKED SECURITIES: 7.11%
    3,792,000   BANK OF AMERICA AUTO MASTER TRUST++                                  2.67         12/15/2016         3,840,739
    2,451,000   BANK OF AMERICA AUTO TRUST SERIES 2009-2A CLASS A4++                 3.03         10/15/2016         2,508,596
    6,537,000   BANK OF AMERICA CREDIT CARD TRUST+/-                                 0.28         11/15/2019         5,875,891
   32,091,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-11 CLASS A+/-          0.27         04/15/2016        30,448,772
   11,905,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A12
                   CLASS A12+/-                                                      0.26         03/15/2014        11,665,870
   17,276,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A9 CLASS A9+/-         0.25         02/15/2013        17,152,506
   10,141,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3
                   CLASS A3                                                          5.05         02/15/2016        10,799,412
    1,169,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                      0.31         07/15/2014         1,150,469
      876,444   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                   CLASS A2A+/-                                                      0.28         12/25/2036           739,107
      797,436   DAIMLER CHRYSLER AUTO TRUST SERIES 2008-B CLASS A2B+/-               1.17         07/08/2011           798,441
    3,083,000   DISCOVER CARD EXECUTION NOTE TRUST+/-                                1.54         12/15/2014         3,090,800
    5,252,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-               0.33         06/16/2015         5,099,947
      412,000   DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                 0.32         01/19/2016           396,395
    4,351,000   DISCOVER CARD MASTER TRUST SERIES 2006-3 CLASS A1+/-                 0.27         03/15/2014         4,280,710
    3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++             5.26         04/25/2037         3,094,737
    3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A             4.25         02/15/2013         3,725,951
    4,143,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4              4.55         01/15/2017         4,367,827
    1,611,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4              3.32         02/15/2017         1,654,898
    1,905,000   HARLEY-DAVIDSON MOTORCYCLE TRUST                                     2.14         07/15/2014         1,904,634
    2,084,000   HARLEY-DAVIDSON MOTORCYCLE TRUST                                     2.54         04/15/2017         2,105,023
    1,629,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4                3.15         03/15/2016         1,677,429
    7,946,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CIB4 CLASS A3                                         6.16         05/12/2034         8,393,887
    9,361,000   MBNA CREDIT CARD MASTER TRUST SERIES 1997-B CLASS A+/-               0.40         08/15/2014         9,115,946
      419,995   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-            0.28         01/25/2037           394,976
      379,750   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-           0.29         12/25/2036           367,985
      726,958   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS
                   CLASS 2A1S+/-                                                     0.35         02/25/2047           551,778

                  106 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ASSET BACKED SECURITIES (continued)
$   2,170,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4           4.74%        08/17/2015    $    2,336,967
    3,527,000   NORDSTROM CREDIT CARD MASTER TRUST SERIES 2007-2 CLASS A+++/-        0.30         05/15/2015         3,312,896
    1,097,941   SLM STUDENT LOAN TRUST SERIES 2002-5 CLASS A4L+/-                    0.45         09/17/2018         1,088,815
      958,144   SLM STUDENT LOAN TRUST SERIES 2003-3 CLASS A4+/-                     0.52         12/15/2017           951,688
      672,863   SLM STUDENT LOAN TRUST SERIES 2003-6 CLASS A4+/-                     0.50         12/17/2018           669,061
   14,147,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                    1.90         12/15/2032        14,820,085
    3,207,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                     1.93         07/25/2022         3,340,771
    2,861,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                     1.98         07/25/2023         3,011,776
    5,956,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                     1.38         07/25/2023         6,076,430
    1,340,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-         0.34         06/15/2012         1,322,915
    9,290,000   TARGET CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-             0.30         10/27/2014         9,127,950
      641,457   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3            5.41         08/12/2011           644,139
      305,652   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3            5.26         11/14/2011           306,940
    2,248,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4             5.12         05/15/2014         2,424,460
TOTAL ASSET BACKED SECURITIES (COST $182,989,639)                                                                  184,637,619
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.94%
    3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                      5.42         04/15/2037         3,776,390
    3,083,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-          7.77         10/13/2026         3,277,386
    1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2002-PB2 CLASS B                                                  6.31         06/11/2035         1,201,718
      393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2004-2 CLASS A5                                                   4.58         11/10/2038           392,675
    3,636,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2007-2 CLASS A2+/-                                                5.63         04/10/2049         3,607,749
    2,828,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION
                   SERIES 2006-6 CLASS A2                                            5.31         10/10/2045         2,861,740
    1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2001-TOP4 CLASS A3                                         5.61         11/15/2033         1,082,289
    2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-PBW1 CLASS A2+/-                                      4.72         11/11/2035         2,738,355
    3,912,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-T0P8 CLASS A2                                         4.83         08/15/2038         4,025,279
    1,004,945   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2003-T12 CLASS A3+/-                                        4.24         08/13/2039         1,010,191
    1,459,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004 CLASS A3+/-                                           5.47         06/11/2041         1,515,268
    2,271,488   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-PWR4 CLASS A2+/-                                      5.29         06/11/2041         2,340,056
      649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-PWR6 CLASS A6                                         4.83         11/11/2041           649,631
    3,428,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-T16 CLASS A6+/-                                       4.75         02/13/2046         3,381,809
   24,737,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-PW10 CLASS A4+/-                                      5.41         12/11/2040        24,845,588
    1,979,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-PWR9 CLASS AAB                                        4.80         09/11/2042         2,030,977
    8,885,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES, CLASS A2                6.46         10/15/2036         9,395,809
    8,291,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-           6.98         01/17/2032         8,890,275
    7,494,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                   2001-J2A CLASS A2++                                               6.10         07/16/2034         7,798,502
    4,946,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                   2004-LB2A CLASS A4                                                4.72         03/10/2039         4,936,277
    2,664,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                   2004-LB3A CLASS A5+/-                                             5.48         07/10/2037         2,695,102
    4,815,184   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CF2 CLASS A4                                          6.51         02/15/2034         4,958,005
    1,056,247   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CK1 CLASS A3                                          6.38         12/18/2035         1,082,614
    3,996,663   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CKN5 CLASS A4                                         5.44         09/15/2034         4,137,093
      907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CKN2 CLASS A3                                         6.13         04/15/2037           957,571
    1,473,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CP5 CLASS A2                                          4.94         12/15/2035         1,515,275
    1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-CK2 CLASS A4                                          4.80         03/15/2036         1,280,204
    1,831,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-CPN1 CLASS A2                                         4.60         03/15/2035         1,860,312
      523,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C1 CLASS A3                                           4.81         02/15/2038          525,724
    1,869,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C5 CLASS A4+/-                                        5.10         08/15/2038        1,837,427
    1,913,942   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1
                   CLASS A1B                                                         7.18         11/10/2033        1,958,374

                  Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,752,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES
                   SERIES K003 CLASS AAB                                             4.77%        05/25/2018    $    3,967,515
      328,000   FHLMC SERIES 2542 CLASS ES                                           5.00         12/15/2017           351,020
    3,954,000   FHLMC SERIES 2558 CLASS BD                                           5.00         01/15/2018         4,260,276
    7,216,000   FHLMC SERIES 2590 CLASS BY                                           5.00         03/15/2018         7,775,921
    2,815,000   FHLMC SERIES 2590 CLASS NU                                           5.00         06/15/2017         2,952,962
    2,421,000   FHLMC SERIES 2676 CLASS CY                                           4.00         09/15/2018         2,524,557
    1,934,000   FHLMC SERIES 2690 CLASS TV                                           4.50         11/15/2025         2,017,998
      347,000   FHLMC SERIES 2694 CLASS QG                                           4.50         01/15/2029           365,237
      626,156   FHLMC SERIES 2727 CLASS PW                                           3.57         06/15/2029           639,511
    1,773,000   FHLMC SERIES 2765 CLASS CT                                           4.00         03/15/2019         1,828,863
    2,558,000   FHLMC SERIES 2790 CLASS TN                                           4.00         05/15/2024         2,611,541
    2,932,000   FHLMC SERIES 2843 CLASS BC                                           5.00         08/15/2019         3,152,155
    1,093,000   FHLMC SERIES 2875 CLASS HB                                           4.00         10/15/2019         1,119,326
    3,317,000   FHLMC SERIES 2934                                                    5.00         01/15/2034         3,533,118
    4,221,000   FHLMC SERIES 2985 CLASS JR                                           4.50         06/15/2025         4,399,194
       25,000   FHLMC SERIES 3008 CLASS JM                                           4.50         07/15/2025            26,094
    2,571,157   FHLMC SERIES 3028 CLASS PG                                           5.50         09/15/2035         2,787,837
    5,923,727   FHLMC SERIES 3052                                                    5.25         10/15/2034         6,291,182
      243,000   FHLMC SERIES 3234                                                    4.50         10/15/2036           242,148
    5,094,000   FHLMC SERIES 3289 CLASS PC                                           5.00         12/15/2032         5,358,599
    3,799,988   FHLMC SERIES 3325 CLASS JL                                           5.50         06/15/2037         4,099,773
    2,607,000   FHLMC SERIES 3372 CLASS BD                                           4.50         10/15/2022         2,748,221
    1,554,873   FHLMC SERIES 3465 CLASS HA                                           4.00         07/15/2017         1,623,736
    6,581,000   FHLMC SERIES K004 CLASS A2                                           4.19         08/25/2019         6,726,952
    1,054,453   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                   CLASS 2A10                                                        6.00         11/25/2036           843,657
    1,264,816   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                   CLASS A2                                                          7.20         10/15/2032         1,295,369
    1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                   CLASS B                                                           6.42         12/12/2033         1,611,605
   32,093,124   FNMA SERIES 2001-81 CLASS HE                                         6.50         01/25/2032        34,986,518
    3,117,000   FNMA SERIES 2002-94 CLASS HQ                                         4.50         01/25/2018         3,315,022
      438,627   FNMA SERIES 2003-108 CLASS BE                                        4.00         11/25/2018           455,843
      750,000   FNMA SERIES 2003-125 CLASS AY                                        4.00         12/25/2018           776,925
    2,952,000   FNMA SERIES 2003-3 CLASS HJ                                          5.00         02/25/2018         3,163,545
    1,529,000   FNMA SERIES 2004-3 CLASS HT                                          4.00         02/25/2019         1,581,100
    1,517,862   FNMA SERIES 2004-60 CLASS PA                                         5.50         04/25/2034         1,620,086
    2,162,000   FNMA SERIES 2004-80 CLASS LE                                         4.00         11/25/2019         2,235,002
    1,298,000   FNMA SERIES 2004-81 CLASS KE                                         4.50         11/25/2019         1,380,199
    1,319,071   FNMA SERIES 2005-58 CLASS MA                                         5.50         07/25/2035         1,435,792
    2,897,000   FNMA SERIES 2007-113 CLASS DB                                        4.50         12/25/2022         3,046,843
    4,806,101   FNMA SERIES 2007-30 CLASS MA                                         4.25         02/25/2037         5,033,738
    5,281,647   FNMA SERIES 2007-39 CLASS NA                                         4.25         01/25/2037         5,531,237
    8,218,795   FNMA SERIES 2007-77 CLASS MH                                         6.00         12/25/2036         8,891,588
      760,000   FNMA SERIES 2008-66 CLASS B                                          5.00         08/25/2023           812,864
        2,044   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                CLASS A3                                                             6.03         08/11/2033             2,070
      494,175   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                   CLASS A1                                                          5.56         06/10/2038           507,053
    3,952,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                   CLASS A3                                                          6.27         12/10/2035         4,208,665
   11,088,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4
                   CLASS A4+/-                                                       5.51         11/10/2045        11,059,442
      241,303   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C2 CLASS A2+/-                                               7.46         08/16/2033           244,859
    4,716,512   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2001-C2 CLASS A2                                                  6.70         04/15/2034         4,914,375
    4,436,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2002-C3 CLASS A2                                                  4.93         07/10/2039         4,594,908
    1,228,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C2 CLASS A2+/-                                               5.67         05/10/2040         1,291,622
    2,528,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C3 CLASS A4                                                  5.02         04/10/2040         2,591,104
   90,400,000   GNMA%%                                                               4.50             TBA           92,547,804
    1,693,000   GNMA SERIES 2006-37 CLASS JG                                         5.00         07/20/2036         1,796,325
    1,348,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG CLASS AAB+/-                                              5.19         04/10/2037         1,377,444

                  108 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   2,007,500   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG3 CLASS A4+/-                                              4.80%        08/10/2042    $    1,930,979
    5,227,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG5 CLASS A5+/-                                              5.22         04/10/2037         4,876,627
    6,402,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2006-GG7 CLASS A4+/-                                              6.12         07/10/2038         5,812,887
    1,705,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2007-GG1 CLASS A6+/-                                              5.14         06/10/2036         1,664,865
    7,745,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
                   A2+++/-                                                           6.45         08/05/2018         8,107,688
      274,298   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                   CLASS C+/-                                                        7.18         05/15/2031           273,762
    5,397,233   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES 2001 CLASS A3          6.26         03/15/2033         5,540,512
      445,730   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2000-C10 CLASS A2+/-                                       7.37         08/15/2032           446,121
    1,040,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-C1 CLASS A3                                           5.86         10/12/2035         1,076,845
    6,310,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CIB3 CLASS A3                                         6.47         11/15/2035         6,616,816
    1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CIB5 CLASS A2                                         5.16         10/12/2037         1,199,753
      350,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-PM1A CLASS A4+/-                                      5.33         08/12/2040           362,771
    2,865,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2004-CB9 CLASS A4+/-                                       5.56         06/12/2041         2,909,507
    1,841,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP4 CLASS A4+/-                                      4.92         10/15/2042         1,832,106
    3,316,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006+/-                                                    5.48         12/12/2044         3,176,403
    2,488,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006-LDP7 CLASS A2+/-                                      6.05         04/15/2045         2,548,888
    1,011,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2007-CB19 CLASS A2+/-                                      5.82         02/12/2049         1,024,246
   11,977,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2007-LDPX CLASS A2S                                        5.31         01/15/2049        11,587,339
    2,114,612   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                   CLASS A2                                                          7.37         08/15/2026         2,151,907
    3,753,964   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
                   CLASS A2                                                          6.51         12/15/2026         3,872,149
    1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                   CLASS A2                                                          6.65         11/15/2027         1,428,934
    6,652,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                   CLASS A4                                                          5.59         06/15/2031         7,033,289
    1,500,444   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                   CLASS A4                                                          4.56         09/15/2026         1,545,394
    2,763,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                   CLASS A5                                                          4.85         09/15/2031         2,879,717
    2,304,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3
                   CLASS A4                                                          4.17         05/15/2032         2,319,804
    1,233,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
                   CLASS A5                                                          4.63         10/15/2029         1,218,300
    2,423,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                   CLASS A3                                                          5.40         02/15/2040         2,369,145
      634,000   LEHMAN BROTHERS UBS COMMERCIALL MORTGAGE TRUST SERIES 2007-C2
                   CLASS AAB                                                         5.40         02/15/2040           621,246
    3,488,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                   2006-1 CLASS A2+/-                                                5.44         02/12/2039         3,518,634
    5,278,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-            5.24         11/12/2035         5,462,484
    2,003,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A+/-           4.95         07/12/2038         1,987,636
    3,252,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                    5.15         06/13/2041         3,353,358
    9,938,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                    4.97         04/14/2040         9,930,847
    6,437,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4+/-                 5.54         06/15/2038         6,488,715
    1,311,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                    5.17         01/14/2042         1,328,735
    5,917,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                   4.99         08/13/2042         5,802,158
      306,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                    4.52         12/13/2041           309,079
    1,043,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5                    4.78         12/13/2041         1,050,976
    3,402,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A2                    5.37         03/12/2044         3,429,465
    4,288,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A4+/-                 5.56         03/12/2044         4,092,077
    1,157,000   MORGAN STANLEY CAPITAL I SERIES 2007-HQ11 CLASS A31                  5.44         02/12/2044         1,123,413
    8,998,800   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS
                   A4                                                                6.39         10/15/2035         9,484,457
    1,030,565   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3         6.51         04/15/2034         1,095,044
      871,810   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4        5.74         12/15/2035           918,732
   12,100,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2        4.92         03/12/2035        12,397,479

                  Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   5,024,931   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4        5.01%         04/15/2038   $    5,195,864
    2,979,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4        4.80          01/13/2041        2,961,999
    5,471,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB       5.04          01/14/2042        5,647,743
    4,821,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS
                   AAB+/-                                                            5.35          11/14/2042        5,038,081
    4,077,000   MORGAN STANLEY DEAN WITTER CAPTIAL I SERIES 2003-TOP9 CLASS A2       4.74          11/13/2036        4,189,219
    7,476,092   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C         6.69          03/15/2030        8,017,761
    4,511,802   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2         6.59          12/18/2033        4,600,552
    1,766,169   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                   CLASS A2                                                          4.47          03/18/2036        1,821,085
      100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2
                   CLASS A+/-                                                        0.76          02/25/2028           86,988
    4,514,330   US BANK NA SERIES 2007-1 CLASS A                                     5.92          05/25/2012        4,807,897
    2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1
                   CLASS A4                                                          6.29          04/15/2034        2,855,820
    1,969,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                   A3+/-                                                             4.96          08/15/2035        1,963,644
      381,633   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7
                   CLASS A1++                                                        4.24          10/15/2035          384,948
    1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                   CLASS A3                                                          4.45          11/15/2035        1,678,025
    1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
                   CLASS A4                                                          5.03          01/15/2041        1,496,231
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $573,799,825)                                                      596,069,151
                                                                                                                --------------
CORPORATE BONDS & NOTES: 17.51%
BANKING: 1.86%
   10,815,000   ACHMEA HYPOTHEEKBANK NV++                                            3.20          11/03/2014       11,084,348
    4,420,000   COMMONWEALTH BANK OF AUSTRALIA++                                     3.75          10/15/2014        4,527,424
    4,340,000   COMMONWEALTH BANK OF AUSTRALIA++                                     5.00          10/15/2019        4,458,521
    7,675,000   NIBC BANK NV++                                                       2.80          12/02/2014        7,685,162
    3,265,000   NIBC BANK NV                                                         4.88          11/19/2019        3,314,906
    4,245,000   NORDEA BANK AB++                                                     2.50          11/13/2012        4,283,146
    4,960,000   NORDEA BANK AB++                                                     3.70          11/13/2014        5,046,130
    7,880,000   WESTPAC BANKING CORPORATION                                          2.25          11/19/2012        7,940,187
                                                                                                                    48,339,824
                                                                                                                --------------
BIOTECHNOLOGY: 0.18%
    4,160,000   AMGEN INCORPORATED                                                   6.40          02/01/2039        4,787,374
                                                                                                                --------------
CHEMICALS: 0.56%
    5,220,000   DOW CHEMICAL COMPANY                                                 4.85          08/15/2012        5,517,733
    7,670,000   DOW CHEMICAL COMPANY                                                 8.55          05/15/2019        9,064,820
                                                                                                                    14,582,553
                                                                                                                --------------
COMMUNICATIONS: 1.16%
   11,435,000   CELLCO PART/VERI WIRELESS                                            7.38          11/15/2013       13,319,511
    5,241,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38          03/15/2013        6,135,644
    4,470,000   GRUPO TELEVISA SA++                                                  6.63          01/15/2040        4,449,304
    6,181,000   QWEST CORPORATION                                                    7.50          10/01/2014        6,320,073
                                                                                                                    30,224,532
                                                                                                                --------------
COMPUTER HARDWARE: 0.08%
    1,780,000   DELL INCORPORATED                                                    5.88          06/15/2019        1,953,534
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 1.81%
   10,290,000   BANK OF AMERICA CORPORATION                                          7.38          05/15/2014       11,550,803
    3,175,000   BANK OF AMERICA CORPORATION                                          6.00          09/01/2017        3,286,077
    3,405,000   BANK OF AMERICA CORPORATION                                          5.75          12/01/2017        3,472,623
    3,610,000   CAPITAL ONE BANK USA NA                                              8.80          07/15/2019        4,275,298
    9,195,000   CITIGROUP INCORPORATED                                               1.88          10/22/2012        9,323,068
    5,529,000   JPMORGAN CHASE & COMPANY                                             5.38          10/01/2012        6,062,023

                  110 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (CONTINUED)
$   4,325,000   JPMORGAN CHASE & COMPANY<<                                           4.65%        06/01/2014    $    4,620,142
    4,380,000   MORGAN STANLEY                                                       5.63         09/23/2019         4,436,204
                                                                                                                    47,026,238
                                                                                                                --------------
ELECTRIC UTILITIES: 0.09%
    2,245,000   PROGRESS ENERGY INCORPORATED                                         6.85         04/15/2012         2,467,812
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.55%
    9,430,000   DOMINION RESOURCES INCORPORATED PUTTABLESS                           8.88         01/15/2019        12,077,642
    5,111,000   DPL INCORPORATED                                                     6.88         09/01/2011         5,520,514
    4,290,000   DUKE ENERGY CORPORATION                                              6.30         02/01/2014         4,785,281
    1,505,000   FIRSTENERGY SOLUTIONS CORPORATION++                                  4.80         02/15/2015         1,564,091
    4,750,000   FIRSTENERGY SOLUTIONS CORPORATION++                                  6.05         08/15/2021         4,972,348
    1,910,000   FIRSTENERGY SOLUTIONS CORPORATION++                                  6.80         08/15/2039         1,984,717
    8,550,000   NEVADA POWER COMPANY SERIES A                                        8.25         06/01/2011         9,297,492
                                                                                                                    40,202,085
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
    EQUIPMENT: 0.48%
    1,285,000   CISCO SYSTEMS INCORPORATED                                           5.90         02/15/2039         1,345,700
    1,245,000   EXELON GENERATION COMPANY LLC                                        5.20         10/01/2019         1,288,406
    2,505,000   EXELON GENERATION COMPANY LLC                                        6.25         10/01/2039         2,616,265
    6,592,000   HEWLETT-PACKARD COMPANY                                              4.75         06/02/2014         7,186,941
                                                                                                                    12,437,312
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.36%
    7,870,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                        7.75         01/15/2019         9,438,483
                                                                                                                --------------
HEALTH SERVICES: 0.17%
    4,639,000   COVENTRY HEALTH CARE INCORPORATED                                    5.95         03/15/2017         4,308,555
                                                                                                                --------------
INSURANCE CARRIERS: 0.30%
    2,930,000   LIBERTY MUTUAL GROUP++                                               7.50         08/15/2036         2,636,188
    4,835,000   UNITEDHEALTH GROUP INCORPORATED                                      6.88         02/15/2038         5,172,193
                                                                                                                     7,808,381
                                                                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.17%
    4,295,000   VALE OVERSEAS LIMITED                                                6.88         11/10/2039         4,439,488
                                                                                                                --------------
MOTION PICTURES: 0.09%
    2,090,000   NEWS AMERICA INCORPORATED++                                          6.90         08/15/2039         2,277,323
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.04%
    3,745,000   AMERICAN EXPRESS COMPANY                                             7.25         05/20/2014         4,279,044
    3,093,000   AMERICAN EXPRESS COMPANY                                             8.15         03/19/2038         3,904,306
    4,000,000   CREDIT SUISSE NEW YORK                                               6.00         02/15/2018         4,278,596
    7,595,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                             6.00         10/01/2017         8,137,579
    4,525,000   JPMORGAN CHASE CAPITAL XXV                                           6.80         10/01/2037         4,463,256
    1,800,000   PRIVATE EXPORT FUNDING CORPORATION                                   3.05         10/15/2014         1,850,332
                                                                                                                    26,913,113
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.77%
    6,775,000   ANADARKO PETROLEUM CORPORATION                                       8.70         03/15/2019         8,485,660
    5,380,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                              2.90         10/15/2014         5,496,305

                  Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
OIL & GAS EXTRACTION (CONTINUED)
$   3,295,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                              6.88%        01/20/2040    $    3,437,720
    2,075,000   VALERO ENERGY CORPORATION                                            9.38         03/15/2019         2,505,419
                                                                                                                    19,925,104
                                                                                                                --------------
PHARMACEUTICALS: 0.44%
    7,946,000   PFIZER INCORPORATED                                                  5.35         03/15/2015         8,890,414
    2,115,000   SCHERING-PLOUGH CORPORATION                                          6.55         09/15/2037         2,496,980
                                                                                                                    11,387,394
                                                                                                                --------------
PIPELINES: 0.78%
    3,240,000   ENERGY TRANSFER PARTNERS LP                                          8.50         04/15/2014         3,788,898
    4,580,000   ENERGY TRANSFER PARTNERS LP                                          9.00         04/15/2019         5,582,594
   10,670,000   KINDER MORGAN INCORPORATED                                           6.50         09/01/2012        10,963,425
                                                                                                                    20,334,917
                                                                                                                --------------
REAL ESTATE: 0.76%
    4,690,000   WEA FINANCE LLC++                                                    7.50         06/02/2014         5,215,585
    8,720,000   WEA FINANCE LLC++                                                    7.13         04/15/2018         9,386,164
    4,825,000   WEA FINANCE LLC++                                                    6.75         09/02/2019         5,070,023
                                                                                                                    19,671,772
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.41%
    1,440,000   HCP INCORPORATED SERIES MTN                                          6.30         09/15/2016         1,449,851
    1,630,000   HCP INCORPORATED SERIES MTN                                          6.70         01/30/2018         1,649,516
    5,010,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                          5.65         12/15/2013         5,099,779
      880,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                          6.00         01/30/2017           866,845
    1,450,000   MACK-CALI REALTY CORPORATION                                         7.75         08/15/2019         1,546,447
                                                                                                                    10,612,438
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.37%
    2,420,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                       6.95         08/10/2012         2,719,456
    9,647,000   GOLDMAN SACHS CAPITAL II+/-                                          5.79         12/29/2049         7,090,545
    6,755,000   GOLDMAN SACHS GROUP INCORPORATED                                     5.45         11/01/2012         7,348,238
    3,180,000   GOLDMAN SACHS GROUP INCORPORATED                                     5.13         01/15/2015         3,375,624
    6,420,000   GOLDMAN SACHS GROUP INCORPORATED                                     6.75         10/01/2037         6,607,702
    6,617,000   LAZARD GROUP LLC                                                     7.13         05/15/2015         6,907,744
    6,742,000   LAZARD GROUP LLC                                                     6.85         06/15/2017         6,914,656
    6,985,000   MORGAN STANLEY                                                       6.00         05/13/2014         7,611,575
    2,900,000   MORGAN STANLEY                                                       7.25         04/01/2032         3,326,747
    3,205,000   MORGAN STANLEY SERIES MTN                                            5.25         11/02/2012         3,438,372
    6,020,000   MORGAN STANLEY SERIES MTN                                            5.95         12/28/2017         6,327,917
                                                                                                                    61,668,576
                                                                                                                --------------
TELECOMMUNICATIONS: 1.28%
    1,630,000   AMERICA MOVIL SAB DE CV                                              5.55         02/01/2014         1,796,355
    6,674,000   AMERICA MOVIL SAB DE CV++                                            5.00         10/16/2019         6,735,234
    6,730,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                    3.75         05/20/2011         6,971,587
    3,655,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                    8.50         11/15/2018         4,669,040
    7,855,000   CISCO SYSTEMS INCORPORATED                                           4.45         01/15/2020         7,989,815
    5,205,000   CISCO SYSTEMS INCORPORATED                                           5.50         01/15/2040         5,174,931
                                                                                                                    33,336,962
                                                                                                                --------------
TOBACCO PRODUCTS: 0.33%
    7,035,000   ALTRIA GROUP INCORPORATED                                            9.70         11/10/2018         8,704,462
                                                                                                                --------------

                  112 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.47%
$   2,750,000   CAREFUSION CORPORATION++                                            4.13%         08/01/2012    $    2,867,310
    5,270,000   CAREFUSION CORPORATION++                                            5.13          08/01/2014         5,632,734
    3,300,000   CAREFUSION CORPORATION++                                            6.38          08/01/2019         3,657,347
                                                                                                                    12,157,391
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $426,160,046)                                                                  455,005,623
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 4.19%
   14,930,000   BP CAPITAL MARKETS PLC                                              3.88          03/10/2015        15,733,129
    5,350,000   BRITISH SKY BROADCASTING GROUP PLC++                                9.50          11/15/2018         7,046,662
    3,460,000   BRITISH TELECOM PLC                                                 9.63          12/15/2030         4,429,298
    4,830,000   CREDIT SUISSE NEW YORK                                              5.00          05/15/2013         5,216,081
    2,765,000   FRANCE TELECOM SA                                                   7.75          03/01/2011         2,984,826
    2,875,000   HSBC HOLDINGS PLC                                                   6.80          06/01/2038         3,170,360
    2,320,000   HUSKY ENERGY INCORPORATED                                           5.90          06/15/2014         2,549,875
    4,162,000   HUSKY ENERGY INCORPORATED                                           7.25          12/15/2019         4,864,641
    6,400,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                             7.88          03/15/2019         7,476,998
    4,630,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY
                   LIMITED III++                                                    4.50          09/30/2012         4,792,045
    5,195,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY
                   LIMITED III<<++                                                  5.50          09/30/2014         5,455,389
    4,160,000   RIO TINTO FINANCE USA LIMITED                                       5.88          07/15/2013         4,565,974
    3,515,000   RIO TINTO FINANCE USA LIMITED                                       9.00          05/01/2019         4,480,440
    1,630,000   ROGERS CABLE INCORPORATED                                           5.50          03/15/2014         1,768,261
    9,422,000   ROGERS WIRELESS INCORPORATED                                        6.38          03/01/2014        10,577,608
    7,500,000   SHELL INTERNATIONAL FINANCE                                         4.00          03/21/2014         7,985,385
    4,990,000   SUNCOR ENERGY INCORPORATED                                          6.50          06/15/2038         5,300,313
    3,565,000   TELEFONICA EMISIONES SAU                                            5.98          06/20/2011         3,800,775
    2,355,000   THOMSON REUTERS CORPORATION                                         5.95          07/15/2013         2,645,845
    3,805,000   WESTFIELD GROUP++                                                   5.40          10/01/2012         3,987,065
TOTAL FOREIGN CORPORATE BONDS (COST $101,773,903)                                                                  108,830,970
                                                                                                                --------------
FOREIGN GOVERNMENT BONDS: 4.29%
    4,890,000   BARCLAYS BANK PLC SERIES 1                                          5.00          09/22/2016         5,071,937
    3,860,000   CENOVUS ENERGY INCORPORATED++                                       5.70          10/15/2019         4,092,550
    3,205,000   ENEL FINANCE INTERNATIONAL SA++                                     6.00          10/07/2039         3,285,939
    3,095,000   ENEL FINANCIAL INTERNATIONAL SA++                                   5.13          10/07/2019         3,197,277
    3,275,000   EXPORT-IMPORT BANK OF KOREA                                         5.50          10/17/2012         3,506,346
    5,375,000   EXPORT-IMPORT BANK OF KOREA                                         5.88          01/14/2015         5,835,111
    3,675,000   FEDERAL REPUBLIC OF BRAZIL                                          5.63          01/07/2041         3,546,375
   10,605,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                           4.63          09/11/2015        10,808,213
    3,285,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                           5.75          09/11/2019         3,385,955
   14,195,000   PROVINCE OF ONTARIO CANADA                                          4.10          06/16/2014        15,178,245
    3,175,000   PROVINCE OF ONTARIO CANADA SERIES G                                 4.00          10/07/2019         3,195,190
   10,830,000   REPUBLIC OF KOREA                                                   7.13          04/16/2019        12,836,366
   10,250,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                       2.88          09/22/2014        10,443,557
    1,830,000   STATE OF QATAR++                                                    4.00          01/20/2015         1,832,288
    2,985,000   STATE OF QATAR++                                                    5.25          01/20/2020         3,007,388
    1,830,000   STATE OF QATAR++                                                    6.40          01/20/2040         1,866,600
   10,385,000   SWEDISH EXPORT CREDIT                                               3.25          09/16/2014        10,669,684
    9,445,000   TOTAL CAPITAL SA                                                    3.13          10/02/2015         9,650,051
TOTAL FOREIGN GOVERNMENT BONDS (COST $106,658,893)                                                                 111,409,072
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 0.38%
CALIFORNIA: 0.24%
    6,345,000   CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY TAX REVENUE)         7.30          10/01/2039         6,322,919
                                                                                                                --------------

                  Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TEXAS: 0.14%
$   3,250,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)         6.72%         01/01/2049    $    3,565,705
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $9,679,115)                                                                      9,888,624
                                                                                                                --------------
US TREASURY SECURITIES: 11.90%
US TREASURY BONDS: 3.82%
    1,434,000   US TREASURY BOND                                                    8.88          02/15/2019         2,088,151
    2,950,000   US TREASURY BOND                                                    7.13          02/15/2023         4,002,781
   10,724,000   US TREASURY BOND                                                    6.25          05/15/2030        13,951,259
   15,950,000   US TREASURY BOND                                                    5.38          02/15/2031        18,778,637
      351,000   US TREASURY BOND                                                    3.50          02/15/2039           309,374
   10,085,000   US TREASURY BOND                                                    4.25          05/15/2039        10,162,211
   30,702,000   US TREASURY BOND<<                                                  4.50          08/15/2039        32,256,289
   17,083,000   US TREASURY BOND                                                    4.38          11/15/2039        17,603,502
                                                                                                                    99,152,204
                                                                                                                --------------
US TREASURY NOTES: 8.08%
      281,000   US TREASURY NOTE                                                    0.88          05/31/2011           282,910
    1,138,000   US TREASURY NOTE                                                    1.38          10/15/2012         1,148,580
   15,481,000   US TREASURY NOTE<<                                                  1.38          11/15/2012        15,603,161
    4,795,000   US TREASURY NOTE                                                    2.38          10/31/2014         4,885,290
   29,559,000   US TREASURY NOTE                                                    2.13          11/30/2014        29,726,425
    2,701,000   US TREASURY NOTE                                                    3.00          08/31/2016         2,769,157
   26,035,000   US TREASURY NOTE<<                                                  2.75          02/15/2019        25,172,591
   49,445,000   US TREASURY NOTE<<                                                  3.13          05/15/2019        49,201,632
   55,679,000   US TREASURY NOTE<<                                                  3.63          08/15/2019        57,610,393
   23,214,000   US TREASURY NOTE<<                                                  3.38          11/15/2019        23,555,014
                                                                                                                   209,955,153
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $304,007,903)                                                                   309,107,357
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 7.22%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.28%
    8,299,716   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.21                             8,299,716
    8,299,716   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.16                             8,299,716
    8,299,716   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.11                             8,299,716
    8,299,716   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.20                             8,299,716
                                                                                                                    33,198,864
                                                                                                                --------------

  PRINCIPAL                                                                     INTEREST RATE
-------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.94%
$   1,613,834   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.26          12/07/2009         1,613,831
      576,369   AMSTEL FUNDING CORPORATION++(p)                                     1.25          12/18/2009           576,029
      576,369   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          12/03/2009           576,363
    1,729,108   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          12/04/2009         1,729,079
    1,383,286   ARABELLA FINANCE LLC++(p)                                           0.35          12/01/2009         1,383,286
    1,959,655   ARABELLA FINANCE LLC++(p)                                           0.40          12/03/2009         1,959,612
       57,637   ARABELLA FINANCE LLC++(p)                                           0.40          12/04/2009            57,635
    1,152,738   ASPEN FUNDING CORPORATION++(p)                                      0.18          12/21/2009         1,152,623
    3,458,215   BANK OF AMERICA                                                     0.18          12/23/2009         3,457,835
   10,023,060   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,023,105)          0.16          12/01/2009        10,023,060

                  114 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,729,108   BANK OF IRELAND                                                     0.35%         12/01/2009    $    1,729,108
    1,383,286   BANK OF IRELAND                                                     0.50          12/02/2009         1,383,286
      558,271   BARTON CAPITAL CORPORATION++(p)                                     0.18          12/01/2009           558,271
      288,185   BELMONT FUNDING LLC++(p)                                            0.50          12/01/2009           288,185
    1,498,560   BNP PARIBAS (NEW YORK)                                              0.21          12/08/2009         1,498,569
    1,268,012   BNP PARIBAS (NEW YORK)                                              0.21          12/14/2009         1,268,026
    3,458,215   BRYANT BANK FUNDING++                                               0.18          12/23/2009         3,457,835
    2,881,846   CAFCO LLC++                                                         0.17          12/09/2009         2,881,737
      126,801   CALCASIEU PARISH LA+/-ss                                            0.40          12/01/2027           126,801
    2,766,572   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.23          11/01/2026         2,766,572
      368,876   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                      0.35          06/01/2028           368,876
    2,881,846   CHARTA LLC++(p)                                                     0.17          12/09/2009         2,881,737
      305,764   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.30          10/01/2038           305,764
      576,369   COOK COUNTY IL+/-ss                                                 0.40          11/01/2030           576,369
    3,498,100   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $3,498,117)                                                0.17          12/01/2009         3,498,100
    1,959,655   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.40          12/15/2037         1,959,655
    1,383,286   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/02/2009         1,383,286
    1,383,286   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.27          12/04/2009         1,383,286
    1,671,471   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/07/2009         1,671,471
    2,881,846   E.ON AG++                                                           0.17          12/21/2009         2,881,574
    2,881,846   ENI FINANCE USA INCORPORATED++                                      0.17          12/18/2009         2,881,615
    2,997,120   FORTIS FUNDING LLC++                                                0.20          12/29/2009         2,996,654
    3,112,394   GDF SUEZ++                                                          0.17          12/15/2009         3,112,188
    2,305,477   GEMINI SECURITIZATION INCORPORATED++(p)                             0.18          12/10/2009         2,305,373
    2,879,540   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,879,554)           0.17          12/01/2009         2,879,540
    2,881,846   GOTHAM FUNDING CORPORATION++                                        0.18          12/15/2009         2,881,644
      576,369   GRAMPIAN FUNDING++(p)                                               0.25          12/03/2009           576,361
    2,420,751   GRAMPIAN FUNDING++(p)                                               0.28          12/15/2009         2,420,487
    4,846,808   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010         1,802,528
    1,895,102   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                 0.20          05/15/2037         1,895,102
      190,202   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.30          11/01/2042           190,202
      933,718   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.27          05/15/2034           933,718
      329,683   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                                    0.30          07/01/2029           329,683
      230,548   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.29          01/01/2018           230,548
    2,305,477   ING USA FUNDING LLC                                                 0.19          12/07/2009         2,305,404
      576,369   ING USA FUNDING LLC                                                 0.18          12/09/2009           576,346
    8,850,034   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,850,076)           0.17          12/01/2009         8,850,034
    1,152,738   JUPITER SECURITIZATION CORPORATION++(p)                             0.18          12/02/2009         1,152,733
      576,369   JUPITER SECURITIZATION CORPORATION++                                0.18          12/03/2009           576,363
      345,822   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.29          04/15/2025           345,822
    3,458,215   KBC BANK NV BRUSSELS                                                0.18          12/01/2009         3,458,215
      691,643   LLOYDS TSB BANK PLC                                                 0.18          12/17/2009           691,588
    2,305,477   LLOYDS TSB BANK PLC (NEW YORK)                                      0.20          12/07/2009         2,305,477
      922,191   LMA AMERICAS LLC++(p)                                               0.18          12/11/2009           922,145
      518,732   LMA AMERICAS LLC++(p)                                               0.18          12/17/2009           518,691
    1,729,108   LMA AMERICAS LLC++(p)                                               0.19          12/21/2009         1,728,925
      518,732   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19          10/01/2033           518,732
    2,858,791   MASSACHUSETTS HEFA+/-ss                                             0.25          10/01/2034         2,858,791
      316,427   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.24          02/01/2036           316,427
    2,420,751   NATIXIS                                                             0.27          12/07/2009         2,420,763
      230,548   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.31          01/01/2018           230,548
    2,536,024   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.22          07/01/2034         2,536,024

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,305,477   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24%        12/01/2040    $    2,305,477
    2,881,846   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009         2,881,644
      564,265   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034           564,265
    1,165,995   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED
                   SECURITIES (MATURITY VALUE $1,166,001)                            0.18         12/01/2009         1,165,995
      403,458   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009           403,452
    1,915,851   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009         1,915,766
      576,369   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009           576,302
    2,074,929   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009         2,074,918
    1,613,834   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028         1,613,834
    2,305,477   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009         2,305,275
      144,092   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009           144,092
    2,305,477   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009         2,305,451
    2,881,846   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                    0.18         12/18/2009         2,881,601
      691,643   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009           691,588
    2,339,828   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009         2,339,754
      760,807   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032           760,807
    2,305,477   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009         2,305,502
    3,458,215   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010         3,458,231
      345,822   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040           345,822
   14,916,576   VFNC CORPORATION+++/-(a)(i)                                          0.24         09/30/2010         7,458,288
      144,092   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009           144,092
      576,369   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009           576,348
    1,909,972   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009         1,909,829
                                                                                                                   154,274,865
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $186,815,958)                                                        187,473,729
                                                                                                                --------------

   SHARES                                                                           YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 6.84%
  177,605,055   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++(u)                    0.16                          177,605,055
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $177,605,055)                                                                   177,605,055
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,953,472,961)*                                               117.40%                                     3,049,913,210

   PRINCIPAL                                                                    INTEREST RATE
-------------                                                                   -------------
SHORT SALES
TBA SALE COMMITMENTS:                                                 (3.32%)
$  (8,800,000)  FNMA%%                                                               5.50            TBA            (9,398,127)
  (50,700,000)  FNMA%%                                                               5.50            TBA           (54,280,688)
  (21,200,000)  FNMA%%                                                               5.50            TBA           (22,544,886)
TOTAL TBA SALE COMMITMENTS (PROCEEDS RECEIVED $(85,491,594))                                                       (86,223,701)
                                                                                                                --------------
OTHER ASSETS AND LIABILITIES, NET                                    (14.08)                                      (365,740,409)
                                                                     ------                                     ==============
TOTAL NET ASSETS                                                     100.00%                                    $2,597,949,100
                                                                     ------                                     ==============

                   116 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

----------
<<   All or a portion of this security is on loan.

%%   Securities issued on a when-issued (TBA) basis.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $177,605,055.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $2,964,679,077 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 99,331,637
Gross unrealized depreciation    (14,097,504)
                                ------------
Net unrealized appreciation     $ 85,234,133

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolio 117


Statements of Assets and Liabilities--November 30, 2009 (Unaudited)

                                                              Inflation-       Managed                         Total
                                                               Protected       Fixed          Stable          Return
                                                                 Bond          Income         Income           Bond
                                                               Portfolio      Portfolio      Portfolio       Portfolio
                                                             ------------   ------------   ------------   --------------
ASSETS
   Investments
      In securities, at value (including securities
         on loan) ........................................   $148,307,152   $415,782,445   $280,648,764   $2,684,834,426
      Collateral received for securities loaned ..........      6,264,192      3,845,969      2,802,259      187,473,729
      In affiliates ......................................              0     19,480,123     17,814,871      177,605,055
                                                             ------------   ------------   ------------   --------------
   Total investments at value (see cost below) ...........    154,571,344    439,108,537    301,265,894    3,049,913,210
                                                             ------------   ------------   ------------   --------------
   Segregated cash .......................................              0              0              0          100,000
   Cash ..................................................        443,868        231,638              0                0
   Variance margin receivable on futures contracts .......              0         10,500              0                0
   Receivable for investment sold ........................              0              0     11,807,172      273,852,842
   Receivable for interest ...............................        967,348      5,257,237      1,982,539       38,618,854
   Prepaid expenses and other assets .....................         25,970         49,916              0            4,570
   Unrealized gain for swaps .............................              0              0              0          212,058
                                                             ------------   ------------   ------------   --------------
Total Assets .............................................    156,008,530    444,657,828    315,055,605    3,362,701,534
                                                             ------------   ------------   ------------   --------------
LIABILITIES
   Securities sold short, at value .......................              0              0              0       86,223,701
   Due to custodian ......................................              0              0              0        4,284,724
   Payable for investment purchased ......................              0              0              0      486,196,534
   Unrealized loss on credit default swap transactions ...              0              0              0          144,395
   Payable upon receipt of securities loaned .............      6,121,863      3,776,672      2,735,883      186,581,365
   Payable to investment advisor and affiliates ..........         50,560        133,298        100,541          709,332
   Accrued Expenses and other liabilities ................         32,743         18,175         63,042          612,383
                                                             ------------   ------------   ------------   --------------
Total liabilties .........................................      6,205,166      3,928,145      2,899,466      764,752,434
                                                             ------------   ------------   ------------   --------------
TOTAL NET ASSETS .........................................   $149,803,364   $440,729,683   $312,156,139   $2,597,949,100
                                                             ============   ============   ============   ==============
Investment at cost .......................................   $146,179,284   $461,865,907   $330,905,416   $2,953,238,368
                                                             ------------   ------------   ------------   --------------
Securities on loan, at value .............................   $  4,841,526   $  3,160,229   $  2,059,293   $  176,355,024
                                                             ============   ============   ============   ==============
Proceeds received on TBA sale commitments short sales ....   $          0   $          0   $          0   $   85,491,594
                                                             ============   ============   ============   ==============
Net unrealized appreciation of futures ...................   $          0   $    278,026   $          0   $            0
                                                             ============   ============   ============   ==============

The accompanying notes are an integral part of these financial statements.

                  118 Wells Fargo Advantage Master Portfolios


Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

                                                                  Inflation-     Managed                        Total
                                                                  Protected       Fixed         Stable         Return
                                                                     Bond        Income         Income          Bond
                                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                                 -----------   -----------   ------------   ------------
INVESTMENT INCOME
   Interest ..................................................   $ 3,650,244   $11,196,500   $  4,309,830   $ 55,114,823
   Income from affiliated securities .........................         2,221        59,173         73,541        192,316
   Securities lending income .................................        25,750        28,379          1,686        381,055
                                                                 -----------   -----------   ------------   ------------
Total investment income ......................................     3,678,215    11,284,052      4,385,057     55,688,194
                                                                 -----------   -----------   ------------   ------------
EXPENSES
   Advisory fees .............................................       303,150       992,031        735,266      4,152,967
   Custody fees ..............................................        14,073        46,358         34,380        205,739
   Professional fees .........................................        17,430        22,785         20,472         21,093
   Shareholder reports .......................................           449           884            766            972
   Trustees' fees ............................................         5,289         5,289          5,289          5,289
   Other fees and expenses ...................................         1,192         4,892          4,509         14,544
                                                                 -----------   -----------   ------------   ------------
Total expenses ...............................................       341,583     1,072,238        800,682      4,400,604
                                                                 -----------   -----------   ------------   ------------
LESS:
   Waived fees ...............................................       (11,176)     (133,303)       (75,615)      (746,426)
   Net expenses ..............................................       330,406       938,935        725,067      3,654,178
                                                                 -----------   -----------   ------------   ------------
Net investment income ........................................     3,347,809    10,345,117      3,659,990     52,034,016
                                                                 -----------   -----------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ................................................       719,636      (471,907)    (9,927,073)    47,119,901
   Investments of collateral received for securities loaned ..      (947,942)   (1,323,247)      (894,978)    (6,848,645)
   Futures transactions ......................................       (24,038)      437,518              0              0
                                                                 -----------   -----------   ------------   ------------
Net realized gain (loss) from investments ....................      (252,344)   (1,357,636)   (10,822,051)    40,271,256
                                                                 -----------   -----------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ................................................     7,019,139    36,884,393     24,785,025     72,916,380
   Collateral received for securities loaned .................     1,299,799     1,494,558      1,059,068      9,054,701
   Futures transactions ......................................         8,300       334,081              0              0
   Swap agreements ...........................................             0             0              0          3,982
   Short sale transactions ...................................             0             0              0       (445,095)
                                                                 -----------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments ...............................................     8,327,238    38,713,032     25,844,093     81,529,968
                                                                 -----------   -----------   ------------   ------------
Net realized and unrealized gain on investments ..............     8,074,894    37,355,396     15,022,042    121,801,224
                                                                 -----------   -----------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $11,422,703   $47,700,513   $ 18,682,032   $173,835,240
                                                                 ===========   ===========   ============   ============

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  120 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                           INFLATION-PROTECTED
                                                                             BOND PORTFOLIO
                                                                     --------------------------------
                                                                          For the
                                                                      Six Months Ended     For the
                                                                     November 30, 2009   Year Ended
                                                                        (Unaudited)      May 31, 2009
                                                                     -----------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................      $145,129,236     $167,675,358
OPERATIONS
   Net investment income .........................................         3,347,809        2,490,876
   Net realized gain (loss) on investments .......................          (252,344)      (1,697,743)
   Net change in unrealized appreciation (depreciation) of
      investments ................................................         8,327,238       (3,460,694)
                                                                        ------------     ------------
Net increase (decrease) in net assets resulting from operations ..        11,422,703       (2,667,561)
                                                                        ------------     ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .................................................        28,501,180       84,069,763
   Withdrawals ...................................................       (35,249,755)    (103,948,324)
                                                                        ------------     ------------
Net increase (decrease) from transactions in investors' beneficial
   interests .....................................................        (6,748,575)     (19,878,561)
                                                                        ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ............................         4,674,128      (22,546,122)
                                                                        ------------     ------------
ENDING NET ASSETS ................................................      $149,803,364     $145,129,236
                                                                        ============     ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 121


Statements of Changes in Net Assets

  MANAGED FIXED INCOME PORTFOLIO          STABLE INCOME PORTFOLIO           TOTAL RETURN BOND PORTFOLIO
---------------------------------   ---------------------------------   ----------------------------------
     For the                             For the                             For the
 Six Months Ended      For the       Six Months Ended       For the      Six Months Ended       For the
November 30, 2009    Year Ended     November 30, 2009     Year Ended    November 30, 2009     Year Ended
   (Unaudited)      May 31, 2009       (Unaudited)       May 31, 2009      (Unaudited)       May 31, 2009
-----------------   -------------   -----------------   -------------   -----------------   --------------

  $ 493,483,921     $ 774,310,509     $ 374,557,430     $ 511,549,484     $1,961,888,535    $1,816,941,206
     10,345,117        29,733,980         3,659,990        16,223,725         52,034,016        83,821,020
     (1,357,636)       (7,235,567)      (10,822,051)           22,767         40,271,256        (5,288,852)

     38,713,032       (37,824,215)       25,844,093       (30,740,368)        81,529,968        28,319,322
  -------------     -------------     -------------     -------------     --------------    --------------
     47,700,513       (15,325,802)       18,682,032       (14,493,876)       173,835,240       106,851,490
  -------------     -------------     -------------     -------------     --------------    --------------


    106,067,287       287,118,178        32,684,825        65,645,782        612,132,515       624,285,153
   (206,522,038)     (552,618,964)     (113,768,148)     (188,143,960)      (149,907,190)     (586,189,314)
  -------------     -------------     -------------     -------------     --------------    --------------

   (100,454,751)     (265,500,786)      (81,083,323)     (122,498,178)       462,225,325        38,095,839
  -------------     -------------     -------------     -------------     --------------    --------------
    (52,754,238)     (280,826,588)      (62,401,291)     (136,992,054)       636,060,565       144,947,329
  -------------     -------------     -------------     -------------     --------------    --------------
  $ 440,729,683     $ 493,483,921     $ 312,156,139     $ 374,557,430     $2,597,949,100    $1,961,888,535
  =============     =============     =============     =============     ==============    ==============

                  122 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                              Ratio to Average
                                                          Net Assets (Annualized)
                                                   -----------------------------------
                                                        Net                                          Portfolio
                                                     Investment      Gross       Net       Total     Turnover
                                                   Income (Loss)   Expenses   Expenses   Return(1)    Rate(3)
                                                   -------------   --------   --------   ---------   --------
INFLATION-PROTECTED BOND PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        4.42%        0.45%      0.44%      7.35%        12%
June 1, 2008 to May 31, 2009 ...................        1.70%        0.45%      0.37%     (1.33)%       53%
June 1, 2007 to May 31, 2008 ...................        5.78%        0.48%      0.40%     12.78%        40%
June 1, 2006 to May 31, 2007 ...................        4.39%        0.49%      0.34%      4.31%        37%
July 25, 2005(2) to May 31, 2006 ...............        4.29%        0.52%      0.52%     (1.77)%       47%
MANAGED FIXED INCOME PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        4.16%        0.43%      0.38%      9.76%        42%
June 1, 2008 to May 31, 2009 ...................        5.09%        0.43%      0.34%     (1.72)%      132%
June 1, 2007 to May 31, 2008 ...................        5.23%        0.46%      0.30%      4.24%        32%
June 1, 2006 to May 31, 2007 ...................        5.23%        0.45%      0.27%      6.72%        30%
June 1, 2005 to May 31, 2006 ...................        5.02%        0.45%      0.19%      0.12%        25%
June 1, 2004 to May 31, 2005 ...................        4.70%        0.49%      0.35%      7.02%        53%
STABLE INCOME PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        1.99%        0.44%      0.39%      4.94%         5%
June 1, 2008 to May 31, 2009 ...................        3.74%        0.43%      0.42%     (2.73)%        7%
June 1, 2007 to May 31, 2008 ...................        4.67%        0.47%      0.33%      0.78%        22%
June 1, 2006 to May 31, 2007 ...................        4.67%        0.47%      0.37%      5.30%        21%
June 1, 2005 to May 31, 2006 ...................        4.29%        0.47%      0.44%      2.91%        23%
June 1, 2004 to May 31, 2005 ...................        2.06%        0.48%      0.36%      2.47%        43%
TOTAL RETURN BOND PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        4.64%        0.39%      0.33%      8.12%       292%
June 1, 2008 to May 31, 2009 ...................        4.92%        0.40%      0.39%      6.58%       633%
June 1, 2007 to May 31, 2008 ...................        5.05%        0.42%      0.40%      6.72%       572%
June 1, 2006 to May 31, 2007 ...................        5.02%        0.42%      0.39%      6.76%       665%
July 25, 2005(3) to May 31, 2006 ...............        4.44%        0.43%      0.43%     (0.16)%      704%

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 123


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio ("Inflation-Protected Bond Portfolio"), Wells Fargo Advantage Managed Fixed Income Portfolio ("Managed Fixed Income Portfolio"), Wells Fargo Advantage Stable Income Portfolio ("Stable Income Portfolio") and Wells Fargo Advantage Total Return Bond Portfolio ("Total Return Bond Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 29, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

                  124 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended November 30, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2009, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With

                   Wells Fargo Advantage Master Portfolios 125


Notes to Financial Statements

futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INFLATION-INDEXED BONDS AND TIPS

Certain Funds may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/ moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

                  126 Wells Fargo Advantage Master Portfolios


Notes to Financial Statements

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                     Defaulted /Impaired
PORTFOLIO                               SIVs ($Value)      % of Net Assets
---------                            -------------------   ---------------
INFLATION-PROTECTED BOND PORTFOLIO         $1,477,067            0.99
MANAGED FIXED INCOME PORTFOLIO                719,150            0.16
STABLE INCOME PORTFOLIO                       688,836            0.22
TOTAL RETURN BOND PORTFOLIO                 9,260,816            0.36

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds'lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted

                  Wells Fargo Advantage Master Portfolios 127


Notes to Financial Statements

or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds'ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                                      Significant
                                                                Significant Other     Unobservable
                                               Quoted Price     Observable Inputs       Inputs       Total Fair Value
INVESTMENTS IN SECURITIES                        (Level 1)          (Level 2)          (Level 3)     as of 11/30/2009
-------------------------                    ----------------   -----------------   --------------   ----------------
INFLATION-PROTECTED BOND PORTFOLIO
   Corporate debt securities                   $          0       $    2,592,636    $    1,477,067    $    4,069,703
   Debt securities issued by states in
      the U.S. and its political
      subdivisions                                        0              593,103                 0           593,103
   Debt securities issued by U.S.
   Treasury and
   U.S. government agencies                     148,307,152                    0                 0       148,307,152
   Short-term investments                           891,784              709,602                 0         1,601,386
                                               $149,198,936       $    3,895,341    $    1,477,067    $  154,571,344

                   128 Wells Fargo Advantage Master Portfolios

                                                   Notes to Financial Statements



                                                                                      Significant
                                                                Significant Other    Unobservable
                                               Quoted Price     Observable Inputs       Inputs    Total Fair Value
INVESTMENTS IN SECURITIES                        (Level 1)          (Level 2)          (Level 3)     as of 11/30/2009
-------------------------                    ----------------   -----------------   --------------   ----------------
MANAGED FIXED INCOME PORTFOLIO
   Asset-backed securities                     $          0       $   30,978,790    $    4,163,710    $   35,142,500
   Collateralized mortgage obligations                    0           84,004,953         5,322,167        89,327,120
   Corporate debt securities                              0          143,388,337           719,150       144,107,487
   Debt securities issued by foreign
      governments                                         0            3,326,916                 0         3,326,916
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0           52,308,515         3,915,821        56,224,336
   Debt securities issued by U.S. Treasury
      and U.S. government agencies               23,787,208           48,839,267        17,827,598        90,454,073
   Short-term investments                        20,062,611              463,494                 0        20,526,105
                                               $ 43,849,819       $  363,310,272    $   31,948,446    $  439,108,537
STABLE INCOME PORTFOLIO
   Asset backed securities                     $          0       $   52,427,652    $   11,688,775    $   64,116,427
   Collateralized mortgage obligations                    0           78,122,862         1,979,699        80,102,561
   Corporate debt securities                              0           41,975,388           688,836        42,664,224
   Debt securities issued by foreign
      governments                                         0            3,341,010                 0         3,341,010
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0           15,452,530                 0        15,452,530
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                        0           77,064,293                 0        77,064,293
   Short-term investments                        18,211,574              313,275                 0        18,524,849
                                               $ 18,211,574       $  268,697,010    $   14,357,310    $  301,265,894
TOTAL RETURN BOND PORTFOLIO
   Asset backed securities                     $          0       $  182,532,596    $    2,105,023    $  184,637,619
   Collateralized mortgage obligations                    0          581,598,294        14,470,857       596,069,151
   Corporate debt securities                              0          660,354,074         9,260,816       669,614,890
   Debt securities issued by foreign
      governments                                         0          111,409,072                 0       111,409,072
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0           31,968,463                 0        31,968,463
   Debt securities issued by U.S. Treasury
      and U.S. government agencies              309,107,357          902,910,169         6,975,841     1,218,993,367
   Short-term investments                       210,803,919           26,416,729                 0       237,220,648
                                               $519,911,276       $2,497,189,397    $   32,812,537    $3,049,913,210

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments. The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                              Total
                                                                           Unrealized
                                                                          Appreciation/
                                     (Level 1)   (Level 2)   (Level 3)   (Depreciation)
                                     ---------   ---------   ---------   --------------
INFLATION-PROTECTED BOND PORTFOLIO    $      0   $       0      $0         $       0
MANAGED FIXED INCOME PORTFOLIO         278,026           0       0           278,026
STABLE INCOME PORTFOLIO                      0           0       0                 0
TOTAL RETURN BOND PORTFOLIO                  0   (664,444)       0          (664,444)

* Other financial instrument includes futures, sale commitments & credit default swaps.

                   Wells Fargo Advantage Master Portfolios 129


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                          Inflation-     Managed
                                           Protected      Fixed         Stable        Total
                                             Bond         Income        Income     Return Bond
                                           Portfolio    Portfolio     Portfolio     Portfolio
                                          ----------   -----------   -----------   -----------
ASSET-BACKED SECURITIES
   Balance as of 05/31/2009               $        0   $ 4,045,090   $16,236,619   $         0
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                         0             0             0             0
      Change in unrealized appreciation
         (depreciation)                            0       118,620    (4,547,844)            0
      Net purchases (sales)                        0             0             0     2,105,023
      Net transfer in (out) of Level 3             0             0             0             0
   Balance as of 11/30/2009               $        0   $ 4,163,710   $11,688,775   $ 2,105,023
COLLATERALIZED MORTGAGE OBLIGATIONS
   Balance as of 05/31/2009               $        0   $   687,039   $   658,055   $ 3,327,710
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                         0             0             0             0
      Change in unrealized appreciation
        (depreciation)                             0      (348,846)        6,156       448,680
      Net purchases (sales)                        0             0             0    10,694,467
      Net transfer in (out) of Level 3             0     4,983,974     1,315,488             0
   Balance as of 11/30/2009               $        0   $ 5,322,167   $ 1,979,699   $14,470,857
CORPORATE DEBT SECURITIES:
   Balance as of 05/31/2009               $1,296,489   $ 2,734,268      $604,622   $ 8,128,651
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                  (947,942)   (1,323,247)     (894,978)   (6,848,645)
      Change in unrealized appreciation
         (depreciation)                    1,299,799     1,494,558     1,059,068     9,054,701
      Net purchases (sales)                 (171,279)      (83,392)      (79,876)   (1,073,891)
      Net transfer in (out) of Level 3             0    (2,103,037)            0             0
   Balance as of 11/30/2009               $1,477,067   $   719,150   $   688,836   $ 9,260,816
DEBT SECURITIES ISSUED BY STATES IN THE
   U.S. AND ITS POLITICAL SUBDIVISIONS
   Balance as of 05/31/2009               $        0   $ 6,200,925   $ 1,924,153   $         0
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                         0             0             0             0
      Change in unrealized appreciation
         (depreciation)                            0    (2,285,104)            0             0
      Net purchases (sales)                        0             0             0             0
      Net transfer in (out) of Level 3             0             0    (1,924,153)            0
   Balance as of 11/30/2009               $        0   $ 3,915,821   $         0   $         0

                                          Inflation-     Managed
                                           Protected      Fixed         Stable        Total
                                             Bond         Income        Income     Return Bond
                                           Portfolio    Portfolio     Portfolio     Portfolio
                                          ----------   -----------   -----------   -----------
DEBT SECURITIES ISSUED BY U.S. TREASURY
   AND U.S. GOVERNMENT AGENCIES
Balance as of 05/31/2009                  $        0   $ 3,087,300   $         0   $12,824,684
   Accrued discounts (premiums)                    0             0             0             0
   Realized gain (loss)                            0             0             0             0
   Change in unrealized appreciation
      (depreciation)                               0             0             0             0

                  130 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                          Inflation-     Managed
                                           Protected      Fixed         Stable        Total
                                             Bond         Income        Income     Return Bond
                                           Portfolio    Portfolio     Portfolio     Portfolio
                                          ----------   -----------   -----------   -----------
      Net purchases (sales)                        0    14,740,298             0             0
      Net transfer in (out) of Level 3             0             0             0    (5,848,843)
   Balance as of 11/30/2009               $        0   $17,827,598   $         0   $ 6,975,841
BALANCE AS OF 11/30/2009                  $1,477,067   $31,948,446   $14,357,310   $32,812,537
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period Asset backed
   securities                             $        0   $   118,620   $(4,547,844)  $         0
Collateralized mortgage obligations                0      (348,846)        6,156       448,680
Corporate debt securitites                    61,482        29,934        28,673       385,478
Debt securities issued by states in the
   U.S. and its political subdivisions             0    (2,285,104)            0             0
Debt securities issued by U.S. Treasury
   and U.S. government agencies                    0             0             0             0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates for each Fund:

                       Advisory Fees
   Average Daily       (% of Average
    Net Assets       Daily Net Assets)
------------------   -----------------
First $500 million         0.400
Next $500 million          0.375
   Next $2 billion         0.350
   Next $2 billion         0.325
   Over $5 billion         0.300

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Inflation-Protected Bond Portfolio and Total Return Bond Portfolio.

Galliard Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Managed Fixed Income Portfolio and Stable Income Portfolio.

Funds Management has contractually waived advisory fees during the six months ended November 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based

                   Wells Fargo Advantage Master Portfolios 131


Notes to Financial Statements

fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to November 14, 2009, WFB was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to November 14, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months period ended November 30, 2009, were as follows:

                                        Purchases
                                         at Cost      Sales Proceeds
                                     --------------   --------------
INFLATION-PROTECTED BOND PORTFOLIO   $   18,614,134   $   22,804,366
MANAGED FIXED INCOME PORTFOLIO          180,256,308      262,074,417
STABLE INCOME PORTFOLIO                  16,760,979       33,939,208
TOTAL RETURN BOND PORTFOLIO           7,311,273,927    6,684,510,657

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2009, the Fund entered into futures contracts for hedging and speculative purposes.

At November 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                      Net
                                                                     Initial       Value at       Unrealized
                                                                     Contract    November 30,    Appreciation/
                       Expiration   Contracts         Type            Value          2009       (Depreciation)
                       ----------   ---------   ----------------   -----------   ------------   --------------
MANAGED FIXED INCOME
   PORTFOLIO            Mar 2010       112      US Treasury Bond   $13,466,474   $13,744,500       $278,026

Managed Fixed Income Portfolio had an average contract amount of $18,350,947 in futures contracts during the six months ended November 30, 2009.

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund's total return. At November 30, 2009, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations - Buy protection

                                                        Rating of               Fixed  Frequency              Upfront
                                                        Reference             Payments    of                  Premium
                                                           Debt     Notional   Made by  Payments   Market      Paid/    Unrealized
Expiration   Counterparty    Reference Debt Obligation Obligation*   Amount   the Fund    Made      Value   (Received) Gain/(Loss)
---------- ---------------- -------------------------- ----------- ---------- -------- --------- ---------- ---------- -----------
3/20/2014  JPMorgan Chase   Century Tel, Incorporated,
                                6.00%, 04/01/2017**        Baa3    $5,000,000   1.13%  Quarterly $4,948,671 $        0  $(51,329)
3/20/2014  Bank of America  McDonald's Corporation,
                               4.125%, 06/01/2013**          A3     2,500,000   0.60%  Quarterly  2,481,436          0   (18,564)
3/20/2014  Barclays Capital Yum! Brands Incorporated,
                                6.25%, 03/15/2018**        Baa3     2,500,000   1.08%  Quarterly  2,471,472          0   (28,528)
9/20/2014  Barclays Capital Century Tel, Incorporated,
                                6.25%, 04/01/2017**        Baa3     5,000,000   1.00%  Quarterly  5,024,860      7,958    16,902
12/20/2014 JPMorgan Chase   Weatherford International,
                                 4.95%, 10/15/2013         Baa1     5,000,000   1.00%  Quarterly  5,049,000     48,999         1


                  132 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Credit default swaps on debt obligations - Sell protection

                                                                              Fixed
                                                       Rating of            Payments Frequency              Upfront
                                                       Reference            Received     of                 Premium
                                                         Debt     Notional     by     Payments   Market      Paid/    Unrealized
Expiration   Counterparty   Reference Debt Obligation Obligation   Amount   the Fund  Received    Value   (Received) Gain/(Loss)
---------- ---------------- ------------------------- ---------- ---------- -------- --------- ---------- ---------- -----------
3/20/2014  Bank of America  Verizon Corporation,
                            7.375%, 11/15/2013**           A2    $5,000,000   1.25%  Quarterly $5,113,738 $       0   $113,738
3/20/2014  Barclays Capital Wal-Mart Stores
                            Incorporated,
                            5.875%, 04/05/2027**          Aa2     5,000,000   0.98%  Quarterly  5,081,417         0     81,417
9/20/2014  Barclays Capital Embarq Corporation,
                            7.082%, 06/01/2016**         Baa3     5,000,000   1.00%  Quarterly  4,962,708     8,679    (45,971)
12/20/2014 Barclays Capital Kinder Morgan
                            Energy Partners,
                            5.00%, 12/15/2013            Baa2     5,000,000   1.00%  Quarterly  4,889,509  (110,488)        (3)

* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

**   The Fund entered into the swap contract to gain and hedge credit exposures.

The total notional amount of credit default swaps in the tables above is representative of the average volume of derivative activity during the six months ended November 30, 2009.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                     Wells Fargo Advantage Income Funds 133


Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------         -------------------------   ----------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.   None
67                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of                 CIGNA Corporation;
57                   Trustee, since 2008         BellSouth Advertising and Publishing Corp from 2005          Deluxe Corporation
                                                 to 2007, President and CEO of BellSouth Enterprises
                                                 from 2004 to 2005 and President of BellSouth Consumer
                                                 Services from 2000 to 2003. Currently a member of the
                                                 Iowa State University Foundation Board of Governors
                                                 and a member of the Advisory Board of Iowa State
                                                 University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and          None
60                                               Chief Investment Officer of Minneapolis Employees
                                                 Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                 certified public accountant and a certified
                                                 managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the            None
59                   Trustee, since 2008         Graduate School of Business, Stanford University,
                                                 Director of Corporate Governance Research Program and
                                                 Co-Director of The Rock Center for Corporate
                                                 Governance since 2006. From 2005 to 2008, Professor
                                                 of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School,
                                                 University of Pennsylvania from 1985 to 2005.

                     134 Wells Fargo Advantage Income Funds


                                                   Other Information (Unaudited)

                         Position Held and
Name and Age            Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------         -------------------------   ----------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton          None
56                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging
                                                 Research Center. Research associate, National Bureau
                                                 of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative           None
58                                               Foundation, a non-profit organization, since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum
                                                 at the University of Minnesota since 1995. Member of
                                                 the Board of Trustees of NorthStar Education Finance,
                                                 Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels.              None
69                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------         -------------------------   ----------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A.           None
50                                               and President of Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President and Chief
                                                 Administrative Officer of Wells Fargo Funds
                                                 Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo           None
49                   Chief Legal Counsel,        Funds Management, LLC since 2001. Vice President and
                     since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A.
                                                 since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment                None
38                                               Management Company, LLC since 2006 and currently the
                                                 Treasurer of the Evergreen Funds since 2005. Vice
                                                 President and Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management            None
34                   since 2009                  Company, LLC since 2008. Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 2004 to
                                                 2008. Manager of Fund Reporting and Control for
                                                 Evergreen Investment Management Company, LLC since
                                                 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment                None
35                   since 2009                  Management Company, LLC since 2008. Vice President,
                                                 Evergreen Investment Services, Inc. from 2004 to
                                                 2007. Assistant Vice President, Evergreen Investment
                                                 Services, Inc. from 2000 to 2004 and the head of the
                                                 Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds                None
45                   since 2007                  Management, LLC since 2007. Chief Compliance Officer
                                                 of Parnassus Investments from 2005 to 2007. Chief
                                                 Financial Officer of Parnassus Investments from 2004
                                                 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

------------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                     Wells Fargo Advantage Income Funds 135


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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reports at www.wellsfargo.com/advantagedelivery

WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                              (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    119292 01-10
                                                               SILD/SAR103 11-09

(GRAPHIC)
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www.wellsfargo.com/advantagedelivery

                       (WELLS FARGO ADVANTAGE FUNDS LOGO)
                               Semi-Annual Report
                                November 30, 2009

WELLS FARGO ADVANTAGE INCOME FUNDS

-    Wells Fargo Advantage Government Securities Fund

-    Wells Fargo Advantage High Income Fund

-    Wells Fargo Advantage Short-Term Bond Fund

-    Wells Fargo Advantage Short-Term High Yield Bond Fund

-    Wells Fargo Advantage Ultra Short-Term Income Fund

Contents

REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Government Securities Fund ................................................    6
High Income Fund ..........................................................    8
Short-Term Bond Fund ......................................................   10
Short-Term High Yield Bond Fund ...........................................   12
Ultra Short-Term Income Fund ..............................................   14
FUND EXPENSES .............................................................   16
PORTFOLIO OF INVESTMENTS
Government Securities Fund ................................................   19
High Income Fund ..........................................................   28
Short-Term Bond Fund ......................................................   38
Short-Term High Yield Bond Fund ...........................................   49
Ultra Short-Term Income Fund ..............................................   56
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   68
Statements of Operations ..................................................   70
Statements of Changes in Net Assets .......................................   72
Financial Highlights ......................................................   78
NOTES TO FINANCIAL STATEMENTS .............................................   84
OTHER INFORMATION .........................................................   97
LIST OF ABBREVIATIONS .....................................................   99


              NOT FDIC INSURED - NO BANK GUARANTEE - MY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account Services and Wells Fargo Advantage Funds(R) and to certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Market Fund
California Municipal Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

                      2 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
Wells Fargo Advantage Funds

IN GENERAL, FIXED-INCOME SECURITIES THAT PERFORMED THE WORST DURING THE CREDIT CRISIS OF 2008 PERFORMED THE BEST OVER THE RECENT SIX-MONTH PERIOD, OFFERING INVESTORS ATTRACTIVE RETURNS IN SEVERAL FIXED-INCOME ASSET CLASSES.

DEAR VALUED SHAREHOLDER,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds that covers the six-month period that ended November 30, 2009. During the recent six-month period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector of the bond markets. In general, fixed-income securities that performed the worst during the credit crisis of 2008 performed the best over the recent six-month period, offering investors attractive returns in several fixed-income asset classes.

The most notable returns among fixed-income asset classes came from the lower-quality credit sectors, as investor confidence strengthened throughout 2009 and continued throughout the recent six-month period. As such, the riskier areas of the fixed-income markets provided some of the best returns. High-yield bonds performed strongly, with CCC-rated1 securities providing some of the highest returns over the six-month period, and AAA-rated1 securities producing some of the lowest returns. U.S. Treasuries also offered positive returns; however, they were the lowest-performing sector of the fixed-income markets during the six-month period. Markets ended the period with a considerable improvement in investor confidence and in the overall health of the credit system, compared with the cautious and somewhat hesitant optimism from earlier in the year. Fixed-income investors were generally rewarded well for their risk appetites over the six-month period. As the period came to a close, investors appeared less concerned with the risks of a deepening recession and more focused on the potential for increasing interest rates in the upcoming year.

GOVERNMENT INTERVENTIONS INSPIRE STRONG PERFORMANCE IN THE FIXED-INCOME MARKETS.

In the early months of 2009, concerns over deflationary pressures were rampant. Investors were still wary of market risks, deepening economic declines, and whether government interventions would be effective in bolstering the financial system. The deflationary sentiments appeared to diminish after the March 18 meeting of the Federal Open Market Committee (FOMC), in which the committee indicated quite demonstratively that the Fed intended to deploy every available resource to pump liquidity into the financial system until the United States is satisfactorily through this recessionary cycle. Consequently, inflation expectations began to increase, and investors looked toward the beginning of an expansionary cycle. Whether economic conditions would improve in the near term was not as important to the markets as the basic understanding that they would likely not get any worse. With this understanding, suddenly several securities that had been priced for the worst-case scenarios became attractively undervalued in the assessment of many investors. Both equity markets and non-U.S. Treasury fixed-income markets rallied for the better part of remainder of 2009.

With government intervention providing sturdier ground for the financial system, equity prices in several financial institutions also recovered dramatically, which bolstered confidence in the overall financial system and improved corporate bond pricing. This restoration of confidence proved to be an essential component of the broader equity and fixed-income rallies. Once investors trusted that financial companies were not going to slide into insolvency, the prospects for a broader economic recovery could begin to take root. The six-month period that

                      Wells Fargo Advantage Income Funds 3


Letter to Shareholders

ended November 30, 2009, saw continued strengthening of the improving credit market conditions that began in the spring of 2009. The high-yield market continued to perform strongly over the period, building on the confidence in riskier assets that began in the first quarter. Investment strategies that favored riskier securities generally outperformed strategies that preferred higher-quality assets. Thus, investors most willing to add risk to their portfolios were rewarded the most. The CCC-rated1 credit tier of the Barclays Capital U.S. High Yield Index returned 32% during the six-month period, while the BB-rated1 credit tier returned 16%. In the investment-grade fixed-income markets, yields were correspondingly lower in each respectively higher credit tier. The A-rated1 credit tier of the Barclays Capital U.S. Aggregate Index returned 12% over the six-month period, while the AA-rated1 tier returned 9% and the AAA-rated1 tier returned 4%. Thus, even returns in the highest-grade sectors were generally far more generous than the low-interest-rate environment of 0.00% to 0.25% would suggest. In view of those steady, low interest rates, returns of more than 4% over the six-month period were considerably strong.

INVESTOR SENTIMENTS ARE MUCH IMPROVED FROM A YEAR AGO.

Investor confidence appeared to strengthen during the six-month period, particularly through the final months of the summer and into the fall of 2009. Thus, the month of September in 2009 looked quite different from September 2008, when last year's credit crisis erupted. Performance over the six-month period was a strong indication of just how far markets have recovered from the 2008 credit crisis. Markets have not only found steadier footing and stabilized, they have substantially improved. Last year's risk aversion was roundly replaced by a stronger appetite for risk in 2009. But with the end of summer and the arrival of fall comes the seasonal task of measuring the summer's yield. Much of the strong returns in fixed-income markets were inspired by extensive government intervention in the form of stimulus programs and monetary-easing measures. This cannot go on indefinitely. The next question in most investors' minds is what the economic landscape will look like when these government programs begin to unwind. That is a primary topic of speculation as we move into a cooler season and a potentially frostier climate of slowly unwinding monetary and fiscal accommodation.

It's important to observe that any "normal" year will likely look languid in comparison with this year's records in performance from high yield and several other areas of the fixed-income markets. In the mind of many investors, it is probably unreasonable to expect the same strong levels of performance in fixed-income markets that investors benefited from in the six-month period to go on indefinitely. However, this does not necessarily mean that fixed-income markets will not be able to generate attractive levels of return in a rising-interest-rate environment. Areas of the fixed-income markets may have to throttle down a bit in the upcoming quarters but, in our view, may not completely capitulate to a rising-rate environment. In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At WELLS FARGO ADVANTAGE FUNDS(R), we intend to continue measuring opportunities in the fixed-income markets and across our lineup of Wells Fargo Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets, such as the ones investors have experienced over the

                      4 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

last several quarters. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany opportunities. In our view, it is important to have the attentive investment managers during times of uncertainty and opportunity.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(1.) The ratings indicated are from Standard & Poor's and/or Moody's Investors
     Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      6 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA Jay N. Mueller, CFA

FUND INCEPTION

October 29, 1986

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                  (PIE CHART)

Asset Backed Securities               (1%)
Cash Equivalents                     (15%)
Collateralized Mortgage Securities    (2%)
Corporate Bonds                       (2%)
U.S .Treasury Bonds                   (5%)
U.S. Treasury Notes                  (16%)
FHLMC                                 (9%)
GNMA                                 (10%)
FNMA                                 (40%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

(2.) Class A shares incepted on August 31, 1999. Class B shares incepted on July
     18, 2008. Class C shares incepted on December 26, 2002. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on December 26, 2002. Performance shown for the Class A shares from August 31, 1999, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B reflects the performance of the Class C shares and includes expenses that are not applicable to and are higher than those of the Class B shares, adjusted to reflect Class B sales charges. Performance shown prior to the inception of Class C reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999, for the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                      Wells Fargo Advantage Income Funds 7


Performance Highlights

                    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
GOVERNMENT SECURITIES FUND    6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
--------------------------    ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SGVDX)                 0.03       4.13     4.34      5.58       4.74      9.04     5.31      6.07      0.92%     0.90%
Class B (WGSBX)**              (0.55)      3.24     4.12      5.51       4.45      8.24     4.46      5.51      1.66%     1.65%
Class C (WGSCX)                 3.44       7.24     4.46      5.19       4.44      8.24     4.46      5.19      1.67%     1.65%
Administrator Class (WGSDX)                                              4.94      9.26     5.54      6.42      0.84%     0.70%
Institutional Class (SGVIX)                                              4.96      9.50     5.76      6.66      0.57%     0.48%
Investor Class (STVSX)                                                   4.81      9.10     5.28      6.16      0.97%     0.95%
Barclays Capital U.S. Aggregate Excluding Credit Bond Index(5)           4.44      8.15     5.60      NA
Barclays Capital Intermediate U.S. Government Bond Index(6)              2.82      3.85     5.25      5.82

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

----------
(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays Capital U.S. Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an Index.

(6.) The Barclays Capital Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

                      8 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

December 28, 1995

CREDIT QUALITY(1)
(AS OF NOVEMBER 30, 2009)

                                  (PIE CHART)

CCC     (14%)
Cash     (3%)
A        (1%)
BBB      (3%)
BB/Ba   (33%)
B       (46%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 9


Performance Highlights

                              WELLS FARGO ADVANTAGE HIGH INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
HIGH INCOME FUND              6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
----------------              ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SHBAX)                  7.33      30.37    3.68      3.53      12.39      36.51    4.63      4.01      1.07%     0.90%
Class B (WFNBX)**                6.97      30.52    3.50      3.58      11.97      35.52    3.84      3.58      1.83%     1.65%
Class C (WFNCX)                 10.97      34.50    3.84      3.34      11.97      35.50    3.84      3.34      1.82%     1.65%
Institutional Class (SHYYX)                                             12.71      36.99    5.11      4.59      0.72%     0.50%
Investor Class (STHYX)                                                  12.33      36.35    4.65      4.14      1.12%     0.95%
Barclays Capital U.S. Corporate High Yield Bond Index(5)                20.80      64.95    6.09      6.49

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Portfolio's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class A shares incepted on February 29, 2000. Class B and Class C shares incepted on July 18, 2008. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class
     A. Performance shown for the Class A shares from February 29, 2000, through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Institutional Class shares incepted on July 31, 2001. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S.
     dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

                     10 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA
Janet J. Rilling, CFA, CPA

FUND INCEPTION

August 31, 1987

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                  (PIE CHART)

U.S Treasury Notes                    (5%)
Asset Backed Securities               (7%)
Collateralized Mortgage Securities    (5%)
Cash Equivalents                     (11%)
Corporate Bonds                      (52%)
GNMA                                  (2%)
FNMA                                  (5%)
Municipal Bonds                      (10%)
FHLMC                                 (3%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                     Wells Fargo Advantage Income Funds 11


Performance Highlights

                          WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                   Including Sales Charge              Excluding Sales Charge          Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
SHORT-TERM BOND FUND         6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
--------------------         ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SSTVX)                 2.76     7.49    3.38     3.40      5.94     10.81   4.01     3.71     0.96%    0.80%
Class C (WFSHX)                 4.53     8.79    3.25     3.12      5.53      9.79   3.25     3.12     1.70%    1.55%
Institutional Class (SSHIX)                                         6.10     11.16   4.39     4.24     0.61%    0.48%
Investor Class (SSTBX)                                              5.91     10.76   3.98     3.81     1.02%    0.85%
Barclays Capital 1-3 Year
   U.S. Government/Credit
   Bond Index(5)                                                    2.55      5.73   4.49     4.93

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class A shares incepted on August 31, 1999. Effective June 20, 2008, the
     Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from August 31, 1999, through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Institutional Class shares incepted on August 31, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is a subset of the Barclays Capital U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Barclays Capital U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

                     12 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

June 30, 1997

CREDIT QUALITY(1)
(AS OF NOVEMBER 30, 2009)

                                  (PIE CHART)

Cash     (7%)
BBB      (7%)
BB/Ba   (67%)
B       (19%)

----------
(1.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 13


Performance Highlights

               WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                          Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                  -------------------------------------   -------------------------------------   -----------------
SHORT-TERM HIGH YIELD BOND FUND   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
-------------------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SSTHX)                      2.88      13.66    3.34     3.26        6.07      17.18    3.98      3.58      1.14%     0.81%
Class C (WFHYX)                      4.66      15.26    3.26     3.00        5.66      16.26    3.26      3.00      1.84%     1.56%
Investor Class (STHBX)                                                       6.04      17.12    3.99      3.69      1.19%     0.86%
Short-Term High Yield Bond
   Index III(5)                                                             13.84      47.90    5.98      6.47
B of A Merrill Lynch High Yield
   U.S. Corporates, Cash Pay,
   BB Rated, 1-5 Year Index(6)                                              12.33      42.20    5.78      6.13

*    Returns for periods of less than one year are not annualized.

     FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class A shares incepted on February 29, 2000. Effective June 20, 2008, the
     Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from February 29, 2000, through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.

(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Short-Term High Yield Bond Index III is comprised of 70% B of A Merrill
     Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and the 30% B of A Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The B of A Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. The B of A Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an Index.

(6.) The B of A Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated,
     1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an Index.

                     14 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jay N. Mueller, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA

FUND INCEPTION

November 25, 1988

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2009)

                                  (PIE CHART)

Corporate Bonds                         (44%)
Municipal Bonds                          (6%)
Cash Equivalents                        (11%)
GNMA                                     (2%)
FHLMC                                    (3%)
FNMA                                     (5%)
Asset Backed Securities                 (15%)
Collateralized Mortgage Securities      (10%)
Foreign Corporate Bonds                  (3%)
Foreign Government Bonds                 (1%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

(2.) Class A shares incepted on August 31, 1999. Class C shares incepted on July
     18, 2008. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from August 31, 1999, through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999, for the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                     Wells Fargo Advantage Income Funds 15

Performance Highlights

                  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2009)

                                          Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                  -------------------------------------   -------------------------------------   -----------------
ULTRA SHORT-TERM INCOME FUND      6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
----------------------------      ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SADAX)                      3.61      4.56     2.08      2.51       5.72      6.70     2.49      2.72      0.97%     0.70%
Class C (WUSTX)                      4.32      4.89     1.80      2.20       5.32      5.89     1.80      2.20      1.71%     1.45%
Administrator Class (WUSDX)                                                  5.82      6.87     2.60      3.04      0.89%     0.55%
Institutional Class (SADIX)                                                  5.91      7.08     2.92      3.33      0.61%     0.35%
Investor Class (STADX)                                                       5.70      6.65     2.44      2.85      1.01%     0.75%
Barclays Capital Short-Term
   U.S. Government/Credit Bond
   Index(5)                                                                  0.66      1.91     3.70       NA
Barclays Capital 9-12 Month
   U.S. Short Treasury Index(6)                                              0.55      1.38     3.68      3.71
Barclays Capital 1-3 Year U.S.
   Government/Credit Bond
   Index(7)                                                                  2.55      5.73     4.49      4.93

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Reflects the gross expense ratio as stated in the October 1, 2009 prospectus.

(4.) The investment adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an Index.

(6.) The Barclays Capital 9-12 Month U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

(7.) The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

                     16 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending           Expenses
                                              Account Value   Account Value   Paid During the    Net Annual
                                               06-01-2009      11-30-2009        Period(1)      Expense Ratio
                                              -------------   -------------   ---------------   -------------
GOVERNMENT SECURITIES FUND
CLASS A
   Actual                                       $1,000.00       $1,047.40          $4.62            0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.56          $4.56            0.90%
CLASS B
   Actual                                       $1,000.00       $1,044.50          $8.35            1.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.90          $8.24            1.65%
CLASS C
   Actual                                       $1,000.00       $1,044.40          $8.46            1.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.80          $8.34            1.65%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,049.40          $3.60            0.70%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.56          $3.55            0.70%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,049.60          $2.47            0.48%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.66          $2.43            0.48%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,048.10          $4.88            0.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.31          $4.81            0.95%

                     Wells Fargo Advantage Income Funds 17


Fund Expenses

                                                Beginning        Ending          Expenses
                                              Account Value   Account Value   Paid During the     Net Annual
                                                06-01-2009     11-30-2009        Period(1)      Expense Ratio
                                              -------------   -------------   ---------------   -------------
HIGH INCOME FUND
CLASS A
   Actual                                       $1,000.00       $1,123.90          $4.79            0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.56          $4.56            0.90%
CLASS B
   Actual                                       $1,000.00       $1,119.70          $8.77            1.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.80          $8.34            1.65%
CLASS C
   Actual                                       $1,000.00       $1,119.70          $8.77            1.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.80          $8.34            1.65%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,127.10          $2.67            0.50%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.56          $2.54            0.50%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,123.30          $5.06            0.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.31          $4.81            0.95%
SHORT-TERM BOND FUND
CLASS A
   Actual                                       $1,000.00       $1,059.40          $4.13            0.80%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.06          $4.05            0.80%
CLASS C
   Actual                                       $1,000.00       $1,055.30          $7.99            1.55%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.30          $7.84            1.55%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,061.00          $2.48            0.48%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.66          $2.43            0.48%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,059.10          $4.39            0.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.81          $4.31            0.85%
SHORT-TERM HIGH YIELD BOND FUND
CLASS A
   Actual                                       $1,000.00       $1,060.70          $4.18            0.81%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.01          $4.10            0.81%
CLASS C
   Actual                                       $1,000.00       $1,056.60          $8.04            1.56%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.25          $7.89            1.56%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,060.40          $4.44            0.86%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.76          $4.36            0.86%

                     18 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

                                                Beginning        Ending          Expenses
                                              Account Value   Account Value   Paid During the    Net Annual
                                                06-01-2009     11-30-2009        Period(1)      Expense Ratio
                                              -------------   -------------   ---------------   -------------
ULTRA SHORT-TERM INCOME FUND
CLASS A
   Actual                                       $1,000.00       $1,057.20          $3.61            0.70%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.56          $3.55            0.70%
CLASS C
   Actual                                       $1,000.00       $1,053.20          $7.46            1.45%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.80          $7.33            1.45%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,058.20          $2.84            0.55%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.31          $2.79            0.55%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,059.10          $1.81            0.35%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.31          $1.78            0.35%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,057.00          $3.87            0.75%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.31          $3.80            0.75%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

                     Wells Fargo Advantage Income Funds 19


Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 53.22%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.87%
$     966,290   FHLMC                                                                2.93%        11/01/2012    $      958,582
   56,005,000   FHLMC%%                                                              6.00            TBA            60,074,099
           51   FHLMC #170053                                                       14.75         08/01/2011                57
        1,789   FHLMC #170053                                                       15.00         08/01/2011             1,988
          163   FHLMC #170069                                                       14.00         11/01/2012               181
       29,519   FHLMC #170215                                                        8.00         02/01/2017            32,626
       58,498   FHLMC #170235                                                       10.50         08/01/2019            67,750
       11,513   FHLMC #1B0123+/-                                                     3.41         09/01/2031            11,949
        7,951   FHLMC #1B0128+/-                                                     3.41         09/01/2031             8,245
      343,448   FHLMC #1B0129+/-                                                     3.53         09/01/2031           355,313
    6,978,282   FHLMC #1G1393+/-                                                     5.93         12/01/2036         7,403,480
    4,097,611   FHLMC #1J0817+/-                                                     5.78         01/01/2038         4,337,146
   12,836,787   FHLMC #1Q0183+/-<<                                                   5.96         10/01/2036        13,601,523
       66,523   FHLMC #552435                                                       10.50         08/01/2020            77,328
      248,560   FHLMC #555503                                                        9.00         04/01/2021           269,654
      493,351   FHLMC #611023+/-                                                     3.70         10/01/2026           507,910
      172,424   FHLMC #786210+/-                                                     6.38         01/01/2026           184,494
      650,083   FHLMC #786823+/-                                                     3.40         07/01/2029           665,196
      223,019   FHLMC #789483+/-                                                     3.23         06/01/2032           226,745
      169,507   FHLMC #865496+/-                                                     5.81         05/01/2026           179,129
      111,449   FHLMC #884009                                                       10.50         05/01/2020           130,196
       24,858   FHLMC #A01434                                                        9.00         06/01/2016            25,548
      189,318   FHLMC #A01562                                                        9.00         11/01/2018           204,752
       53,645   FHLMC #A01620                                                        9.00         04/01/2017            58,018
       40,035   FHLMC #A01860                                                        8.50         06/01/2017            44,294
    1,801,022   FHLMC #B13066                                                        4.00         03/01/2014         1,858,280
    1,173,502   FHLMC #B13579                                                        5.00         04/01/2019         1,255,292
      912,411   FHLMC #B13580                                                        5.00         04/01/2019           976,004
    9,991,760   FHLMC #B13654                                                        4.00         04/01/2014        10,311,883
    1,779,884   FHLMC #B15194                                                        5.00         06/01/2019         1,903,938
    2,121,997   FHLMC #B16884                                                        5.00         10/01/2019         2,269,895
    5,086,352   FHLMC #B17855                                                        5.00         02/01/2020         5,436,091
      636,823   FHLMC #C01345                                                        7.00         04/01/2032           707,032
      103,373   FHLMC #C31808                                                        7.50         10/01/2029           117,743
      676,184   FHLMC #C59553                                                        7.50         11/01/2031           770,711
    1,002,389   FHLMC #C65576                                                        7.50         04/01/2032         1,142,769
    1,008,024   FHLMC #E79794                                                        7.00         10/01/2014         1,087,247
    2,068,379   FHLMC #E96459                                                        5.00         05/01/2018         2,217,711
      256,673   FHLMC #G00319                                                        9.50         04/01/2025           297,195
       53,236   FHLMC #G00683                                                        8.50         12/01/2025            61,596
      208,012   FHLMC #G01236                                                       10.00         10/01/2021           229,873
    6,830,514   FHLMC #G08102                                                        6.50         12/01/2035         7,388,428
        5,035   FHLMC #G10783                                                        8.50         06/01/2012             5,274
       37,543   FHLMC #G11136                                                        6.50         05/01/2011            38,380
       55,470   FHLMC #G11200                                                        8.00         01/01/2012            58,115
    1,086,175   FHLMC #G11209                                                        7.50         12/01/2011         1,132,874
      351,118   FHLMC #G11345                                                        7.50         12/01/2011           367,996
      867,437   FHLMC #G11368                                                        7.50         12/01/2012           914,133
    8,090,914   FHLMC #G18005                                                        5.00         08/01/2019         8,654,833
    1,191,187   FHLMC #G80106                                                       10.00         08/17/2022         1,345,211
    1,870,145   FHLMC #G80116                                                       10.00         02/17/2025         2,143,997
    2,238,866   FHLMC #G80193                                                        9.50         09/17/2022         2,532,303
      195,497   FHLMC #G90023                                                        7.00         11/17/2013           205,387
    9,087,608   FHLMC #H01193                                                        6.50         08/01/2037         9,787,283
    3,327,862   FHLMC #H01792                                                        6.50         10/01/2037         3,584,082
       44,522   FHLMC #N70012                                                       10.50         08/01/2020            51,585
                                                                                                                   158,279,344
                                                                                                                --------------

                      20 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 41.27%
$   6,150,000   FNMA%%                                                               4.00%           TBA        $    6,175,947
   84,220,000   FNMA%%                                                               4.50            TBA            86,443,913
   90,640,000   FNMA%%                                                               5.00            TBA            95,058,700
   92,485,000   FNMA%%                                                               5.50            TBA            98,352,063
   27,800,000   FNMA%%                                                               5.69            TBA            15,990,393
   26,795,000   FNMA%%                                                               6.00            TBA            28,720,891
       73,001   FNMA #100042                                                        11.00         10/15/2020            82,430
      214,029   FNMA #100285                                                         9.50         12/15/2020           247,721
          154   FNMA #1376                                                          15.50         10/01/2012               172
      265,062   FNMA #190180                                                         9.00         07/01/2021           296,754
       77,748   FNMA #253266                                                         8.00         05/01/2030            89,272
      434,723   FNMA #253951                                                         7.50         09/01/2031           495,563
      455,595   FNMA #254218                                                         7.00         02/01/2032           507,974
      165,867   FNMA #254223                                                         7.50         02/01/2032           189,132
    1,074,095   FNMA #254480                                                         7.00         10/01/2032         1,192,792
    3,091,480   FNMA #254836                                                         4.00         07/01/2010         3,138,411
    1,747,766   FNMA #256314                                                         5.50         06/01/2016         1,848,532
   31,355,841   FNMA #257307                                                         6.00         08/01/2038        33,653,023
        3,945   FNMA #303548                                                         8.50         02/01/2012             4,096
      548,147   FNMA #313419                                                         8.50         12/01/2026           636,899
      162,308   FNMA #323013                                                         9.00         10/01/2021           183,685
      783,788   FNMA #323284                                                         8.50         05/01/2017           858,642
    5,299,622   FNMA #357464                                                         4.50         12/01/2018         5,635,265
       26,818   FNMA #364215                                                         7.50         07/01/2015            28,989
    2,399,819   FNMA #368034                                                         8.00         11/01/2026         2,809,221
    6,874,483   FNMA #387402                                                         5.03         05/01/2015         7,457,590
    1,523,523   FNMA #398800                                                         8.00         06/01/2012         1,602,129
       62,392   FNMA #398805                                                         8.50         11/01/2011            63,989
      107,261   FNMA #417768                                                         6.50         03/01/2028           117,040
       41,899   FNMA #426843                                                        11.00         02/01/2019            47,043
       51,072   FNMA #439935                                                         8.00         04/01/2017            55,299
      633,737   FNMA #457277+/-                                                      3.53         10/01/2027           647,114
      267,058   FNMA #458018                                                        12.00         07/15/2014           304,549
      636,972   FNMA #487758                                                         8.50         05/01/2026           737,641
      205,415   FNMA #487759                                                         9.50         07/01/2028           238,078
      147,520   FNMA #516051                                                         9.50         01/01/2021           169,332
      146,147   FNMA #535537                                                         9.00         07/01/2028           167,800
      203,835   FNMA #535573                                                         8.00         11/01/2013           205,375
      286,870   FNMA #535752                                                        10.00         12/01/2020           327,491
      945,132   FNMA #538435+/-                                                      3.85         07/01/2026           970,316
      150,154   FNMA #545117+/-                                                      3.44         12/01/2040           153,466
      732,321   FNMA #545187+/-                                                      2.83         09/01/2031           762,740
      155,720   FNMA #545208+/-                                                      3.16         09/01/2031           161,557
      599,556   FNMA #545460+/-                                                      3.04         11/01/2031           618,899
    1,888,964   FNMA #54844+/-                                                       3.31         09/01/2027         1,923,052
      677,618   FNMA #555161                                                         6.00         12/01/2013           732,258
    3,499,891   FNMA #555569                                                         6.00         05/01/2016         3,791,403
    8,395,015   FNMA #555710                                                         4.50         08/01/2018         8,926,699
      452,361   FNMA #635726+/-                                                      3.69         04/01/2032           462,030
      272,298   FNMA #646643+/-                                                      3.24         06/01/2032           281,167
    1,549,606   FNMA #66414+/-                                                       5.13         09/01/2028         1,599,576
      258,211   FNMA #675479+/-                                                      4.73         01/01/2033           262,749
      242,229   FNMA #675491+/-                                                      4.43         04/01/2033           248,540
       45,451   FNMA #695514                                                         8.50         10/01/2026            52,368
      429,934   FNMA #695519                                                         8.50         11/01/2026           495,242

                     Wells Fargo Advantage Income Funds 21


Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     242,182   FNMA #70765                                                          9.00%        03/01/2021    $      278,065
    1,250,066   FNMA #724438                                                         8.50         06/01/2027         1,439,488
      185,588   FNMA #724658+/-                                                      5.61         07/01/2033           189,822
   22,669,427   FNMA #725249                                                         5.00         03/01/2034        23,858,243
    4,111,410   FNMA #725638                                                         5.00         12/01/2018         4,408,887
   35,310,966   FNMA #735062                                                         5.50         06/01/2034        37,720,663
    4,680,721   FNMA #735613                                                         6.00         02/01/2035         5,075,566
   13,269,095   FNMA #739503                                                         5.50         09/01/2033        14,174,607
   11,870,037   FNMA #740227                                                         5.50         09/01/2033        12,680,074
    9,380,361   FNMA #745678+/-                                                      5.35         05/01/2036         9,634,557
    7,554,921   FNMA #745743                                                         4.00         05/01/2021         7,787,864
    7,588,374   FNMA #745816+/-                                                      4.57         12/01/2035         7,883,571
    3,737,411   FNMA #787275+/-                                                      4.86         06/01/2034         3,872,638
    3,287,148   FNMA #813158+/-                                                      3.21         12/01/2034         3,380,119
   10,501,391   FNMA #835168                                                         5.50         08/01/2035        11,206,543
    4,127,884   FNMA #873354                                                         5.61         02/01/2021         4,563,182
   11,700,000   FNMA #874284                                                         5.12         01/01/2017        12,756,440
   16,627,340   FNMA #878059                                                         5.50         03/01/2036        17,720,457
    8,056,528   FNMA #886087                                                         6.50         07/01/2036         8,722,293
   10,211,822   FNMA #886686+/-                                                      6.14         08/01/2036        10,852,517
    2,519,048   FNMA #886761                                                         7.00         09/01/2036         2,776,661
   25,841,166   FNMA #888022                                                         5.00         02/01/2036        27,155,936
   18,329,097   FNMA #888538                                                         5.50         01/01/2037        19,559,867
   16,762,837   FNMA #888707                                                         7.50         10/01/2037        18,671,751
   25,899,314   FNMA #889398                                                         6.00         11/01/2037        27,812,929
    5,415,880   FNMA #892283+/-                                                      5.86         09/01/2036         5,733,590
    5,322,002   FNMA #895998                                                         6.50         07/01/2036         5,761,795
    3,983,280   FNMA #902200                                                         6.50         11/01/2036         4,312,445
    6,474,910   FNMA #918447                                                         5.50         05/01/2022         6,942,386
    4,966,575   FNMA #924858                                                         6.50         09/01/2037         5,355,268
    4,448,794   FNMA #953137                                                         6.00         09/01/2037         4,777,501
    8,104,399   FNMA #954965                                                         6.50         09/01/2037         8,738,663
    8,509,571   FNMA #988565                                                         6.00         08/01/2038         9,132,996
   15,654,519   FNMA #995958                                                         5.50         06/01/2024        16,784,743
   48,222,423   FNMA #AD0143                                                         5.50         06/01/2024        51,776,942
                                                                                                                   829,722,081
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.07%
   70,570,000   GNMA%%                                                               5.00            TBA            74,175,704
        4,367   GNMA #126600                                                        13.00         11/15/2014             5,111
        4,089   GNMA #201                                                           14.00         09/20/2014             4,867
        6,194   GNMA #52538                                                         15.00         07/15/2012             7,180
      325,349   GNMA #780104                                                         9.50         10/20/2019           366,581
      158,603   GNMA #780110                                                        12.50         04/15/2019           169,520
    1,417,365   GNMA #780288                                                         8.00         12/15/2023         1,644,862
       17,657   GNMA #780763                                                         7.50         12/15/2010            17,751
    1,013,210   GNMA #780867                                                         8.35         04/15/2020         1,151,263
      605,447   GNMA #780980                                                         8.40         05/15/2020           698,423
      463,510   GNMA #8678                                                           3.63         08/20/2020           483,111
      278,302   GNMA #8714                                                           4.13         11/20/2020           288,478
        2,052   GNMA #95643                                                         15.00         09/15/2012             2,384
  127,478,956   GNMA Series 2002-53 Class IO+/-(c)                                   0.90         04/16/2042         2,850,136
                                                                                                                    81,865,371
                                                                                                                --------------

                     22 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
SMALL BUSINESS ADMINISTRATION: 0.01%
$   1,546,775   SBA #440019 SERIES 1993- 1A(c)(i)                                   1.00%         02/28/2018    $       64,046
    2,262,093   SBA SERIES 1992- 6 CLASS A(c)(i)                                    1.00          10/15/2017            93,665
                                                                                                                       157,711
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $1,033,113,154)                                                                    1,070,024,507
                                                                                                                --------------
ASSET BACKED SECURITIES: 1.49%
   10,445,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                   A3B+/-                                                           0.94          11/15/2011        10,452,769
   19,165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                        2.40          06/17/2013        19,524,792
TOTAL ASSET BACKED SECURITIES (COST $29,600,636)                                                                    29,977,561
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.18%
   11,820,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                   2004-LB4A CLASS A4                                               4.58          10/15/2037        11,732,794
       54,769   FHLMC SERIES 16 CLASS D                                            10.00          10/15/2019            59,593
   13,836,644   FHLMC SERIES 3139 CLASS YD                                          4.38          04/15/2015        14,279,676
   11,674,321   FHLMC SERIES 3185 CLASS PA                                          4.50          08/15/2026        12,001,573
    9,960,384   FHLMC SERIES 3221 CLASS VA                                          5.00          09/15/2017        10,829,225
      436,617   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS
                   A6+/-                                                            0.65          11/25/2028           423,632
    1,726,939   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS
                   A+/-                                                             0.52          05/25/2030         1,572,082
      758,779   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS
                   A+/-                                                             0.52          09/25/2031           692,352
    2,019,139   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS
                   A6                                                               9.50          02/25/2042         2,249,448
    1,029,540   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                   2A1+/-                                                           4.80          03/25/2043           979,636
    5,198,199   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                   2A1+/-                                                           4.77          07/25/2043         5,397,193
    2,080,850   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                          9.50          06/25/2030         2,329,252
    4,178,495   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                         9.50          12/25/2041         4,677,303
    1,043,904   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                         9.50          08/25/2041         1,168,520
    2,874,132   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                       5.36          07/25/2041         3,031,834
   15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                          5.34          04/25/2012        16,477,344
    2,582,487   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                      4.90          10/25/2041         2,679,223
   11,063,050   FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                         6.50          07/25/2042        11,977,479
      589,973   FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                       0.48          05/25/2032           494,246
   15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                           4.49          11/25/2012        15,813,374
      686,461   FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                       0.52          03/25/2033           539,291
      174,295   FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                           8.50          07/25/2022            36,552
      468,114   FNMA INTEREST STRIP SERIES 265 CLASS 2                              9.00          03/01/2024           538,081
      187,736   FNMA SERIES 1988-2 CLASS Z                                         10.10          02/25/2018           209,209
       93,239   FNMA SERIES 1988-7 CLASS Z                                          9.25          04/25/2018           103,969
      486,263   FNMA SERIES 1989-10 CLASS Z                                         9.50          03/25/2019           564,391
      373,902   FNMA SERIES 1989-100 CLASS Z                                        8.75          12/25/2019           419,485
    1,016,858   FNMA SERIES 1989-12 CLASS Y                                        10.00          03/25/2019         1,200,687
      528,273   FNMA SERIES 1989-22 CLASS G                                        10.00          05/25/2019           620,745
      118,347   FNMA SERIES 1989-63 CLASS Z                                         9.40          10/25/2019           132,248
      170,060   FNMA SERIES 1989-98 CLASS E                                         9.20          12/25/2019           190,092
      310,368   FNMA SERIES 1990-144 CLASS W                                        9.50          12/25/2020           360,596
      287,814   FNMA SERIES 1990-75 CLASS Z                                         9.50          07/25/2020           337,076
      124,733   FNMA SERIES 1990-84 CLASS Y                                         9.00          07/25/2020           140,903
      575,315   FNMA SERIES 1990-96 CLASS Z                                         9.67          08/25/2020           676,448
      182,614   FNMA SERIES 1991-5 CLASS Z                                          8.75          01/25/2021           209,531
      625,001   FNMA SERIES 1991-85 CLASS Z                                         8.00          06/25/2021           694,141
      452,420   FNMA SERIES 1992-45 CLASS Z                                         8.00          04/25/2022           502,469
      442,105   FNMA SERIES G-8 CLASS E                                             9.00          04/25/2021           508,554
      955,021   FNMA SERIES G92-30 CLASS Z                                          7.00          06/25/2022         1,054,605
      170,615   FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                           9.31          09/25/2028           172,407
      120,800   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         4.40          06/25/2033           110,005
    5,626,700   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                         4.75          08/25/2042         6,071,093

                     Wells Fargo Advantage Income Funds 23


Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   1,091,640   FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                            0.46%        04/25/2033    $      953,397
    5,097,577   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.93         08/25/2042         5,332,907
    4,973,215   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                         10.04         10/25/2042         5,505,478
    2,470,337   FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                         10.14         12/25/2042         2,702,848
      389,641   FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                            0.48         06/25/2033           370,619
    5,032,884   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3+/-                         7.00         08/25/2044         5,567,879
    9,974,000   FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                   7.80         04/15/2015        10,229,106
    4,985,037   FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                     5.88         05/15/2016         5,075,608
    4,947,953   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C3 CLASS A2                                                  6.96         09/15/2035         5,080,204
   12,404,000   GNMA SERIES 2004-103 CLASS C+/-                                      4.70         12/16/2027        13,071,628
  197,410,409   GNMA SERIES 2005-23 CLASS IO+/-(c)                                   0.86         06/17/2045         7,348,938
    2,167,569   GNMA SERIES 2005-34 CLASS A                                          3.96         09/16/2021         2,180,842
    8,424,633   GNMA SERIES 2005-59 CLASS A                                          4.39         05/16/2023         8,618,238
   12,583,534   GNMA SERIES 2006-3 CLASS A                                           4.21         01/16/2028        12,977,186
   12,510,000   GNMA SERIES 2006-32 CLASS C+/-                                       5.52         11/16/2038        13,533,213
  141,718,532   GNMA SERIES 2006-32 CLASS XM+/-(c)                                   0.70         11/16/2045         5,158,583
   12,520,000   GNMA SERIES 2006-68 CLASS D+/-                                       5.31         12/16/2037        13,507,573
  277,535,244   GNMA SERIES 2008-22 CLASS XM+/-(c)                                   1.20         02/16/2050        13,383,721
   39,500,000   GNMA SERIES 2008-80 CLASS B                                          4.28         03/16/2033        41,505,498
    4,572,789   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                 5.09         06/25/2035         3,707,899
    4,560,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                    5.27         06/13/2041         4,578,787
    4,370,191   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1          6.50         10/25/2034         4,105,249
  125,500,000   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2
                   CLASS X2+/-(c)                                                    0.00         11/13/2011             1,255
   23,365,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-              6.07         08/15/2039        24,832,147
      758,161   VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                       8.87         02/15/2025           817,997
      969,413   VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                        8.79         06/15/2025         1,098,466
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $336,630,382)                                                      345,503,623
                                                                                                                --------------
CORPORATE BONDS & NOTES: 0.99%
APPAREL & ACCESSORY STORES: 0.00%
          172   SEARS ROEBUCK ACCEPTANCE                                             6.70         04/15/2012               170
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 0.49%
   15,000,000   FINANCING CORPORATION FICO SERIES D-P##                              4.25         09/26/2019         9,925,519
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.50%
    6,000,000   TENNESSEE VALLEY AUTHORITY                                           5.25         09/15/2039         6,141,252
    3,670,000   TENNESSEE VALLEY AUTHORITY                                           5.38         04/01/2056         3,804,876
                                                                                                                     9,946,128
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $19,176,734)                                                                    19,871,817
                                                                                                                --------------
FOREIGN GOVERNMENT BONDS: 1.51%
   28,000,000   EUROPEAN INVESTMENT BANK SERIES EMTN<<                               4.25         07/15/2013        30,377,816
TOTAL FOREIGN GOVERNMENT BONDS (COST $28,496,344)                                                                   30,377,816
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 0.47%
ARKANSAS: 0.06%
    1,029,498   ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)         9.75         11/15/2014         1,131,511
                                                                                                                --------------
TEXAS: 0.41%
    5,405,000   RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)            10.00         12/15/2020         8,247,760
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $8,653,723)                                                                      9,379,271
                                                                                                                --------------

                     24 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
US TREASURY SECURITIES: 27.93%
US TREASURY BONDS: 6.44%
$  18,740,000   US TREASURY BOND<<                                                  4.50%         08/15/2039    $   19,688,713
   17,315,000   US TREASURY BOND<<                                                  5.38          02/15/2031        20,385,711
   20,890,000   US TREASURY BOND<<                                                  6.00          02/15/2026        26,151,669
   11,250,000   US TREASURY BOND<<                                                  7.13          02/15/2023        15,264,844
   34,340,000   US TREASURY BOND<<                                                  8.75          05/15/2017        48,022,361
                                                                                                                   129,513,298
                                                                                                                --------------
US TREASURY NOTES: 21.49%
   81,000,000   US TREASURY NOTE<<                                                  0.88          04/30/2011        81,534,762
   51,975,000   US TREASURY NOTE<<                                                  1.38          04/15/2012        52,640,904
   49,160,000   US TREASURY NOTE<<                                                  1.38          09/15/2012        49,655,434
   49,000,000   US TREASURY NOTE<<                                                  1.50          07/15/2012        49,757,981
   36,500,000   US TREASURY NOTE<<                                                  2.13          11/30/2014        36,651,133
   21,200,000   US TREASURY NOTE<<                                                  2.38          09/30/2014        21,637,356
   26,170,000   US TREASURY NOTE<<                                                  2.75          10/31/2013        27,396,719
    7,700,000   US TREASURY NOTE<<                                                  3.13          05/15/2019         7,662,101
   73,850,000   US TREASURY NOTE<<                                                  3.75          11/15/2018        77,450,188
   25,000,000   US TREASURY NOTE<<                                                  4.25          08/15/2015        27,656,250
                                                                                                                   432,042,828
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $548,107,344)                                                                   561,556,126
                                                                                                                --------------

                                                                                    YIELD
                                                                                -------------
COLLATERAL FOR SECURITIES LENDING: 24.66%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.48%
   22,484,604   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.21                            22,484,604
   22,484,604   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.16                            22,484,604
   22,484,604   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.11                            22,484,604
   22,484,604   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.20                            22,484,604
                                                                                                                    89,938,416
                                                                                                                --------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.18%
    4,372,006   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.26          12/07/2009         4,372,006
    1,561,431   AMSTEL FUNDING CORPORATION++(p)                                     1.25          12/18/2009         1,560,509
    1,561,431   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          12/03/2009         1,561,415
    4,684,292   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          12/04/2009         4,684,214
    3,747,434   ARABELLA FINANCE LLC++(p)                                           0.35          12/01/2009         3,747,434
    5,308,865   ARABELLA FINANCE LLC++(p)                                           0.40          12/03/2009         5,308,747
      156,143   ARABELLA FINANCE LLC++(p)                                           0.40          12/04/2009           156,138
    3,122,862   ASPEN FUNDING CORPORATION++(p)                                      0.18          12/21/2009         3,122,549
    9,368,585   BANK OF AMERICA                                                     0.18          12/23/2009         9,367,554
   27,153,282   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $27,153,403)          0.16          12/01/2009        27,153,282
    4,684,292   BANK OF IRELAND                                                     0.35          12/01/2009         4,684,292
    3,747,434   BANK OF IRELAND                                                     0.50          12/02/2009         3,747,434
    1,512,402   BARTON CAPITAL CORPORATION++(p)                                     0.18          12/01/2009         1,512,402
      780,715   BELMONT FUNDING LLC++(p)                                            0.50          12/01/2009           780,715
    4,059,720   BNP PARIBAS (NEW YORK)                                              0.21          12/08/2009         4,059,744
    3,435,148   BNP PARIBAS (NEW YORK)                                              0.21          12/14/2009         3,435,185
    9,368,585   BRYANT BANK FUNDING++                                               0.18          12/23/2009         9,367,554
    7,807,154   CAFCO LLC++                                                         0.17          12/09/2009         7,806,859
      343,515   CALCASIEU PARISH LA+/-ss                                            0.40          12/01/2027           343,515
    7,494,868   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.23          11/01/2026         7,494,868
      999,316   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.35          06/01/2028           999,316

                     Wells Fargo Advantage Income Funds 25


Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   7,807,154   CHARTA LLC++(p)                                                     0.17%         12/09/2009    $    7,806,859
      828,339   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.30          10/01/2038           828,339
    1,561,431   COOK COUNTY IL+/-ss                                                 0.40          11/01/2030         1,561,431
    9,476,636   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $9,476,681)                                                0.17          12/01/2009         9,476,636
    5,308,865   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.40          12/15/2037         5,308,865
    3,747,434   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/02/2009         3,747,434
    4,528,149   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/07/2009         4,528,149
    3,747,434   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.27          12/04/2009         3,747,434
    7,807,154   E.ON AG++                                                           0.17          12/21/2009         7,806,417
    7,807,154   ENI FINANCE USA INCORPORATED++                                      0.17          12/18/2009         7,806,527
    8,119,440   FORTIS FUNDING LLC++                                                0.20          12/29/2009         8,118,177
    8,431,726   GDF SUEZ++                                                          0.17          12/15/2009         8,431,169
    6,245,723   GEMINI SECURITIZATION INCORPORATED++(p)                             0.18          12/10/2009         6,245,442
    7,800,908   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,800,945)              0.17          12/01/2009         7,800,908
    7,807,154   GOTHAM FUNDING CORPORATION++                                        0.18          12/15/2009         7,806,608
    1,561,431   GRAMPIAN FUNDING++(p)                                               0.25          12/03/2009         1,561,409
    6,558,009   GRAMPIAN FUNDING++(p)                                               0.28          12/15/2009         6,557,295
    6,767,522   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010         2,516,842
    5,133,985   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                 0.20          05/15/2037         5,133,985
      515,272   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.30          11/01/2042           515,272
    2,529,518   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.27          05/15/2034         2,529,518
      893,138   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.30          07/01/2029           893,138
      624,572   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.29          01/01/2018           624,572
    1,561,431   ING USA FUNDING LLC                                                 0.18          12/09/2009         1,561,368
    6,245,723   ING USA FUNDING LLC                                                 0.19          12/07/2009         6,245,525
   23,975,458   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $23,975,571)          0.17          12/01/2009        23,975,458
    3,122,862   JUPITER SECURITIZATION CORPORATION++(p)                             0.18          12/02/2009         3,122,846
    1,561,431   JUPITER SECURITIZATION CORPORATION++(p)                             0.18          12/03/2009         1,561,415
      936,858   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.29          04/15/2025           936,858
    9,368,585   KBC BANK NV BRUSSELS                                                0.18          12/01/2009         9,368,585
    1,873,717   LLOYDS TSB BANK PLC                                                 0.18          12/17/2009         1,873,567
    6,245,723   LLOYDS TSB BANK PLC                                                 0.20          12/07/2009         6,245,723
    2,498,289   LMA AMERICAS LLC++(p)                                               0.18          12/11/2009         2,498,164
    1,405,288   LMA AMERICAS LLC++(p)                                               0.18          12/17/2009         1,405,175
    4,684,292   LMA AMERICAS LLC++(p)                                               0.19          12/21/2009         4,683,798
    1,405,288   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19          10/01/2033         1,405,288
    7,744,697   MASSACHUSETTS HEFA+/-ss                                             0.25          10/01/2034         7,744,697
      857,226   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.24          02/01/2036           857,226
    6,558,009   NATIXIS                                                             0.27          12/07/2009         6,558,042
      624,572   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.31          01/01/2018           624,572
    6,870,296   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.22          07/01/2034         6,870,296
    6,245,723   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                               0.24          12/01/2040         6,245,723
    7,807,154   NEWPORT FUNDING CORPORATION++(p)                                    0.18          12/15/2009         7,806,608
    1,528,641   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.30          01/01/2034         1,528,641
    3,158,775   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $3,158,791)                                                0.18          12/01/2009         3,158,775
    1,093,002   REGENCY MARKETS #1 LLC++(p)                                         0.18          12/04/2009         1,092,985
    5,190,196   REGENCY MARKETS #1 LLC++(p)                                         0.20          12/09/2009         5,189,965
    1,561,431   ROMULUS FUNDING CORPORATION++                                       0.30          12/15/2009         1,561,249
    5,621,151   ROYAL BANK OF SCOTLAND PLC                                          0.20          12/02/2009         5,621,120
    4,372,006   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.20          12/01/2028         4,372,006
    6,245,723   SOCIETE GENERALE NORTH AMERICA                                      0.19          12/18/2009         6,245,178

                     26 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     390,358   STARBIRD FUNDING CORPORATION++(p)                                   0.15%         12/01/2009    $      390,358
    6,245,723   STARBIRD FUNDING CORPORATION++(p)                                   0.20          12/03/2009         6,245,654
    7,807,154   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                0.18          12/18/2009         7,806,490
    1,873,717   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.18          12/17/2009         1,873,567
    6,338,785   TULIP FUNDING CORPORATION++(p)                                      0.19          12/07/2009         6,338,584
    2,061,089   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24          07/01/2032         2,061,089
    6,245,723   UBS AG (STAMFORD CT)                                                0.31          12/04/2009         6,245,791
    9,368,585   UNICREDITO ITALIANO (NEW YORK)                                      0.25          01/04/2010         9,368,629
      936,858   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.29          12/15/2040           936,858
   20,827,783   VFNC CORPORATION(a)+/-++(i)                                         0.24          09/30/2010        10,413,891
      390,358   VICTORY RECEIVABLES CORPORATION++(p)                                0.15          12/01/2009           390,358
    5,174,269   VICTORY RECEIVABLES CORPORATION++(p)                                0.18          12/16/2009         5,173,881
    1,561,431   VICTORY RECEIVABLES CORPORATION++(p)                                0.19          12/08/2009         1,561,374
                                                                                                                   405,785,535
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $494,805,515)                                                        495,723,951
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 18.63%
MUTUAL FUNDS: 18.58%
  373,697,943   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                     0.13                           373,697,943
                                                                                                                --------------

  PRINCIPAL
-------------
US TREASURY BILLS: 0.05%
$   1,000,000   US TREASURY BILLS###                                                0.10          12/24/2009          999,936
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $374,697,879)                                                                   374,697,879
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,873,281,711)*                                              146.08%                                  $2,937,112,551
OTHER ASSETS AND LIABILITIES, NET                                      (46.08)                                    (926,472,857)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $2,010,639,694
                                                                       ======                                   ==============

                     Wells Fargo Advantage Income Funds 27


Portfolio of Investments--November 30, 2009 (Unaudited)

GOVERNMENT SECURITIES FUND

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

%%   Securities issued on a when-issued (TBA) basis.

+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)  Illiquid security.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $373,697,943.

(u)  Rate shown is the 7-day annualized yield at period end.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,878,554,270 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 80,404,875
Gross unrealized depreciation    (21,846,594)
                                ------------
Net unrealized appreciation     $ 58,558,281

The accompanying notes are an integral part of these financial statements.

                     28 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
CORPORATE BONDS & NOTES: 90.84%
AEROSPACE: 1.18%
$   2,820,000   TRIUMPH GROUP INCORPORATED++                                         8.00%        11/15/2017    $    2,820,000
    4,500,000   SPIRIT AEROSYSTEMS INCORPORATED++                                    7.50         10/01/2017         4,410,000
                                                                                                                     7,230,000
                                                                                                                --------------
AGRICULTURAL CHEMICALS: 0.61%
    3,500,000   TERRA CAPITAL INCORPORATED++                                         7.75         11/01/2019         3,710,000
                                                                                                                --------------
AMUSEMENT & RECREATION SERVICES: 1.81%
    3,540,000   PENN NATIONAL GAMING INCORPORATED++                                  8.75         08/15/2019         3,522,300
    2,320,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                            9.38         06/15/2015         1,682,000
    1,222,000   TOWN SPORTS INTERNATIONAL INCORPORATED(0)(0)                        32.22         02/01/2014           647,660
    5,000,000   YONKERS RACING CORPORATION++                                        11.38         07/15/2016         5,200,000
                                                                                                                    11,051,960
                                                                                                                --------------
APPAREL & ACCESSORY STORES: 0.49%
    2,915,000   WARNACO INCORPORATED                                                 8.88         06/15/2013         2,987,875
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.76%
    4,455,000   LEVI STRAUSS & COMPANY                                               9.75         01/15/2015         4,666,613
                                                                                                                --------------
AUTO PARTS & EQUIPMENT: 0.68%
    1,785,000   TRW AUTOMOTIVE INCORPORATED++                                        7.25         03/15/2017         1,651,125
    2,500,000   TRW AUTOMOTIVE INCORPORATED++                                        8.88         12/01/2017         2,493,750
                                                                                                                     4,144,875
                                                                                                                --------------
BEVERAGES: 0.04%
      240,000   COTT BEVERAGES INCORPORATED++                                        8.38         11/15/2017           240,000
                                                                                                                --------------
BUSINESS SERVICES: 4.03%
      350,000   AFFINITY GROUP INCORPORATED                                          9.00         02/15/2012           242,813
       52,719   AFFINITY GROUP INCORPORATED####                                     10.88         02/15/2012            21,022
    3,590,000   CLEAN HARBORS INCORPORATED++                                         7.63         08/15/2016         3,612,438
    2,453,952   COSO GEOTHERMAL POWER HOLDINGS++(i)                                  7.00         07/15/2026         2,049,050
    3,555,000   FIRST DATA CORPORATION<<                                             9.88         09/24/2015         3,163,950
    4,305,000   IRON MOUNTAIN INCORPORATED                                           8.38         08/15/2021         4,401,863
    6,210,000   LAMAR MEDIA CORPORATION SERIES C                                     6.63         08/15/2015         5,837,400
    1,490,000   RAINBOW NATIONAL SERVICES LLC++                                     10.38         09/01/2014         1,560,775
    4,000,000   UNITED RENTALS NORTH AMERICA INCORPORATED<<                          7.75         11/15/2013         3,690,000
                                                                                                                    24,579,311
                                                                                                                --------------
CASINO & GAMING: 2.10%
    3,322,000   POKAGON GAMING AUTHORITY++                                          10.38         06/15/2014         3,463,185
    5,850,000   TUNICA-BILOXI GAMING AU++                                            9.00         11/15/2015         5,235,750
    2,110,000   TURNING STONE CASINO RESORT ENTERPRISE++                             9.13         12/15/2010         2,094,175
    1,350,000   TURNING STONE CASINO RESORT ENTERPRISE++                             9.13         09/15/2014         1,312,875
    1,301,000   WATERFORD GAMING LLC++(i)                                            8.63         09/15/2014           741,570
                                                                                                                    12,847,555
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 1.53%
    6,000,000   NALCO COMPANY++                                                      8.25         05/15/2017         6,255,000
    3,000,000   ROHM & HAAS COMPANY                                                  7.85         07/15/2029         3,075,444
                                                                                                                     9,330,444
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 29


Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COAL MINING: 2.11%
$   2,250,000   ARCH COAL INCORPORATED++                                             8.75%        08/01/2016    $    2,317,500
    2,750,000   ARCH WESTERN FINANCE LLC                                             6.75         07/01/2013         2,736,250
    3,145,000   FOUNDATION PA COAL COMPANY                                           7.25         08/01/2014         3,152,863
    4,770,000   MASSEY ENERGY COMPANY                                                6.88         12/15/2013         4,698,450
                                                                                                                    12,905,063
                                                                                                                --------------
COMMUNICATIONS: 11.41%
    2,300,000   CCH II LLC/CCH II CAPITAL CORPORATION####                           10.25         09/15/2010         2,863,500
    3,825,000   CENTENNIAL CELLULAR COMMUNICATIONS CORPORATION                      10.13         06/15/2013         3,939,750
    3,000,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                             10.38         04/30/2014         3,052,500
    2,000,000   CRICKET COMMUNICATIONS INCORPORATED SERIES I++                       7.75         05/15/2016         1,975,000
    4,345,000   CSC HOLDINGS INCORPORATED++                                          8.50         06/15/2015         4,567,681
    1,410,000   CSC HOLDINGS INCORPORATED++                                          8.63         02/15/2019         1,494,600
      350,000   ECHOSTAR DBS CORPORATION                                             7.13         02/01/2016           346,500
    3,900,000   ECHOSTAR DBS CORPORATION                                             7.75         05/31/2015         3,958,500
      300,000   FISHER COMMUNICATIONS INCORPORATED                                   8.63         09/15/2014           285,750
    3,635,000   FRONTIER COMMUNICATIONS CORPORATION                                  8.25         05/01/2014         3,734,963
    3,125,000   INTELSAT BERMUDA LIMITED++(o)(o)                                    11.25         02/04/2017         3,093,750
    4,000,000   METROPCS WIRELESS INCORPORATED                                       9.25         11/01/2014         4,010,000
      825,000   METROPCS WIRELESS INCORPORATED                                       9.25         11/01/2014           827,063
    4,355,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                          7.38         08/01/2015         4,028,375
      425,000   NIELSEN FINANCE LLC COMPANY(o)(o)                                   11.19         08/01/2016           371,875
    1,950,000   NIELSEN FINANCE LLC COMPANY                                         11.50         05/01/2016         2,096,250
    3,255,000   NIELSEN FINANCE LLC COMPANY                                         11.63         02/01/2014         3,499,125
    2,865,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED++                    8.00         10/01/2015         2,865,000
    5,750,000   QWEST CORPORATION++                                                  8.38         05/01/2016         6,008,750
    2,600,000   SPRINT CAPITAL CORPORATION                                           6.90         05/01/2019         2,268,500
    4,430,000   SPRINT NEXTEL CORPORATION                                            6.00         12/01/2016         3,820,875
      955,000   SPRINT NEXTEL CORPORATION                                            8.38         08/15/2017           931,125
    4,300,000   TIME WARNER TELECOMMUNICATION HOLDINGS                               9.25         02/15/2014         4,418,250
    1,980,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                 7.75         02/15/2015         2,039,400
    3,130,000   WINDSTREAM CORPORATION                                               8.63         08/01/2016         3,153,475
                                                                                                                    69,650,557
                                                                                                                --------------
COMPUTER SOFTWARE & SERVICES: 0.87%
    5,000,000   SUNGARD DATA SYSTEMS INCORPORATED                                   10.63         05/15/2015         5,300,000
                                                                                                                --------------
DIVERSIFIED FINANCIAL SERVICES: 0.16%
      950,000   UPC GERMANY GMBH++                                                   8.13         12/01/2017           947,625
                                                                                                                --------------
EATING & DRINKING PLACES: 0.23%
    1,400,000   O'CHARLEYS INCORPORATED                                              9.00         11/01/2013         1,382,500
                                                                                                                --------------
ELECTRIC INTERGRATED: 0.27%
    1,830,000   MIRANT AMERICAS GENERATION LLC SENIOR NOTES                          8.50         10/01/2021         1,656,150
                                                                                                                --------------
ELECTRIC UTILITIES: 0.30%
    1,910,000   RRI ENERGY INCORPORATED                                              7.88         06/15/2017         1,819,275
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.64%
    3,900,000   EL PASO CORPORATION                                                  7.00         06/15/2017         3,822,000
    4,000,000   EL PASO NATURAL GAS CORPORATION                                      7.25         06/01/2018         3,999,720
    2,735,000   ENERGY FUTURE HOLDINGS                                              10.88         11/01/2017         1,921,338
    4,020,000   INERGY LP/INERGY FINANCE CORPORATION                                 6.88         12/15/2014         3,889,350
    3,450,000   IPALCO ENTERPRISES INCORPORATED++                                    7.25         04/01/2016         3,441,375
    2,950,000   MIRANT NORTH AMERICA LLC                                             7.38         12/31/2013         2,905,750
    4,935,000   NRG ENERGY INCORPORATED                                              7.38         02/01/2016         4,910,325

                     30 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$   4,000,000   NRG ENERGY INCORPORATED                                              8.50%        06/15/2019    $    4,040,000
    3,550,000   SIERRA PACIFIC RESOURCES                                             6.75         08/15/2017         3,526,247
    2,775,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B            10.25         11/01/2015         1,970,250
                                                                                                                    34,426,355
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 1.23%
    2,615,000   HEXCEL CORPORATION                                                   6.75         02/01/2015         2,490,788
    3,000,000   JARDEN CORPORATION<<                                                 7.50         05/01/2017         2,970,000
    2,000,000   JARDEN CORPORATION                                                   8.00         05/01/2016         2,060,000
                                                                                                                     7,520,788
                                                                                                                --------------
ENERGY: 0.15%
    1,000,000   WHITE PINE HYDRO PORTFOLIO++                                         7.26         07/20/2015           887,499
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.32%
    4,000,000   BALL CORPORATION                                                     7.38         09/01/2019         4,090,000
    3,800,000   BWAY CORPORATIOn++                                                  10.00         04/15/2014         3,980,500
                                                                                                                     8,070,500
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 3.29%
    5,700,000   CONSTELLATION BRANDS INCORPORATED                                    7.25         09/01/2016         5,771,250
    4,770,000   DEAN FOODS COMPANY                                                   7.00         06/01/2016         4,603,050
    1,900,000   JBS USA LLC/JBS USA FINANCE INCORPORATED++                          11.63         05/01/2014         2,111,375
    3,000,000   PINNACLE FOODS LLC CORPORATION                                       9.25         04/01/2015         3,098,550
    4,300,000   SMITHFIELD FOODS INCORPORATED++                                     10.00         07/15/2014         4,504,250
                                                                                                                    20,088,475
                                                                                                                --------------
FOREST PRODUCTS & PAPER: 1.54%
    1,334,000   APPLETON PAPERS INCORPORATED++                                      11.25         12/15/2015         1,128,898
    3,500,000   BOISE PAPER HOLDINGS LLC++                                           9.00         11/01/2017         3,570,000
    4,325,000   VERSO PAPER HOLDINGS LLC++                                          11.50         07/01/2014         4,714,250
                                                                                                                     9,413,148
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 1.70%
    7,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                               5.90         12/01/2016         6,615,000
    2,000,000   JCPENNEY CORPORATION INCORPORATED                                    5.75         02/15/2018         1,890,000
    2,000,000   JCPENNEY CORPORATION INCORPORATED                                    7.13         11/15/2023         1,892,500
                                                                                                                    10,397,500
                                                                                                                --------------
HEALTH CARE: 0.64%
    4,000,000   HEALTHSOUTH CORPORATION                                              8.13         02/15/2020         3,920,000
                                                                                                                --------------
HEALTH SERVICES: 4.65%
    3,385,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                      8.88         07/15/2015         3,452,700
    3,295,000   DAVITA INCORPORATED                                                  7.25         03/15/2015         3,278,525
    1,915,000   HCA INCORPORATED++                                                   7.88         02/15/2020         1,962,875
    1,000,000   HCA INCORPORATED++                                                   8.50         04/15/2019         1,055,000
    8,530,000   HCA INCORPORATED                                                     9.25         11/15/2016         9,020,475
    5,210,000   TENET HEALTHCARE CORPORATION                                         9.25         02/01/2015         5,470,500
    3,985,000   US ONCOLOGY INCORPORATED++                                           9.13         08/15/2017         4,154,363
                                                                                                                    28,394,438
                                                                                                                --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.42%
    2,430,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED                             9.25         03/01/2015         2,587,950
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 31


Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.01%
$      75,000   IKON OFFICE SOLUTIONS INCORPORATED                                   6.75%        12/01/2025    $       79,147
                                                                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.65%
    3,900,000   AMERISTAR CASINOS INCORPORATED++                                     9.25         06/01/2014         3,978,000
                                                                                                                --------------
HOUSEHOLD PRODUCTS, WARE: 1.34%
    3,820,000   ACCO BRANDS CORPORATION++                                           10.63         03/15/2015         4,101,725
    4,200,000   YANKEE ACQUISITION CORPORATION<<                                     8.50         02/15/2015         4,095,000
                                                                                                                     8,196,725
                                                                                                                --------------
INDUSTRIAL: 0.37%
    1,329,852   PARMALAT BAKERY(i)                                                   5.00         07/09/2012         1,117,076
    1,329,852   PARMALAT DAIRY(i)                                                    5.00         07/09/2010         1,117,076
                                                                                                                     2,234,152
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.93%
    3,345,000   CASELLA WASTE SYSTEMS INCORPORATED++                                11.00         07/15/2014         3,587,513
    2,050,000   SPX CORPORATION                                                      7.63         12/15/2014         2,091,000
                                                                                                                     5,678,513
                                                                                                                --------------
INTERNET SOFTWARE: 0.59%
    3,525,000   NETFLIX INCORPORATED++                                               8.50         11/15/2017         3,613,125
                                                                                                                --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.49%
    3,000,000   CORRECTIONS CORPORATION OF AMERICA<<                                 6.25         03/15/2013        3,003,750
                                                                                                                --------------
LEGAL SERVICES: 0.78%
    4,850,000   FTI CONSULTING INCORPORATED                                          7.75         10/01/2016         4,783,313
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.97%
    4,000,000   BIO-RAD LABORATORIES INCORPORATED++                                  8.00         09/15/2016         4,170,000
    1,660,000   INVACARE CORPORATION                                                 9.75         02/15/2015         1,738,850
                                                                                                                     5,908,850
                                                                                                                --------------
MEDIA: 1.41%
      950,000   BELO CORPORATION                                                     8.00         11/15/2016           957,125
    2,850,000   SALEM COMMUNICATIONS++                                               9.63         12/15/2016         2,907,000
    4,700,000   SINCLAIR TELEVISION GROUP++                                          9.25         11/01/2017         4,764,625
                                                                                                                     8,628,750
                                                                                                                --------------
METAL MINING: 0.01%
       83,550   NORANDA ALUMINUM HOLDING CORPORATION(Y)                              7.02         11/15/2014            49,712
                                                                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.50%
    2,860,000   TEREX CORPORATION                                                   10.88         06/01/2016         3,038,750
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.11%
    2,410,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                              8.50         01/15/2013         2,361,800
    4,735,000   CLARKE AMERICAN CORPORATION                                          9.50         05/15/2015         4,444,981
                                                                                                                     6,806,781
                                                                                                                --------------
MOTION PICTURES: 1.67%
    5,295,000   CINEMARK USA INCORPORATED++                                          8.63         06/15/2019         5,453,850
      602,000   MUZAK FINANCE CORPORATION LLC####(i)                                 1.00         03/15/2010            30,100
    4,360,000   WMG ACQUISITION CORPORATION++                                        9.50         06/15/2016         4,687,000
                                                                                                                    10,170,950
                                                                                                                --------------

                     32 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.66%
$   5,025,000   DISCOVER FINANCIAL SERVICES                                         10.25%        07/15/2019    $    5,901,913
    1,830,000   FORD MOTOR CREDIT COMPANY LLC                                        7.00         10/01/2013         1,786,464
    6,835,000   FORD MOTOR CREDIT COMPANY LLC                                        7.80         06/01/2012         6,829,676
    1,695,000   FORD MOTOR CREDIT COMPANY LLC<<                                      8.00         12/15/2016         1,688,123
    2,870,000   GMAC LLC++                                                           6.00         12/15/2011         2,701,388
    2,595,000   GMAC LLC++                                                           6.75         12/01/2014         2,322,525
    3,000,000   GMAC LLC++                                                           6.88         09/15/2011         2,887,500
    1,500,000   GMAC LLC++                                                           7.25         03/02/2011         1,466,250
    3,375,000   GMAC LLC++                                                           8.00         11/01/2031         2,894,063
                                                                                                                    28,477,902
                                                                                                                --------------
OFFICE EQUIPMENT: 0.36%
    2,000,000   INTERFACE INCORPORATED                                              11.38         11/01/2013         2,187,500
                                                                                                                --------------
OIL & GAS: 1.35%
      475,000   ANTERO RESOURCES FINANCE++                                           9.38         12/01/2017           476,188
    3,340,000   COMSTOCK RESOURCES INCORPORATED                                      8.38         10/15/2017         3,348,350
    4,400,000   PLAINS EXPLORATION & PRODUCTION COMPANY                              8.63         10/15/2019         4,411,000
                                                                                                                     8,235,538
                                                                                                                --------------
OIL & GAS EXTRACTION: 6.14%
    4,870,000   BILL BARRETT CORPORATION                                             9.88         07/15/2016         5,137,850
    4,750,000   CHESAPEAKE ENERGY CORPORATION                                        6.38         06/15/2015         4,417,500
    2,975,000   HILCORP ENERGY++                                                     7.75         11/01/2015         2,863,438
    4,855,000   KEY ENERGY SERVICES INCORPORATED                                     8.38         12/01/2014         4,739,694
    4,000,000   PENN VIRGINIA CORPORATION                                           10.38         06/15/2016         4,310,000
    2,700,000   PETROHAWK ENERGY CORPORATION                                         7.88         06/01/2015         2,693,250
    2,000,000   PRIDE INTERNATIONAL INCORPORATED                                     8.50         06/15/2019         2,215,000
    3,340,000   QUICKSILVER RESOURCES INCORPORATED                                  11.75         01/01/2016         3,711,575
    3,225,000   RANGE RESOURCES CORPORATION                                          7.50         05/15/2016         3,241,125
    4,015,000   SOUTHWESTERN ENERGY COMPANY                                          7.50         02/01/2018         4,145,488
                                                                                                                    37,474,920
                                                                                                                --------------
PACKAGING: 0.30%
   1,900,000    GRAHAM PACK COMPANY LP GPC++                                         8.25         01/01/2017         1,857,250
                                                                                                                --------------
PAPER & ALLIED PRODUCTS: 3.49%
    4,200,000   DOMTAR CORPORATION                                                   7.13         08/15/2015         4,158,000
      955,000   DOMTAR CORPORATION<<                                                10.75         06/01/2017         1,107,800
    5,000,000   GEORGIA-PACIFIC LLC++                                                7.00         01/15/2015         5,062,500
    4,500,000   GRAHAM PACKAGING COMPANY INCORPORATED                                9.88         10/15/2014         4,567,500
    2,485,000   P.H. GLATFELTER COMPANY                                              7.13         05/01/2016         2,463,256
    1,425,000   ROCK-TENN COMPANY                                                    9.25         03/15/2016         1,531,875
    2,250,000   ROCK-TENN COMPANY++                                                  9.25         03/15/2016         2,418,750
                                                                                                                    21,309,681
                                                                                                                --------------
PERSONAL SERVICES: 0.92%
      200,000   SERVICE CORPORATION INTERNATIONAL                                    7.50         04/01/2027           176,000
    1,100,000   SERVICE CORPORATION INTERNATIONAL                                    7.63         10/01/2018         1,089,000
       75,000   SERVICE CORPORATION INTERNATIONAL                                    7.88         02/01/2013            72,750
    4,465,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                          7.00         06/15/2017         4,308,725
                                                                                                                     5,646,475
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 33


Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.43%
$   4,645,000   ASHLAND INCORPORATED++                                               9.13%        06/01/2017    $    4,993,375
    4,670,000   HOLLY CORPORATION++                                                  9.88         06/15/2017         4,845,125
    2,790,000   SANDRIDGE ENERGY INCORPORATED++                                      8.00         06/01/2018         2,629,575
    2,460,000   SANDRIDGE ENERGY INCORPORATED(y)                                     8.63         04/01/2015         2,358,525
                                                                                                                    14,826,600
                                                                                                                --------------
PIPELINES: 0.74%
    2,890,000   DYNEGY HOLDINGS INCORPORATED                                         8.38         05/01/2016         2,651,575
    2,000,000   DYNEGY HOLDINGS INCORPORATED SENIOR NOTES                            7.50         06/01/2015         1,840,000
                                                                                                                     4,491,575
                                                                                                                --------------
PRIMARY METAL INDUSTRIES: 1.33%
    2,510,000   BELDEN CDT INCORPORATED                                              7.00         03/15/2017         2,428,425
    2,000,000   BELDEN CDT INCORPORATED++                                            9.25         06/15/2019         2,130,000
    3,545,000   STEEL DYNAMICS INCORPORATED++                                        8.25         04/15/2016         3,580,450
                                                                                                                     8,138,875
                                                                                                                --------------
PUBLISHING: 0.43%
    2,860,000   TL ACQUISITIONS INCORPORATED SENIOR NOTES++                         10.50         01/15/2015         2,652,650
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.73%
    4,715,000   VENTAS REALTY LP                                                     6.75         04/01/2017         4,479,250
                                                                                                                --------------
RENTAL AUTO/EQUIPMENT: 0.39%
    2,630,000   AVIS BUDGET CAR RENTAL LLC                                           7.75         05/15/2016         2,353,850
                                                                                                                --------------
RESTAURANTS: 0.32%
    1,900,000   LANDRY S RESTAURANT INCORPORATED++                                  11.63         12/01/2015         1,928,500
                                                                                                                --------------
RETAIL: 1.25%
    3,755,000   FERRELLGAS PARTNERS LP++                                             9.13         10/01/2017         3,905,200
    3,750,000   TOYS R US PROPERTY COMPANY++                                         8.50         12/01/2017         3,750,000
                                                                                                                     7,655,200
                                                                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.45%
    1,654,000   GOODYEAR TIRE & RUBBER COMPANY<<                                     9.00         07/01/2015         1,691,215
      955,000   GOODYEAR TIRE & RUBBER COMPANY                                      10.50         05/15/2016         1,026,625
                                                                                                                     2,717,840
                                                                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.93%
      525,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                          8.25         05/15/2013           535,500
    5,160,000   OWENS-ILLINOIS INCORPORATED                                          7.80         05/15/2018         5,172,900
                                                                                                                     5,708,400
                                                                                                                --------------
TELECOMMUNICATIONS: 2.86%
    4,770,000   CINCINNATI BELL                                                      8.25         10/15/2017         4,734,225
    1,950,000   FRONTIER COMMUNICATIONS                                              8.13         10/01/2018         1,954,875
    4,295,000   GEOEYE INCORPORATED++                                                9.63         10/01/2015         4,445,325
    3,850,000   GLOBAL CROSSING LIMITED++                                           12.00         09/15/2015         4,100,250
      240,000   INMARSAT FINANCE PLC++                                               7.38         12/01/2017           242,400
    2,000,000   INTELSAT JACKSON HOLDING++                                           8.50         11/01/2019         2,000,000
                                                                                                                    17,477,075
                                                                                                                --------------
TELECOMMUNICATIONS EQUIPMENT: 0.57%
    3,500,000   CROWN CASTLE INTERNATIONAL CORPORATION                               7.13         11/01/2019         3,456,250
                                                                                                                --------------

                     34 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TEXTILE MILL PRODUCTS: 0.36%
$   2,190,000   INTERFACE INCORPORATED                                               9.50%        02/01/2014    $    2,170,828
                                                                                                                --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.84%
    5,000,000   SUPERVALU INCORPORATED                                               8.00         05/01/2016         5,100,000
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $539,959,267)                                                                  554,673,133
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 0.46%
ALABAMA: 0.46%
    4,400,000   COUNTY OF JEFFERSON AL WATERS SUB-SERIES B-1-C (SEWER
                   REVENUE, FGIC INSURED)(a)+/-ss(m)(n)                              0.71         02/01/2042         1,540,000
      500,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-2 (SEWER
                   REVENUE, FGIC INSURED)(a)+/-ss(m)(n)                              0.67         02/01/2042           175,000
    2,750,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER
                   REVENUE, XLCA COMPANY INSURED)(a)+/-ss(m)(n)                      0.72         02/01/2040           962,500
      425,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-9
                   (SEWER REVENUE, FIRST SECURITY BANK LOC)(a)+/-ss(m)(n)            0.36         02/01/2042           148,750
                                                                                                                     2,826,250
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,785,265)                                                                      2,826,250
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 5.11%
    3,000,000   FMC FINANCE III SA                                                   6.88         07/15/2017         2,970,000
    3,090,000   INEOS GROUP HOLDINGS PLC++                                           8.50         02/15/2016         2,039,400
    1,815,000   INMARSAT FINANCE PLC(o)(o)                                          10.38         11/15/2012         1,878,525
    1,545,000   INTELSAT (BERMUDA) LIMITED                                           9.25         06/15/2016         1,564,313
    4,850,000   INTELSAT (BERMUDA) LIMITED<<                                        11.25         06/15/2016         5,177,375
    4,325,000   SEAGATE TECHNOLOGY INTERNATIONAL++                                  10.00         05/01/2014         4,725,063
    1,000,000   TECK RESOURCES LIMITED                                               9.75         05/15/2014         1,123,750
    1,000,000   TECK RESOURCES LIMITED                                              10.25         05/15/2016         1,130,000
      365,000   VIDEOTRON LIMITED                                                    6.88         01/15/2014           355,875
    4,760,000   VIDEOTRON LIMITED++                                                  9.13         04/15/2018         5,093,200
    4,910,000   VIRGIN MEDIA FINANCE PLC                                             9.50         08/15/2016         5,155,500
TOTAL FOREIGN CORPORATE BONDS (COST $30,947,764)                                                                    31,213,001
                                                                                                                --------------
TERM LOANS: 0.60%
      450,000   GOODYEAR TIRE AND RUBBER COMPANY TERM LOAN                           2.34         04/30/2010           401,625
      296,141   HCA INCORPORATED TERM LOAN                                           2.53         11/18/2013           274,795
    4,000,000   TXU TEXAS COMPETITIVE ELECTRIC HOLDING TERM LOAN                      N/A         10/10/2014         2,983,200
TOTAL TERM LOANS (COST $3,963,898)                                                                                   3,659,620
                                                                                                                --------------
COLLATERAL FOR SECURITIES LENDING: 2.43%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.35%
      538,635   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                              538,635
      538,635   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                              538,635
      538,635   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                              538,635
      538,635   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                              538,635
                                                                                                                     2,154,540
                                                                                                                --------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.08%
      119,697   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009           119,697
       42,749   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009            42,724
       42,749   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009            42,748

                     Wells Fargo Advantage Income Funds 35


Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     128,247   ANTALIS US FUNDING CORPORATION++(p)                                  0.20%        12/04/2009    $      128,244
      102,597   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009           102,597
      148,552   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009           148,549
        4,275   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009             4,275
       85,498   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            85,489
      170,995   BANK OF AMERICA                                                      0.18         12/23/2009           170,977
    1,223,045   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (1,223,050)                               0.16         12/01/2009         1,223,045
      128,247   BANK OF IRELAND                                                      0.35         12/01/2009           128,247
      102,597   BANK OF IRELAND                                                      0.50         12/02/2009           102,597
      213,744   BANK OF MONTREAL (CHICAGO)                                           0.18         12/16/2009           213,744
       42,749   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009            42,749
       21,374   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009            21,374
      102,597   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009           102,598
      102,597   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009           102,598
      256,493   BRYANT BANK FUNDING++                                                0.18         12/23/2009           256,465
       34,199   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027            34,199
       47,024   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss          0.35         06/01/2028            47,024
      213,744   CHARTA LLC++(p)                                                      0.17         12/09/2009           213,736
       22,636   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038            22,636
       68,398   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030            68,398
      381,781   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $381,783)                                                            0.17         12/01/2009           381,781
      153,896   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037           153,896
      102,597   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009           102,597
      123,972   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009           123,972
      102,597   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009           102,597
      213,744   E.ON AG++                                                            0.17         12/21/2009           213,724
      173,560   ENI FINANCE USA INCORPORATED++                                       0.18         12/09/2009           173,553
       40,774   FAIRWAY FINANCE CORPORATION++(p)                                     0.18         12/07/2009            40,773
      222,294   FORTIS FUNDING LLC++                                                 0.20         12/29/2009           222,259
      196,645   GDF SUEZ++                                                           0.17         12/15/2009           196,632
      170,995   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009           170,988
      340,623   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $340,625)                 0.17         12/01/2009           340,623
       42,749   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009            42,748
      205,194   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009           205,172
    1,437,378   GRYPHON FUNDING LIMITED(i)(a)                                        0.00         08/05/2010           534,561
       14,107   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042            14,107
      128,247   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034           128,247
       42,749   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029            42,749
       17,100   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018            17,100
       42,749   ING USA FUNDING LLC                                                  0.18         12/09/2009            42,747
      170,995   ING USA FUNDING LLC                                                  0.19         12/07/2009           170,990
    1,053,554   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,053,559)               0.17         12/01/2009         1,053,554
      128,247   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009           128,246
       25,649   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025            25,649
      256,493   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009           256,493
       34,199   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009            34,196
      170,995   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009           170,995
       73,528   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            73,524
       38,474   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009            38,471
      128,247   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009           128,233
       38,474   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033            38,474

                     36 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     282,570   MASSACHUSETTS HEFA+/-ss                                              0.25%        10/01/2034    $      282,570
       30,779   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036            30,779
      162,446   NATIXIS                                                              0.27         12/07/2009           162,446
       17,100   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018            17,100
      200,492   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034           200,492
      148,766   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040           148,766
      213,821   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009           213,806
       54,377   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034            54,377
      127,263   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $127,264)                                                            0.18         12/01/2009           127,263
       29,924   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009            29,924
       68,398   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            68,395
      188,095   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009           188,094
      119,697   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028           119,697
      213,744   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/10/2009           213,734
       10,687   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009            10,687
      170,995   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009           170,993
       58,993   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009            58,989
        8,550   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009             8,550
      170,995   TULIP FUNDING CORPORATION++(p)                                       0.19         12/10/2009           170,987
       76,948   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032            76,948
      182,110   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009           182,112
      256,493   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010           256,496
       25,649   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040            25,649
    1,831,507   VFNC CORPORATION++(a)+/-(i)                                          0.24         09/30/2010           915,754
       10,687   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009            10,687
      128,247   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009           128,242
                                                                                                                    12,667,898
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,872,434)                                                          14,822,438
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 2.58%
MUTUAL FUNDS: 2.54%
   15,470,404   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                      0.13                           15,470,404
                                                                                                                --------------

  PRINCIPAL
-------------
US TREASURY BILLS: 0.04%
$     250,000   US TREASURY BILLS###                                                 0.10         12/24/2009           249,984
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,720,388)                                                                     15,720,388
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $608,249,016)*                                                   102.02%                                  $  622,914,830
OTHER ASSETS AND LIABILITIES, NET                                       (2.02)                                     (12,323,259)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  610,591,571
                                                                       ======                                   ==============

                     Wells Fargo Advantage Income Funds 37


Portfolio of Investments--November 30, 2009 (Unaudited)

HIGH INCOME FUND

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(0)(0) Stepped coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(Y) Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

(u)  Rate shown is the 7-day annualized yield at period end.

(m) An auction-rate security whose interest rate resets as predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $15,470,404.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $608,707,705 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $23,788,483
Gross unrealized depreciation    (9,581,358)
                                -----------
Net unrealized appreciation     $14,207,125

The accompanying notes are an integral part of these financial statements.

                     38 Wells Fargo Advantage Income Funds


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 3.90%
$   5,000,000   FHLB                                                                 4.75%        01/18/2011    $    5,242,660
   10,000,000   FHLMC                                                                3.63         10/18/2013        10,685,280
TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,970,763)                                                            15,927,940
                                                                                                                --------------
AGENCY SECURITIES: 3.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.97%
      305,000   FHLMC                                                                5.25         07/18/2011           328,175
        6,345   FHLMC #170151                                                       10.50         01/01/2016             7,204
        8,635   FHLMC #1B0123+/-                                                     3.41         09/01/2031             8,962
        6,361   FHLMC #1B0128+/-                                                     3.41         09/01/2031             6,596
        2,141   FHLMC #360016                                                       10.50         11/01/2017             2,443
        2,636   FHLMC #360056                                                       10.50         02/01/2019             3,076
        1,766   FHLMC #360059                                                       10.50         04/01/2019             2,060
        1,016   FHLMC #360061                                                       10.50         05/01/2019             1,186
       17,477   FHLMC #360063                                                       10.50         06/01/2019            20,305
        2,798   FHLMC #360065                                                       10.50         07/01/2019             3,258
      458,840   FHLMC #555316                                                        9.00         06/01/2019           507,451
      309,047   FHLMC #555408                                                       10.50         08/01/2018           352,448
      391,261   FHLMC #555500                                                        8.50         09/01/2017           425,993
      558,977   FHLMC #555514                                                        9.00         10/01/2019           640,741
       15,745   FHLMC #786823+/-                                                     3.40         07/01/2029            16,111
       99,792   FHLMC #789272+/-                                                     3.35         04/01/2032           102,494
      306,380   FHLMC #865496+/-                                                     5.81         05/01/2026           323,771
      346,253   FHLMC #A01734                                                        9.00         08/01/2018           386,524
      579,366   FHLMC #G01126                                                        9.50         12/01/2022           653,059
       47,587   FHLMC #G10747                                                        7.50         10/01/2012            50,265
       28,798   FHLMC #G11150                                                        7.50         12/01/2011            30,036
        7,539   FHLMC #G11345                                                        7.50         12/01/2011             7,902
       21,134   FHLMC #G11391                                                        7.50         06/01/2012            22,243
       59,654   FHLMC #G90023                                                        7.00         11/17/2013            62,672
                                                                                                                     3,964,975
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.75%
        3,487   FNMA #100001                                                         9.00         02/15/2020             4,008
      469,906   FNMA #100042                                                        11.00         10/15/2020           530,601
      113,674   FNMA #100255                                                         8.33         07/15/2020           130,563
      365,133   FNMA #190075                                                         8.50         02/01/2023           397,403
      293,175   FNMA #302507                                                         9.00         11/01/2024           343,462
       42,398   FNMA #313617                                                         8.00         09/01/2023            46,221
      603,080   FNMA #323582                                                         8.00         04/01/2017           657,777
       13,878   FNMA #392645                                                         8.00         12/01/2013            14,870
      387,581   FNMA #426828                                                         8.00         09/01/2019           432,180
      189,376   FNMA #426832                                                         8.50         07/01/2018           207,467
      123,228   FNMA #545131                                                         8.00         03/01/2013           129,996
       21,986   FNMA #545157                                                         8.50         11/01/2012            23,493
      199,852   FNMA #545460+/-                                                      3.04         11/01/2031           206,300
    1,447,132   FNMA #598559                                                         6.50         08/01/2031         1,601,886
      106,761   FNMA #70801                                                         12.00         03/01/2017           126,354
    2,102,969   FNMA #712107                                                         6.00         03/01/2033         2,280,366
                                                                                                                     7,132,947
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.47%
       78,952   GNMA #780029                                                         9.00         11/15/2024            89,784
    1,108,130   GNMA #780110                                                        12.50         04/15/2019         1,184,410
          483   GNMA #780134                                                         8.50         05/15/2010               486
      218,742   GNMA #780267                                                         9.00         11/15/2017           244,968

                      Wells Fargo Advantage Income Funds 39


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$     108,873   GNMA #780288                                                         8.00%        12/15/2023    $      126,348
      227,570   GNMA #781311                                                         7.50         02/15/2013           228,780
       33,219   GNMA #781540<<                                                       7.00         05/15/2013            34,744
       16,262   GNMA #927                                                           10.00         02/20/2018            18,268
                                                                                                                     1,927,788
                                                                                                                --------------
SMALL BUSINESS ADMINISTRATION: 0.00%
      195,730   SBA #0191(c)(i)                                                      3.11         10/06/2015             5,566
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $13,805,732)                                                                          13,031,276
                                                                                                                --------------
ASSET BACKED SECURITIES: 4.34%
    2,250,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-             0.44         09/15/2011         2,247,220
    2,150,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                   A3B+/-                                                            0.94         11/15/2011         2,151,599
    1,363,799   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                   2003-5 CLASS 2M1+/-                                               1.14         05/25/2033           385,834
    1,600,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                      0.50         01/15/2015         1,578,751
    2,679,334   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(i)         0.54         07/15/2027               837
    3,585,051   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                   A(i)                                                              7.23         10/16/2028             1,120
      697,974   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                           3.81         07/08/2011           703,092
   21,959,561   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(i)++                 0.83         09/29/2031           384,292
    2,545,989   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                    0.94         02/25/2034         1,280,191
       92,490   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                   CLASS AII+/-                                                      0.71         03/25/2032            81,816
    2,081,390   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                   CLASS M1+/-                                                       1.36         10/25/2033         1,167,476
    2,047,680   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                   M1+/-                                                             1.66         04/25/2033         1,214,619
    4,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++        0.55         01/23/2011         3,920,000
    2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++        0.51         06/23/2012         2,604,000
TOTAL ASSET BACKED SECURITIES (COST $26,348,495)                                                                    17,720,847
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.65%
    4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                       1.26         10/25/2033         2,925,756
   37,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2001-PB1 CLASS XP+/-(i)++                                         1.78         05/11/2035           294,250
      122,003   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS
                   3A1+/-                                                            3.93         10/20/2032           117,163
      499,991   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-               1.21         03/25/2034           316,642
      198,951   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                   CLASS AA+/-                                                       0.57         12/25/2034           167,872
      528,847   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                   2001-HYB1 CLASS 2A1+/-                                            3.09         06/19/2031           499,988
      144,019   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                   2004-20 CLASS 3A1+/-                                              2.46         09/25/2034            97,488
      415,180   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                    8.45         09/20/2019           413,232
    1,053,593   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             1.00         09/25/2033           835,521
       36,987   FHLMC SERIES 2198 CLASS SC+/-                                        9.00         06/15/2028            37,528
      816,319   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50         02/25/2042           909,430
       39,825   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                   2A1+/-                                                            4.77         07/25/2043            41,350
    1,375,957   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                   2A1+/-                                                            4.76         10/25/2043         1,327,883
      171,258   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50         11/25/2031           199,409
    1,266,091   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                          9.50         05/25/2042         1,417,231
      302,312   FNMA SERIES 1989-29 CLASS Z                                         10.00         06/25/2019           343,644
      253,600   FNMA SERIES 1989-63 CLASS Z                                          9.40         10/25/2019           283,388
      488,815   FNMA SERIES G95-2 CLASS IO+/-(i)                                    10.00         05/25/2020           113,170
       69,212   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          4.40         06/25/2033            63,027
    2,437,754   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.93         08/25/2042         2,550,293
      226,318   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                         10.04         10/25/2042           250,540
    1,766,011   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2000-1
                   CLASS A2                                                          6.50         01/15/2033         1,828,127
    1,427,294   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C3 CLASS A2                                                  6.96         09/15/2035         1,465,443
    1,503,003   GNMA SERIES 2007-69 CLASS TA+/-                                      5.01         06/16/2031         1,559,576
      141,215   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                   1998-GN1 CLASS M2(i)                                              8.02         02/25/2027           141,237
      662,868   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-(i)++              8.00         09/19/2027           674,316

                      40 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   2,127,873   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++               0.64%        06/25/2034    $    1,681,826
    1,569,340   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++               5.02         06/25/2034         1,204,593
    1,535,964   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++            0.59         01/25/2036         1,316,497
    1,946,492   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++            0.64         04/25/2036         1,525,141
      365,837   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                   2.23         04/25/2032           279,600
    1,322,242   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES 2001 CLASS A3          6.26         03/15/2033         1,358,604
      305,972   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                  4.87         04/25/2035           303,538
    1,524,263   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                 5.09         06/25/2035         1,235,966
       27,116   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                    3.03         10/25/2032            26,664
    7,803,813   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X IO+/-++(c)          1.20         11/15/2031           315,861
    2,479,021   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS
                   1A1+/-                                                            4.86         02/25/2035         1,696,481
    4,940,084   RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                   B3+/-++                                                           1.64         09/10/2035         2,796,087
       23,918   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS
                   A##                                                               0.16         10/23/2017            23,622
    2,202,042   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                   A+/-(i)++                                                         8.26         07/15/2027         2,016,294
       10,948   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                   CLASS BO(i)##                                                     0.08         06/25/2023            10,828
       87,044   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  0.72         12/25/2034            69,854
      132,374   USGI FHA PROJECT LOAN                                                7.44         03/15/2013           131,051
      225,518   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-               5.61         08/25/2032           219,834
      225,518   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-               5.61         08/25/2032           214,347
       66,092   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(i)            2.00         12/28/2037            48,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $41,998,112)                                                        35,348,846
                                                                                                                --------------
CORPORATE BONDS & NOTES: 50.82%
AGRICULTURE: 0.58%
    2,000,000   BAT INTERNATIONAL FINANCE PLC NT++                                    8.13         11/15/2013        2,354,098
                                                                                                                --------------
AMUSEMENT & RECREATION SERVICES+/-,++: 0.10%
      400,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   2.46         12/01/2010          400,000
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.47%
    1,715,000   AUTOZONE INCORPORATED                                                 6.50         01/15/2014        1,902,940
                                                                                                                --------------
BANKING: 2.23%
    2,000,000   BANCO SANTANDER CHILE++                                               2.88         11/13/2012        2,012,623
    1,000,000   BARCLAYS BANK PLC                                                     2.50         01/23/2013        1,003,101
    2,000,000   CITIGROUP INCORPORATED                                                5.50         10/15/2014        2,037,436
    2,000,000   NORDEA BANK AB++                                                      3.70         11/13/2014        2,034,730
    2,000,000   WESTPAC BANKING CORPORATION                                           2.25         11/19/2012        2,015,276
                                                                                                                     9,103,166
                                                                                                                --------------
BEVERAGES: 0.37%
    1,505,000   ANHEUSER BUSCH INBEV++                                                3.00         10/15/2012        1,529,527
                                                                                                                --------------
BUSINESS SERVICES: 0.40%
    1,500,000   THOMPSON CORPORATION                                                  6.20         01/05/2012        1,643,025
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 2.51%
    2,000,000   CLOROX COMPANY                                                        5.00         03/01/2013        2,142,544
    2,000,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.85         05/15/2013        2,183,348
    2,000,000   HOSPIRA INCORPORATED                                                  5.90         06/15/2014        2,185,550
    1,888,000   MOSAIC COMPANY SENIOR NOTES+/-++                                      7.38         12/01/2014        2,010,552
    1,670,000   WATSON PHARMACEUTICALS INCORPORATED                                   5.00         08/15/2014        1,736,473
                                                                                                                    10,258,467
                                                                                                                --------------
COMMERCIAL SERVICES: 0.50%
    2,000,000   EQUIFAX INCORPORATED                                                  4.45         12/01/2014        2,052,950
                                                                                                                --------------

                      Wells Fargo Advantage Income Funds 41


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COMMUNICATIONS: 5.99%
$     945,000   ALLTEL CORPORATION                                                   7.00%        07/01/2012    $    1,053,685
    2,000,000   AT&T INCORPORATED                                                    7.30         11/15/2011         2,220,564
    1,433,000   BRITISH TELECOMMUNICATIONS PLC                                       9.13         12/15/2010         1,538,166
    2,000,000   CBS CORPORATION                                                      6.63         05/15/2011         2,094,340
    1,000,000   CELLCO PART/VERI WIRELESS                                            7.38         11/15/2013         1,164,802
    2,290,000   CITIZENS COMMUNICATIONS COMPANY                                      6.25         01/15/2013         2,249,925
    2,594,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38         03/15/2013         3,036,798
    2,000,000   DIRECTV HOLDING FINANCE++                                            4.75         10/01/2014         2,064,626
    1,475,000   SPRINT CAPITAL CORPORATION                                           7.63         01/30/2011         1,489,750
    1,500,000   TELECOM ITALIA CAPITAL SA                                            5.25         11/15/2013         1,600,248
    2,000,000   TIME WARNER CABLE INCORPORATED                                       5.40         07/02/2012         2,155,324
    2,000,000   VERIZON COMMUNICATIONS INCORPORATED                                  5.25         04/15/2013         2,184,864
    1,500,000   VERIZON NEW ENGLAND INCORPORATED                                     6.50         09/15/2011         1,615,227
                                                                                                                    24,468,319
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 5.00%
    2,000,000   BANK OF AMERICA CORPORATION+/-                                       5.38         06/15/2014         2,102,778
    1,600,000   BANK OF NEW YORK MELLON CORPORATION+/-                               0.44         06/29/2012         1,607,424
    1,195,000   HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                             7.00         05/15/2012         1,292,845
    2,000,000   HUNTINGTON CAPITAL TRUST I+/-                                        0.98         02/01/2027           823,862
    2,000,000   INDEPENDENCE COMMUNITY BANK CORPORATION+/-                           2.35         06/20/2013         1,964,492
    4,000,000   INTER-AMERICAN DEVELOPMENT BANK+/-                                   0.72         05/20/2014         4,000,111
    5,300,000   JPMORGAN CHASE & COMPANY SERIES 3+/-                                 0.53         12/26/2012         5,343,767
    2,085,000   NATIONAL CITY BANK SERIES MTN                                        4.50         03/15/2010         2,103,686
    1,200,000   PNC FUNDING CORPORATION+/-                                           0.49         04/01/2012         1,206,434
                                                                                                                    20,445,399
                                                                                                                --------------
DIVERSIFIED FINANCIAL SERVICES: 0.63%
    1,500,000   AMERITRADE HOLDING COMPANY                                           2.95         12/01/2012         1,508,379
    1,000,000   HSBC FINANCE CORPORATION                                             5.70         06/01/2011         1,047,401
                                                                                                                     2,555,780
                                                                                                                --------------
DIVERSIFIED MANUFACTURING: 0.59%
    2,000,000   INGERSOLL RAND GL HOLDING COMPANY                                    9.50         04/15/2014         2,422,270
                                                                                                                --------------
EATING & DRINKING PLACES: 1.11%
    2,000,000   COCA COLA ENTERPRISES INCORPORATED                                   7.38         03/03/2014         2,372,928
    2,000,000   DARDEN RESTAURANTS INCORPORATED                                      5.63         10/15/2012         2,160,700
                                                                                                                     4,533,628
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.68%
    2,000,000   ALLEGHENY ENERGY SUPPLY++                                            8.25         04/15/2012         2,208,898
    2,000,000   ALLIED WASTE NORTH AMERICA                                           6.50         11/15/2010         2,096,550
    2,000,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES U                     7.00         03/01/2014         2,315,956
    2,000,000   ENERGY TRANSFER PARTNERS LP                                          5.65         08/01/2012         2,139,006
    2,500,000   ENTERGY GULF STATES INCORPORATED                                     5.12         08/01/2010         2,501,608
    2,000,000   INDIANA MICHIGAN POWER COMPANY                                       6.38         11/01/2012         2,219,034
    2,000,000   NEVADA POWER COMPANY                                                 6.50         04/15/2012         2,177,690
    2,000,000   PECO ENERGY COMPANY                                                  5.00         10/01/2014         2,201,502
    1,262,320   SALTON SEA FUNDING CORPORATION SERIES C                              7.84         05/30/2010         1,270,840
                                                                                                                    19,131,084
                                                                                                                --------------
ELECTRONIC: 0.28%
    1,140,000   THERMO FISHER SCIENTIFIC++                                           2.15         12/28/2012         1,143,266
                                                                                                                --------------

                      42 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.99%
$   2,000,000   AGILENT TECHNOLOGIES INCORPORATED                                    4.45%        09/14/2012    $    2,069,032
    2,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                0.55         06/15/2010         1,973,146
                                                                                                                     4,042,178
                                                                                                                --------------
FINANCIAL SERVICES: 0.25%
    1,000,000   MASS MUTUAL GLOBAL FUNDING II++                                      3.63         07/16/2012         1,039,812
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.75%
    2,797,000   KRAFT FOODS INCORPORATED                                             6.25         06/01/2012         3,057,563
                                                                                                                --------------
FOOD STORES: 1.51%
    2,000,000   KROGER COMPANY                                                       6.20         06/15/2012         2,202,366
    1,600,000   SAFEWAY INCORPORATED                                                 6.50         03/01/2011         1,700,072
    2,000,000   YUM! BRANDS INCORPORATED                                             7.70         07/01/2012         2,263,434
                                                                                                                     6,165,872
                                                                                                                --------------
FURNITURE & FIXTURES: 0.42%
    1,670,000   JOHNSON CONTROLS INCORPORATED                                        4.88         09/15/2013         1,721,107
                                                                                                                --------------
GAS DISTRIBUTION: 0.52%
    2,000,000   FLORIDA GAS TRANSMISSION COMPANY++                                   7.63         12/01/2010         2,107,418
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 1.25%
    2,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                               5.35         03/15/2012         2,000,000
    2,000,000   JCPENNEY COMPANY INCORPORATED                                        8.00         03/01/2010         2,022,500
    1,000,000   TARGET CORPORATION                                                   5.13         01/15/2013         1,089,806
                                                                                                                     5,112,306
                                                                                                                --------------
HEALTH SERVICES: 1.02%
    1,825,000   ANTHEM INCORPORATED                                                  6.80         08/01/2012         2,021,585
    2,000,000   ROCHE HOLDINGS INCORPORATED++                                        4.50         03/01/2012         2,124,806
                                                                                                                     4,146,391
                                                                                                                --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.98%
    1,054,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                        5.50         01/15/2012         1,111,839
    1,000,000   FEDERAL REALTY INVESTMENT TRUST                                      5.95         08/15/2014         1,036,500
    1,720,000   NATIONWIDE HEALTH PROPERTIES INCORPORATED SERIES MTND                8.25         07/01/2012         1,848,904
                                                                                                                     3,997,243
                                                                                                                --------------
HOLDING COMPANY - DIVERSIFIED: 0.52%
    2,000,000   HUTCHISON WHAMPOA INTERNATIONAL++                                    7.00         02/16/2011         2,126,668
                                                                                                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.49%
    1,835,000   BEST BUY COMPANY INCORPORATED                                        6.75         07/15/2013         1,997,724
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.77%
    2,000,000   BLACK & DECKER CORPORATION                                           7.13         06/01/2011         2,148,320
    1,000,000   INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED+/-                     1.77         08/13/2010           996,252
                                                                                                                     3,144,572
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.06%
    2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I SENIOR NOTES++                    5.13         04/10/2013         2,145,390
    2,000,000   NEW YORK LIFE GLOBAL FUNDING++                                       5.25         10/16/2012         2,179,970
                                                                                                                     4,325,360
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 43


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
INSURANCE CARRIERS: 1.04%
$   2,000,000   PRICOA GLOBAL FUNDING I++                                            5.40%        10/18/2012    $    2,118,876
    2,000,000   UNITEDHEALTH GROUP INCORPORATED                                      4.88         02/15/2013         2,108,854
                                                                                                                     4,227,730
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 1.37%
    2,000,000   BOSTON SCIENTIFIC CORPORATION                                        6.00         06/15/2011         2,060,000
    2,000,000   ROPER INDUSTRIES INCORPORATED                                        6.63         08/15/2013         2,207,352
    1,240,000   XEROX CORPORATION                                                    6.88         08/15/2011         1,339,038
                                                                                                                     5,606,390
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.47%
    1,725,000   HASBRO INCORPORATED                                                  6.13         05/15/2014         1,916,818
                                                                                                                --------------
MISCELLANEOUS RETAIL: 0.81%
    1,939,601   CVS CAREMARK CORPORATION++                                           7.77         01/10/2012         2,115,160
    1,000,000   STAPLES INCORPORATED                                                 9.75         01/15/2014         1,209,415
                                                                                                                     3,324,575
                                                                                                                --------------
MOTION PICTURES: 0.57%
    2,000,000   HISTORIC TWINCORPORATED                                              9.13         01/15/2013         2,348,338
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.80%
    2,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                   0.68         02/05/2010         1,999,534
    2,000,000   CME GROUP INCORPORATED                                               5.40         08/01/2013         2,184,356
    3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                 4.80         05/01/2013         3,183,111
                                                                                                                     7,367,001
                                                                                                                --------------
OIL & GAS: 0.66%
    2,500,000   KERR MCGEE CORPORATION                                               6.88         09/15/2011         2,707,260
                                                                                                                --------------
PIPELINES: 2.10%
    2,000,000   ENTERPRISE PRODUCTS OPERATING LLC                                    4.60         08/01/2012         2,118,088
    2,000,000   PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION              7.75         10/15/2012         2,277,170
    2,000,000   WILLIAMS COMPANIES INCORPORATED++                                    6.38         10/01/2010         2,046,108
    2,010,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                            7.50         02/01/2011         2,133,766
                                                                                                                     8,575,132
                                                                                                                --------------
PUBLIC FINANCE, TAXATION & MONETARY POLICY: 0.54%
    2,005,000   MACQUARIE GROUP LIMITED++                                            7.30         08/01/2014         2,186,698
                                                                                                                --------------
RAILROAD TRANSPORTATION: 0.56%
    2,100,000   CSX CORPORATION                                                      6.30         03/15/2012         2,301,149
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.27%
      465,000   HEALTHCARE REALTY TRUST INCORPORATED                                 8.13         05/01/2011           491,352
    1,499,000   HRPT PROPERTIES TRUST+/-                                             0.90         03/16/2011         1,384,482
    2,000,000   SIMON PROPERTY GROUP LP                                              4.88         03/18/2010         2,017,458
    1,250,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                              5.95         06/15/2011         1,279,548
                                                                                                                     5,172,840
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.02%
    4,000,000   MORGAN STANLEY                                                       3.25         12/01/2011         4,186,980
                                                                                                                --------------

                     44 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TOBACCO PRODUCTS: 0.56%
$   2,000,000   ALTRIA GROUP INCORPORATED                                            7.75%        02/06/2014    $    2,301,350
                                                                                                                --------------
TRANSPORTATION: 0.57%
    2,233,000   RYDER SYSTEM INCORPORATED                                            5.95         05/02/2011         2,322,188
                                                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.43%
    1,640,000   PACTIV CORPORATION                                                   5.88         07/15/2012         1,753,196
                                                                                                                --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.08%
    2,000,000   CARGILL INCORPORATED++                                               5.20         01/22/2013         2,158,180
    2,000,000   MCKESSON CORPORATION                                                 6.50         02/15/2014         2,239,800
                                                                                                                     4,397,980
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $201,011,001)                                                                  207,623,758
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 6.03%
    2,000,000   AMERICA MOVIL SA DE CV                                               5.50         03/01/2014         2,147,728
    2,000,000   ARCELORMITTAL                                                        5.38         06/01/2013         2,103,106
    2,000,000   BP CAPITAL MARKETS PLC                                               3.63         05/08/2014         2,095,114
    2,395,000   COVIDIEN INTERNATIONAL FINANCE                                       5.15         10/15/2010         2,485,373
    2,000,000   DELHAIZE GROUP                                                       5.88         02/01/2014         2,181,534
    1,500,000   KOREA DEVELOPMENT BANK                                               4.63         09/16/2010         1,531,622
    2,500,000   PCCW HKT CAPITAL LIMITED++                                           8.00         11/15/2011         2,712,500
    2,500,000   ROGERS WIRELESS INCORPORATED                                         9.63         05/01/2011         2,766,188
    1,335,000   VIVENDI++                                                            5.75         04/04/2013         1,419,817
    2,000,000   WEATHERFORD INTERNATIONAL LIMITED                                    5.15         03/15/2013         2,116,360
    2,000,000   WESTFIELD CAPITAL CORPORATION++                                      4.38         11/15/2010         2,028,680
    1,000,000   WOOLWORTHS LIMITED++                                                 5.25         11/15/2011         1,053,632
TOTAL FOREIGN  CORPORATE BONDS (COST $23,231,345)                                                                   24,641,654
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 8.75%
    ARIZONA: 1.24%
    5,000,000   PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
                   REVENUE, AMBAC INSURED)                                           7.13         12/01/2021         5,048,650
                                                                                                                --------------
CALIFORNIA: 2.23%
    2,500,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                (OTHER REVENUE, MBIA INSURED)##                                      3.67         12/01/2009         2,499,750
    6,690,000   LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
                   TAXABLE SERIES D
                (PROPERTY TAX REVENUE, MBIA INSURED)##                               2.22         06/30/2010         6,604,234
                                                                                                                     9,103,984
                                                                                                                --------------
GEORGIA: 0.13%
      525,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                SERIES F
                (UTILITIES REVENUE)                                                  3.07         08/01/2011           533,174
                                                                                                                --------------
ILLINOIS: 0.33%
    1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                DISTRICTS,
                FIRST SECURITY BANK LOC)##                                           4.47         12/01/2011         1,350,023
                                                                                                                --------------
LOUISIANA: 1.30%
    2,000,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                       5.50         06/01/2029         2,021,960
    3,000,000   STATE OF LOUISIANA (GAS & FUELS TAX REVENUE)+/-ss                    2.76         05/01/2043         3,000,000
      321,760   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                (OTHER REVENUE LOC)                                                  6.36         05/15/2025           277,753
                                                                                                                     5,299,713
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 45


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
MISSISSIPPI: 0.49%
$   2,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
                   INCORPORATED PROJECT (SOLID WASTE REVENUE)+/-ss                  6.88%         03/01/2029    $    2,015,480
                                                                                                                --------------
NEW YORK: 0.25%
    1,000,000   BABYLON NY IDA6 TAXABLE COVANTA BABYLON SERIES B (IDR)              4.67          01/01/2012         1,015,800
                                                                                                                --------------
OHIO: 0.50%
    1,000,000   COLUMBUS OHIO BUILD AMERICA BONDS (AD VALOREM PROPERTY TAX
                   REVENUE)                                                         2.26          07/01/2013         1,013,490
    1,000,000   COLUMBUS OHIO BUILD AMERICA BONDS (AD VALOREM PROPERTY TAX
                   REVENUE)                                                         2.91          07/01/2014         1,011,880
                                                                                                                     2,025,370
                                                                                                                --------------
PENNSYLVANIA: 0.82%
    3,565,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                   APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL
                   FACILITIES REVENUE)##                                            5.87          12/15/2010         3,356,412
                                                                                                                --------------
PUERTO RICO: 1.20%
    4,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A PREREFUNDED
                   (OTHER REVENUE)ss                                                6.10          08/01/2017         4,914,270
                                                                                                                --------------
TEXAS: 0.26%
    1,075,000   REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE
                   REVENUE, ACA INSURED)                                            5.75          03/01/2012         1,072,420
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $35,528,634)                                                                    35,735,296
                                                                                                                --------------
US TREASURY SECURITIES: 4.02%

    SHARES
-------------
US TREASURY NOTES: 4.02%
    5,000,000   US TREASURY NOTE<<                                                  0.88          12/31/2010         5,031,055
       25,000   US TREASURY NOTE                                                    4.88          06/30/2012            27,547
    3,485,000   US TREASURY NOTE<<                                                  1.38          09/15/2012         3,520,122
    1,095,000   US TREASURY NOTE                                                    1.38          10/15/2012         1,105,180
      665,000   US TREASURY NOTE                                                    1.88          02/28/2014           670,455
    3,495,000   US TREASURY NOTE                                                    2.38          10/31/2014         3,560,811
    2,351,720   US TREASURY NOTE                                                    1.88          07/15/2013         2,500,539
                                                                                                                    16,415,709
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $16,094,486)                                                                     16,415,709
                                                                                                                --------------

  PRINCIPAL
-------------
COLLATERAL FOR SECURITIES LENDING: 2.34%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.39%
$     403,485   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.21                               403,485
      403,485   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.16                               403,485
      403,485   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.11                               403,485
      403,485   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.20                               403,485
                                                                                                                     1,613,940
                                                                                                                --------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.95%
       78,455   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.26          12/07/2009            78,455
       28,020   AMSTEL FUNDING CORPORATION++(p)                                     1.25          12/18/2009            28,003
       28,020   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          12/03/2009            28,020
       84,059   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          12/04/2009            84,058
       67,248   ARABELLA FINANCE LLC++(p)                                           0.35          12/01/2009            67,248
       95,267   ARABELLA FINANCE LLC++(p)                                           0.40          12/03/2009            95,265
        2,802   ARABELLA FINANCE LLC++(p)                                           0.40          12/04/2009             2,802
       56,040   ASPEN FUNDING CORPORATION++(p)                                      0.18          12/21/2009            56,034

                     46 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     168,119   BANK OF AMERICA                                                     0.18%         12/23/2009    $      168,100
      487,264   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $487,266)             0.16          12/01/2009           487,264
       84,059   BANK OF IRELAND                                                     0.35          12/01/2009            84,059
       67,248   BANK OF IRELAND                                                     0.50          12/02/2009            67,248
       27,140   BARTON CAPITAL CORPORATION++(p)                                     0.18          12/01/2009            27,140
       14,010   BELMONT FUNDING LLC++(p)                                            0.50          12/01/2009            14,010
       72,851   BNP PARIBAS (NEW YORK)                                              0.21          12/08/2009            72,852
       61,644   BNP PARIBAS (NEW YORK)                                              0.21          12/14/2009            61,644
      168,119   BRYANT BANK FUNDING++                                               0.18          12/23/2009           168,100
      140,099   CAFCO LLC++                                                         0.17          12/09/2009           140,094
        6,164   CALCASIEU PARISH LA+/-ss                                            0.40          12/01/2027             6,164
      134,495   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.23          11/01/2026           134,495
       17,933   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.35          06/01/2028            17,933
      140,099   CHARTA LLC++(p)                                                     0.17          12/09/2009           140,094
       14,865   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.30          10/01/2038            14,865
       28,020   COOK COUNTY IL+/-ss                                                 0.40          11/01/2030            28,020
      170,058   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $170,059)                                                  0.17          12/01/2009           170,058
       95,267   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.40          12/15/2037            95,267
       67,248   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/02/2009            67,248
       67,248   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.27          12/04/2009            67,248
       81,257   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/07/2009            81,257
      140,099   E.ON AG++                                                           0.17          12/21/2009           140,086
      140,099   ENI FINANCE USA INCORPORATED++                                      0.17          12/18/2009           140,088
      145,703   FORTIS FUNDING LLC++                                                0.20          12/29/2009           145,680
      151,307   GDF SUEZ++                                                          0.17          12/15/2009           151,297
      112,079   GEMINI SECURITIZATION INCORPORATED++(p)                             0.18          12/10/2009           112,074
      139,987   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $139,988)             0.17          12/01/2009           139,987
      140,099   GOTHAM FUNDING CORPORATION++                                        0.18          12/15/2009           140,089
       28,020   GRAMPIAN FUNDING++(p)                                               0.25          12/03/2009            28,019
      117,683   GRAMPIAN FUNDING++(p)                                               0.28          12/15/2009           117,670
      475,783   GRYPHON FUNDING LIMITED(i)(a)                                       0.00          08/05/2010           176,944
       92,129   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                 0.20          05/15/2037            92,129
        9,247   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.30          11/01/2042             9,247
       45,392   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.27          05/15/2034            45,392
       16,027   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.30          07/01/2029            16,027
       11,208   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.29          01/01/2018            11,208
      112,079   ING USA FUNDING LLC                                                 0.19          12/07/2009           112,076
       28,020   ING USA FUNDING LLC                                                 0.18          12/09/2009            28,019
      430,238   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $430,240)             0.17          12/01/2009           430,238
       56,040   JUPITER SECURITIZATION CORPORATION++(p)                             0.18          12/02/2009            56,039
       28,020   JUPITER SECURITIZATION CORPORATION++                                0.18          12/03/2009            28,020
       16,812   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.29          04/15/2025            16,812
      168,119   KBC BANK NV BRUSSELS                                                0.18          12/01/2009           168,119
       33,624   LLOYDS TSB BANK PLC                                                 0.18          12/17/2009            33,621
      112,079   LLOYDS TSB BANK PLC (NEW YORK)                                      0.20          12/07/2009           112,079
       44,832   LMA AMERICAS LLC++(p)                                               0.18          12/11/2009            44,829
       25,218   LMA AMERICAS LLC++(p)                                               0.18          12/17/2009            25,216
       84,059   LMA AMERICAS LLC++(p)                                               0.19          12/21/2009            84,051
       25,218   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19          10/01/2033            25,218
      138,978   MASSACHUSETTS HEFA+/-ss                                             0.25          10/01/2034           138,978

                     Wells Fargo Advantage Income Funds 47


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      15,383   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.24%         02/01/2036    $       15,383
      117,683   NATIXIS                                                             0.27          12/07/2009           117,684
       11,208   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.31          01/01/2018            11,208
      123,287   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.22          07/01/2034           123,287
      112,079   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                               0.24          12/01/2040           112,079
      140,099   NEWPORT FUNDING CORPORATION++(p)                                    0.18          12/15/2009           140,089
       27,431   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.30          01/01/2034            27,431
       56,684   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $56,684)                                                   0.18          12/01/2009            56,684
       19,614   REGENCY MARKETS #1 LLC++(p)                                         0.18          12/04/2009            19,614
       93,138   REGENCY MARKETS #1 LLC++(p)                                         0.20          12/09/2009            93,134
       28,020   ROMULUS FUNDING CORPORATION++                                       0.30          12/15/2009            28,017
      100,871   ROYAL BANK OF SCOTLAND PLC                                          0.20          12/02/2009           100,871
       78,455   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.20          12/01/2028            78,455
      112,079   SOCIETE GENERALE NORTH AMERICA                                      0.19          12/18/2009           112,069
        7,005   STARBIRD FUNDING CORPORATION++(p)                                   0.15          12/01/2009             7,005
      112,079   STARBIRD FUNDING CORPORATION++(p)                                   0.20          12/03/2009           112,078
      140,099   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                0.18          12/18/2009           140,087
       33,624   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.18          12/17/2009            33,621
      113,749   TULIP FUNDING CORPORATION++(p)                                      0.19          12/07/2009           113,746
       36,986   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24          07/01/2032            36,986
      112,079   UBS AG (STAMFORD CT)                                                0.31          12/04/2009           112,080
      168,119   UNICREDITO ITALIANO (NEW YORK)                                      0.25          01/04/2010           168,120
       16,812   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.29          12/15/2040            16,812
    1,464,273   VFNC CORPORATION+/-(i)++(a)                                         0.24          09/30/2010           732,137
        7,005   VICTORY RECEIVABLES CORPORATION++(p)                                0.15          12/01/2009             7,005
       28,020   VICTORY RECEIVABLES CORPORATION++(p)                                0.19          12/08/2009            28,019
       92,852   VICTORY RECEIVABLES CORPORATION++(p)                                0.18          12/16/2009            92,841
                                                                                                                     7,958,839
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,459,802)                                                            9,572,779
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 9.72%
MUTUAL FUNDS: 9.60%
   39,215,838   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                     0.13                            39,215,838
                                                                                                                --------------

  PRINCIPAL
-------------
US TREASURY BILLS: 0.12%
$     200,000   US TREASURY BILL###                                                 0.08          12/24/2009           199,990
      300,000   US TREASURY BILL###                                                 0.10          12/24/2009           299,981
                                                                                                                       499,971
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $39,715,809)                                                                     39,715,809
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $422,164,179)*                                                   101.76%                                  $  415,733,914
OTHER ASSETS AND LIABILITIES, NET                                       (1.76)                                      (7,180,440)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  408,553,474
                                                                       ======                                   ==============

                     48 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM BOND FUND

----------
+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $39,215,838.

(u)  Rate shown is the 7-day annualized yield at period end.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $422,284,671 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 12,721,215
Gross unrealized depreciation    (19,271,972)
                                ------------
Net unrealized depreciation     $ (6,550,757)

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 49


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.06%
$     229,579   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES
                   1994-5 CLASS B2+/-                                               2.49%         04/25/2024    $      190,339
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $223,080)                                                              190,339
                                                                                                                --------------
CORPORATE BONDS & NOTES: 62.51%
APPAREL & ACCESSORY STORES: 2.20%
    1,000,000   MACY'S RETAIL HOLDINGS INCORPORATED                                 8.50          06/01/2010         1,017,500
    3,000,000   PHILLIPS VAN HEUSEN                                                 8.13          05/01/2013         3,052,500
    3,000,000   WARNACO INCORPORATED                                                8.88          06/15/2013         3,075,000
                                                                                                                     7,145,000
                                                                                                                --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.93%
    3,000,000   PULTE HOMES INCORPORATED                                            5.25          01/15/2014         2,865,000
      155,000   TOLL BROTHERS FINANCE CORPORATION                                   6.88          11/15/2012           164,921
                                                                                                                     3,029,921
                                                                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.93%
    3,053,000 SUBURBAN PROPANE PARTNERS                                             6.88          12/15/2013         3,007,205
                                                                                                                --------------
BUSINESS SERVICES: 2.01%
    3,500,000   FTI CONSULTING INCORPORATED                                         7.63          06/15/2013         3,500,000
    3,000,000   IRON MOUNTAIN INCORPORATED                                          7.75          01/15/2015         3,007,500
                                                                                                                     6,507,500
                                                                                                                --------------
CASINO & GAMING: 0.31%
    1,000,000 TURNING STONE CASINO RESORT ENTERPRISE++                              9.13          12/15/2010           992,500
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 1.53%
    4,500,000 CHURCH & DWIGHT COMPANIES INCORPORATED                                6.00          12/15/2012         4,567,500
      400,000 NALCO COMPANY                                                         7.75          11/15/2011           400,000
                                                                                                                     4,967,500
                                                                                                                --------------
COAL MINING: 2.98%
    3,500,000   ARCH WESTERN FINANCE LLC                                            6.75          07/01/2013         3,482,500
    2,510,000   CONSOL ENERGY INCORPORATED                                          7.88          03/01/2012         2,660,600
    3,500,000   PEABODY ENERGY CORPORATION                                          6.88          03/15/2013         3,535,000
                                                                                                                     9,678,100
                                                                                                                --------------
COMMUNICATIONS: 6.35%
    4,250,000   CITIZENS COMMUNICATIONS COMPANY                                     6.25          01/15/2013         4,175,625
    3,000,000   CSC HOLDINGS INCORPORATED++                                         8.50          04/15/2014         3,153,750
    3,000,000   ECHOSTAR DBS CORPORATION                                            6.38          10/01/2011         3,067,500
    1,000,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                     7.25          02/15/2011         1,000,000
    2,500,000   QWEST CORPORATION                                                   7.88          09/01/2011         2,596,875
    3,500,000   SPRINT CAPITAL CORPORATION                                          7.63          01/30/2011         3,535,000
    3,000,000   WINDSTREAM CORPORATION                                              8.13          08/01/2013         3,067,500
                                                                                                                    20,596,250
                                                                                                                --------------
CONSUMER GOODS - DURABLES: 0.93%
    3,000,000   LIMITED BRANDS INCORPORATED<<                                       6.13          12/01/2012         3,007,500
                                                                                                                --------------
COSMETICS , PERSONAL CARE: 0.94%
    3,000,000   CHATTEM INCORPORATED                                                7.00          03/01/2014         3,052,500
                                                                                                                --------------

                     50 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES: 6.83%
$     764,000   AES CORPORATION++                                                    8.75%        05/15/2013    $      777,370
    3,000,000   ALLIED WASTE NORTH AMERICA INCORPORATED                              6.13         02/15/2014         3,096,828
    3,000,000   EL PASO CORPORATION<<                                                7.00         05/15/2011         3,024,117
    2,500,000   IPALCO ENTERPRISES INCORPORATED                                      8.63         11/14/2011         2,587,500
    2,500,000   MIRANT AMERICAS GENERATION LLC                                       8.30         05/01/2011         2,543,750
    2,000,000   NRG ENERGY INCORPORATED                                              7.25         02/01/2014         2,017,500
    2,000,000   ORION POWER HOLDINGS INCORPORATED                                   12.00         05/01/2010         2,055,000
      997,807   SALTON SEA FUNDING CORPORATION SERIES C                              7.84         05/30/2010         1,004,542
    2,000,000   TESORO CORPORATION                                                   6.25         11/01/2012         1,970,000
    3,000,000   WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION           7.50         06/15/2011         3,090,690
                                                                                                                    22,167,297
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.31%
    1,000,000   L-3 COMMUNICATIONS CORPORATION                                       6.13         07/15/2013         1,007,500
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 3.74%
    4,000,000   BALL CORPORATION                                                     6.88         12/15/2012         4,040,000
    4,000,000   CROWN AMERICAS LLC/CROWN AMERICAS CAPITAL CORPORATION                7.63         11/15/2013         4,095,000
    4,000,000   SILGAN HOLDINGS INCORPORATED                                         6.75         11/15/2013         4,000,000
                                                                                                                    12,135,000
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 2.37%
    3,000,000   B&G FOODS HOLDING CORPORATION                                        8.00         10/01/2011         3,052,500
    4,385,000   CONSTELLATION BRANDS INCORPORATED                                    8.38         12/15/2014         4,648,100
                                                                                                                     7,700,600
                                                                                                                --------------
FOREST PRODUCTS & PAPER: 0.65%
    2,000,000   GEORGIA PACIFIC CORPORATION                                          8.13         05/15/2011         2,105,000
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 1.46%
    2,500,000   JCPENNEY CORPORATION INCORPORATED                                    8.00         03/01/2010         2,528,125
    2,000,000   JCPENNEY CORPORATION INCORPORATED                                    9.00         08/01/2012         2,200,000
                                                                                                                     4,728,125
                                                                                                                --------------
HOMEBUILDING: 1.85%
    3,000,000   DR HORTON INCORPORATED                                               6.13         01/15/2014         2,940,000
    3,000,000   TOLL BROS FINANCE CORPORATION                                        5.95         09/15/2013         3,053,061
                                                                                                                     5,993,061
                                                                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.98%
    3,000,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                     7.88         05/01/2012         3,172,500
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.75%
    2,000,000   BRIGGS & STRATTON CORPORATION                                        8.88         03/15/2011         2,085,000
    3,500,000   GAMESTOP CORPORATION                                                 8.00         10/01/2012         3,600,625
                                                                                                                     5,685,625
                                                                                                                --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.23%
    4,000,000   CORRECTIONS CORPORATION OF AMERICA                                   6.25         03/15/2013         4,005,000
                                                                                                                --------------
MACHINE-DIVERSIFIED: 0.93%
    3,000,000   WESTINGHOUSE AIR BRAKE TECHNOLOGY                                    6.88         07/31/2013         3,026,250
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 51


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 3.00%
$   3,000,000   BIO-RAD LABORATORIES INCORPORATED                                   7.50%         08/15/2013    $    3,060,000
    3,000,000   BOSTON SCIENTIFIC CORPORATION                                       6.00          06/15/2011         3,090,000
    3,500,000   FRESENIUS MEDICAL CARE CAPITAL TRUST IV                             7.88          06/15/2011         3,587,500
                                                                                                                     9,737,500
                                                                                                                --------------
MEMBERSHIP ORGANIZATIONS: 0.44%
    1,500,000   OMNICARE INCORPORATED                                               6.13          06/01/2013         1,436,250
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.45%
    1,460,000   ESTERLINE TECHNOLOGIES CORPORATION                                  7.75          06/15/2013         1,467,300
                                                                                                                --------------
MISCELLANEOUS RETAIL: 0.76%
    2,251,610   CVS CAREMARK CORPORATION++                                          7.77          01/10/2012         2,455,410
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.93%
    3,000,000   KINDER MORGAN FINANCE COMPANY ULC                                   5.35          01/05/2011         3,015,000
                                                                                                                --------------
OIL & GAS: 0.92%
    3,000,000   COMSTOCK RESOURCES INCORPORATED                                     6.88          03/01/2012         3,000,000
                                                                                                                --------------
OIL & GAS EXTRACTION: 4.47%
    3,000,000   CHESAPEAKE ENERGY CORPORATION                                       7.63          07/15/2013         3,037,500
    3,250,000   FOREST OIL CORPORATION                                              8.00          12/15/2011         3,339,375
    2,000,000   KCS ENERGY INCORPORATED                                             7.13          04/01/2012         1,985,000
    3,000,000   NEWFIELD EXPLORATION COMPANY                                        7.63          03/01/2011         3,090,000
    3,000,000   RANGE RESOURCES CORPORATION                                         7.38          07/15/2013         3,045,000
                                                                                                                    14,496,875
                                                                                                                --------------
PAPER & ALLIED PRODUCTS: 0.97%
    3,000,000   ROCK-TENN COMPANY                                                   8.20          08/15/2011         3,150,000
                                                                                                                --------------
PERSONAL SERVICES: 2.85%
    3,000,000   DAVITA INCORPORATED                                                 6.63          03/15/2013         2,977,500
    2,500,000   RAINBOW NATIONAL SERVICES LLC++                                     8.75          09/01/2012         2,537,500
    3,740,000   SERVICE CORPORATION INTERNATIONAL                                   7.38          10/01/2014         3,730,650
                                                                                                                     9,245,650
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.93%
    3,000,000   FERRELLGAS PARTNERS LP                                              8.75          06/15/2012         3,007,500
    3,250,000   FRONTIER OIL CORPORATION                                            6.63          10/01/2011         3,250,000
                                                                                                                     6,257,500
                                                                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.03%
    3,340,000   VISANT CORPORATION                                                  7.63          10/01/2012         3,356,700
                                                                                                                --------------
RETAIL: 0.92%
    3,000,000   MACYS RETAIL HOLDINGS INCORPORATED                                  5.88          01/15/2013         3,000,000
                                                                                                                --------------
RETAIL FOOD: 0.70%
    2,250,000   ALBERTSONS INCORPORATED                                             7.25          05/01/2013         2,278,125
                                                                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.15%
      500,000   GOODYEAR TIRE & RUBBER COMPANY+/-                                   5.01          12/01/2009           500,000
                                                                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.10%
    3,500,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                         8.25          05/15/2013         3,570,000
                                                                                                                --------------

                     52 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TEXTILE MILL PRODUCTS: 0.68%
$   2,107,000   MOHAWK INDUSTRIES INCORPORATED SERIES D                              7.20%        04/15/2012    $    2,191,280
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $198,456,139)                                                                  202,867,524
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 4.61%
    2,875,000   INMARSAT FINANCE PLC                                                 7.63         06/30/2012         2,946,875
    2,500,000   INTELSAT SUBSIDIARY HOLDING COMPANY LIMITED                          8.50         01/15/2013         2,509,375
    1,280,000   ROGERS WIRELESS INCORPORATED                                         8.00         12/15/2012         1,307,520
    3,000,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                      6.38         10/01/2011         3,048,750
    2,000,000   TECK RESOURCES LIMITED                                               9.75         05/15/2014         2,247,500
    3,000,000   VIDEOTRON LIMITED                                                    6.88         01/15/2014         2,925,000
TOTAL FOREIGN CORPORATE BONDS (COST $14,733,588)                                                                    14,985,020
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 0.55%
NEVADA: 0.46%
    1,500,000   CLARK COUNTY NV NEVADA POWER COMPANY PROJECT
                   SERIES D (IDR, ACA INSURED)                                       5.30         10/01/2011         1,494,707
                                                                                                                --------------
TEXAS: 0.09%
      280,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES B
                   (TAX INCREMENTAL REVENUE)                                         6.75         02/15/2010           279,689
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,734,508)                                                                      1,774,396
                                                                                                                --------------
TERM LOANS: 26.30%
    2,080,957   AFFILIATED COMPUTER SERVICES TERM LOAN                               2.84         03/20/2013         2,040,441
    1,000,000   ALLIANCE IMAGING INCORPORATED TERM LOAN                              2.82         12/29/2011           987,250
    1,477,328   AMC ENTERTAINMENT INCORPORATED TERM LOAN                             1.74         01/26/2013         1,369,764
    2,878,448   AMERISTAR CASINOS INCORPORATED TERM LOAN                             3.53         11/10/2012         2,838,869
    1,690,058   ARBY'S RESTAURANT GROUP INCORPORATED TERM LOAN                       7.25         07/25/2012         1,688,656
    2,637,101   ASHLAND CHEMICALS TERM LOAN                                          7.65         11/20/2014         2,673,361
    1,446,277   BALDOR ELECTRIC COMPANY TERM LOAN                                    5.25         01/31/2014         1,431,294
    2,486,063   BIOMET INCORPORATED TERM LOAN                                        3.26         12/26/2014         2,337,471
    3,000,000   CASELLA WASTE SYSTEMS INCORPORATED TERM LOAN                          N/A         04/09/2014         2,988,750
    2,984,615   CINEMARK INCORPORATED TERM LOAN                                      2.02         10/05/2013         2,798,077
      143,866   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                      2.51         07/25/2014           131,397
    2,820,052   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                      2.50         07/25/2014         2,573,946
    1,337,941   DAVITA INCORPORATED TERM LOAN                                        1.78         10/05/2012         1,258,882
    2,483,448   DEAN FOODS COMPANY TERM LOAN                                         1.65         04/02/2014         2,291,874
    2,091,207   DEL MONTE CORPORATION TERM LOAN                                      1.76         02/08/2012         2,028,094
    2,425,585   DIRECTV HOLDINGS LLCTERM LOAN                                        1.73         04/13/2013         2,340,301
    2,191,764   DOLLAR GENERAL CORPORATION TERM LOAN                                 3.00         07/07/2014         2,050,286
      991,857   DOMTAR CORPORATION TERM LOAN                                         1.61         03/07/2014           942,472
    2,989,511   EDUCATION MANAGEMENT LLC TERM LOAN                                   2.06         06/01/2013         2,729,424
      752,118   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN                       2.28         12/20/2012           713,181
    2,230,144   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN                       3.53         12/23/2014         2,180,902
    3,000,000   GRAHAM PACKAGING COMPANY TERM LOAN                                    N/A         04/05/2014         2,994,840
    3,512,705   HCA INCORPORATED TERM LOAN                                           2.53         11/18/2013         3,259,509
    2,389,447   INVITROGEN CORPORATION 1ST LIEN TERM LOAN                             N/A         09/30/2015         2,384,429
    1,000,000   IOWA TELECOMMUNICATIONS SERVICE 1ST LIEN TERM LOAN                   2.02         11/23/2011           986,560
    2,221,399   JARDEN CORPORATION TERM LOAN                                         3.53         01/25/2015         2,168,085
      973,312   JOHNSON DIVERSEY INCORPORATED 1ST LIEN TERM LOAN                     2.84         12/16/2011           973,312
    1,018,620   JOSTENS CORPORATION 1ST LIEN TERM LOAN                                N/A         10/04/2011           988,826

                     Wells Fargo Advantage Income Funds 53


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TERM LOANS (continued)
$   2,000,000   LEAR CORPORATION 2ND LIEN TERM LOAN                                   N/A%        11/09/2011    $    2,006,560
    1,491,439   LIFEPOINT HOSPITALS INCORPORATED 1ST LIEN TERM LOAN                  1.89         04/15/2012         1,416,122
    1,736,573   METROPCS WIRELESS INCORPORATED TERM LOAN                             2.52         11/15/2013         1,605,097
      674,895   MIRANT NORTH AMERICA LLC TERM LOAN                                   1.98         01/03/2013           627,443
    2,985,000   NALCO COMPANY TERM LOAN                                              6.50         05/06/2016         3,000,671
      323,883   NALCO COMPANY TERM LOAN B                                            2.06         11/04/2010           322,163
    2,356,710   NRG ENERGY INCORPORATED TERM LOAN                                    2.00         06/01/2014         2,159,123
    2,089,221   PENN NATIONAL GAMING INCORPORATED TERM LOAN                          2.00         10/03/2012         1,992,594
      991,784   PSYCHIATRIC SOLUTIONS INCORPORATED 1ST LIEN TERM LOAN                2.02         05/31/2014           932,277
    1,453,431   RMK ACQUISITION CORPORATION (ARAMAK) 1ST LIEN TERM LOAN               N/A         01/26/2014         1,309,077
      995,000   ROCKWOOD SPECIALTIES GROUP INCORPORATEDN 1ST LIEN TERM LOAN          6.00         05/15/2014           996,662
      388,062   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW TERM LOAN B-1        1.78         03/05/2014           362,516
    1,398,222   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW TERM LOAN B-2        1.78         03/05/2014         1,306,177
    1,108,944   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW TERM LOAN B-3        1.78         03/05/2014         1,035,942
    2,237,684   SUNGARD DATA SYSTEMS INCORPORATED EXTENDED TERM LOAN                 3.89         02/28/2016         2,092,235
      249,528   SUNGARD DATA SYSTEMS INCORPORATED 1ST LIEN TERM LOAN                 1.99         02/11/2013           227,148
    1,885,318   SUPERVALU INCORPORATED 1ST LIEN TERM LOAN                            1.52         06/01/2012         1,776,686
    1,984,456   THE WILLIAM CARTER COMPANY 1ST LIEN TERM LOAN                        1.79         07/14/2012         1,921,608
    3,477,034   TIME WARNER TELECOM HOLDINGS TERM LOAN B                             2.02         01/07/2013         3,274,949
    3,000,000   TRANSDIGM, INCORPORATED TERM LOAN                                    2.29         06/23/2013         2,844,390
TOTAL TERM LOANS (COST $83,631,964)                                                                                 85,359,693
                                                                                                                --------------

   SHARES                                                                            YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 1.95%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.30%
      247,224   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                              247,224
      247,224   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                              247,224
      247,224   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                              247,224
      247,224   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                              247,224
                                                                                                                       988,896
                                                                                                                --------------

  PRINCIPAL
-------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.65%
$      54,939   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009            54,939
       19,621   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009            19,609
       19,621   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009            19,621
       58,863   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            58,862
       47,090   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            47,090
       68,183   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            68,181
        1,962   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009             1,962
       39,242   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            39,238
       78,484   BANK OF AMERICA                                                      0.18         12/23/2009            78,475
      561,356   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $561,358)              0.16         12/01/2009           561,356
       58,863   BANK OF IRELAND                                                      0.35         12/01/2009            58,863
       47,090   BANK OF IRELAND                                                      0.50         12/02/2009            47,090
       98,105   BANK OF MONTREAL (CHICAGO)                                           0.18         12/16/2009            98,105
       19,621   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009            19,621
        9,810   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             9,810
       47,090   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            47,091
       47,090   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            47,091
      117,726   BRYANT BANK FUNDING++                                                0.18         12/23/2009           117,713

                     54 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      15,697   CALCASIEU PARISH LA+/-ss                                             0.40%        12/01/2027    $       15,697
       21,583   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss          0.35         06/01/2028            21,583
       98,105   CHARTA LLC++(p)                                                      0.17         12/09/2009            98,101
       10,389   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038            10,389
       31,394   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030            31,394
      175,231   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $175,232)                                         0.17         12/01/2009           175,231
       70,635   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            70,635
       47,090   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            47,090
       47,090   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            47,090
       56,901   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            56,901
       98,105   E.ON AG++                                                            0.17         12/21/2009            98,096
       79,661   ENI FINANCE USA INCORPORATED++                                       0.18         12/09/2009            79,658
       18,714   FAIRWAY FINANCE CORPORATION++(p)                                     0.18         12/07/2009            18,714
      102,029   FORTIS FUNDING LLC++                                                 0.20         12/29/2009           102,013
       90,256   GDF SUEZ++                                                           0.17         12/15/2009            90,250
       78,484   GEMINI SECURITIZATION INCORPORATED++(P)                              0.18         12/10/2009            78,480
      156,340   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $156,341)              0.17         12/01/2009           156,340
       19,621   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009            19,621
       94,181   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            94,170
      192,628   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010            71,639
        6,475   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             6,475
       58,863   HOUSTON TX UTILITY SYSTEM+/-SS                                       0.27         05/15/2034            58,863
       19,621   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029            19,621
        7,848   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             7,848
       78,484   ING USA FUNDING LLC                                                  0.19         12/07/2009            78,481
       19,621   ING USA FUNDING LLC                                                  0.18         12/09/2009            19,620
      483,563   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $483,565)              0.17         12/01/2009           483,563
       58,863   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            58,863
       11,773   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025            11,773
      117,726   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009           117,726
       15,697   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009            15,696
       78,484   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            78,484
       33,748   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            33,746
       17,659   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009            17,657
       58,863   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            58,857
       17,659   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033            17,659
      129,695   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034           129,695
       14,127   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036            14,127
       74,560   NATIXIS                                                              0.27         12/07/2009            74,560
        7,848   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             7,848
       92,022   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034            92,022
       68,281   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            68,281
       98,140   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            98,133
       24,958   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034            24,958
       58,412   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $58,412)                                          0.18         12/01/2009            58,412
       13,735   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009            13,734
       31,394   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            31,392
       86,332   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            86,332
       54,939   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            54,939
       98,105   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/10/2009            98,100

                     Wells Fargo Advantage Income Funds 55


Portfolio of Investments--November 30, 2009 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       4,905   Starbird Funding Corporation++(p)                                    0.15%        12/01/2009    $        4,905
       78,484   Starbird Funding Corporation++(p)                                    0.20         12/03/2009            78,483
       27,077   Ticonderoga Master Funding Limited++(p)                              0.18         12/17/2009            27,075
        3,924   Tulip Funding Corporation++(p)                                       0.19         12/07/2009             3,924
       78,484   Tulip Funding Corporation++(p)                                       0.19         12/10/2009            78,480
       35,318   Tulsa County OK Industrial Authority Revenue+/-ss                    0.24         07/01/2032            35,318
       83,585   UBS AG (Stamford CT)                                                 0.31         12/04/2009            83,586
      117,726   UniCredito Italiano (New York)                                       0.25         01/04/2010           117,726
       11,773   Vermont State Student Assistance Corporation+/-ss                    0.29         12/15/2040            11,773
      245,447   VFNC Corporation+/-++(a)(i)                                          0.24         09/30/2010           122,724
        4,905   Victory Receivables Corporation++(p)                                 0.15         12/01/2009             4,905
       58,863   Victory Receivables Corporation++(p)                                 0.19         12/08/2009            58,861
                                                                                                                     5,343,034
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,335,861)                                                            6,331,930
                                                                                                                --------------

    SHARES                                                                           YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 7.16%
MUTUAL FUNDS: 7.16%

   23,239,027   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                      0.13                           23,239,027
TOTAL SHORT-TERM INVESTMENTS (COST $23,239,027)                                                                     23,239,027
TOTAL INVESTMENTS IN SECURITIES
(COST $328,354,167)*                                                   103.14%                                  $  334,747,929
OTHER ASSETS AND LIABILITIES, NET                                       (3.14)                                     (10,197,002)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  324,550,927
                                                                       ======                                   ==============

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $23,239,027.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $328,384,178 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 7,480,511
Gross unrealized depreciation    (1,116,760)
                                -----------
Net unrealized appreciation     $ 6,363,751

The accompanying notes are an integral part of these financial statements.

                     56 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 3.38%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.10%
$      30,850   FHLMC #1B0128+/-                                                     3.41%        09/01/2031    $       31,990
      188,876   FHLMC #555243                                                        9.00         11/01/2016           208,886
      480,389   FHLMC #555427                                                        9.50         09/01/2020           559,196
      149,287   FHLMC #555490                                                        9.50         12/01/2016           161,094
      163,786   FHLMC #555514                                                        9.00         10/01/2019           187,744
    1,571,617   FHLMC #555519                                                        9.00         12/01/2016         1,750,436
       15,745   FHLMC #786823+/-                                                     3.40         07/01/2029            16,111
      130,175   FHLMC #788792+/-                                                     3.56         01/01/2029           133,918
      237,006   FHLMC #789272+/-                                                     3.35         04/01/2032           243,423
       17,227   FHLMC #789483+/-                                                     3.23         06/01/2032            17,515
       95,161   FHLMC #846990+/-                                                     3.94         10/01/2031            97,467
      414,960   FHLMC #884013                                                       10.50         05/01/2020           478,195
      384,541   FHLMC #A01734                                                        9.00         08/01/2018           429,265
       75,599   FHLMC #A01849                                                        9.50         05/01/2020            86,672
    1,100,904   FHLMC #C64637                                                        7.00         06/01/2031         1,234,899
      990,693   FHLMC #G01126                                                        9.50         12/01/2022         1,116,705
       67,981   FHLMC #G10747                                                        7.50         10/01/2012            71,808
       32,130   FHLMC #G11150                                                        7.50         12/01/2011            33,512
       84,302   FHLMC #G11200                                                        8.00         01/01/2012            88,320
       22,505   FHLMC #G11209                                                        7.50         12/01/2011            23,472
       76,844   FHLMC #G11229                                                        8.00         01/01/2013            77,482
      208,684   FHLMC #G11391                                                        7.50         06/01/2012           219,637
      194,235   FHLMC #G80118                                                       10.00         11/01/2021           222,579
                                                                                                                     7,490,326
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.65%
      395,161   FNMA #100001                                                         9.00         02/15/2020           454,213
      158,267   FNMA #100255                                                         8.33         07/15/2020           181,780
      313,620   FNMA #100256                                                         9.00         10/01/2021           355,474
            7   FNMA #100259                                                         7.50         12/15/2009                 7
       16,842   FNMA #149167                                                        10.50         08/01/2020            19,559
       75,641   FNMA #190722                                                         9.50         03/01/2021            85,959
      402,743   FNMA #190909                                                         9.00         06/01/2024           465,182
      420,455   FNMA #252870                                                         7.00         11/01/2014           452,866
      317,291   FNMA #310010                                                         9.50         12/01/2020           366,106
    1,025,237   FNMA #323534                                                         9.00         12/01/2016         1,145,476
      104,468   FNMA #340181                                                         7.00         12/01/2010           106,452
      274,640   FNMA #344890                                                        10.25         09/01/2021           313,669
       53,952   FNMA #365418+/-                                                      4.61         01/01/2023            54,726
       67,823   FNMA #392647                                                         9.00         10/01/2013            73,175
      150,722   FNMA #458004                                                        10.00         03/01/2018           167,221
      153,153   FNMA #523850                                                        10.50         10/01/2014           179,955
      540,333   FNMA #535807                                                        10.50         04/01/2022           626,083
      788,310   FNMA #545117+/-                                                      3.44         12/01/2040           805,696
      136,376   FNMA #545131                                                         8.00         03/01/2013           143,866
       29,468   FNMA #545157                                                         8.50         11/01/2012            31,488
      929,934   FNMA #545325                                                         8.50         07/01/2017         1,022,045
      287,246   FNMA #545460+/-                                                      3.04         11/01/2031           296,513
    2,328,263   FNMA #598559                                                         6.50         08/01/2031         2,577,244
       98,164   FNMA #604060+/-                                                      3.15         09/01/2031           100,527
      185,867   FNMA #604689+/-                                                      2.61         10/01/2031           191,678
      118,491   FNMA #635070+/-                                                      3.22         05/01/2032           121,001
      228,730   FNMA #646643+/-                                                      3.24         06/01/2032           236,180
      205,261   FNMA #660508                                                         7.00         05/01/2013           213,311

                     Wells Fargo Advantage Income Funds 57


Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      16,120   FNMA #675491+/-                                                      4.43%        04/01/2033    $       16,539
      406,655   FNMA #724657+/-                                                      5.04         07/01/2033           421,931
                                                                                                                    11,225,922
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.63%
      108,312   GNMA #780253                                                         9.50         11/15/2017           119,659
      383,261   GNMA #780267                                                         9.00         11/15/2017           429,212
      318,948   GNMA #780664                                                        10.00         10/20/2017           355,706
      246,686   GNMA #781310                                                         8.00         01/15/2013           248,073
      240,426   GNMA #781311                                                         7.50         02/15/2013           241,705
      709,278   GNMA #781540                                                         7.00         05/15/2013           741,852
    1,949,760   GNMA #781614                                                         7.00         06/15/2033         2,192,733
                                                                                                                     4,328,940
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $21,274,091)                                                                          23,045,188
                                                                                                                --------------
ASSET BACKED SECURITIES: 7.67%
    4,750,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-             0.44         09/15/2011         4,744,130
    3,400,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                A3B+/-                                                               0.94         11/15/2011         3,402,529
    4,582,366   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                2003-5 CLASS 2M1+/-                                                  1.14         05/25/2033         1,296,401
    3,400,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                      0.50         01/15/2015         3,354,846
    7,170,101   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                A(i)                                                                 7.23         10/16/2028             2,241
    1,796,933   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                A1A+/-                                                               0.35         02/25/2037         1,353,340
    1,395,948   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                           3.81         07/08/2011         1,406,184
   25,399,892   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(i)++                 0.83         09/29/2031           444,498
   32,207,356   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(i)                  0.83         09/29/2031           563,629
   10,183,958   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                    0.94         02/25/2034         5,120,764
    7,452,660   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                    1.21         03/25/2034         4,576,924
    7,934,685   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-            1.26         10/25/2033         5,280,263
      222,364   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                CLASS AII+/-                                                         0.71         03/25/2032           196,701
    5,723,823   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                CLASS M1+/-                                                          1.36         10/25/2033         3,210,558
    8,190,719   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3
                CLASS M1+/-                                                          1.66         04/25/2033         4,858,477
    6,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++        0.55         01/23/2011         5,880,000
    7,200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3
                CLASS A+/-(a)++                                                      0.51         06/23/2012         6,696,000
TOTAL ASSET BACKED SECURITIES (COST $82,546,494)                                                                    52,387,485
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.18%
    8,520,697   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                       1.26         10/25/2033         5,675,967
    1,744,912   BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9
                CLASS 3A2                                                            5.50         10/25/2034         1,706,287
   37,285,294   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2001-PB1 CLASS XP+/-(i)++                                            1.78         05/11/2035           296,519
       13,556   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K
                CLASS 3A1+/-                                                         3.93         10/20/2032            13,018
   10,616,802   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-               1.21         03/25/2034         6,723,586
      235,162   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7
                CLASS A+/-                                                           3.13         03/25/2022           230,543
      268,304   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z           8.00         09/20/2021           265,629
      764,577   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2001-HYB1 CLASS 1A1+/-                                               2.93         06/19/2031           730,929
      451,508   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2001-HYB1 CLASS 2A1+/-                                               3.09         06/19/2031           426,869
      346,446   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2004-20 CLASS 3A1+/-                                                 2.46         09/25/2034           234,512
      328,269   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2
                CLASS A+/-(i)                                                        3.46         01/25/2022           325,896
       90,217   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3
                CLASS A1+/-(i)                                                       2.84         02/20/2021            90,157
    1,216,420   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             1.00         09/25/2033           964,647
    1,569,843   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50         02/25/2042         1,748,904
      999,385   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                           9.50         06/25/2030         1,118,687
    2,744,471   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                          9.50         12/25/2041         3,072,092
    2,294,372   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                          9.50         08/25/2041         2,568,263
    5,412,177   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                        5.36         07/25/2041         5,709,142

                      58 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   3,194,908   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50%        11/25/2031    $    3,720,071
      192,675   FNMA SERIES 1988-4 CLASS Z                                           9.25         03/25/2018           218,255
      227,355   FNMA SERIES 1988-5 CLASS Z                                           9.20         03/25/2018           241,685
       96,982   FNMA SERIES 1988-9 CLASS Z                                           9.45         04/25/2018           106,960
      476,081   FNMA SERIES 1989-30 CLASS Z                                          9.50         06/25/2019           538,919
      101,693   FNMA SERIES 1989-49 CLASS E                                          9.30         08/25/2019           113,633
       95,603   FNMA SERIES 1990-111 CLASS Z                                         8.75         09/25/2020           104,718
      259,165   FNMA SERIES 1990-119 CLASS J                                         9.00         10/25/2020           293,536
      137,800   FNMA SERIES 1990-124 CLASS Z                                         9.00         10/25/2020           159,526
      491,162   FNMA SERIES 1990-21 CLASS Z                                          9.00         03/25/2020           561,547
      304,863   FNMA SERIES 1990-27 CLASS Z                                          9.00         03/25/2020           340,874
      166,813   FNMA SERIES 1990-30 CLASS D                                          9.75         03/25/2020           195,336
      153,608   FNMA SERIES 1990-77 CLASS D                                          9.00         06/25/2020           172,580
      644,210   FNMA SERIES 1991-132 CLASS Z                                         8.00         10/25/2021           715,475
      216,551   FNMA SERIES 1992-71 CLASS X                                          8.25         05/25/2022           238,667
    1,270,225   FNMA SERIES G-22 CLASS ZT                                            8.00         12/25/2016         1,410,743
    2,247,148   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                           5.05         05/25/2042         2,262,074
      178,443   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          4.40         06/25/2033           162,497
       78,592   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                          4.75         08/25/2042            84,799
    6,703,823   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.93         08/25/2042         7,013,306
    2,981,577   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2000-1
                   CLASS A2                                                          6.50         01/15/2033         3,086,448
    2,378,824   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C3 CLASS A2                                                  6.96         09/15/2035         2,442,406
    3,006,006   GNMA SERIES 2007-69 CLASS TA+/-                                      5.01         06/16/2031         3,119,152
      152,460   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-(i)++              8.00         09/19/2027           155,093
    4,445,190   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++               0.64         06/25/2034         3,513,385
    3,733,947   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++               5.02         06/25/2034         2,866,101
    4,229,667   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++            0.59         01/25/2036         3,625,309
    4,217,400   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++            0.64         04/25/2036         3,304,472
    1,920,643   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-(i)                2.23         04/25/2032         1,467,902
      105,261   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-             3.13         06/25/2024           100,301
      262,477   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-             3.84         06/25/2024           258,286
      650,452   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-          0.30         10/25/2036           618,620
    2,209,653   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES 2001 CLASS A3          6.26         03/15/2033         2,270,419
      577,948   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                  4.87         04/25/2035           573,349
    3,048,526   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                 5.09         06/25/2035         2,471,933
       54,231   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                    3.03         10/25/2032            53,327
           88   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2(i)(d)           15,220.53         04/20/2021                23
       43,640   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-         3.53         04/25/2018            42,533
       14,416   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-(i)++        0.49         04/26/2021            14,416
   10,260,174   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                   1.64         09/10/2035         5,807,258
    6,080,103   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                   1.84         09/10/2035         2,984,115
       70,822   SACO I TRUST SERIES 2005-2 CLASS A+/-(i)++                           0.44         04/25/2035            28,324
      880,014   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2
                   CLASS A+/-                                                        4.64         11/25/2020           844,672
    3,987,870   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                   2001-4 CLASS A1+/-                                                8.91         10/25/2024         3,779,683
      580,956   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                   2001-4 CLASS A2+/-                                                9.80         10/25/2024           550,604
      439,450   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2
                   CLASS A+/-                                                        0.76         02/25/2028           381,409
    3,324,767   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                   A+/-(i)++                                                         8.55         04/15/2027         3,108,302
    4,244,464   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                   A+/-(i)++                                                         8.26         07/15/2027         3,886,432
      183,284   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  0.72         12/25/2034           147,087
      372,751   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-               5.61         08/25/2032           363,355
      328,614   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-               5.61         08/25/2032           312,335
    1,262,338   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-               2.00         12/28/2037           929,279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $122,934,270)                                                      103,663,178
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 59


Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
CORPORATE BONDS & NOTES: 55.67%
AMUSEMENT & RECREATION SERVICES: 0.13%
$     900,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                  2.46%        12/01/2010    $      900,000
                                                                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.48%
    3,000,000   AUTOZONE INCORPORATED                                                5.88         10/15/2012         3,296,460
                                                                                                                --------------
BANKING: 1.47%
    4,000,000   BANCO SANTANDER CHILE++                                              2.88         11/13/2012         4,025,247
    3,000,000   BARCLAYS BANK PLC                                                    2.50         01/23/2013         3,009,303
    3,000,000   WESTPAC BANKING CORPORATION                                          2.25         11/19/2012         3,022,914
                                                                                                                    10,057,464
                                                                                                                --------------
BEVERAGES: 0.37%
    2,495,000   ANHEUSER BUSCH INBEV++                                               3.00         10/15/2012         2,535,660
                                                                                                                --------------
BUSINESS SERVICES: 0.48%
    3,000,000   THOMPSON CORPORATION                                                 6.20         01/05/2012         3,286,050
                                                                                                                --------------
CHEMICALS: 0.26%
    1,720,000   DOW CHEMICAL COMPANY                                                 6.13         02/01/2011         1,793,262
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 1.70%
    3,850,000   CLOROX COMPANY                                                       4.20         01/15/2010         3,866,297
    3,095,000   MOSAIC COMPANY SENIOR NOTES++                                        7.38         12/01/2014         3,295,900
    4,000,000   PRAXAIR INCORPORATED                                                 6.38         04/01/2012         4,442,900
                                                                                                                    11,605,097
                                                                                                                --------------
COMMUNICATIONS: 5.17%
    4,000,000   BRITISH TELECOMMUNICATIONS PLC                                       9.13         12/15/2010         4,293,556
    3,830,000   CBS CORPORATION                                                      6.63         05/15/2011         4,010,661
    3,000,000   CINGULAR WIRELESS SERVICES                                           8.13         05/01/2012         3,441,609
    5,000,000   COMCAST CABLE COMMUNICATIONS LLC<<                                   6.75         01/30/2011         5,302,155
    1,000,000   COX COMMUNICATIONS INCORPORATED                                      4.63         01/15/2010         1,003,870
    1,000,000   COX COMMUNICATIONS INCORPORATED                                      7.75         11/01/2010         1,050,850
    3,000,000   COX ENTERPRISES INCORPORATED++                                       7.88         09/15/2010         3,130,272
    2,500,000   SPRINT CAPITAL CORPORATION                                           7.63         01/30/2011         2,525,000
    3,000,000   TIME WARNER CABLE INCORPORATED                                       5.40         07/02/2012         3,232,986
    2,200,000   VERIZON GLOBAL FUNDING CORPORATION                                   7.25         12/01/2010         2,337,152
    4,713,000   VIACOM INCORPORATED                                                  5.75         04/30/2011         4,945,879
                                                                                                                    35,273,990
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 5.44%
    5,000,000   ALLFIRST PREFERRED CAPITAL TRUST+/-                                  1.78         07/15/2029         3,221,800
    2,700,000   BANK OF NEW YORK MELLON CORPORATION+/-                               0.44         06/29/2012         2,712,528
    7,500,000   CENTRAL FIDELITY CAPITAL I SERIES A+/-                               1.28         04/15/2027         4,563,270
    1,925,000   HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                             7.00         05/15/2012         2,082,617
    6,000,000   INTER-AMERICAN DEVELOPMENT BANK+/-                                   0.72         05/20/2014         6,000,166
    8,500,000   JPMORGAN CHASE & COMPANY SERIES 3+/-                                 0.53         12/26/2012         8,570,193
    4,000,000   M&I MARSHALL & ILSLEY BANK SERIES BN+/-                              0.60         12/04/2012         2,916,592
    2,000,000   PNC FUNDING CORPORATION+/-                                           0.42         01/31/2012         1,944,052
    2,100,000   PNC FUNDING CORPORATION+/-                                           0.49         04/01/2012         2,111,260
    3,000,000   STATE STREET BANK & TRUST COMPANY SERIES FRN+/-                      0.50         09/15/2011         3,011,706
                                                                                                                    37,134,184
                                                                                                                --------------

                      60 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DIVERSIFIED FINANCIAL SERVICES: 1.24%
$   3,500,000   AMERITRADE HOLDING COMPANY                                           2.95%        12/01/2012    $    3,519,551
    5,000,000   DISCOVER FINANCIAL SERVICES+/-                                       0.83         06/11/2010         4,947,360
                                                                                                                     8,466,911
                                                                                                                --------------
EATING & DRINKING PLACES: 0.96%
    3,000,000   DARDEN RESTAURANTS INCORPORATED                                      5.63         10/15/2012         3,241,050
    3,000,000   YUM! BRANDS INCORPORATED                                             8.88         04/15/2011         3,276,714
                                                                                                                     6,517,764
                                                                                                                --------------
ELECTRIC INTERGRATED: 0.46%
    3,000,000   OHIO POWER COMPANY                                                   5.30         11/01/2010         3,116,316
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.12%
    3,000,000   ALLEGHENY ENERGY SUPPLY++                                            8.25         04/15/2012         3,313,347
    5,972,000   ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                     5.75         02/15/2011         6,264,730
    3,000,000   CAROLINA POWER & LIGHT COMPANY                                       6.50         07/15/2012         3,342,168
    2,000,000   ENERGY TRANSFER PARTNERS LP                                          5.65         08/01/2012         2,139,006
    5,000,000   ENTERGY GULF STATES INCORPORATED+/-                                  0.76         12/01/2009         5,000,000
    3,000,000   ENTERGY GULF STATES INCORPORATED                                     5.12         08/01/2010         3,001,929
    2,400,000   NEVADA POWER COMPANY SERIES A                                        8.25         06/01/2011         2,609,822
    4,000,000   OHIO POWER COMPANY+/-                                                0.46         04/05/2010         3,999,156
    3,000,000   PEOPLES ENERGY CORPORATION                                           6.90         01/15/2011         3,164,289
    2,071,861   SALTON SEA FUNDING CORPORATION SERIES C                              7.84         05/30/2010         2,085,846
                                                                                                                    34,920,293
                                                                                                                --------------
ELECTRONIC: 0.27%
    1,860,000   THERMO FISHER SCIENTIFIC++                                           2.15         12/28/2012         1,865,329
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 2.32%
    4,500,000   AGILENT TECHNOLOGIES INCORPORATED                                    4.45         09/14/2012         4,655,322
    4,000,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                  6.40         12/15/2011         4,291,528
    7,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                0.55         06/15/2010         6,906,011
                                                                                                                    15,852,861
                                                                                                                --------------
FINANCIAL: 0.45%
    2,750,000   GRAND METRO INVESTMENT CORPORATION                                   9.00         08/15/2011         3,093,255
                                                                                                                --------------
FINANCIAL SERVICES: 0.23%
    1,500,000   MASS MUTUAL GLOBAL FUNDING II++                                      3.63         07/16/2012         1,559,718
                                                                                                                --------------
FOOD: 0.30%
    1,980,000   AHOLD FINANCE USA LLC                                                8.25         07/15/2010         2,063,360
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 2.42%
    5,000,000   GENERAL MILLS INCORPORATED+/-                                        0.41         01/22/2010         5,000,185
    4,000,000   HJ HEINZ COMPANY++                                                  15.59         12/01/2020         5,059,360
    3,000,000   KRAFT FOODS INCORPORATED                                             6.25         06/01/2012         3,279,474
    2,973,000   SARA LEE CORPORATION                                                 6.25         09/15/2011         3,201,820
                                                                                                                    16,540,839
                                                                                                                --------------
FOOD STORES: 0.85%
    5,425,000   SAFEWAY INCORPORATED                                                 6.50         03/01/2011         5,764,307
                                                                                                                --------------
GAS DISTRIBUTION: 0.62%
    4,000,000   FLORIDA GAS TRANSMISSION COMPANY++                                   7.63         12/01/2010         4,214,836
                                                                                                                --------------

                     Wells Fargo Advantage Income Funds 61


Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
GENERAL MERCHANDISE STORES: 1.43%
$   3,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                               5.35%        03/15/2012    $    3,000,000
    3,400,000   JCPENNEY COMPANY INCORPORATED                                        8.00         03/01/2010         3,438,250
    3,000,000   KOHLS CORPORATION                                                    7.38         10/15/2011         3,296,592
                                                                                                                     9,734,842
                                                                                                                --------------
HOLDING COMPANY - DIVERSIFIED: 0.50%
    3,233,000   HUTCHISON WHAMPOA INTERNATIONAL++                                    7.00         02/16/2011         3,437,759
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.44%
    3,500,000   BLACK & DECKER CORPORATION                                           7.13         06/01/2011         3,759,560
    3,000,000   HEWLETT-PACKARD COMPANY+/-                                           1.31         05/27/2011         3,047,433
    3,000,000   INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED+/-                     1.77         08/13/2010         2,988,756
                                                                                                                     9,795,749
                                                                                                                --------------
INSURANCE CARRIERS: 2.24%
    3,000,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         5.10         12/14/2011         3,160,434
    5,000,000   SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                            0.53         07/06/2010         4,975,420
    4,000,000   UNITEDHEALTH GROUP INCORPORATED+/-                                   1.58         02/07/2011         4,015,464
    3,000,000   WELLPOINT INCORPORATED                                               5.00         01/15/2011         3,114,186
                                                                                                                    15,265,504
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.76%
    5,000,000   XEROX CORPORATION                                                    7.13         06/15/2010         5,149,705
                                                                                                                --------------
MEDIA: 0.63%
    4,000,000   REED ELSEVIER CAPITAL INCORPORATED                                   6.75         08/01/2011         4,327,488
                                                                                                                --------------
MEDICAL PRODUCTS: 0.63%
    4,000,000   HOSPIRA INCORPORATED                                                 5.55         03/30/2012         4,317,200
                                                                                                                --------------
MISCELLANEOUS RETAIL: 0.51%
    3,216,585   CVS CAREMARK CORPORATION++                                           7.77         01/10/2012         3,507,728
                                                                                                                --------------
MOTION PICTURES: 0.52%
    3,000,000   HISTORIC TW INCORPORATED                                             9.13         01/15/2013         3,522,507
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.63%
    5,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                   0.68         02/05/2010         4,998,835
    3,000,000   EVEREST REINSURANCE HOLDINGS INCORPORATED                            8.75         03/15/2010         3,053,778
    8,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.37         04/28/2011         8,423,900
    3,000,000   NISSAN MOTOR ACCEPTANCE CORPORATION SERIES++                         4.63         03/08/2010         2,998,056
    5,000,000   UNILEVER CAPITAL CORPORATION                                         7.13         11/01/2010         5,308,665
                                                                                                                    24,783,234
                                                                                                                --------------
OFFICE SUPPLIES: 0.47%
    3,000,000   STAPLES INCORPORATED                                                 7.75         04/01/2011         3,236,634
                                                                                                                --------------
OIL & GAS: 0.88%
    3,100,000   KERR MCGEE CORPORATION                                               6.88         09/15/2011         3,357,002
    2,315,000   WESTERN OIL SANDS INCORPORATED                                       8.38         05/01/2012         2,627,898
                                                                                                                     5,984,900
                                                                                                                --------------
OIL & GAS EXTRACTION: 1.62%
    3,334,000   DEVON FINANCING CORPORATION                                          6.88         09/30/2011         3,643,752
    3,000,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                            7.50         02/01/2011         3,184,725

                     62 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
OIL & GAS EXTRACTION (CONTINUED)
$   2,020,000   WEATHERFORD INTERNATIONAL INCORPORATED                               5.95%        06/15/2012    $    2,184,913
    2,000,000   XTO ENERGY INCORPORATED                                              5.00         08/01/2010         2,054,560
                                                                                                                    11,067,950
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.48%
    3,000,000   VALERO ENERGY CORPORATION                                            6.88         04/15/2012         3,283,755
                                                                                                                --------------
PHARMACEUTICALS: 0.60%
    4,000,000   PFIZER INCORPORATED+/-                                               2.25         03/15/2011         4,102,560
                                                                                                                --------------
PIPELINES: 1.66%
    1,500,000   ENTERPRISE PRODUCTS OPERATING LLC                                    7.63         02/15/2012         1,665,090
    2,839,000   KINDER MORGAN ENERGY PARTNERS                                        6.75         03/15/2011         3,022,388
    3,130,000   PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION              7.75         10/15/2012         3,563,771
    3,000,000   WILLIAMS COMPANIES INCORPORATED++                                    6.38         10/01/2010         3,069,162
                                                                                                                    11,320,411
                                                                                                                --------------
RAILROADS: 0.65%
    4,180,000   CSX CORPORATION                                                      6.75         03/15/2011         4,452,778
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.70%
    2,501,000   HRPT PROPERTIES TRUST+/-                                             0.90         03/16/2011         2,309,934
    2,500,000   NATIONWIDE HEALTH PROPERTIES INCORPORATED                            6.50         07/15/2011         2,608,325
    3,060,000   SIMON PROPERTY GROUP LP                                              4.88         08/15/2010         3,129,783
    3,480,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                              5.95         06/15/2011         3,562,260
                                                                                                                    11,610,302
                                                                                                                --------------
RETAIL: 0.49%
    3,019,000   TARGET CORPORATION                                                   5.88         03/01/2012         3,312,519
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.92%
    6,000,000   MORGAN STANLEY                                                       3.25         12/01/2011         6,280,470
                                                                                                                --------------
TRANSPORTATION: 0.47%
    3,091,000   RYDER SYSTEM INCORPORATED                                            5.95         05/02/2011         3,214,458
                                                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.88%
    6,032,000   LOCKHEED MARTIN CORPORATION                                          8.20         12/01/2009         6,032,000
                                                                                                                --------------
WASTE MANAGEMENT: 0.60%
    3,705,000   WASTE MANAGEMENT INCORPORATED                                        6.38         11/15/2012         4,102,821
                                                                                                                --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.22%
    5,000,000   BROWN-FORMAN CORPORATION+/-                                          0.39         04/01/2010         4,999,635
    3,000,000   MCKESSON CORPORATION                                                 7.75         02/01/2012         3,316,380
                                                                                                                     8,316,015
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $380,889,001)                                                                  380,017,245
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 4.69%
    2,910,000   COVIDIEN INTERNATIONAL FINANCE                                       5.15         10/15/2010         3,019,806
    3,000,000   HUSKY ENERGY INCORPORATED                                            6.25         06/15/2012         3,272,691
    2,790,000   RIO TINTO ALCAN INCORPORATED                                         6.45         03/15/2011         2,930,736
    3,500,000   ROGERS WIRELESS INCORPORATED                                         9.63         05/01/2011         3,872,663
    2,500,000   TELECOM ITALIA CAPITAL                                               4.88         10/01/2010         2,570,425
    2,000,000   TELECOM ITALIA CAPITAL+/-                                            0.76         02/01/2011         1,985,312
    3,500,000   TELEFONICA EUROPE BV                                                 7.75         09/15/2010         3,684,254
    5,000,000   VODAFONE GROUP PLC+/-                                                0.64         06/15/2011         5,006,930
    3,500,000   WESTFIELD CAPITAL CORPORATION++                                      4.38         11/15/2010         3,550,190
    2,000,000   WOOLWORTHS LIMITED++                                                 5.25         11/15/2011         2,107,264
TOTAL FOREIGN CORPORATE BONDS (COST $31,266,256)                                                                    32,000,271
                                                                                                                --------------

                      Wells Fargo Advantage Income Funds 63


Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
MUNICIPAL BONDS & NOTES: 4.72%
CALIFORNIA: 0.61%
$   4,185,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                (OTHER REVENUE, MBIA INSURED)                                        3.95%        12/01/2009    $    4,185,000
                                                                                                                --------------
GEORGIA: 0.18%
    1,175,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                   SERIES F (UTILITIES REVENUE)                                      3.07         08/01/2011         1,193,295
                                                                                                                --------------
ILLINOIS: 0.59%
    4,000,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, ASSURED
                   GUARANTY)+/-ss                                                    3.10         03/01/2036         4,000,000
                                                                                                                --------------
IOWA: 0.09%
      625,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                   (TAX INCREMENTAL REVENUE)                                         5.34         06/01/2010           629,163
                                                                                                                --------------
LOUISIANA: 1.05%
    3,000,000   PARISH OF IBERVILLE LA (IDR)+/-ss                                    5.50         06/01/2029         3,032,940
    4,000,000   STATE OF LOUISIANA (GAS & FUELS TAX REVENUE)+/-ss                    2.76         05/01/2043         4,000,000
      150,584   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                   (OTHER REVENUE LOC)                                               6.36         05/15/2025           129,988
                                                                                                                     7,162,928
                                                                                                                --------------
NEW YORK: 0.30%
    2,000,000   BABYLON NY INDUSTRIAL DEVELOPMENT AGENCY TAXABLE COVANTA
                   BABYLON SERIES B (IDR)                                            4.67         01/01/2012         2,031,600
                                                                                                                --------------
OHIO: 0.59%
    4,000,000   COLUMBUS OHIO BUILD AMERICA BONDS (AD VALOREM PROPERTY TAX
                   REVENUE)                                                          2.26         07/01/2013         4,053,960
                                                                                                                --------------
PENNSYLVANIA: 0.99%
    7,200,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                   APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL
                   FACILITIES REVENUE)                                               5.87         12/15/2010         6,778,728
                                                                                                                --------------
TEXAS: 0.32%
    2,200,000   SOUTH TEXAS DETENTION COMPLEX DEVELOPMENT CORPORATION
                   (NATL-RE INSURED)                                                 4.11         02/01/2010         2,207,216
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $32,116,970)                                                                    32,241,890
                                                                                                                --------------

                                                                                    YIELD
                                                                                -------------
COLLATERAL FOR SECURITIES LENDING: 0.08%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.01%
       18,016   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                               18,016
       18,016   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                               18,016
       18,016   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                               18,016
       18,016   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                               18,016
                                                                                                                        72,064
                                                                                                                --------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.07%
        3,503   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009             3,503
        1,251   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009             1,250
        1,251   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009             1,251
        3,753   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009             3,753
        3,003   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009             3,003
        4,254   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009             4,254
          125   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009               125
        2,502   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009             2,502
        7,507   BANK OF AMERICA                                                      0.18         12/23/2009             7,506
       21,757   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $21,757)            0.16         12/01/2009            21,757
        3,753   BANK OF IRELAND                                                      0.35         12/01/2009             3,753
        3,003   BANK OF IRELAND                                                      0.50         12/02/2009             3,003

                     64 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND


  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
      $ 1,212   BARTON CAPITAL CORPORATION++(p)                                      0.18%        12/01/2009    $        1,212
          626   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009               626
        3,253   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009             3,253
        2,752   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009             2,752
        7,507   BRYANT BANK FUNDING++                                                0.18         12/23/2009             7,506
        6,255   CAFCO LLC++                                                          0.17         12/09/2009             6,255
          275   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027               275
        6,005   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026             6,005
          801   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss          0.35         06/01/2028               801
        6,255   CHARTA LLC++(p)                                                      0.17         12/09/2009             6,255
          664   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038               664
        1,251   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030             1,251
        7,593   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $7,593)                                                              0.17         12/01/2009             7,593
        4,254   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037             4,254
        3,003   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009             3,003
        3,003   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009             3,003
        3,628   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009             3,628
        6,255   E.ON AG++                                                            0.17         12/21/2009             6,255
        6,255   ENI FINANCE USA INCORPORATED++                                       0.17         12/18/2009             6,255
        6,506   FORTIS FUNDING LLC++                                                 0.20         12/29/2009             6,505
        6,756   GDF SUEZ++                                                           0.17         12/15/2009             6,755
        5,004   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009             5,004
        6,250   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $6,250)                                                              0.17         12/01/2009             6,250
        6,255   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009             6,255
        1,251   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009             1,251
        5,255   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009             5,254
       70,893   GRYPHON FUNDING LIMITED(i)(a)                                        0.00         08/05/2010            26,365
        4,114   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037             4,114
          413   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042               413
        2,027   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034             2,027
          716   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029               716
          500   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018               500
        5,004   ING USA FUNDING LLC                                                  0.19         12/07/2009             5,004
        1,251   ING USA FUNDING LLC                                                  0.18         12/09/2009             1,251
       19,210   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $19,210)                                                             0.17         12/01/2009            19,210
        2,502   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009             2,502
        1,251   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009             1,251
          751   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025               751
        7,507   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009             7,507
        1,501   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009             1,501
        5,004   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009             5,004
        2,002   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009             2,002
        1,126   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009             1,126
        3,753   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009             3,753
        1,126   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033             1,126
        6,205   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034             6,205
          687   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036               687
        5,255   NATIXIS                                                              0.27         12/07/2009             5,255
          500   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018               500
        5,505   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034             5,505
        5,004   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040             5,004
        6,255   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009             6,255
        1,225   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034             1,225

                     Wells Fargo Advantage Income Funds 65


Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       2,531   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $2,531)                                                              0.18%        12/01/2009    $        2,531
          876   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009               876
        4,159   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009             4,158
        1,251   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009             1,251
        4,504   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009             4,504
        3,503   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028             3,503
        5,004   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009             5,004
          313   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009               313
        5,004   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009             5,004
        6,255   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 0.18         12/18/2009             6,255
        1,501   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009             1,501
        5,079   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009             5,079
        1,651   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032             1,651
        5,004   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009             5,004
        7,507   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010             7,507
          751   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040               751
      218,182   VFNC CORPORATION+/-(i)(a)++                                          0.24         09/30/2010           109,091
          313   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009               313
        1,251   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009             1,251
        4,146   VICTORY RECEIVABLES CORPORATION++(p)                                 0.18         12/16/2009             4,144
                                                                                                                       450,230
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $512,673)                                                                522,294
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 8.17%
MUTUAL FUNDS: 8.07%
   55,085,589   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                      0.13                           55,085,589
                                                                                                                --------------

  PRINCIPAL
-------------
US TREASURY BILLS: 0.10%
    $ 100,000   US TREASURY BILL###                                                  0.07         12/24/2009            99,996
      200,000   US TREASURY BILL###                                                  0.08         12/24/2009           199,990
      400,000   US TREASURY BILL###                                                  0.10         12/24/2009           399,975
                                                                                                                       699,961
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $55,785,550)                                                                     55,785,550
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $727,325,385)*                                                    99.56%                                  $  679,663,101
OTHER ASSETS AND LIABILITIES, NET                                        0.44                                        3,020,992
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                        100.0%                                  $  682,684,093
                                                                        =====                                   ==============

                     66 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2009 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

----------
+/-  Variable rate investments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(d) This security is a structured note which generates income based on a coupon formula (-1,500*1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is:
     (-1500*0.23531)+15,573.5% = 15,220.53%.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $55,085,589.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $727,410,641 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 10,117,542
Gross unrealized depreciation    (57,865,082)
                                ------------
Net unrealized depreciation     $(47,747,540)

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     68 Wells Fargo Advantage Income Funds


             Statements of Assets and Liabilities--November 30, 2009 (Unaudited)

                                                                                 Government           High
                                                                                 Securities          Income
                                                                                    Fund              Fund
                                                                               --------------     -------------
ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan) ..   $2,067,690,657     $ 592,621,988
      Collateral received for securities loaned ............................      495,723,951        14,822,438
      In affiliates ........................................................      373,697,943        15,470,404
                                                                               --------------     -------------
   Total investments at value (see cost below) .............................    2,937,112,551       622,914,830
                                                                               --------------     -------------
   Cash ....................................................................        1,286,229         1,209,547
   Receivable for daily variation margin on futures contracts ..............           59,163                 0
   Receivable for Fund shares sold .........................................        5,041,106         1,652,050
   Receivable for investments sold .........................................       37,331,770         4,189,696
   Receivable for interest .................................................        9,556,373        13,538,905
   Prepaid expenses and other assets .......................................           33,939            67,974
                                                                               --------------     -------------
   Total Assets ............................................................    2,990,421,131       643,573,002
                                                                               --------------     -------------
LIABILITIES
   Payable for daily variation margin on futures contracts .................                0            27,116
   Payable for Fund shares redeemed ........................................        3,016,648         1,669,520
   Payable for investments purchased .......................................      479,751,488        14,976,213
   Dividends payable .......................................................        1,382,567         1,249,620
   Payable upon receipt of securities loaned ...............................      494,272,973        14,667,654
   Payable to investment advisor and affiliates ............................        1,270,283           391,308
   Accrued expenses and other liabilities ..................................           87,478                 0
                                                                               --------------     -------------
   Total liabilities .......................................................      979,781,437        32,981,431
                                                                               --------------     -------------
   TOTAL NET ASSETS ........................................................   $2,010,639,694     $ 610,591,571
                                                                               ==============     =============
NET ASSETS CONSIST OF
   Paid-in-capital .........................................................   $1,967,952,268     $ 939,113,889
   Undistributed/overdistributed net investment income .....................        1,032,569            (9,273)
   Accumulated net realized loss on investments ............................      (22,829,123)     (343,151,200)
   Net unrealized appreciation (depreciation) of investments ...............       62,912,404        14,715,810
   Net unrealized appreciation (depreciation) from investments
      of collateral received for securities loaned .........................          918,436           (49,996)
   Net unrealized appreciation (depreciation) of futures ...................          653,140           (27,659)
                                                                               --------------     -------------
TOTAL NET ASSETS ...........................................................   $2,010,639,694     $ 610,591,571
                                                                               ==============     =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ....................................................   $  180,914,443     $ 105,787,019
   Shares outstanding - Class A ............................................       16,449,207        15,406,260
   Net asset value per share - Class A .....................................   $        11.00     $        6.87
   Maximum offering price per share - Class A ..............................   $        11.52(2)  $        7.19(2)
   Net assets - Class B ....................................................   $    3,932,847     $   7,932,103
   Shares outstanding - Class B ............................................          357,621         1,155,399
   Net asset value and offering price per share - Class B ..................   $        11.00     $        6.87
   Net assets - Class C ....................................................   $   26,100,994     $  18,837,816
   Shares outstanding - Class C ............................................        2,373,463         2,743,406
   Net asset value and offering price per share - Class C ..................   $        11.00     $        6.87
   Net assets - Administrator Class ........................................   $  278,280,500                NA
   Shares outstanding - Administrator Class ................................       25,305,053                NA
   Net asset value and offering price per share - Administrator Class ......   $        11.00                NA
   Net assets - Institutional Class ........................................   $  417,488,627     $ 170,245,435
   Shares outstanding - Institutional Class ................................       37,988,868        24,570,968
   Net asset value and offering price per share - Institutional Class ......   $        10.99     $        6.93
   Net assets - Investor Class .............................................   $1,103,922,283     $ 307,789,198
   Shares outstanding - Investor Class .....................................      100,311,482        44,650,908
   Net asset value and offering price per share - Investor Class ...........   $        11.00     $        6.89
                                                                               --------------     -------------
   Investments at cost .....................................................   $2,873,281,711     $ 608,249,016
                                                                               --------------     -------------
   Securities on loan, at value ............................................   $  477,797,128     $  13,131,491
                                                                               --------------     -------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3.) Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(4.) Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 69


Statements of Assets and Liabilities--November 30, 2009 (Unaudited)

  Short-Term       Short-Term           Ultra
     Bond          High Yield        Short-Term
     Fund          Bond Fund         Income Fund
-------------     -------------     -------------


$ 366,945,297     $ 305,176,972     $ 624,055,218
    9,572,779         6,331,930           522,294
   39,215,838        23,239,027        55,085,589
-------------     -------------     -------------
  415,733,914       334,747,929       679,663,101
-------------     -------------     -------------
        1,120           488,599                 0
            0                 0                 0
      618,855           747,114         1,154,712
            0             6,884                 0
    3,923,884         4,641,095         6,196,123
        3,420            61,581                 0
-------------     -------------     -------------
  420,281,193       340,693,202       687,013,936
-------------     -------------     -------------

       70,840                 0           145,745
      488,846         1,269,305           851,463
    1,359,064         8,056,250         2,271,187
      123,127           261,590           155,435
    9,470,770         6,311,187           507,094
      215,072           243,943           365,285
            0                 0            33,634
-------------     -------------     -------------
   11,727,719        16,142,275         4,329,843
-------------     -------------     -------------
$ 408,553,474     $ 324,550,927     $ 682,684,093
=============     =============     =============

$ 527,661,248     $ 387,115,981     $ 988,767,498
      (74,983)          (14,004)          (76,487)
 (112,532,288)      (68,944,812)     (258,200,444)
   (6,543,242)        6,397,693       (47,671,905)

      112,977            (3,931)            9,621
      (70,238)                0          (144,190)
-------------     -------------     -------------
$ 408,553,474     $ 324,550,927     $ 682,684,093
=============     =============     =============

$  26,191,609     $ 147,117,723     $  90,324,907
    3,056,793        18,230,241        10,790,604
$        8.57     $        8.07     $        8.37
$        8.84(3)  $        8.32(3)  $        8.54(4)
           NA                NA                NA
           NA                NA                NA
           NA                NA                NA
$   4,913,504     $  24,738,235     $  12,650,587
      573,889         3,065,433         1,511,393
$        8.56     $        8.07     $        8.37
           NA                NA     $  79,616,606
           NA                NA         9,545,050
           NA                NA     $        8.34
$ 113,768,282                NA     $  60,428,577
   13,264,391                NA         7,219,599
$        8.58                NA     $        8.37
$ 263,680,079     $ 152,694,969     $ 439,663,416
   30,780,526        18,920,744        52,502,822
$        8.57     $        8.07     $        8.37
-------------     -------------     -------------
$ 422,164,179     $ 328,354,167     $ 727,325,385
-------------     -------------     -------------
$   8,549,816     $   6,011,568     $     371,151
-------------     -------------     -------------

                     70 Wells Fargo Advantage Income Funds


Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

                                                                          Government        High
                                                                          Securities       Income
                                                                             Fund           Fund
                                                                         ------------   ------------
INVESTMENT INCOME
   Interest ..........................................................   $ 45,393,367   $ 22,060,292
   Interest from affiliated securities ...............................      1,240,035      2,202,137
   Securities lending income .........................................        303,089         56,091
                                                                         ------------   ------------
Total investment income ..............................................     46,936,491     24,318,520
                                                                         ------------   ------------
EXPENSES
   Advisory fees .....................................................      3,584,409      1,414,992
   Administration fees
      Fund level .....................................................        485,199        142,367
      Class A ........................................................        160,994        106,555
      Class B ........................................................          4,155          7,245
      Class C ........................................................         21,634         15,164
      Administrator Class ............................................        135,402             NA
      Institutional Class ............................................        145,688         59,542
      Investor Class .................................................      1,262,971        318,919
   Custody fees ......................................................        161,353         47,049
   Shareholder servicing fees
      Class A ........................................................        222,532        147,081
      Class B ........................................................          5,410          9,754
      Class C ........................................................         30,047         20,830
      Administrator Class ............................................        338,506             NA
      Investor Class .................................................      1,365,807        341,044
   Accounting fees ...................................................         57,717         24,723
   Distribution fees
      Class B ........................................................         17,311         30,187
      Class C ........................................................         90,142         63,183
   Professional fees .................................................         27,362         29,283
   Registration fees .................................................         23,947         25,322
   Shareholder reports ...............................................        212,007         32,351
   Trustees' fees ....................................................          5,289          5,289
   Other fees and expenses ...........................................         17,633          7,879
                                                                         ------------   ------------
Total expenses .......................................................      8,375,515      2,848,759
                                                                         ------------   ------------
LESS
   Waived fees and reimbursed expenses ...............................       (317,330)      (421,145)
   Net expenses ......................................................      8,058,185      2,427,614
                                                                         ------------   ------------
Net investment income ................................................     38,878,306     21,890,906
                                                                         ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities ...........................................      9,856,205     13,445,211
   Collateral received for securities loaned .........................    (11,476,296)      (717,569)
   Futures transactions ..............................................        781,897       (437,708)
                                                                         ------------   ------------
Net realized gain (loss) from investments ............................       (838,194)    12,289,934
                                                                         ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities ...........................................     38,077,949     30,547,181
   Collateral received for securities loaned .........................     14,556,577      1,054,061
   Futures transactions ..............................................        585,471       (114,531)
                                                                         ------------   ------------
Net change in unrealized appreciation (depreciation) of investments ..     53,219,997     31,486,711
                                                                         ------------   ------------
Net realized and unrealized gain (loss) on investments ...............     52,381,803     43,776,645
                                                                         ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $ 91,260,109   $ 65,667,551
                                                                         ============   ============

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 71


Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

               Short-Term      Ultra
Short-Term     High Yield   Short-Term
 Bond Fund     Bond Fund    Income Fund
-----------   -----------   -----------

$ 7,492,213   $ 8,328,282   $10,173,766
    231,129     1,298,087       380,512
     13,878         4,288         4,371
-----------   -----------   -----------
  7,737,220     9,630,657    10,558,649
-----------   -----------   -----------

    734,022       766,270     1,190,935

     91,753        76,627       150,435
     17,587       131,253        51,218
         NA            NA            NA
      2,488        17,026         7,781
         NA            NA        34,085
     35,205            NA        14,538
    295,196       163,017       496,424
     29,180        25,479        49,282

     24,207       180,688        67,943
         NA            NA            NA
      3,456        23,435        10,478
         NA            NA        73,356
    319,937       169,255       537,050
     19,568        16,537        23,174

         NA            NA            NA
     10,368        70,940        32,421
     26,207        22,617        28,744
     27,461        21,495        34,759
     21,125         6,791        58,042
      5,289         5,289         5,289
      6,243         2,527         8,842
-----------   -----------   -----------
  1,669,292     1,699,246     2,874,796
-----------   -----------   -----------

   (267,529)     (351,494)     (742,993)
  1,401,763     1,347,752     2,131,803
-----------   -----------   -----------
  6,335,457     8,282,905     8,426,846
-----------   -----------   -----------


    167,509     3,704,508    (6,883,118)
   (293,347)      (75,661)     (215,187)
 (1,049,977)            0    (2,057,194)
-----------   -----------   -----------
 (1,175,815)    3,628,847    (9,155,499)
-----------   -----------   -----------

 15,526,088     5,484,495    33,629,407
    509,902       120,755       247,454
   (105,099)            0      (151,737)
-----------   -----------   -----------
 15,930,891     5,605,250    33,725,124
-----------   -----------   -----------
 14,755,076     9,234,097    24,569,625
-----------   -----------   -----------
$21,090,533   $17,517,002   $32,996,471
===========   ===========   ===========

                     72 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                   GOVERNMENT SECURITIES FUND
                                                                                --------------------------------
                                                                                    For the
                                                                                  Six Months
                                                                                     Ended
                                                                                 November 30,        For the
                                                                                     2009          Year Ended
                                                                                  (Unaudited)    May 31, 2009(1)
                                                                                --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................   $1,923,257,266   $1,392,844,435
OPERATIONS
   Net investment income ....................................................       38,878,306       67,610,918
   Net realized gain (loss) on investments ..................................         (838,194)      24,020,628
   Net change in unrealized appreciation (depreciation) of investments ......       53,219,997       33,780,112
                                                                                --------------   --------------
Net increase (decrease) in net assets resulting from operations .............       91,260,109      125,411,658
                                                                                --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................       (3,509,936)      (7,052,853)
      Class B ...............................................................          (73,834)        (204,575)
      Class C ...............................................................         (380,929)        (416,142)
      Administrator Class ...................................................       (5,580,172)     (12,169,492)
      Institutional Class ...................................................       (7,918,788)     (13,673,366)
      Investor Class ........................................................      (21,276,018)     (42,421,772)
   Net realized gain on sales of investments
      Class A ...............................................................                0         (495,008)
      Class B ...............................................................                0          (18,002)
      Class C ...............................................................                0          (33,924)
      Administrator Class ...................................................                0         (820,613)
      Institutional Class ...................................................                0         (732,088)
      Investor Class ........................................................                0       (2,756,641)
                                                                                --------------   --------------
Total distributions to shareholders .........................................      (38,739,677)     (80,794,476)
                                                                                --------------   --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................       15,257,939      271,643,896
   Reinvestment of distributions - Class A ..................................        3,033,083        6,632,016
   Cost of shares redeemed - Class A ........................................      (23,492,400)    (179,688,758)
                                                                                --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ................................................       (5,201,378)      98,587,154
                                                                                --------------   --------------
   Proceeds from shares sold - Class B ......................................           69,112       18,314,273
   Reinvestment of distributions - Class B ..................................           55,317          164,098
   Cost of shares redeemed - Class B ........................................       (1,603,706)     (12,801,670)
                                                                                --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ................................................       (1,479,277)       5,676,701
                                                                                --------------   --------------
   Proceeds from shares sold - Class C ......................................        6,341,593       30,573,148
   Reinvestment of distributions - Class C ..................................          157,149          230,006
   Cost of shares redeemed - Class C ........................................       (2,857,027)     (10,356,350)
                                                                                --------------   --------------
   Net increase in net assets resulting from capital share transactions -
      Class C ...............................................................        3,641,715       20,446,804
                                                                                --------------   --------------
   Proceeds from shares sold - Administrator Class ..........................       49,553,423      530,208,386
   Reinvestment of distributions - Administrator Class ......................        3,254,128        7,353,839
   Cost of shares redeemed - Administrator Class ............................      (48,444,364)    (399,589,103)
                                                                                --------------   --------------
   Net increase in net assets resulting from capital share transactions -
      Administrator Class ...................................................        4,363,187      137,973,122
                                                                                --------------   --------------
   Proceeds from shares sold - Institutional Class ..........................      141,121,949      213,151,715
   Reinvestment of distributions - Institutional Class ......................        7,605,408       13,696,833
   Cost of shares redeemed - Institutional Class ............................      (55,102,998)    (246,210,109)
                                                                                --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ....................................       93,624,359      (19,361,561)
                                                                                --------------   --------------
   Proceeds from shares sold - Investor Class ...............................      256,538,648    1,184,845,363
   Reinvestment of distributions - Investor Class ...........................       15,582,526       33,190,881
   Cost of shares redeemed - Investor Class .................................     (332,207,784)    (975,562,815)
                                                                                --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class .........................................      (60,086,610)     242,473,429
                                                                                --------------   --------------
Net increase (decrease) in net assets resulting from capital share
      transactions - Total ..................................................       34,861,996      485,795,649
                                                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................       87,382,428      530,412,831
                                                                                ==============   ==============
ENDING NET ASSETS ...........................................................   $2,010,639,694   $1,923,257,266
                                                                                ==============   ==============
Ending balance of undistributed/overdistributed net investment income .......   $    1,032,569   $      893,940
                                                                                --------------   --------------

----------
(1.) Class B in the Government Securities Fund, Classes B and C in the High
     Income Fund and Class C in the Ultra Short-Term Income Fund were incepted on July 18, 2008. Information presented for these classes are for the period from July 18, 2008 to May 31, 2009.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 73


Statements of Changes in Net Assets

                                                                SHORT-TERM HIGH YIELD
      HIGH INCOME FUND             SHORT-TERM BOND FUND               BOND FUND
----------------------------   ---------------------------   ---------------------------
   For the                        For the                       For the
  Six Months                    Six Months                    Six Months
    Ended          For the         Ended                         Ended
 November 30,    Year Ended    November 30,      For the     November 30,      For the
     2009          May 31,         2009        Year Ended        2009        Year Ended
 (Unaudited)       2009(1)      (Unaudited)   May 31, 2009    (Unaudited)   May 31, 2009
-------------   ------------   ------------   ------------   ------------   ------------

$477,357,849    $280,579,919   $346,126,214   $367,804,800   $250,336,778   $ 86,218,386
  21,890,906      26,794,821      6,335,457     13,489,380      8,282,905      6,447,120
  12,289,934     (26,763,282)    (1,175,815)     1,585,853      3,628,847     (5,935,181)
  31,486,711      (8,702,509)    15,930,891     (8,088,945)     5,605,250      2,361,738
------------    ------------   ------------   ------------   ------------   ------------
  65,667,551      (8,670,970)    21,090,533      6,986,288     17,517,002      2,873,677
------------    ------------   ------------   ------------   ------------   ------------

  (4,524,240)     (4,544,762)      (334,651)      (490,206)    (3,992,213)    (2,772,531)
    (279,224)       (545,930)            NA             NA             NA             NA
    (578,821)       (474,259)       (35,640)        (8,281)      (443,782)       (88,724)
          NA              NA             NA             NA             NA             NA
  (5,990,665)     (7,880,914)    (1,664,817)    (3,290,827)            NA             NA
 (10,523,307)    (13,245,714)    (4,367,108)    (9,729,037)    (3,852,532)    (3,494,392)
           0               0              0              0              0              0
           0               0             NA             NA             NA             NA
           0               0              0              0              0              0
          NA              NA             NA             NA             NA             NA
           0               0              0              0             NA             NA
           0               0              0              0              0              0
------------    ------------   ------------   ------------   ------------   ------------
 (21,896,257)    (26,691,579)    (6,402,216)   (13,518,351)    (8,288,527)    (6,355,647)
------------    ------------   ------------   ------------   ------------   ------------

  33,494,210     166,454,163     13,508,465     10,705,583     84,070,850    142,967,474
   3,093,989       2,377,737        290,145        438,555      3,456,274      2,539,648
 (45,865,254)    (67,569,517)    (4,838,416)    (6,438,527)   (55,279,125)   (49,718,884)
------------    ------------   ------------   ------------   ------------   ------------

  (9,277,055)    101,262,383      8,960,194      4,705,611     32,247,999     95,788,238
------------    ------------   ------------   ------------   ------------   ------------
     331,778      23,618,815             NA             NA             NA             NA
     195,226         360,105             NA             NA             NA             NA
  (1,131,924)    (13,951,201)            NA             NA             NA             NA
------------    ------------   ------------   ------------   ------------   ------------

    (604,920)     10,027,719             NA             NA             NA             NA
------------    ------------   ------------   ------------   ------------   ------------
   5,249,467      24,106,244      3,804,485      1,362,364     14,135,707     12,087,840
     359,526         249,311         30,656          7,052        288,755         51,607
  (1,510,886)     (9,792,261)      (227,364)      (191,442)    (1,293,743)    (1,199,260)
------------    ------------   ------------   ------------   ------------   ------------

   4,098,107      14,563,294      3,607,777      1,177,974     13,130,719     10,940,187
------------    ------------   ------------   ------------   ------------   ------------
          NA              NA             NA             NA             NA             NA
          NA              NA             NA             NA             NA             NA
          NA              NA             NA             NA             NA             NA
------------    ------------   ------------   ------------   ------------   ------------

          NA              NA             NA             NA             NA             NA
------------    ------------   ------------   ------------   ------------   ------------
  50,860,988      63,985,953     32,462,446     21,643,058             NA             NA
   1,876,697         954,449      1,561,332      3,008,920             NA             NA
 (12,693,697)    (27,175,147)    (1,643,714)   (32,342,460)            NA             NA
------------    ------------   ------------   ------------   ------------   ------------

  40,043,988      37,765,255     32,380,064     (7,690,482)            NA             NA
------------    ------------   ------------   ------------   ------------   ------------
  97,598,864     117,069,408     18,542,390     37,688,354     68,662,819    148,957,418
   8,285,399       9,650,789      3,762,208      8,318,312      2,951,183      2,963,187
 (50,681,955)    (58,198,369)   (19,513,690)   (59,346,292)   (52,007,046)   (91,048,668)
------------    ------------   ------------   ------------   ------------   ------------

  55,202,308      68,521,828      2,790,908    (13,339,626)    19,606,956     60,871,937
------------    ------------   ------------   ------------   ------------   ------------

  89,462,428     232,140,479     47,738,943    (15,146,523)    64,985,674    167,600,362
------------    ------------   ------------   ------------   ------------   ------------
 133,233,722     196,777,930     62,427,260    (21,678,586)    74,214,149    164,118,392
------------    ------------   ------------   ------------   ------------   ------------
$610,591,571    $477,357,849   $408,553,474   $346,126,214   $324,550,927   $250,336,778
============    ============   ============   ============   ============   ============
$     (9,273)   $     (3,922)  $    (74,983)  $     (8,224)  $    (14,004)  $     (8,382)
------------    ------------   ------------   ------------   ------------   ------------

                     74 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                   GOVERNMENT SECURITIES FUND
                                                                                   --------------------------
                                                                                      For the
                                                                                    Six Months
                                                                                       Ended        For the
                                                                                   November 30,    Year Ended
                                                                                       2009         May 31,
                                                                                    (Unaudited)     2009(1)
                                                                                   ------------   -----------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................     1,413,344     26,715,881
   Shares issued in reinvestment of distributions - Class A ....................       280,069        626,901
   Shares redeemed - Class A ...................................................    (2,182,547)   (17,221,247)
                                                                                   -----------    -----------
   Net increase (decrease) in shares outstanding - Class A .....................      (489,134)    10,121,535
                                                                                   -----------    -----------
   Shares sold - Class B .......................................................         6,352      1,708,872
   Shares issued in reinvestment of distributions - Class B ....................         5,112         15,522
   Shares redeemed - Class B ...................................................      (148,694)    (1,229,543)
                                                                                   -----------    -----------
   Net increase (decrease) in shares outstanding - Class B .....................      (137,230)       494,851
                                                                                   -----------    -----------
   Shares sold - Class C .......................................................       588,335      2,759,714
   Shares issued in reinvestment of distributions - Class C ....................        14,504         21,721
   Shares redeemed - Class C ...................................................      (264,333)      (994,831)
                                                                                   -----------    -----------
   Net increase in shares outstanding - Class C ................................       338,506      1,786,604
                                                                                   -----------    -----------
   Shares sold - Administrator Class ...........................................     4,601,393     50,514,811
   Shares issued in reinvestment of distributions - Administrator Class ........       300,483        695,762
   Shares redeemed - Administrator Class .......................................    (4,499,450)   (38,176,012)
                                                                                   -----------    -----------
   Net increase in shares outstanding - Administrator Class ....................       402,426     13,034,561
                                                                                   -----------    -----------
   Shares sold - Institutional Class ...........................................    13,114,662     20,164,472
   Shares issued in reinvestment of distributions - Institutional Class ........       702,165      1,298,001
   Shares redeemed - Institutional Class .......................................    (5,129,969)   (23,384,502)
                                                                                   -----------    -----------
   Net increase (decrease) in shares outstanding - Institutional Class .........     8,686,858     (1,922,029)
                                                                                   -----------    -----------
   Shares sold - Investor Class ................................................    23,791,587    111,839,906
   Shares issued in reinvestment of distributions - Investor Class .............     1,437,738      3,138,084
   Shares redeemed - Investor Class ............................................   (30,848,154)   (92,160,770)
                                                                                   -----------    -----------
   Net increase (decrease) in shares outstanding - Investor Class ..............    (5,618,829)    22,817,220
                                                                                   -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................     3,182,597     46,332,742
                                                                                   ===========    ===========

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 75


Statements of Changes in Net Assets

                                                        SHORT-TERM HIGH YIELD
    HIGH INCOME FUND         SHORT-TERM BOND FUND             BOND FUND
------------------------   ------------------------   -------------------------
  For the                    For the                    For the
 Six Months                 Six Months                 Six Months
   Ended        For the       Ended        For the       Ended        For the
  November    Year Ended     November    Year Ended     November     Year Ended
  30, 2009      May 31,     30, 2009       May 31,      30, 2009      May 31,
(Unaudited)     2009(1)    (Unaudited)      2009      (Unaudited)       2009
-----------   ----------   -----------   ----------   -----------   -----------

 5,077,533    24,770,364    1,597,298     1,314,290   10,563,129     18,109,719
   461,531       388,338       34,365        53,686      430,780        327,233
(6,780,967)   (9,955,121)    (574,635)     (789,161)  (6,880,444)    (6,218,789)
----------    ----------   ----------    ----------   ----------    -----------
(1,241,903)   15,203,581    1,057,028       578,815    4,113,465     12,218,163
----------    ----------   ----------    ----------   ----------    -----------
    51,197     3,244,804           NA            NA           NA             NA
    29,170        59,185           NA            NA           NA             NA
  (170,856)   (2,058,101)          NA            NA           NA             NA
----------    ----------   ----------    ----------   ----------    -----------
   (90,489)    1,245,888           NA            NA           NA             NA
----------    ----------   ----------    ----------   ----------    -----------
   794,937     3,522,749      451,280       167,166    1,772,626      1,565,350
    53,480        40,877        3,623           866       35,925          6,641
  (225,107)   (1,443,530)     (26,809)      (23,425)    (161,246)      (156,023)
----------    ----------   ----------    ----------   ----------    -----------
   623,310     2,120,096      428,094       144,607    1,647,305      1,415,968
----------    ----------   ----------    ----------   ----------    -----------
        NA            NA           NA            NA           NA             NA
        NA            NA           NA            NA           NA             NA
        NA            NA           NA            NA           NA             NA
----------    ----------   ----------    ----------   ----------    -----------
        NA            NA           NA            NA           NA             NA
----------    ----------   ----------    ----------   ----------    -----------
 7,579,532    10,469,929    3,818,695     2,657,771           NA             NA
   277,450       156,414      184,676       367,852           NA             NA
(1,881,518)   (4,371,782)    (195,715)   (3,955,858)          NA             NA
----------    ----------   ----------    ----------   ----------    -----------
 5,975,464     6,254,561    3,807,656      (930,235)          NA             NA
----------    ----------   ----------    ----------   ----------    -----------
14,723,317    19,384,024    2,200,659     4,612,934    8,628,622     18,959,752
 1,230,337     1,552,374      446,194     1,018,265      368,079        380,908
(7,609,776)   (9,356,944)  (2,321,862)   (7,266,219)  (6,536,899)   (11,350,048)
----------    ----------   ----------    ----------   ----------    -----------
 8,343,878    11,579,454      324,991    (1,635,020)   2,459,802      7,990,612
----------    ----------   ----------    ----------   ----------    -----------

13,610,260    36,403,580    5,617,769    (1,841,833)   8,220,572     21,624,743
==========    ==========   ==========    ==========   ==========    ===========

                     76 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                ULTRA SHORT-TERM INCOME FUND
                                                                            -----------------------------------
                                                                                 For the
                                                                             Six Months Ended       For the
                                                                            November 30, 2009      Year Ended
                                                                                (Unaudited)     May 31, 2009(1)
                                                                            -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................     $558,841,509       $ 727,013,645
OPERATIONS
   Net investment income ................................................        8,426,846          23,203,877
   Net realized loss on investments .....................................       (9,155,499)        (10,932,559)
   Net change in unrealized appreciation (depreciation) of investments ..       33,725,124         (44,149,585)
                                                                              ------------       -------------
Net increase (decrease) in net assets resulting from operations .........       32,996,471         (31,878,267)
                                                                              ------------       -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................         (790,361)         (1,693,421)
      Class C ...........................................................          (87,042)            (61,444)
      Administrator Class ...............................................       (1,016,462)         (1,789,434)
      Institutional Class ...............................................         (581,335)         (1,561,426)
      Investor Class ....................................................       (6,033,591)        (18,427,626)
                                                                              ------------       -------------
Total distributions to shareholders .....................................       (8,508,791)        (23,533,351)
                                                                              ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................       61,258,649          47,399,009
   Reinvestment of distributions - Class A ..............................          715,473           1,636,344
   Cost of shares redeemed - Class A ....................................      (18,059,050)        (42,622,372)
                                                                              ------------       -------------
   Net increase in net assets resulting from capital share transactions -
      Class A ...........................................................       43,915,072           6,412,981
                                                                              ------------       -------------
   Proceeds from shares sold - Class C ..................................        8,008,752           5,677,642
   Reinvestment of distributions - Class C ..............................           71,515              49,829
   Cost of shares redeemed - Class C ....................................         (539,884)           (600,681)
                                                                              ------------       -------------
   Net increase in net assets resulting from capital share transactions -
      Class C ...........................................................        7,540,383           5,126,790
                                                                              ------------       -------------
   Proceeds from shares sold - Administrator Class ......................       40,552,846          76,793,455
   Reinvestment of distributions - Administrator Class ..................          883,423           1,590,459
   Cost of shares redeemed - Administrator Class ........................      (23,748,317)        (44,016,583)
                                                                              ------------       -------------
   Net increase in net assets resulting from capital share transactions -
      Administrator Class ...............................................       17,687,952          34,367,331
                                                                              ------------       -------------
   Proceeds from shares sold - Institutional Class ......................       39,543,473          10,522,344
   Reinvestment of distributions - Institutional Class ..................          558,297           1,472,482
   Cost of shares redeemed - Institutional Class ........................       (8,692,953)        (42,851,823)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ................................       31,408,817         (30,856,997)
                                                                              ------------       -------------
   Proceeds from shares sold - Investor Class ...........................       48,225,431         102,792,749
   Reinvestment of distributions - Investor Class .......................        5,526,236          16,877,970
   Cost of shares redeemed - Investor Class .............................      (54,948,987)       (247,481,342)
                                                                              ------------       -------------
   Net decrease in net assets resulting from capital share transactions -
      Investor Class ....................................................       (1,197,320)       (127,810,623)
                                                                              ------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .................................................       99,354,904        (112,760,518)
                                                                              ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      123,842,584        (168,172,136)
                                                                              ============       =============
ENDING NET ASSETS .......................................................     $682,684,093       $ 558,841,509
                                                                              ============       =============
Ending balance of undistributed/overdistributed net investment income
   (loss) ...............................................................     $    (76,487)      $       5,458
                                                                              ------------       -------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 77


Statements of Changes in Net Assets

                                                                                ULTRA SHORT-TERM INCOME FUND
                                                                            ------------------------------------
                                                                                 For the
                                                                            Six Months Ended        For the
                                                                            November 30, 2009      Year Ended
                                                                               (Unaudited)      May 31, 2009(1)
                                                                            -----------------   ---------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................        7,393,792          5,506,043
   Shares issued in reinvestment of distributions - Class A .............           86,664            199,167
   Shares redeemed - Class A ............................................       (2,189,211)        (5,099,082)
                                                                                ----------        -----------
   Net increase in shares outstanding - Class A .........................        5,291,245            606,128
                                                                                ----------        -----------
   Shares sold - Class C ................................................          973,523            662,447
   Shares issued in reinvestment of distributions - Class C .............            8,640              6,125
   Shares redeemed - Class C ............................................          (65,396)           (73,946)
                                                                                ----------        -----------
   Net increase in shares outstanding - Class C .........................          916,767            594,626
                                                                                ----------        -----------
   Shares sold - Administrator Class ....................................        4,941,723          9,308,480
   Shares issued in reinvestment of distributions - Administrator
      Class .............................................................          107,499            195,355
   Shares redeemed - Administrator Class ................................       (2,899,042)        (5,363,935)
                                                                                ----------        -----------
   Net increase in shares outstanding - Administrator Class .............        2,150,180          4,139,900
                                                                                ----------        -----------
   Shares sold - Institutional Class ....................................        4,758,269          1,270,796
   Shares issued in reinvestment of distributions - Institutional
      Class .............................................................           67,544            177,850
   Shares redeemed - Institutional Class ................................       (1,053,840)        (5,109,471)
                                                                                ----------        -----------
   Net increase (decrease) in shares outstanding - Institutional Class ..        3,771,973         (3,660,825)
                                                                                ----------        -----------
   Shares sold - Investor Class .........................................        5,862,440         12,299,468
   Shares issued in reinvestment of distributions - Investor Class ......          669,951          2,048,111
   Shares redeemed - Investor Class .....................................       (6,687,022)       (29,897,417)
                                                                                ----------        -----------
   Net decrease in shares outstanding - Investor Class ..................         (154,631)       (15,549,838)
                                                                                ----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................       11,975,534        (13,870,009)
                                                                                ==========        ===========

The accompanying notes are an integral part of these financial statements.

                     78 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                    Beginning                 Net Realized    Distributions
                                                    Net Asset       Net      and Unrealized      from Net
                                                    Value Per   Investment     Gain (Loss)      Investment
                                                      Share       Income     on Investments       Income
                                                    ---------   ----------   --------------   -------------
GOVERNMENT SECURITIES FUND
Class A
June 1, 2009 to November 30,2009 (Unaudited) ....     $10.71      0.21           0.29             (0.21)
June 1, 2008 to May 31, 2009(7) .................     $10.45      0.39(3)        0.34             (0.44)
June 1, 2007 to May 31, 2008 ....................     $10.22      0.48           0.25             (0.50)
June 1, 2006 to May 31, 2007 ....................     $10.15      0.48           0.09             (0.50)
June 1, 2005 to May 31, 2006 ....................     $10.77      0.43          (0.51)            (0.48)
November 1, 2004 to May 31, 2005(4) .............     $10.93      0.20           0.00(6)          (0.24)
November 1, 2003 to October 31, 2004 ............     $11.05      0.25           0.21             (0.35)
Class B
June 1, 2009 to November 30,2009 (Unaudited) ....     $10.70      0.17           0.30             (0.17)
July 18, 20085 to May 31, 2009 ..................     $10.32      0.27(3)        0.45             (0.31)
Class C
June 1, 2009 to November 30,2009 (Unaudited) ....     $10.70      0.17           0.30             (0.17)
June 1, 2008 to May 31, 2009 ....................     $10.45      0.30(8)        0.35             (0.37)
June 1, 2007 to May 31, 2008 ....................     $10.22      0.39           0.25             (0.41)
June 1, 2006 to May 31, 2007 ....................     $10.15      0.40           0.09             (0.42)
June 1, 2005 to May 31, 2006 ....................     $10.77      0.35          (0.50)            (0.41)
November 1, 2004 to May 31, 2005(4) .............     $10.92      0.12           0.01             (0.16)
November 1, 2003 to October 31, 2004 ............     $11.05      0.15           0.20             (0.25)
Administrator Class
June 1, 2009 to November 30,2009 (Unaudited) ....     $10.70      0.22           0.30             (0.22)
June 1, 2008 to May 31, 2009 ....................     $10.45      0.41(3)        0.34             (0.47)
June 1, 2007 to May 31, 2008 ....................     $10.22      0.49           0.26             (0.52)
June 1, 2006 to May 31, 2007 ....................     $10.15      0.50           0.09             (0.52)
June 1, 2005 to May 31, 2006 ....................     $10.77      0.48          (0.53)            (0.51)
April 11, 2005(5) to May 31, 2005(4) ............     $10.61      0.05           0.17             (0.06)
Institutional Class
June 1, 2009 to November 30,2009 (Unaudited) ....     $10.70      0.24           0.28             (0.23)
June 1, 2008 to May 31, 2009 ....................     $10.44      0.44(3)        0.34             (0.49)
June 1, 2007 to May 31, 2008 ....................     $10.21      0.52           0.25             (0.54)
June 1, 2006 to May 31, 2007 ....................     $10.14      0.54           0.08             (0.55)
June 1, 2005 to May 31, 2006 ....................     $10.77      0.49          (0.53)            (0.53)
November 1, 2004 to May 31, 2005(4) .............     $10.93      0.23           0.00(6)          (0.27)
November 1, 2003 to October 31, 2004 ............     $11.05      0.32           0.21             (0.42)
Investor Class
June 1, 2009 to November 30,2009 (Unaudited) ....     $10.71      0.21           0.29             (0.21)
June 1, 2008 to May 31, 2009 ....................     $10.46      0.39(3)        0.33             (0.44)
June 1, 2007 to May 31, 2008 ....................     $10.22      0.47           0.26             (0.49)
June 1, 2006 to May 31, 2007 ....................     $10.16      0.47           0.09             (0.50)
June 1, 2005 to May 31, 2006 ....................     $10.77      0.42          (0.49)            (0.48)
November 1, 2004 to May 31, 2005(4) .............     $10.93      0.20           0.00(6)          (0.24)
November 1, 2003 to October 31, 2004 ............     $11.05      0.26           0.21             (0.36)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3.) Calculated based upon average shares outstanding.

(4.) In 2005, the Fund changed its fiscal year-end from October 31 to May 31.

(5.) Commencement of class operations.

(6.) Amount calculated is less than $0.005.

(7.) On June 20, 2008, Advisor Class was renamed to Class A.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 79


Financial Highlights


                  Ending         Ratio to Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------------------   Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
Realized Gains     Share          Income      Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------   ---------------


     0.00          $11.00         3.94%         0.90%      0.90%      4.74%        145%        $  180,914
    (0.03)         $10.71         3.65%         0.90%      0.90%      7.17%        368%        $  181,342
     0.00          $10.45         4.54%         1.03%      0.90%      7.21%        263%        $   71,233
     0.00          $10.22         4.64%         1.06%      0.92%      5.71%        159%        $   59,760
    (0.06)         $10.15         4.14%         1.05%      0.95%     (0.74)%       207%        $   60,242
    (0.12)         $10.77         3.33%         1.16%      1.07%      1.85%        139%        $   69,267
    (0.23)         $10.93         2.57%         1.18%      1.12%      4.27%        390%        $   76,283

     0.00          $11.00         3.21%         1.65%      1.65%      4.45%        145%        $    3,933
    (0.03)         $10.70         2.94%         1.65%      1.65%      7.00%        368%        $    5,297

     0.00          $11.00         3.18%         1.65%      1.65%      4.44%        145%        $   26,101
    (0.03)         $10.70         2.78%         1.63%      1.63%      6.28%        368%        $   21,783
     0.00          $10.45         3.69%         1.77%      1.70%      6.36%        263%        $    2,595
     0.00          $10.22         3.87%         1.81%      1.70%      4.89%        159%        $    1,335
    (0.06)         $10.15         3.39%         1.80%      1.70%     (1.48)%       207%        $    1,370
    (0.12)         $10.77         2.14%         2.30%      2.26%      1.24%        139%        $    2,257
    (0.23)         $10.92         1.65%         2.10%      2.06%      3.20%        390%        $    2,979

     0.00          $11.00         4.14%         0.82%      0.70%      4.94%        145%        $  278,280
    (0.03)         $10.70         3.86%         0.81%      0.70%      7.28%        368%        $  266,579
     0.00          $10.45         4.72%         0.85%      0.70%      7.42%        263%        $  123,993
     0.00          $10.22         4.87%         0.88%      0.70%      5.94%        159%        $  117,347
    (0.06)         $10.15         4.50%         0.88%      0.70%     (0.49)%       207%        $  102,434
     0.00          $10.77         3.54%         0.83%      0.67%      2.12%        139%        $       60

     0.00          $10.99         4.36%         0.55%      0.48%      4.96%        145%        $  417,489
    (0.03)         $10.70         4.14%         0.56%      0.48%      7.62%        368%        $  313,486
     0.00          $10.44         4.96%         0.59%      0.48%      7.66%        263%        $  326,015
     0.00          $10.21         5.08%         0.61%      0.48%      6.17%        159%        $  236,424
    (0.06)         $10.14         4.60%         0.60%      0.48%     (0.37)%       207%        $   85,056
    (0.12)         $10.77         3.87%         0.58%      0.53%      2.17%        139%        $   90,647
    (0.23)         $10.93         3.19%         0.53%      0.50%      4.92%        390%        $   84,366

     0.00          $11.00         3.89%         0.95%      0.95%      4.81%        145%        $1,103,922
    (0.03)         $10.71         3.65%         0.94%      0.94%      7.02%        368%        $1,134,770
     0.00          $10.46         4.48%         1.16%      0.95%      7.26%        263%        $  869,009
     0.00          $10.22         4.59%         1.23%      0.97%      5.55%        159%        $  733,191
    (0.06)         $10.16         4.06%         1.22%      1.02%     (0.71)%       207%        $  836,567
    (0.12)         $10.77         3.37%         1.08%      1.02%      1.87%        139%        $1,162,518
    (0.23)         $10.93         2.66%         1.06%      1.03%      4.38%        390%        $1,230,428

                     80 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized     from Net
                                                   Value Per   Investment     Gain (Loss)      Investment
                                                     Share       Income     on Investments       Income
                                                   ---------   ----------   --------------   -------------
HIGH INCOME FUND
Class A
June 1, 2009 to November 30,2009 (Unaudited) ...     $6.35        0.25           0.53            (0.26)
June 1, 2008 to May 31, 2009(7) ................     $7.25        0.50          (0.90)           (0.50)
June 1, 2007 to May 31, 2008 ...................     $7.89        0.53          (0.64)           (0.53)
June 1, 2006 to May 31, 2007 ...................     $7.63        0.55           0.26            (0.55)
June 1, 2005 to May 31, 2006 ...................     $7.63        0.53           0.02            (0.55)
November 1, 2004 to May 31, 2005(4) ............     $7.84        0.30          (0.21)           (0.30)
November 1, 2003 to October 31, 2004 ...........     $7.49        0.53           0.35            (0.53)
Class B
June 1, 2009 to November 30,2009 (Unaudited) ...     $6.35        0.23           0.52            (0.23)
July 18, 2008(5) to May 31, 2009 ...............     $6.99        0.39          (0.64)           (0.39)
Class C
June 1, 2009 to November 30,2009 (Unaudited) ...     $6.35        0.23           0.52            (0.23)
July 18, 2008(5) to May 31, 2009 ...............     $6.99        0.39          (0.64)           (0.39)
Institutional Class
June 1, 2009 to November 30,2009 (Unaudited) ...     $6.40        0.27           0.53            (0.27)
June 1, 2008 to May 31, 2009 ...................     $7.31        0.53          (0.91)           (0.53)
June 1, 2007 to May 31, 2008 ...................     $7.96        0.56          (0.65)           (0.56)
June 1, 2006 to May 31, 2007 ...................     $7.70        0.59           0.26            (0.59)
June 1, 2005 to May 31, 2006 ...................     $7.69        0.45           0.13            (0.58)
November 1, 2004 to May 31, 2005(4) ............     $7.88        0.33          (0.19)           (0.33)
November 1, 2003 to October 31, 2004 ...........     $7.53        0.58           0.35            (0.58)
Investor Class
June 1, 2009 to November 30,2009 (Unaudited) ...     $6.37        0.25           0.53            (0.26)
June 1, 2008 to May 31, 2009 ...................     $7.28        0.50          (0.91)           (0.50)
June 1, 2007 to May 31, 2008 ...................     $7.92        0.53          (0.64)           (0.53)
June 1, 2006 to May 31, 2007 ...................     $7.66        0.55           0.26            (0.55)
June 1, 2005 to May 31, 2006 ...................     $7.66        0.41           0.14            (0.55)
November 1, 2004 to May 31, 2005(4) ............     $7.86        0.31          (0.20)           (0.31)
November 1, 2003 to October 31, 2004 ...........     $7.51        0.54           0.35            (0.54)
SHORT-TERM BOND FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited) ..     $8.23        0.15           0.34            (0.15)
June 1, 2008 to May 31, 2009(7) ................     $8.38        0.32          (0.15)           (0.32)
June 1, 2007 to May 31, 2008 ...................     $8.49        0.40          (0.11)           (0.40)
June 1, 2006 to May 31, 2007 ...................     $8.47        0.40           0.03            (0.41)
June 1, 2005 to May 31, 2006 ...................     $8.62        0.35          (0.13)           (0.37)
November 1, 2004 to May 31, 2005(4) ............     $8.77        0.18          (0.14)           (0.19)
November 1, 2003 to October 31, 2004 ...........     $8.81        0.26          (0.01)           (0.29)
Class C
June 1, 2009 to November 30, 2009 (Unaudited) ..     $8.22        0.11           0.34            (0.11)
June 1, 2008 to May 31, 2009 ...................     $8.37        0.26          (0.15)           (0.26)
March 31, 2008(5) to May 31, 2008 ..............     $8.45        0.05          (0.08)           (0.05)
Institutional Class
June 1, 2009 to November 30, 2009 (Unaudited) ..     $8.24        0.16           0.34            (0.16)
June 1, 2008 to May 31, 2009 ...................     $8.39        0.35          (0.15)           (0.35)
June 1, 2007 to May 31, 2008 ...................     $8.49        0.43          (0.10)           (0.43)
June 1, 2006 to May 31, 2007 ...................     $8.48        0.44           0.01            (0.44)
June 1, 2005 to May 31, 2006 ...................     $8.63        0.39          (0.14)           (0.40)
November 1, 2004 to May 31, 2005(4) ............     $8.78        0.20          (0.14)           (0.21)
November 1, 2003 to October 31, 2004 ...........     $8.82        0.31          (0.01)           (0.34)
Investor Class
June 1, 2009 to November 30, 2009 (Unaudited) ..     $8.23        0.14           0.34            (0.14)
June 1, 2008 to May 31, 2009 ...................     $8.38        0.32          (0.15)           (0.32)
June 1, 2007 to May 31, 2008 ...................     $8.48        0.40          (0.10)           (0.40)
June 1, 2006 to May 31, 2007 ...................     $8.47        0.40           0.02            (0.41)
June 1, 2005 to May 31, 2006 ...................     $8.62        0.35          (0.13)           (0.37)
November 1, 2004 to May 31, 2005(4) ............     $8.77        0.19          (0.14)           (0.20)
November 1, 2003 to October 31, 2004 ...........     $8.81        0.27          (0.01)           (0.30)

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 81


Financial Highlights

  Ending    Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------             Portfolio    Net Assets at
Value Per     Net Investment     Gross       Net       Total      Turnover    End of Period
  Share           Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
---------     --------------   --------   --------   ---------   ---------   --------------


  $6.87            7.64%         1.04%      0.90%     12.39%        25%          $105,787
  $6.35            8.13%         1.05%      0.89%     (5.07)%       52%          $105,678
  $7.25            7.04%         1.19%      0.86%     (1.40)%       53%          $ 10,471
  $7.89            7.07%         1.16%      0.86%     10.96%        82%          $115,254
  $7.63            6.39%         1.17%      0.87%      7.34%        98%          $113,433
  $7.63            6.59%         1.20%      1.06%      1.16%        52%          $ 17,681
  $7.84            6.90%         1.20%      1.13%     12.11%       133%          $ 22,315

  $6.87            6.93%         1.78%      1.65%     11.97%        25%          $  7,932
  $6.35            7.35%         1.79%      1.65%     (3.11)%       52%          $  7,908

  $6.87            6.87%         1.78%      1.65%     11.97%        25%          $ 18,838
  $6.35            7.29%         1.79%      1.65%     (3.12)%       52%          $ 13,460

  $6.93            8.05%         0.69%      0.50%     12.71%        25%          $170,245
  $6.40            8.42%         0.70%      0.50%     (4.75)%       52%          $119,004
  $7.31            8.15%         0.80%      0.48%     (1.06)%       53%          $ 90,200
  $7.96            7.53%         0.75%      0.43%     11.39%        82%          $    242
  $7.70            5.83%         0.77%      0.43%      7.96%        98%          $  3,208
  $7.69            7.20%         0.51%      0.42%      1.77%        52%          $  3,108
  $7.88            7.58%         0.47%      0.44%     12.85%       133%          $ 24,436

  $6.89            7.59%         1.08%      0.95%     12.33%        25%          $307,789
  $6.37            7.95%         1.10%      0.92%     (5.20)%       52%          $231,308
  $7.28            7.08%         1.33%      0.86%     (1.35)%       53%          $179,909
  $7.92            7.07%         1.33%      0.86%     10.95%        82%          $230,287
  $7.66            5.41%         1.34%      0.86%      7.36%        98%          $208,482
  $7.66            6.71%         1.08%      0.95%      1.35%        52%          $246,538
  $7.86            7.06%         1.00%      0.96%     12.26%       133%          $300,358


  $8.57            3.38%         0.95%      0.80%      5.94%        30%          $ 26,192
  $8.23            3.86%         0.95%      0.80%      2.14%        50%          $ 16,456
  $8.38            4.69%         1.09%      0.81%      3.50%        47%          $ 11,904
  $8.49            4.77%         1.10%      0.85%      5.18%        38%          $  6,938
  $8.47            4.14%         1.09%      0.85%      2.60%        28%          $  6,035
  $8.62            3.53%         1.18%      1.04%      0.45%        14%          $  8,142
  $8.77            2.96%         1.19%      1.12%      2.87%        37%          $ 10,240

  $8.56            2.52%         1.69%      1.55%      5.53%        30%          $  4,914
  $8.22            2.72%         1.67%      1.53%      1.35%        50%          $  1,199
  $8.37            3.56%         1.85%      1.58%     (0.37)%       47%          $     10

  $8.58            3.74%         0.60%      0.48%      6.10%        30%          $113,768
  $8.24            4.22%         0.59%      0.48%      2.47%        50%          $ 77,900
  $8.39            5.08%         0.64%      0.48%      3.97%        47%          $ 87,101
  $8.49            5.14%         0.65%      0.48%      5.45%        38%          $ 80,153
  $8.48            4.54%         0.64%      0.48%      2.98%        28%          $ 66,350
  $8.63            4.07%         0.60%      0.53%      0.76%        14%          $ 51,426
  $8.78            3.56%         0.54%      0.51%      3.50%        37%          $ 49,940

  $8.57            3.37%         1.00%      0.85%      5.91%        30%          $263,680
  $8.23            3.87%         0.99%      0.85%      2.09%        50%          $250,572
  $8.38            4.70%         1.23%      0.87%      3.57%        47%          $268,790
  $8.48            4.71%         1.27%      0.90%      5.01%        38%          $299,346
  $8.47            4.10%         1.26%      0.90%      2.55%        28%          $396,633
  $8.62            3.70%         1.01%      0.89%      0.53%        14%          $505,613
  $8.77            3.11%         0.99%      0.96%      3.05%        37%          $516,105

                     82 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net
                                                   Value Per   Investment     Gain (Loss)      Investment
                                                     Share       Income     on Investments       Income
                                                   ---------   ----------   --------------   -------------
SHORT-TERM HIGH YIELD BOND FUND
Class A
June 1, 2009 to November 30, 2009 (Unaudited) ..     $7.82         0.22          0.25            (0.22)
June 1, 2008 to May 31, 2009(7) ................     $8.31         0.40         (0.49)           (0.40)
June 1, 2007 to May 31, 2008 ...................     $8.54         0.47         (0.23)           (0.47)
June 1, 2006 to May 31, 2007 ...................     $8.49         0.49          0.05            (0.49)
June 1, 2005 to May 31, 2006 ...................     $8.51         0.43         (0.02)           (0.43)
November 1, 2004 to May 31, 2005(4) ............     $8.69         0.22         (0.18)           (0.22)
November 1, 2003 to October 31, 2004 ...........     $8.66         0.39          0.03            (0.39)
Class C
June 1, 2009 to November 30, 2009 (Unaudited) ..     $7.82         0.19          0.25            (0.19)
June 1, 2008 to May 31, 2009 ...................     $8.31         0.34         (0.49)           (0.34)
March 31, 2008(5) to May 31, 2008 ..............     $8.22         0.06          0.09            (0.06)
Investor Class
June 1, 2009 to November 30, 2009 (Unaudited) ..     $7.82         0.22          0.25            (0.22)
June 1, 2008 to May 31, 2009 ...................     $8.31         0.40         (0.49)           (0.40)
June 1, 2007 to May 31, 2008 ...................     $8.54         0.47         (0.23)           (0.47)
June 1, 2006 to May 31, 2007 ...................     $8.49         0.49          0.05            (0.49)
June 1, 2005 to May 31, 2006 ...................     $8.52         0.44         (0.03)           (0.44)
November 1, 2004 to May 31, 2005(4) ............     $8.69         0.22         (0.17)           (0.22)
November 1, 2003 to October 31, 2004 ...........     $8.66         0.40          0.03            (0.40)
ULTRA SHORT-TERM INCOME FUND
Class A
June 1, 2009 to November 30,2009 (Unaudited) ...     $8.03         0.12          0.34            (0.12)
June 1, 2008 to May 31, 2009(7) ................     $8.71         0.31         (0.68)           (0.31)
June 1, 2007 to May 31, 2008 ...................     $9.09         0.43         (0.37)           (0.44)
June 1, 2006 to May 31, 2007 ...................     $9.12         0.47         (0.02)           (0.48)
June 1, 2005 to May 31, 2006 ...................     $9.17         0.39         (0.02)           (0.42)
November 1, 2004 to May 31, 2005(4) ............     $9.21         0.16         (0.02)           (0.18)
November 1, 2003 to October 31, 2004 ...........     $9.33         0.20         (0.07)           (0.25)
Class C
June 1, 2009 to November 30,2009 (Unaudited) ...     $8.03         0.09          0.34            (0.09)
July 18, 2008(5) to May 31, 2009 ...............     $8.57         0.21         (0.54)           (0.21)
Administrator Class
June 1, 2009 to November 30,2009 (Unaudited) ...     $8.00         0.12          0.34            (0.12)
June 1, 2008 to May 31, 2009 ...................     $8.68         0.32         (0.68)           (0.32)
June 1, 2007 to May 31, 2008 ...................     $9.06         0.46         (0.38)           (0.46)
June 1, 2006 to May 31, 2007 ...................     $9.09         0.49         (0.02)           (0.50)
June 1, 2005 to May 31, 2006 ...................     $9.16         0.41         (0.05)           (0.43)
April 11, 2005(5) to May 31, 2005(4) ...........     $9.16         0.05         0.00(6)          (0.05)
Institutional Class
June 1, 2009 to November 30,2009 (Unaudited) ...     $8.03         0.13          0.34            (0.13)
June 1, 2008 to May 31, 2009 ...................     $8.71         0.33         (0.67)           (0.34)
June 1, 2007 to May 31, 2008 ...................     $9.09         0.47         (0.37)           (0.48)
June 1, 2006 to May 31, 2007 ...................     $9.12         0.51         (0.02)           (0.52)
June 1, 2005 to May 31, 2006 ...................     $9.17         0.43         (0.02)           (0.46)
November 1, 2004 to May 31, 2005(4) ............     $9.21         0.19         (0.02)           (0.21)
November 1, 2003 to October 31, 2004 ...........     $9.33         0.24         (0.04)           (0.32)
Investor Class
June 1, 2009 to November 30,2009 (Unaudited) ...     $8.03         0.12          0.34            (0.12)
June 1, 2008 to May 31, 2009 ...................     $8.71         0.31         (0.68)           (0.31)
June 1, 2007 to May 31, 2008 ...................     $9.09         0.43         (0.37)           (0.44)
June 1, 2006 to May 31, 2007 ...................     $9.12         0.47         (0.02)           (0.48)
June 1, 2005 to May 31, 2006 ...................     $9.17         0.38         (0.02)           (0.41)
November 1, 2004 to May 31, 2005(4) ............     $9.22         0.17         (0.03)           (0.19)
November 1, 2003 to October 31, 2004 ...........     $9.34         0.22         (0.06)           (0.28)

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 83


Financial Highlights

  Ending    Ratio to Average Net Assets (Annualized)
Net Asset   ---------------------------------------               Portfolio    Net Assets at
Value Per     Net Investment     Gross      Net         Total      Turnover    End of Period
  Share           Income       Expenses   Expenses    Return(1)    Rate(2)    (000's omitted)
---------     --------------   --------   --------    ---------   ---------   ---------------


 $ 8.07            5.47%         1.04%      0.81%       6.07%       24%          $  147,118
 $ 7.82            5.27%         1.08%      0.81%      (0.89)%      46%          $  110,451
 $ 8.31            5.70%         1.20%      0.86%       2.98%       59%          $   15,781
 $ 8.54            5.70%         1.22%      0.86%       6.48%       50%          $   22,076
 $ 8.49            5.05%         1.20%      0.95%       4.94%       60%          $   30,637
 $ 8.51            4.32%         1.23%      1.09%       0.47%       31%          $   40,297
 $ 8.69            4.54%         1.20%      1.12%       4.96%       71%          $   55,553

 $ 8.07            4.69%         1.79%      1.56%       5.66%       24%          $   24,738
 $ 7.82            4.50%         1.76%      1.56%      (1.70)%      46%          $   11,096
 $ 8.31            4.37%         1.97%      1.56%       2.48%       59%          $       18

 $ 8.07            5.43%         1.08%      0.86%       6.04%       24%          $  152,695
 $ 7.82            5.20%         1.13%      0.84%      (0.91)%      46%          $  128,789
 $ 8.31            5.69%         1.34%      0.86%       2.98%       59%          $   70,420
 $ 8.54            5.70%         1.39%      0.86%       6.48%       50%          $   96,071
 $ 8.49            5.15%         1.37%      0.86%       4.90%       60%          $  100,379
 $ 8.52            4.41%         1.15%      1.01%       0.63%       31%          $  127,171
 $ 8.69            4.68%         1.03%      0.99%       5.08%       71%          $  164,928


 $ 8.37            2.74%         0.93%      0.70%       5.72%       25%          $   90,325
 $ 8.03            3.70%         0.93%      0.70%      (4.27)%      32%          $   44,163
 $ 8.71            4.89%         1.08%      0.73%       0.68%       48%          $   42,615
 $ 9.09            5.13%         1.06%      0.80%       5.06%       28%          $   44,858
 $ 9.12            4.23%         1.06%      0.80%       4.06%       26%          $   50,913
 $ 9.17            2.98%         1.15%      1.03%       1.55%       17%          $   59,097
 $ 9.21            2.25%         1.17%      1.12%       1.45%       26%          $   87,760

 $ 8.37            1.98%         1.68%      1.45%       5.32%       25%          $   12,651
 $ 8.03            2.77%         1.64%      1.45%      (3.85)%      32%          $    4,775

 $ 8.34            2.95%         0.83%      0.55%       5.82%       25%          $   79,617
 $ 8.00            3.77%         0.81%      0.55%      (4.15)%      32%          $   59,184
 $ 8.68            5.03%         0.90%      0.57%       0.84%       48%          $   28,254
 $ 9.06            5.36%         0.88%      0.60%       5.27%       28%          $   17,003
 $ 9.09            4.51%         0.88%      0.60%       4.03%       26%          $    6,114
 $ 9.16            3.35%         0.83%      0.59%       0.53%       17%          $      161

 $ 8.37            3.16%         0.60%      0.35%       5.91%       25%          $   60,429
 $ 8.03            4.09%         0.59%      0.35%      (3.93)%      32%          $   27,680
 $ 8.71            5.24%         0.63%      0.35%       1.07%       48%          $   61,898
 $ 9.09            5.57%         0.61%      0.35%       5.54%       28%          $   42,757
 $ 9.12            4.65%         0.61%      0.35%       4.53%       26%          $   48,259
 $ 9.17            3.60%         0.51%      0.42%       1.90%       17%          $   56,560
 $ 9.21            2.99%         0.41%      0.38%       2.19%       26%          $   59,624

 $ 8.37            2.77%         0.99%      0.75%       5.70%       25%          $  439,663
 $ 8.03            3.69%         0.99%      0.75%      (4.32)%      32%          $  423,039
 $ 8.71            4.86%         1.21%      0.78%       0.64%       48%          $  594,246
 $ 9.09            5.10%         1.23%      0.84%       5.02%       28%          $  718,019
 $ 9.12            4.17%         1.23%      0.84%       4.02%       26%          $  810,961
 $ 9.17            3.14%         0.99%      0.87%       1.51%       17%          $1,006,961
 $ 9.22            2.49%         0.89%      0.86%       1.71%       26%          $1,277,777

                     84 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Government Securities Fund ("Government Securities Fund"), Wells Fargo Advantage High Income Fund ("High Income Fund"), Wells Fargo Advantage Short-Term Bond Fund ("Short-Term Bond Fund"), Wells Fargo Advantage Short-Term High Yield Bond Fund ("Short-Term High Yield Bond Fund"), and Wells Fargo Advantage Ultra Short-Term Income Fund ("Ultra Short-Term Income Fund" ) (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 29, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees

                     Wells Fargo Advantage Income Funds 85


Notes to Financial Statements

payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended November 30, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2009, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

                     86 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                               Defaulted/Impaired
FUND                              SIVs ($Value)     % of Net Assets
----------------------------   ------------------   ---------------
GOVERNMENT SECURITIES FUND         $12,930,733            0.64
HIGH INCOME FUND                     1,450,315            0.24
SHORT-TERM FUND                        909,081            0.22
SHORT-TERM HIGH YIELD FUND             194,363            0.06
ULTRA SHORT-TERM INCOME FUND           135,456            0.02

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each

                      Wells Fargo Advantage Income Funds 87


Notes to Financial Statements

Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2009, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                  Expiration    Capital Loss
                                     Year      Carryforwards
                                  ----------   -------------
GOVERNMENT SECURITIES FUND           2012       $    599,009
                                     2013          8,423,067
                                     2014          5,950,495
                                     2015          3,154,334
                                     2016          3,078,336
HIGH INCOME FUND                     2010        279,017,279
                                     2011         28,016,734
                                     2013            869,486
                                     2014            266,573
                                     2015          7,773,739
                                     2016          3,607,384
                                     2017         16,489,349
SHORT-TERM BOND FUND                 2010        106,132,641
                                     2011          2,145,251
                                     2012            263,758
                                     2013            417,163
                                     2014            764,108
                                     2015          1,524,727

                      88 Wells Fargo Advantage Income Funds

                                                   Notes to Financial Statements

                                  Expiration    Capital Loss
                                     Year      Carryforwards
                                  ----------   -------------
SHORT-TERM HIGH YIELD BOND FUND      2010       $ 65,207,341
                                     2015             78,433
                                     2016          1,091,400
                                     2017          1,089,609
ULTRA SHORT-TERM INCOME FUND         2010        173,012,605
                                     2011         21,833,596
                                     2012         11,899,310
                                     2013             73,332
                                     2014             83,461
                                     2015         25,866,042
                                     2016          2,154,408
                                     2017          8,848,032

At May 31, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                    Deferred
                                  Post-October
FUND                              Capital Loss
----                              ------------
GOVERNMENT SECURITIES FUND         $11,487,570
HIGH INCOME FUND                    18,874,137
SHORT-TERM HIGH YIELD BOND FUND      5,080,417
ULTRA SHORT-TERM INCOME FUND         5,187,588

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

                      Wells Fargo Advantage Income Funds 89


Notes to Financial Statements

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                      Significant
                                                                         Other        Significant
                                                                      Observable     Unobservable     Total Fair
                                                    Quoted Price        Inputs          Inputs        Value as of
INVESTMENTS IN SECURITIES                              Level 1          Level 2         Level 3       11/30/2009
-------------------------                          --------------   --------------   ------------   --------------
GOVERNMENT SECURITIES FUND
   Asset backed securities                         $            0   $   29,977,561    $         0   $   29,977,561
   Mortgage backed securities                                   0    1,068,908,214      1,116,293    1,070,024,507
   Collateralized mortgage obligations                          0      345,503,623              0      345,503,623
   Corporate debt securities                                    0      281,345,487     12,930,733      294,276,220
   Debt securities issued by states in the
      U.S. and its political subdivisions                       0       69,195,344              0       69,195,344
   Debt securities issued by foreign governments                0       30,377,816              0       30,377,816
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                        561,556,126          999,936              0      562,556,062
   Short-term investments                             463,636,359       71,565,059              0      535,201,418
                                                   --------------   --------------    -----------   --------------
                                                   $1,025,192,485   $1,897,873,040    $14,047,026   $2,937,112,551
                                                   ==============   ==============    ===========   ==============
HIGH INCOME FUND
   Corporate debt securities                       $            0   $  591,561,106    $ 5,763,617   $  597,324,723
   Debt securities issued by states in the
      U.S. and its political subdivisions                       0        1,762,663      2,826,250        4,588,913
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                                  0          249,984              0          249,984
   Short-term investments                              17,624,944        3,126,266              0       20,751,210
                                                   --------------   --------------    -----------   --------------
                                                   $   17,624,944   $  596,700,019    $ 8,589,867   $  622,914,830
                                                   ==============   ==============    ===========   ==============
SHORT-TERM BOND FUND
   Asset backed securities                         $            0   $   10,810,598    $ 6,910,249   $   17,720,847
   Mortgage backed securities                                   0       28,953,650          5,566       28,959,216
   Collateralized mortgage obligations                          0       32,421,708      2,927,138       35,348,846
   Corporate debt securities                                    0      234,842,383      3,024,241      237,866,624
   Debt securities issued by states in the
      U.S. and its political subdivisions                       0       36,808,692              0       36,808,692
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                         16,415,709          499,971              0       16,915,680
   Short-term investments                              40,829,778        1,284,231              0       42,114,009
                                                   --------------   --------------    -----------   --------------
                                                   $   57,245,487   $  345,621,233    $12,867,194   $  415,733,914
                                                   ==============   ==============    ===========   ==============
SHORT-TERM HIGH YIELD BOND FUND
   Collateralized mortgage obligations             $            0   $      190,339    $         0   $      190,339
   Corporate debt securities                                    0      298,303,448      2,649,773      300,953,221
   Debt securities issued by states in the
      U.S. and its political subdivisions                       0        2,485,294              0        2,485,294
   Debt securities issued by foreign governments                0        5,456,250              0        5,456,250
   Short-term investments                              24,227,923        1,434,902              0       25,662,825
                                                   --------------   --------------    -----------   --------------
                                                   $   24,227,923   $  307,870,233    $ 2,649,773   $  334,747,929
                                                   ==============   ==============    ===========   ==============

                     90 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

                                                                   Significant
                                                                      Other       Significant
                                                                   Observable    Unobservable    Total Fair
                                                   Quoted Price      Inputs         Inputs       Value as of
INVESTMENTS IN SECURITIES                             Level 1        Level 2        Level 3      11/30/2009
-------------------------                          ------------   ------------   ------------   ------------
ULTRA SHORT-TERM INCOME FUND
   Asset backed securities                          $         0   $ 38,801,117    $13,586,368   $ 52,387,485
   Mortgage backed securities                                 0     23,045,188      8,791,373     31,836,561
   Collateralized mortgage obligations                        0     94,871,805              0     94,871,805
   Corporate debt securities                                  0    399,945,441      3,643,184    403,588,625
   Debt securities issued by states in the
      U.S. and its political subdivisions                     0     32,289,818              0     32,289,818
   Debt securities issued by foreign governments              0      8,773,852              0      8,773,852
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                                0        699,961              0        699,961
   Short-term investments                           $55,157,653         57,341              0     55,214,994
                                                    $55,157,653   $598,484,523    $26,020,925   $679,663,101

Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in other financial instruments:*

                                                               Total Unrealized
                                                                 Appreciation/
INCOME FUNDS                    Level 1    Level 2   Level 3    (Depreciation)
------------                   ---------   -------   -------   ----------------
GOVERNMENT SECURITIES FUND     $ 653,140      $0        $0        $ 653,140
HIGH INCOME FUND                 (27,659)      0         0          (27,659)
SHORT-TERM BOND FUND             (70,238)      0         0          (70,238)
ULTRA SHORT-TERM INCOME FUND    (144,190)      0         0         (144,190)

*    Other financial instruments includes futures transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                  Ultra
                                          Government       High      Short-Term   Short-Term    Short-Term
                                          Securities      Income        Bond      High Yield     Income
                                             Fund          Fund         Fund       Bond Fund       Fund
                                         ------------   ----------   ----------   ----------   -----------
CORPORATE DEBT SECURITIES
   Balance as of 05/31/2009              $ 11,349,914   $5,403,754   $  797,942   $  182,227   $   118,896
      Accrued discounts (premiums)                  0            0            0            0             0
         Realized gain (loss)             (11,476,296)    (717,569)    (293,347)     (75,661)     (215,187)
      Change in unrealized
         appreciation (depreciation)       14,556,577    1,323,370      509,902      120,755       247,454
      Net purchases (sales)                (1,499,462)    (245,938)    (105,416)     (32,958)      (15,707)
      Net transfer in (out) of Level 3              0            0    2,115,160    2,455,410     3,507,728
   Balance as of 11/30/2009                12,930,733    5,763,617    3,024,241    2,649,773     3,643,184
ASSET-BACKED SECURITIES
   Balance as of 05/31/2009                         0            0    6,196,213            0    12,287,669
      Accrued discounts (premiums)                  0            0            0            0             0
         Realized gain (loss)                       0            0            0            0             0
      Change in unrealized
         appreciation (depreciation)                0            0      714,036            0     1,298,699
      Net purchases (sales)                         0            0            0            0             0
      Net transfer in (out) of Level 3              0            0            0            0             0
   Balance as of 11/30/2009                         0            0    6,910,249            0    13,586,368

                     Wells Fargo Advantage Income Funds 91


Notes to Financial Statements

                                                Government      High       Short-Term   Short-Term      Ultra
                                                Securities     Income         Bond      High Yield    Short-Term
                                                   Fund         Fund          Fund       Bond Fund   Income Fund
                                               -----------   ----------   -----------   ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS
   Balance as of 05/31/2009                    $         0   $        0   $ 2,457,552   $        0   $ 7,566,162
      Accrued discounts (premiums)                       0            0             0            0             0
         Realized gain (loss)                            0            0             0            0             0
      Change in unrealized
         appreciation (depreciation)                     0            0       569,333            0     1,597,159
      Net purchases (sales)                              0            0       (99,747)           0      (371,948)
      Net transfer in (out) of Level 3                   0            0             0            0             0
   Balance as of 11/30/2009                              0            0     2,927,138            0     8,791,373
MORTGAGE BACKED SECURITIES
   Balance as of 05/31/2009                      1,469,903            0             0            0             0
      Accrued discounts (premiums)                       0            0             0            0             0
         Realized gain (loss)                            0            0             0            0             0
      Change in unrealized
         appreciation (depreciation)                (4,652)           0             0            0             0
      Net purchases (sales)                       (348,958)           0             0            0             0
      Net transfer in (out) of Level 3                   0            0         5,566            0             0
   Balance as of 11/30/2009                      1,116,293            0         5,566            0             0
DEBT SECURITIES ISSUED BY STATES IN THE U.S.
   AND ITS POLITICAL SUBDIVISIONS
      Balance as of 05/31/2009                           0            0             0            0             0
         Accrued discounts (premiums)                    0            0             0            0             0
            Realized gain (loss)                         0            0             0            0             0
         Change in unrealized
            appreciation (depreciation)                  0            0             0            0             0
         Net purchases (sales)                           0            0             0            0             0
         Net transfer in (out) of Level 3                0    2,826,250             0            0             0
      Balance as of 11/30/2009                           0    2,826,250             0            0             0
BALANCE AS OF 11/30/2009                       $14,047,026   $8,589,867   $12,867,194   $2,649,773   $26,020,925

                                                                                     Short-Term      Ultra
                                                Government     High     Short-Term   High Yield   Short-Term
                                                Securities    Income       Bond         Bond        Income
                                                   Fund        Fund        Fund         Fund         Fund
                                                ----------   --------   ----------   ----------   ----------
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period
Asset backed securities                          $      0    $      0    $714,036      $     0    $1,298,699
Mortgage backed securities                         (4,652)          0           0            0             0
Collateralized mortgage obligations                     0           0     569,333            0     1,597,159
Corporate debt securities                         538,237     383,627      37,840       15,320         5,638

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

                     92 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                    Advisory Fees
                                                    (% of Average
                                  Average Daily       Daily Net
                                   Net Assets          Assets)
                               ------------------   -------------
GOVERNMENT SECURITIES FUND     First $500 million       0.400
SHORT-TERM BOND FUND            Next $500 million       0.375
ULTRA SHORT-TERM INCOME FUND      Next $2 billion       0.350
                                  Next $2 billion       0.325
                                  Over $5 billion       0.300
HIGH INCOME FUND               First $500 million       0.500
SHORT-TERM HIGH YIELD BOND      Next $500 million       0.475
                                  Next $2 billion       0.450
                                  Next $2 billion       0.425
                                  Over $5 billion       0.400

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to each Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                           Advisory Fees
                        Average Daily      (% of Average
                         Net Assets      Daily Net Assets)
                      ----------------   -----------------
Fund level            First $5 billion          0.05
                       Next $5 billion          0.04
                      Over $10 billion          0.03
Class A               All asset levels          0.18
Class B               All asset levels          0.18
Class C               All asset levels          0.18
Administrator Class   All asset levels          0.10
Institutional Class   All asset levels          0.08
Investor Class        All asset levels          0.23

Funds Management has contractually waived advisory and administration fees during the six months ended November 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

                     Wells Fargo Advantage Income Funds 93


Notes to Financial Statements

Prior to September 21, 2009, WFB was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to August 21, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended November 30, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                    Front-end     Contingent deferred
                                  sales charges      sales charges
                                     Class A            Class C
                                  -------------   -------------------
GOVERNMENT SECURITIES FUND         $ 5,148,044          $  557
HIGH INCOME FUND                     6,829,355           2,573
SHORT-TERM BOND FUND                 3,684,577               0
SHORT-TERM HIGH YIELD BOND FUND     14,748,597               0
ULTRA SHORT-TERM INCOME FUND         2,702,728           1,586

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended November 30, 2009 were as follows:

                                  Purchases at Cost   Sales Proceeds
                                  -----------------   --------------
GOVERNMENT SECURITIES FUND          $3,021,017,107    $2,946,882,292
HIGH INCOME FUND                       156,314,910       131,244,836
SHORT-TERM BOND FUND                   153,456,824        99,157,493
SHORT-TERM HIGH YIELD BOND FUND        236,095,362        66,585,381
ULTRA SHORT-TERM INCOME FUND           261,126,933       138,768,503

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2009, the Funds entered into futures contracts for hedging and speculative purposes.

At November 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                Initial       Value at     Net Unrealized
                                                                                Contract    November 30,   Appreciation/
                             Expiration   Contracts            Type              Value          2009       (Depreciation)
                             ----------   ---------   ---------------------   -----------   ------------   --------------
GOVERNMENT SECURITIES FUND   March 2010      455      US Treasury Note long   $54,196,333    $54,571,563      $375,230
                             March 2010      282      US Treasury Note long    32,774,223     33,068,906       294,683

                     94 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

At November 30, 2009, the following Funds had short futures contracts outstanding as follows:

                                                                                    Initial         Value at      Net Unrealized
                                                                                    Contract      November 30,     Appreciation/
                               Expiration   Contracts            Type                Value            2009        (Depreciation)
                               ----------   ---------   ----------------------   -------------   --------------   --------------
GOVERNMENT SECURITIES FUND     March 2010      100      US Treasury Note short   $ (21,772,290)  $ (21,789,063)     $ (16,773)
HIGH INCOME FUND               March 2010       20      US Treasury Note short   $  (2,395,900)  $  (2,398,750)     $  (2,850)
                               March 2010      105      US Treasury Note short     (12,288,082)    (12,312,891)       (24,809)
SHORT-TERM BOND FUND           March 2010       68      US Treasury Note short   $ (14,805,157)  $ (14,816,562)     $ (11,405)
                               March 2010      249      US Treasury Note short     (29,140,308)    (29,199,141)       (58,833)
ULTRA SHORT-TERM INCOME FUND   March 2010      716      US Treasury Note short   $(155,889,598)  $(156,009,688)     $(120,090)
                               March 2010      102      US Treasury Note short     (11,936,994)    (11,961,094)       (24,100)

During the six months ended November 30, 2009, all the above Funds invested in futures with only one type of risk exposure. The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

The Government Securities Fund, High Income Fund, Short-Term Bond Fund and Ultra Short-Term Income Fund had average contract amounts of $84,684,063, $14,567,757, $31,890,501 and 91,584,316 respectively, in futures contracts during the six months ended November 30, 2009.

7. ACQUISITION

As of the open of business on July 21, 2008, each "Acquiring Fund" identified below acquired all of the assets and assumed all of the liabilities of its corresponding "Target Fund" (each, an "Acquisition", and collectively, the "Acquisitions"), as shown in the table below. Each Acquiring Fund was deemed to be the accounting survivor in each Acquisition.

Target Fund                                    Acquiring Fund
-----------                             ----------------------------
High Yield Bond Fund                    High Income Fund
Intermediate Government Income Fund     Government Securities Fund
Ultra Short-Duration Bond Fund          Ultra Short-Term Income Fund

The Acquisitions were completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of each Target Fund on June 30, 2008. The Acquisitions were accomplished through the following steps.

In a tax-free exchange, the High Income Fund issued 5,562,533 of its Class A shares (valued at $52,435,301), 1,182,289 of its Class B shares (valued at $11,143,933), and 852,390 of its Class C shares (valued at $8,039,807), in exchange for all of the assets and liabilities of the High Yield Bond Fund. The aggregate net assets of the High Yield Bond Fund, representing the aggregate net asset value of the Class A shares, Class B shares, and Class C shares of the High Yield Bond Fund, at the close of business on July 18, 2008 were valued at $71,619,041, and included $4,627,216 of net unrealized depreciation, and were combined with those of the High Income Fund.

The High Yield Bond Fund then liquidated by distributing (i) Class A shares of the High Income Fund pro rata to the High Yield Bond Fund shareholders holding Class A shares, (ii) Class B shares of the High Income Fund pro rata to the High Yield Bond Fund shareholders holding Class B shares, and (iii) Class C shares of the High Income Fund pro rata to the High Yield Bond Fund shareholders holding Class C shares. As a result, the High Yield Bond Fund shareholders received shares of their specified class of the High Income Fund with a total value equal to the value of their High Yield Bond Fund shares at the close of business on July 18, 2008.

In a tax-free exchange, the Government Securities Fund issued 10,207,680 of its Class A shares (valued at $107,805,358), 810,709 of its Class B shares (valued at $8,552,101), 646,475 of its Class C shares (valued at $6,800,230), and
18,621,269 of its Administrator Class shares (valued at $196,547,217), in exchange for all of the assets and liabilities of the Intermediate Government Income Fund. The aggregate net assets of the Intermediate Government Income Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C and Administrator shares of the Intermediate

                     Wells Fargo Advantage Income Funds 95


Notes to Financial Statements

Government Income Fund, at the close of business on July 18, 2008 were valued at $319,704,906, and included $1,977,340 of net unrealized depreciation, and were combined with those of the Government Securities Fund.

The Intermediate Government Income Fund then liquidated by distributing (i) Class A shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Class A shares, (ii) Class B shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Class B shares, (iii) Class C shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Class C shares, and (iv) Administrator Class shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Administrator Class shares. As a result, the Intermediate Government Income Fund shareholders received shares of their specified class of the Government Securities Fund with a total value equal to the value of their Intermediate Government Income Fund shares at the close of business on July 18, 2008.

In a tax-free exchange, the Ultra Short-Term Income Fund issued 1,445,396 of its Class A shares (valued at $12,854,136), 250,315 of its Class C shares (valued at $2,226,701), and 530,940 of its Investor Class shares (valued at $4,707,096), in exchange for all of the assets and liabilities of the Ultra-Short Duration Bond Fund. The aggregate net assets of the Ultra-Short Duration Bond Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C shares and Class Z shares of the Ultra-Short Duration Bond Fund, at the close of business on July 18, 2008 were valued at $19,787,933 and included $1,498,862 of net unrealized depreciation, and were combined with those of the Ultra Short-Term Income Fund.

The Ultra-Short Duration Bond Fund then liquidated by distributing (i) Class A shares of the Ultra Short-Term Income Fund pro rata to the Ultra-Short Duration Bond Fund shareholders holding Class A and Class B shares, (ii) Class C shares of the Ultra Short-Term Income Fund pro rata to the Ultra-Short Duration Bond Fund shareholders holding Class C shares, and (iii) Investor Class shares of the Ultra Short-Term Income Fund pro rata to the Ultra-Short Duration Bond Fund shareholders holding Class Z shares. As a result, the Ultra-Short Duration Bond Fund shareholders received shares of their specified class of the Ultra Short-Term Income Fund with a total value equal to the value of their Ultra-Short Duration Bond Fund shares at the close of business on July 18, 2008.

In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the High Income Fund, Government Securities Fund, and Ultra Short-Term Income Fund immediately after the Acquisitions totaled $339,684,063, $1,720,741,244, and $731,607,944 respectively.

In addition, effective at the close of business on June 20, 2008, the Advisor Class of the Government Securities Fund, High Income Fund, and the Ultra Short-Term Income Fund was renamed Class A and was modified to assume the features and attributes associated with Class A, including Class A exchange privileges.

8. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the six months ended November 30, 2009, there were no borrowings by the Funds under the agreement.

                     96 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

                     Wells Fargo Advantage Income Funds 97


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                        Position Held and
Name and Age           Length of Service(2)         Principal Occupations During Past Five Years             Other Directorships
------------        -------------------------  --------------------------------------------------------  ---------------------------
Peter G. Gordon     Trustee, since 1998;       Co-Founder, Chairman, President and CEO of Crystal        None
67                  Chairman, since 2005       Geyser. Water Company.
                    (Lead Trustee since 2001)

Isaiah Harris, Jr.  Advisory Board             Retired. Prior thereto, President and CEO of BellSouth    CIGNA Corporation;
57                  Trustee, since 2008        Advertising and Publishing Corp from 2005 to 2007,        Deluxe Corporation
                                               President and CEO of BellSouth Enterprises from 2004 to
                                               2005 and President of BellSouth Consumer Services from
                                               2000 to 2003. Currently a member of the Iowa State
                                               University Foundation Board of Governors and a member of
                                               the Advisory Board of Iowa State University School of
                                               Business.

Judith M. Johnson   Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and       None
60                                             Chief Investment Officer of Minneapolis Employees
                                               Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                               certified public accountant and a certified managerial
                                               accountant.

David F. Larcker    Advisory Board             James Irvin Miller Professor of Accounting at the         None
59                  Trustee, since 2008        Graduate School of Business, Stanford University,
                                               Director of Corporate Governance Research Program and
                                               Co-Director of The Rock Center for Corporate Governance
                                               since 2006. From 2005 to 2008, Professor of Accounting
                                               at the Graduate School of Business, Stanford University.
                                               Prior thereto, Ernst & Young Professor of Accounting at
                                               The Wharton School, University of Pennsylvania from 1985
                                               to 2005.

                                 98 Wells Fargo Advantage Income Funds


                                                   Other Information (Unaudited)

                       Position Held and
Name and Age          Length of Service(2)           Principal Occupations During Past Five Years            Other Directorships
------------        -------------------------  --------------------------------------------------------  ---------------------------
Olivia S. Mitchell  Trustee, since 2006        Professor of Insurance and Risk Management, Wharton       None
56                                             School, University of Pennsylvania. Director of the
                                               Boettner Center on Pensions and Retirement Research.
                                               Research associate and board member, Penn Aging Research
                                               Center. Research associate, National Bureau of Economic
                                               Research.

Timothy J. Penny    Trustee, since 1996        President and CEO of Southern Minnesota Initiative        None
58                                             Foundation, a non-profit organization, since 2007 and
                                               Senior Fellow at the Humphrey Institute Policy Forum at
                                               the University of Minnesota since 1995. Member of the
                                               Board of Trustees of NorthStar Education Finance, Inc.,
                                               a non-profit organization, since 2007.

Donald C. Willeke   Trustee, since 1996        Principal of the law firm of Willeke & Daniels. General   None
69                                             Counsel of the Minneapolis Employees Retirement Fund
                                               from 1984 to present.

OFFICERS

                        Position Held and
Name and Age           Length of Service(2)         Principal Occupations During Past Five Years             Other Directorships
------------        -------------------------  --------------------------------------------------------  ---------------------------
Karla M. Rabusch    President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and    None
50                                             President of Wells Fargo Funds Management, LLC since
                                               2003. Senior Vice President and Chief Administrative
                                               Officer of Wells Fargo Funds Management, LLC from 2001
                                               to 2003.

C. David Messman    Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds  None
49                  Chief Legal Counsel,       Management, LLC since 2001. Vice President and Managing
                    since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)   Treasurer, since 2009      Senior Vice President of Evergreen Investment Management  None
38                                             Company, LLC since 2006 and currently the Treasurer of
                                               the Evergreen Funds since 2005. Vice President and
                                               Assistant Vice President of Evergreen
                                               Investment Services, Inc. from 1999 to 2006.

David Berardi(4)    Assistant Treasurer,       Vice President of Evergreen Investment Management         None
34                  since 2009                 Company, LLC since 2008. Assistant Vice President of
                                               Evergreen Investment Services, Inc. from 2004 to 2008.
                                               Manager of Fund Reporting and Control for Evergreen
                                               Investment Management Company, LLC since 2004.

Jeremy DePalma(4)   Assistant Treasurer,       Senior Vice President of Evergreen Investment Management  None
35                  since 2009                 Company, LLC since 2008. Vice President, Evergreen
                                               Investment Services, Inc. from 2004 to 2007. Assistant
                                               Vice President, Evergreen Investment Services, Inc. from
                                               2000 to 2004 and the head of the Fund Reporting and
                                               Control Team within Fund Administration since 2005.

Debra Ann Early     Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds             None
45                  since 2007                 Management, LLC since 2007. Chief Compliance Officer of
                                               Parnassus Investments from 2005 to 2007. Chief Financial
                                               Officer of Parnassus Investments from 2004 to 2007 and
                                               Senior Audit Manager of PricewaterhouseCoopers LLP from
                                               1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                                 Wells Fargo Advantage Income Funds 99


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   --  Higher Education Facilities Authority Revenue
HFA     --  Housing Finance Authority
HFFA    --  Health Facilities Financing Authority
HUD     --  Housing & Urban Development
IDA     --  Industrial Development Authority
IDAG    --  Industrial Development Agency
IDR     --  Industrial Development Revenue
LIBOR   --  London Interbank Offered Rate
LLC     --  Limited Liability Company
LOC     --  Letter of Credit
LP      --  Limited Partnership
MBIA    --  Municipal Bond Insurance Association
MFHR    --  Multi-Family Housing Revenue
MMD     --  Municipal Market Data
MTN     --  Medium Term Note
MUD     --  Municipal Utility District
NATL-RE --  National Public Finance Guarantee Corporation
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PFFA    --  Public Facilities Financing Authority
plc     --  Public Limited Company
PSFG    --  Public School Fund Guaranty
R&D     --  Research & Development
RDA     --  Redevelopment Authority
RDFA    --  Redevelopment Finance Authority
REITS   --  Real Estate Investment Trusts
SFHR    --  Single Family Housing Revenue
SFMR    --  Single Family Mortgage Revenue
SLMA    --  Student Loan Marketing Association
SPDR    --  Standard & Poor's Depositary Receipts
STIT    --  Short-Term Investment Trust
TBA     --  To Be Announced
TRAN    --  Tax Revenue Anticipation Notes
USD     --  Unified School District
XLCA    --  XL Capital Assurance

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

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE -MAY LOSE VALUE           (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    119293 01-10
                                                             SIFNL/SAR104  11-09

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
=================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Wells Fargo Funds Trust


                                                By: /s/ Karla M. Rabusch
                                                    ----------------------------
                                                    Karla M. Rabusch
                                                    President

                                                Date: January 28, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                               By: /s/ Karla M. Rabusch
                                                   -----------------------------
                                                   Karla M. Rabusch
                                                   President

                                               Date: January 28, 2010


                                               By: /s/ Kasey L. Phillips
                                                  -----------------------------
                                                   Kasey L. Phillips
                                                   Treasurer


                                               Date: January 28, 2010